FEBRUARY 27, 2015, AS AMENDED DECEMBER 22, 2015

PROSPECTUS

BlackRock LifePath® Active Funds of BlackRock Funds II  |  Investor, Institutional and Class R Shares

>	BlackRock LifePath® Active Retirement Fund Investor A: BAPBX • Institutional: BLAIX • Class R: BRPBX
>	BlackRock LifePath® Active 2020 Fund Investor A: BAPCX • Institutional: BLBIX • Class R: BRPCX
>	BlackRock LifePath® Active 2025 Fund Investor A: BAPDX • Institutional: BLCIX • Class R: BRPDX
>	BlackRock LifePath® Active 2030 Fund Investor A: BAPEX • Institutional: BLEIX • Class R: BRPEX
>	BlackRock LifePath® Active 2035 Fund Investor A: BAPGX • Institutional: BLGIX • Class R: BRPGX
>	BlackRock LifePath® Active 2040 Fund Investor A: BAPHX • Institutional: BLHIX • Class R: BRPHX
>	BlackRock LifePath® Active 2045 Fund Investor A: BAPJX • Institutional: BLJIX • Class R: BRPJX
>	BlackRock LifePath® Active 2050 Fund Investor A: BAPKX • Institutional: BLKIX • Class R: BRPKX
>	BlackRock LifePath® Active 2055 Fund Investor A: BAPLX • Institutional: BLLIX • Class R: BRPLX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Fund Overview
Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information

	Key Facts About BlackRock LifePath® Active Retirement Fund	3
	Key Facts About BlackRock LifePath® Active 2020 Fund	10
	Key Facts About BlackRock LifePath® Active 2025 Fund	17
	Key Facts About BlackRock LifePath® Active 2030 Fund	24
	Key Facts About BlackRock LifePath® Active 2035 Fund	31
	Key Facts About BlackRock LifePath® Active 2040 Fund	38
	Key Facts About BlackRock LifePath® Active 2045 Fund	45
	Key Facts About BlackRock LifePath® Active 2050 Fund	52
	Key Facts About BlackRock LifePath® Active 2055 Fund	59
	Important Additional Information	66

Details About the Funds	Investment Time Horizons	68
	Which Fund to Consider	69
	A Further Discussion of the Principal Investment Strategies	69
	Investment Risks	71
	Information About Underlying Funds	88

Account Information	Information about account services, sales charges and waivers, shareholder transactions, and distribution and other payments
	How to Choose the Share Class that Best Suits Your Needs	187
	Details About the Share Classes	190
	Distribution and Service Payments	193
	How to Buy, Sell, Exchange and Transfer Shares	194
	Account Services and Privileges	201
	Funds’ Rights	202
	Participation in Fee-Based Programs	203
	Short-Term Trading Policy	203

Management of the Funds	Information about BlackRock and the Portfolio Manager
	BlackRock	205
	Portfolio Manager Information	207
	Conflicts of Interest	207
	Valuation of Fund Investments	208
	Dividends, Distributions and Taxes	209

Financial Highlights	Financial Performance of the Funds	211

General Information	Shareholder Documents	238
	Certain Fund Policies	238
	Statement of Additional Information	239

Glossary	Glossary of Investment Terms	240

For More Information	Fund and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock LifePath® Active Retirement Fund

Investment Objective

The investment objective of BlackRock LifePath® Active Retirement Fund (the “Retirement Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 184 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-74 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses[2,3]	0.98%	1.17%	1.02%
Acquired Fund Fees and Expenses[3]	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses[3]	1.76%	1.70%	2.05%
Fee Waivers and/or Expense Reimbursements[4]	(0.88)%	(1.07)%	(0.93)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.88%	0.63%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 198, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets until March 1, 2025, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$610	$969	$1,351	$2,420
Institutional Shares	$64	$416	$792	$1,849
Class R Shares	$114	$553	$1,018	$2,305

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. In pursuit of its investment objective, the Fund will be broadly diversified across global asset classes, and will generally seek to maintain an asset allocation of 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, although the allocation may shift over time depending on market conditions. The Fund may also seek asset allocation to equity and fixed income by investing in underlying funds that invest in a mix of equity and fixed income (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income underlying fund percentages noted above based on the multi-asset fund’s underlying investments in equity and fixed income instruments. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Although the Fund will generally seek to maintain an asset allocation of 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective.

Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

The allocation to underlying funds that invest in equity may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Because the Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Fund’s risk profile.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to December 31, 2014 as reflected in the bar chart and the table are the returns of the Fund when it had a different investment objective and followed different investment strategies. The returns for Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Barclays U.S. Aggregate Bond Index® and the Retirement Custom Benchmark. The Retirement Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The Retirement Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the Retirement Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares
ANNUAL TOTAL RETURNS
Retirement Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 12.45% (quarter ended September 30, 2009) and the lowest return for a quarter was –13.47% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active Retirement Fund — Investor A Shares
Return Before Taxes	(1.15)%	6.79%	4.05%
Return After Taxes on Distributions	(3.79)%	5.15%	2.77%
Return After Taxes on Distributions and Sale of Shares	0.30%	4.92%	2.82%
BlackRock LifePath® Active Retirement Fund — Institutional Shares
Return Before Taxes	4.68%	8.26%	5.06%
BlackRock LifePath® Active Retirement Fund — Class R Shares
Return Before Taxes	4.09%	7.67%	4.48%
Barclays U.S. Aggregate Bond Index® (Reflects no deduction for fees, expenses or taxes)	5.97%	4.45%	5.01%
Retirement Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	5.24%	7.64%	4.28%

[1]	The Retirement Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 66 of the prospectus.

Fund Overview

Key Facts About BlackRock LifePath® Active 2020 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2020 Fund (the “2020 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 184 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-74 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses[2,3]	0.88%	0.90%	0.85%
Acquired Fund Fees and Expenses[3]	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses[3]	1.69%	1.46%	1.91%
Fee Waivers and/or Expense Reimbursements[4]	(0.78)%	(0.80)%	(0.76)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.91%	0.66%	1.15%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 198, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets until March 1, 2025, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$613	$957	$1,325	$2,356
Institutional Shares	$67	$383	$721	$1,678
Class R Shares	$117	$526	$961	$2,171

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2020, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2020.” The returns for Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2020 Custom Benchmark. The 2020 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2020 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2020 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares
ANNUAL TOTAL RETURNS
2020 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 12.92% (quarter ended September 30, 2009) and the lowest return for a quarter was –14.57% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2020 Fund — Investor A Shares
Return Before Taxes	(1.30)%	7.23%	4.01%
Return After Taxes on Distributions	(3.36)%	5.67%	2.82%
Return After Taxes on Distributions and Sale of Shares	0.16%	5.33%	2.84%
BlackRock LifePath® Active 2020 Fund — Institutional Shares
Return Before Taxes	4.38%	8.74%	5.04%
BlackRock LifePath® Active 2020 Fund — Class R Shares
Return Before Taxes	3.88%	8.12%	4.45%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	15.64%	6.80%
2020 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	5.45%	8.32%	4.36%

[1]	The 2020 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 66 of the prospectus.

Fund Overview

Key Facts About BlackRock LifePath® Active 2025 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2025 Fund (the “2025 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 184 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-74 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses[2,3]	0.90%	0.81%	0.89%
Acquired Fund Fees and Expenses[3]	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses[3]	1.74%	1.40%	1.98%
Fee Waivers and/or Expense Reimbursements[4]	(0.80)%	(0.71)%	(0.80)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.94%	0.69%	1.18%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 198, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets until March 1, 2025, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$616	$970	$1,348	$2,406
Institutional Shares	$70	$373	$698	$1,618
Class R Shares	$120	$544	$994	$2,242

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2025, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2025.” The returns for Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2025 Custom Benchmark. The 2025 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2025 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2025 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares
ANNUAL TOTAL RETURNS
2025 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 13.59% (quarter ended September 30, 2009) and the lowest return for a quarter was –16.37% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2025 Fund — Investor A Shares
Return Before Taxes	(0.88)%	7.76%	3.97%
Return After Taxes on Distributions	(3.19)%	6.25%	2.86%
Return After Taxes on Distributions and Sale of Shares	0.58%	5.75%	2.83%
BlackRock LifePath® Active 2025 Fund — Institutional Shares
Return Before Taxes	5.04%	9.25%	5.00%
BlackRock LifePath® Active 2025 Fund — Class R Shares
Return Before Taxes	4.39%	8.64%	4.41%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	15.64%	6.80%
2025 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	5.66%	8.94%	4.21%

[1]	The 2020 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 66 of the prospectus.

Fund Overview

Key Facts About BlackRock LifePath® Active 2030 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2030 Fund (the “2030 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 184 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-74 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses[2,3]	0.87%	1.03%	0.87%
Acquired Fund Fees and Expenses[3]	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses[3]	1.73%	1.64%	1.98%
Fee Waivers and/or Expense Reimbursements[4]	(0.77)%	(0.93)%	(0.78)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.96%	0.71%	1.20%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 198, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets until March 1, 2025, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$618	$970	$1,346	$2,398
Institutional Shares	$73	$426	$804	$1,865
Class R Shares	$122	$546	$995	$2,243

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2030, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2030.” The returns for Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2030 Custom Benchmark. The 2030 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2030 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2030 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares
ANNUAL TOTAL RETURNS
2030 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 14.64% (quarter ended September 30, 2009) and the lowest return for a quarter was –18.22% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2030 Fund — Investor A Shares
Return Before Taxes	(1.55)%	7.84%	3.60%
Return After Taxes on Distributions	(3.69)%	6.22%	2.50%
Return After Taxes on Distributions and Sale of Shares	0.30%	5.84%	2.60%
BlackRock LifePath® Active 2030 Fund — Institutional Shares
Return Before Taxes	4.22%	9.34%	4.66%
BlackRock LifePath® Active 2030 Fund — Class R Shares
Return Before Taxes	3.65%	8.75%	4.06%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	15.64%	6.80%
2030 Custom Benchmark[1]
(Reflects no deduction for fees, expenses or taxes)	5.83%	9.51%	3.68%

[1]	The 2030 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 66 of the prospectus.

Fund Overview

Key Facts About BlackRock LifePath® Active 2035 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2035 Fund (the “2035 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 184 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-74 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses[2,3]	1.20%	1.37%	1.20%
Acquired Fund Fees and Expenses[3]	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses[3]	2.07%	1.99%	2.32%
Fee Waivers and/or Expense Reimbursements[4]	(1.10)%	(1.27)%	(1.11)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.97%	0.72%	1.21%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 198, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets until March 1, 2025, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$619	$1,019	$1,444	$2,624
Institutional Shares	$74	$444	$839	$1,947
Class R Shares	$123	$595	$1,093	$2,466

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2035, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2035.” The returns for Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2035 Custom Benchmark. The 2035 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2035 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2035 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares
ANNUAL TOTAL RETURNS
2035 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended June 30, 2009) and the lowest return for a quarter was –19.30% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2035 Fund — Investor A Shares
Return Before Taxes	(1.45)%	8.01%	3.25%
Return After Taxes on Distributions	(3.04)%	6.83%	2.44%
Return After Taxes on Distributions and Sale of Shares	0.15%	6.18%	2.44%
BlackRock LifePath® Active 2035 Fund — Institutional Shares
Return Before Taxes	4.25%	9.52%	4.28%
BlackRock LifePath® Active 2035 Fund — Class R Shares
Return Before Taxes	3.80%	8.87%	3.67%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	15.64%	6.80%
2035 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	5.97%	9.98%	3.71%

[1]	The 2035 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 66 of the prospectus.

Fund Overview

Key Facts About BlackRock LifePath® Active 2040 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2040 Fund (the “2040 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 184 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-74 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses[2,3]	1.12%	1.22%	1.13%
Acquired Fund Fees and Expenses[3]	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses[3]	2.03%	1.88%	2.29%
Fee Waivers and/or Expense Reimbursements[4]	(1.02)%	(1.12)%	(1.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	1.01%	0.76%	1.25%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 198, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets until March 1, 2025, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$623	$1,031	$1,463	$2,664
Institutional Shares	$78	$457	$860	$1,990
R Shares	$127	$607	$1,114	$2,507

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2040, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2040.” The returns for Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2040 Custom Benchmark. The 2040 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2040 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2040 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares
ANNUAL TOTAL RETURNS
2040 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 15.40% (quarter ended June 30, 2009) and the lowest return for a quarter was –19.26% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2040 Fund — Investor A Shares
Return Before Taxes	(1.55)%	8.26%	3.58%
Return After Taxes on Distributions	(3.83)%	6.86%	2.63%
Return After Taxes on Distributions and Sale of Shares	0.59%	6.30%	2.66%
BlackRock LifePath® Active 2040 Fund — Institutional Shares
Return Before Taxes	4.20%	9.82%	4.67%
BlackRock LifePath® Active 2040 Fund — Class R Shares
Return Before Taxes	3.61%	9.15%	4.04%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	15.64%	6.80%
2040 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	6.10%	10.37%	3.97%

[1]	The 2040 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 66 of the prospectus.

Fund Overview

Key Facts About BlackRock LifePath® Active 2045 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2045 Fund (the “2045 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 184 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-74 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses[2,3]	1.80%	2.01%	1.75%
Acquired Fund Fees and Expenses[3]	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses[3]	2.70%	2.66%	2.90%
Fee Waivers and/or Expense Reimbursements[4]	(1.70)%	(1.91)%	(1.66)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	1.00%	0.75%	1.24%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 198, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets until March 1, 2025, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$622	$1,028	$1,459	$2,654
Institutional Shares	$77	$453	$855	$1,979
Class R Shares	$126	$604	$1,109	$2,497

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2045, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2045.” The returns for Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2045 Custom Benchmark. The 2045 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2045 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2045 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares
ANNUAL TOTAL RETURNS
2045 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 15.41% (quarter ended June 30, 2009) and the lowest return for a quarter was –19.10% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2045 Fund — Investor A Shares
Return Before Taxes	(1.97)%	8.56%	3.80%
Return After Taxes on Distributions	(3.64)%	7.48%	3.07%
Return After Taxes on Distributions and Sale of Shares	0.05%	6.62%	2.88%
BlackRock LifePath® Active 2045 Fund — Institutional Shares
Return Before Taxes	3.66%	10.10%	4.92%
BlackRock LifePath® Active 2045 Fund — Class R Shares
Return Before Taxes	3.23%	9.49%	4.28%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	15.64%	6.80%
2045 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	6.27%	10.73%	4.19%

[1]	The 2045 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 66 of the prospectus.

Fund Overview

Key Facts About BlackRock LifePath® Active 2050 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2050 Fund (the “2050 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 184 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-74 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses[2,3]	2.07%	1.96%	2.00%
Acquired Fund Fees and Expenses[3]	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses[3]	2.95%	2.59%	3.13%
Fee Waivers and/or Expense Reimbursements[4]	(1.97)%	(1.86)%	(1.91)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.98%	0.73%	1.22%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 198, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets until March 1, 2025, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$620	$1,022	$1,449	$2,634
Institutional Shares	$75	$447	$845	$1,958
Class R Shares	$124	$598	$1,098	$2,476

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2050, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2050.” The returns for Institutional Shares prior to November 27, 2012, the commencement of operations of Institutional Shares, are based upon performance of the Fund’s Class K Shares, as adjusted to reflect the fees applicable to Institutional Shares. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2050 Custom Benchmark. The 2050 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2050 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2050 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares
ANNUAL TOTAL RETURNS
2050 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 15.60% (quarter ended September 30, 2009) and the lowest return for a quarter was –20.61% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2050 Fund — Investor A Shares
Return Before Taxes	(2.04)%	8.73%	3.30%
Return After Taxes on Distributions	(3.58)%	7.51%	2.43%
Return After Taxes on Distributions and Sale of Shares	(0.02)%	6.69%	2.41%
BlackRock LifePath® Active 2050 Fund — Institutional Shares
Return Before Taxes	3.69%	10.29%	4.39%
BlackRock LifePath® Active 2050 Fund — Class R Shares
Return Before Taxes	3.22%	9.66%	3.78%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	15.64%	6.80%
2050 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	6.45%	11.04%	4.39%

[1]	The 2050 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 66 of the prospectus.

Fund Overview

Key Facts About BlackRock LifePath® Active 2055 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2055 Fund (the “2055 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 184 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-74 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Institutional Shares	Class R Shares
Management Fee	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses[2,3]	6.99%	6.94%	7.49%
Acquired Fund Fees and Expenses[3]	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses[3]	7.89%	7.59%	8.64%
Fee Waivers and/or Expense Reimbursements[4]	(6.89)%	(6.84)%	(7.40)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	1.00%	0.75%	1.24%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average nets assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[4]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 198, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.35% (for Investor A Shares), 1.10% (for Institutional Shares) and 1.59% (for Class R Shares) of average daily net assets until March 1, 2025, and (ii) 0.35% (for Investor A Shares), 0.10% (for Institutional Shares) and 0.59% (for Class R Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$622	$1,028	$1,459	$2,654
Institutional Shares	$77	$453	$855	$1,979
Class R Shares	$126	$604	$1,109	$2,497

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2055, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund:

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2055 Custom Benchmark. The 2055 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2055 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2055 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares
ANNUAL TOTAL RETURNS
2055 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 3.70% (quarter ended June 30, 2014) and the lowest return for a quarter was –1.82% (quarter ended September 30, 2014).

As of 12/31/14 Average Annual Total Returns	1 Year	Since Inception (February 28, 2013)
BlackRock LifePath® Active 2055 Fund — Investor A Shares
Return Before Taxes	(2.06)%	9.13%
Return After Taxes on Distributions	(4.04)%	7.31%
Return After Taxes on Distributions and Sale of Shares	0.29%	6.76%
BlackRock LifePath® Active 2055 Fund — Institutional Shares
Return Before Taxes	3.63%	12.67%
BlackRock LifePath® Active 2055 Fund — Class R Shares
Return Before Taxes	3.20%	12.13%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	20.65%
2055 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	6.59%	12.20%

[1]	The 2055 Custom Benchmark reflects the returns of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index and Barclays U.S. TIPS Index.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional and Class R Shares will vary.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2013	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information, and Financial Intermediary compensation, please see “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of a Fund each day the New York Stock Exchange (“NYSE”) is open. To purchase or sell shares you should contact your Financial Intermediary, or, if you hold your shares through a Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Funds’ initial and subsequent investment minimums generally are as follows, although a Fund may reduce or waive the minimums in some cases:

	Investor A Shares	Institutional Shares	Class R Shares
Minimum Initial Investment	$1,000 for all accounts except: · $250 for certain fee-based programs. · $100 for certain employer-sponsored retirement plans. · $50, if establishing an Automatic Investment Plan.
There is no minimum initial investment for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.
$2 million for individuals and “Institutional Investors,” which, include but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares.
$1,000 for investors of Financial Intermediaries that: (i) charge such investors a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Fund’s distributor to offer Institutional Shares through a no-load program or investment platform.
$100 for all accounts.
Minimum Additional Investment	$50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have lower minimums).	No subsequent minimum.	No subsequent minimum.

Tax Information

A Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend a Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the BlackRock LifePath® Active Retirement Fund (the “Retirement Fund”), the BlackRock LifePath® Active 2020 Fund (the “2020 Fund”), the BlackRock LifePath® Active 2025 Fund (the “2025 Fund”), the BlackRock LifePath® Active 2030 Fund (the “2030 Fund”), the BlackRock LifePath® Active 2035 Fund (the “2035 Fund”), the BlackRock LifePath® Active 2040 Fund (the “2040 Fund”), the BlackRock LifePath® Active 2045 Fund (the “2045 Fund”), the BlackRock LifePath® Active 2050 Fund (the “2050 Fund”) and the BlackRock LifePath® Active 2055 Fund (the “2055 Fund”) (each a “Fund” and collectively the “Funds”) and your rights as a shareholder.

Investment Time Horizons

The Funds are intended to provide distinct investment programs to meet the different investment objectives, time horizons and risk tolerances of a range of investors. Each Fund is managed for a specific target retirement date (the date included in the name of the Fund), except for the Retirement Fund, which is already in its “retirement phase.” Each of the Funds was created by BlackRock Advisors, LLC (“BlackRock”), the Funds’ manager.

An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments, in other words, the time when they will cease making new contributions to their investments. For many Fund investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other Fund investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each Fund has its own time horizon, which affects the targeted risk level of that Fund and, in turn, its asset allocation.

The allocations for the Retirement Fund reflect the expectation that investors in or near retirement, or otherwise seeking current income, are willing to take some risk of loss of their investment in hopes of achieving moderate long-term growth of capital. The Retirement Fund is designed to help balance three risk factors that investors face during retirement: market risk (potential declines in market values), longevity risk (living longer than expected) and inflation risk (loss of purchasing power). Specifically, the Retirement Fund seeks to enable investors to maintain a steady withdrawal rate (about 3-5% per year) throughout their retirement while minimizing the risk of exhausting their investment. The withdrawal rate is the rate at which investors can redeem shares from the Fund, which is not necessarily equal to the rate of return of the Fund. There is no guarantee that the performance of the Retirement Fund will be sufficient to enable this withdrawal rate or that any one withdrawal rate is appropriate for all investors. Investors should work with a financial advisor or other expert to determine a sustainable withdrawal rate for their circumstances, and that withdrawal rate should be periodically reassessed throughout retirement as the value of the investor’s portfolio changes.

The investment objective of each Fund is as follows:

■	The Retirement Fund seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Retirement Fund will be broadly diversified across global asset classes.
■	Each of the 2020 Fund, the 2025 Fund, the 2030 Fund, the 2035 Fund, the 2040 Fund, the 2045 Fund, the 2050 Fund and the 2055 Fund seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, each such Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The investment objective of each Fund is a non-fundamental policy of each Fund and may not be changed without 30 days’ prior notice to shareholders.

You should carefully consider the asset allocation and risks of each Fund before deciding whether to invest.

The Funds are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities and fixed income, including money market instruments. To implement the asset allocation strategy, each Fund invests in a combination of underlying funds in proportions based on its own comprehensive investment strategy that gradually becomes more conservative as the year in the Fund’s name approaches, except for the Retirement Fund, which is already in its most conservative phase.

Which Fund to Consider

The first step in choosing which Fund to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of the Funds (except for the Retirement Fund) is actually a year — a “target year” when you might expect to begin withdrawing your money. Selecting the Fund that may be most appropriate for your investment may be as simple as matching your target year with the closest Fund target year.

For example, let’s say that you are investing for retirement purposes, and that you expect to retire at age 65. If you are 45 years old, you have 20 years before retirement. By adding 20 to the current year, you can define your “target year.” If you expect to retire in the year 2032, as in this example, you may conclude that 2030 Fund is the most appropriate Fund for you.

The investment mix of the Funds gradually shifts from a greater concentration of higher-risk investments (namely, underlying funds that invest primarily in equity securities) to a greater concentration of lower-risk investments (namely, underlying funds that invest primarily in fixed income securities), thereby making the Funds increasingly conservative.

In making your investment decision, you should keep in mind:

■	The Funds’ investment strategies derive from the risk tolerance of average investors with a particular time horizon.
■	The Funds’ time horizons are based on the year in their name, except for the Retirement Fund, which is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a Fund with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a Fund with a shorter time horizon. The final choice is yours.

A Further Discussion of the Principal Investment Strategies

The Funds with longer time horizons invest a greater portion of their assets in underlying funds that invest in equity securities, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Funds with shorter time horizons invest a greater portion of their assets in underlying funds that invest in fixed income, including money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the Funds with shorter time horizons have lower expected returns than the Funds with longer time horizons.

As each Fund approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the underlying funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a Fund as it approaches its time horizon.

For example, the Retirement Fund has entered its “retirement phase” and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. This does not mean, however, that it invests exclusively, or primarily, in underlying funds that are money market funds. Rather, because BlackRock believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, almost all of the Retirement Fund’s assets will continue to be allocated to underlying funds that are equity and fixed-income funds.

In determining the allocation of assets to the underlying funds, BlackRock analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the underlying funds. The allocations are monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the Funds, BlackRock focuses on long-term targets and objectives. The progression over time of a Fund’s asset allocation based on the glide path to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The underlying funds invest in a mix of equity securities and fixed income securities, including money market instruments. The underlying funds may include funds that seek exposure to commodities (including commodity indexes). Certain underlying funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds, and commodities and derivatives, which are subject to additional risks, as described in the “Details About the Funds — Investment Risks” section of this prospectus. The investment model adjusts each Fund’s risk level by gradually making it more conservative as the year in the Fund’s name approaches, except for the Retirement Fund, which is already in its most conservative phase. Under normal circumstances, each Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.

When a Fund reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of the Retirement Fund. Such Fund and the Retirement Fund may then continue to operate as separate funds or, subject to approval by the Fund’s Board of Trustees, they may be merged into a single fund.

BlackRock regularly monitors the allocations of the Funds to ensure that they are consistent with each Fund’s current allocation strategy. The Funds may be brought back to the intended allocations either through the direction of daily cash flows to suitable underlying funds or by monthly rebalancing if necessary.

Because each of the Funds invests principally in shares of underlying funds, each is considered “non-diversified” under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market’s assessment of the financial condition, of a company whose securities are held by the fund. However, in the case of the Funds, this risk is reduced because the underlying funds are themselves generally diversified.

Each Fund may, when consistent with its investment objective, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. A Fund typically uses derivatives as a substitute for taking a position in the underlying asset, and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. Each Fund may also use derivatives to reduce exposure to other risks, such as currency risk, in which case such derivatives exposure may be included in the Fund’s equity or fixed income allocation as determined by Fund management. Each Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. A Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

Other Strategies

Each Fund may also invest or engage in the following investments/strategies:

■	Money Market Securities — In addition to investing in an underlying money market fund, which may include an affiliated money market fund, each Fund may also invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Funds will not be deemed to deviate from their normal strategies if they hold these securities pending investments.
■	Temporary Defensive Strategies — It is possible that in extreme market conditions a Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with a Fund’s principal investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment objective.
ABOUT THE PORTFOLIO MANAGER OF THE FUNDS
Each Fund is managed by a team of financial professionals. Philip Green is the portfolio manager and is primarily responsible for the day-to-day management of each Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio manager.

Investment Risks

This section contains a discussion of the general risks of investing in a Fund. The “Investment Objectives and Policies” section in the Statement of Additional Information (“SAI”) also includes more information about each Fund, its investments and the related risks. As with any fund, there can be no guarantee that a Fund will meet its investment objective or that a Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

By owning shares of underlying funds, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities of U.S. and non-U.S. companies, including small and medium sized companies. Fixed income funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the underlying funds may invest in derivatives. The risks set forth below are the principal risks of investing in the underlying funds. The principal risks of investing in each Fund are set forth in the relevant Fund’s section of this Prospectus. In the following discussion, references to a “Fund” shall mean any one or more of the relevant underlying funds and the Funds, where applicable (the “Underlying Funds”).

Principal Risks of Investing in the Funds or the Underlying Funds:

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds’ performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Fund. If an underlying fund were to change its investment objective or policies, the Fund might be forced to withdraw its investment from the underlying fund at a disadvantageous time and price.
■	Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
■	Commodities Related Investments Risks — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
■	Concentration Risk — Certain Funds may concentrate in a specific industry. A Fund’s strategy of concentrating in a specific industry’s companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.
■	Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
■	Corporate Loans Risk — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
■	Counterparty Risk — The counterparty to an over-the-counter derivatives contract or a borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

■	Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
■	Derivatives Risk — Derivatives are volatile and involve significant risks, including:

Volatility Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Hedging Risk — When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.

Tax Risk — The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service (the “IRS”).

Regulatory Risk — The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. The Dodd-Frank Wall Street Reform Act (the “Reform Act”) substantially increases regulation of the over-the-counter (“OTC”) derivatives market and participants in that market, including imposing clearing and reporting requirements on transactions involving instruments that fall within the Reform Act’s definition of “swap” and “security-based swap,” which terms generally include OTC derivatives and imposing registration and potential substantive requirements on certain swap and security-based swap market participants. In addition, under the Reform Act, the Fund may be subject to additional recordkeeping and reporting requirements. Other future regulatory developments may also impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Risks Specific to Certain Derivatives Used by the Fund

Swaps — Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Credit Default Swaps — Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund, the underlying funds and/or ETFs. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Forward Foreign Currency Exchange Contracts — Forward foreign currency exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Indexed and Inverse Securities — Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Futures — Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Options — An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

Contracts for Difference — Contracts for difference are subject to liquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the contracts for difference transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty under the contract for difference and the return on related assets in its portfolio, the contracts for difference transaction may increase the Fund’s financial risk. Contracts for difference, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable. Contracts for difference are not registered with the Securities and Exchange Commission (“SEC”) or any U.S. regulator, and are not subject to U.S. regulation.

Commodity-Linked Derivatives — The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

Commodity-Linked Notes — Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and general derivatives risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.

■	Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
■	Dollar Rolls Risk — A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the adviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.
■	Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

■	Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
■	Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
■	Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material nonpublic information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

■	Geographic Concentration Risk — From time to time, the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
■	High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund’s portfolio turnover rate A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later.
■	Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.
■	Inflation-Indexed Bonds Risk — The principal value of an investment is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-indexed bonds.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

■	Investments in Mutual Funds and ETFs Risk — The Fund will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

One underlying fund may buy the same securities that another underlying fund sells. In addition, the Fund may buy the same securities that an underlying fund sells, or vice-versa. If this happens, an investor in the Fund would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Also, an investor in the Fund may receive taxable gains from portfolio transactions by an underlying fund, as well as taxable gains from transactions in shares of the underlying fund by the Fund. Certain of the underlying funds may hold common portfolio securities, thereby reducing the diversification benefits of the Fund.

As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

■	Investments in Securities Prior to Their Date of Issue Risk — The Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.
■	Investment Style Risk — Because different kinds of stocks go in and out of favor depending on market conditions, the Fund’s performance may be better or worse than other funds with different investment styles (e.g., growth vs. value, large cap vs. small cap).
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investment in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Mezzanine Securities Risk — Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
■	Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
■	Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Tax-Exempt Status Risk — In making investments, the Fund and the Manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The IRS has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from Federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

■	“New Issues” Risk — “New issues” are initial public offerings (“IPOs”) of equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering. When an initial public offering is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.
■	Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade securities, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund. The major risks of non-investment grade investments include:
—	Non-investment grade securities may be issued by less creditworthy issuers. Issuers of non-investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of non-investment grade securities, leaving few or no assets available to repay holders of non-investment grade securities.
—	Prices of non-investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of non-investment grade securities than on other higher rated fixed-income securities.
—	Issuers of non-investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
—	Non-investment grade securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems non-investment grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.
—	Non-investment grade securities may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the non-investment grade securities market, and there may be significant differences in the prices quoted for non-investment grade securities by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
—	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

■	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
■	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.
■	Real Estate Investment Trust (“REIT”) Investment Risk — In addition to the risks facing real estate related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■	Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name, if applicable; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.
■	Rights Risk — The failure to exercise subscription rights to purchase common stock would result in the dilution of the Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.
■	Second Lien Loans Risk — Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien loans generally have greater price volatility than senior loans and may be less liquid.

There is also a possibility that originators will not be able to sell participations in second lien loans, which would create greater credit risk exposure for the holders of such loans. Second lien loans share the same risks as other below investment grade securities.

■	Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.
■	Senior Loans Risk — There is less readily available, reliable information about most senior loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a borrower or its securities limiting the Fund’s investments, and BlackRock relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of BlackRock.

An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.

No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Adverse market conditions may impair the liquidity of some actively traded senior loans. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. See “Liquidity Risk.”

Although senior loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. If the terms of a senior loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the senior loans. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of senior loans.

If a senior loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. If a senior loan is acquired through a participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate the Fund’s claims on any collateral securing the loan are greater in highly leveraged transactions.

■	Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap and emerging growth securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

■	Sovereign Debt Risk — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
■	Structured Products Risk — Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured products may be thinly traded or have a limited trading market. In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero.
■	Tender Option Bonds and Related Securities Risk — The Fund’s use of tender option bonds may reduce the Fund’s return and/or increase volatility. Investments in tender option bonds expose the Fund to counterparty risk and leverage risk. An investment tender option bonds typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on residual interest tender option bonds (“TOB Residuals”) and inverse floaters will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals and inverse floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals and inverse floaters generally will underperform the market for fixed rate municipal securities in a rising interest rate environment.

■	Treasury Obligations Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
■	U.S. Companies that Generate Revenue Abroad Risk — Many U.S. companies in which the Fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.
■	U.S. Government Mortgage-Related Securities Risk — There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.
■	Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Investment in a Particular Geographic Region or Country Risk

Asia-Pacific Countries — In addition to the risks of investing in non-U.S. securities and the risks of investing in emerging markets, the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.

Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company.

Europe — Any adverse developments in connection with the ongoing development of the Economic and Monetary Union (EMU) could potentially destabilize the EMU and/or could adversely affect the Fund’s European investments.

India — India is an emerging market and demonstrates significantly higher volatility from time to time in comparison to more developed markets. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets may offer higher potential for losses.

Moreover, governmental actions can have a significant effect on the economic conditions in India, which could adversely affect the value and liquidity of investments. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The limited liquidity of the Indian securities markets may also affect the Fund’s ability to acquire or dispose of securities at the price and time that it desires.

Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. In addition, the Reserve Bank of India (“RBI”) has imposed limits on foreign ownership which may decrease the liquidity of the Fund’s portfolio and result in extreme volatility in the prices of Indian securities. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as applicable in the United States, may increase the risk of loss.

Further, certain Indian regulatory approvals, including approvals from the SEBI, the central government and the tax authorities (to the extent that tax benefits need to be utilized), may be required before the Fund can make investments in Indian companies. Furthermore, the Fund may require the prior approvals of the Foreign Investment Promotion Board of the Ministry of Finance of the government of India (the “FIPB”) and the RBI for them to invest in certain Indian companies operating in specified sectors or beyond certain specified investment limit ceilings. There is a risk that these approvals may not be given or cancelled at a later point in time, during the life cycle of the Fund.

Japan — There are special risks associated with investments in Japan. Because the Fund invests in Japan, the value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in Japan. Political, social or economic disruptions in Japan or in other countries in the region may adversely affect the values of Japanese securities and thus the Fund’s holdings. Additionally, since securities in Japan are denominated and quoted in yen, the value of the Fund’s Japanese securities as measured in U.S. dollars may be affected by fluctuations in the value of the Japanese yen relative to the U.S. dollar. Japanese securities are also subject to the more general risks associated with foreign securities, which are discussed above.

Latin America — The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.

Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which the Fund invests and, therefore, the value of Fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Latin American countries.

Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long-term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.

Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other foreign countries.

Russia — Because of the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders, and it is possible for a shareholder to lose its registration through fraud, negligence or mere oversight.

Investments in a Particular Market Segment

■	Consumer Discretionary Sector Risk — The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumer’s disposable income and consumer preferences, fads and marketing campaigns.
■	Consumer Staples Sector Risk — The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.
■	Energy and Natural Resources Risk — The Fund’s investments in energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.
■	Financial Services Industry Risk — When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

■	Health Sciences and Healthcare Companies Risk — The Fund’s investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. The goods and services of health sciences companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense price and other competitive pressures.
■	Industrials Sector Risk — The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
■	Science and Technology Risk — The Fund’s investments in science and technology companies exposes the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.
■	Telecommunications Risk — The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. The telecommunications industry is also heavily regulated. Certain companies in the US, for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered.
■	Utility Industry Risk — When interest rates go up, the value of securities issued by utilities companies historically has gone down. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects.

ETF-Specific Risk

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.
■	Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.
■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

Information About Underlying Funds

Description of Underlying Funds

Under normal circumstances, each Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs. Each Fund may invest in any of the underlying funds. Underlying funds may include open-end funds that are managed by the Funds’ portfolio manager. The following table sets forth (i) the names of the underlying funds, and (ii) brief descriptions of the underlying funds’ investment objectives and principal investment strategies. The list of underlying funds is subject to change at the discretion of BlackRock without notice to shareholders. In addition, the investment objective and principal investment strategies of each underlying fund are subject to change without notice to shareholders.

Prospectuses for any of these underlying funds can be accessed at www.blackrock.com/prospectus or obtained by calling (800) 441-7762.

Equity Funds

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Basic Value Fund, Inc.
The investment objective of the BlackRock Basic Value Fund, Inc. (the “Fund”) is to seek capital appreciation and, secondarily, income by investing in securities, primarily equity securities, that management of the Fund believes are undervalued and therefore represent basic investment value.

The Fund invests primarily in equity securities that Fund management believes are undervalued, which means that their prices are less than Fund management believes they are worth. Equity securities primarily consist of common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. Fund management places particular emphasis on companies with below average price/earnings ratios that may pay above average dividends. The Fund invests primarily in common stock of U.S. companies. The Fund focuses on companies with market capitalizations of over $5 billion.

BlackRock Equity Dividend Fund
The investment objective of BlackRock Equity Dividend Fund (the “Fund”) is to seek long-term total return and current income. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund may also invest in convertible securities and non-convertible preferred stock. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

BlackRock chooses investments for the Fund that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both instead of those that will favor current income over capital appreciation.

Master Focus Growth LLC	The investment objective of the Master LLC is long-term capital appreciation.

The Master LLC is a non-diversified fund that tries to achieve its investment objective by investing primarily in common stock of not less than 25 to not more than 45 companies that Master LLC management believes have strong earnings and revenue growth and capital appreciation potential (also known as “aggressive growth companies”). Companies are selected through a process of both top-down macro-economic analysis of economic and business conditions, and bottom-up analysis of the business fundamentals of individual companies. The Master LLC will emphasize common stock of companies with mid to large stock market capitalizations; however, the Master LLC also may invest in the common stock of small companies. The stocks are selected from a universe of companies that Master LLC management believes have above average growth potential. Master LLC management will make investment decisions based on judgments regarding several valuation parameters relative to anticipated rates of growth in earnings and potential rates of return on equity.

The Master LLC generally invests at least 65% of its total assets in equity securities. Equity securities consist of common stock and American Depository Receipts (“ADRs”). The Master LLC may invest without limitation in the securities of foreign companies in the form of ADRs.

Fund Name	Investment Objective and Principal Investment Strategies
Master Focus Growth LLC (continued)
In addition to ADRs, the Master LLC may also invest up to 20% of its total assets in other forms of securities of foreign companies, including European Depositary Receipts (“EDRs”), which are receipts typically issued in Europe evidencing an ownership arrangement with the foreign company or other securities convertible into securities of foreign companies.

BlackRock Capital Appreciation Fund, Inc.	The investment objective of the BlackRock Capital Appreciation Fund, Inc. (the “Fund”) is to seek long-term growth of capital.

The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that Fund management believes have exhibited above-average growth rates in earnings over the long term. In other words, Fund management tries to choose investments that will increase in value over the long term.

The Fund will generally invest at least 65% of its total assets in the following equity securities:
• Common stock;
• Convertible preferred stock;
• Securities convertible into common stock; and
• Rights to subscribe to common stock.
Of these securities the Fund generally seeks to invest primarily in common stock.
The Fund may invest in companies of any size but emphasizes investments in companies that have medium to large stock market capitalizations (currently, approximately $2 billion or more).

Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The Fund may purchase securities pursuant to the exercise of subscription rights, which allow an issuer’s existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.

BlackRock Health Sciences Opportunities Portfolio
The investment objective of BlackRock Health Sciences Opportunities Portfolio (“Health Sciences Opportunities” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term growth of capital.

Under normal market conditions, Health Sciences Opportunities invests at least 80% of its total assets in equity securities, primarily common stock, of companies in health sciences and related industries. The health sciences sector can include companies in health care equipment and supplies, health care providers and services, biotechnology, and pharmaceuticals. Health sciences and related industries can include, but are not limited to, businesses involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that may design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries.

The Fund reserves the right to invest up to 20% of its total assets in other types of securities. These may include stocks of companies not associated with health sciences.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer issuers than a diversified fund.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock International Fund
The investment objective of BlackRock International Fund (“International Fund” or the “Fund”), a series of BlackRock Series, Inc. (the “Corporation”), is to seek long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States.

International Fund is a “feeder” fund that invests all of its assets in Master International Portfolio, a series of BlackRock Master LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the level of Master International Portfolio. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master International Portfolio. For simplicity, the sections of this prospectus relating to International Fund use the term “Fund” or the name of the Fund to include the underlying Master International Portfolio.

The Fund invests primarily in stocks of companies located outside the United States. The Fund may purchase common stock, preferred stock, convertible securities and other instruments.

The Fund will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above average return potential. The Fund may invest in securities issued by companies of all sizes but will focus mainly on medium and large capitalization companies. Companies will be located in developed countries of Europe and the Far East, and in countries with emerging capital markets anywhere in the world. The Fund may invest up to 25% of its total assets in global fixed income securities, including corporate bonds, U.S. government debt securities, non-U.S. government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds).

Fund management selects companies that it believes are undervalued or have good prospects for earnings growth. The Fund chooses investments predominantly using a “bottom up” investment style using a global sector-based investment process. The Fund’s allocations to particular countries are based on Fund management’s evaluation of individual companies.

Under normal circumstances, the Fund will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) of its total assets in securities (i) of foreign government issuers, (ii) of issuers organized or located outside the United States, (iii) of issuers which primarily trade in a market located outside the United States, or (iv) of issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).

Master Large Cap Core Portfolio
The investment objective of Master Large Cap Core Portfolio (the “Fund”) is long-term capital growth. In other words, the Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

The Fund seeks to achieve its objective by investing at least 80% of its assets (which for this purpose means net assets plus any borrowings for investment purposes) in equity securities, primarily common stock, of large cap companies located in the United States that BlackRock selects from among those that are, at the time of purchase, included in the Fund’s benchmark, Russell 1000® Index. The Fund will use an investment approach that blends both growth and value.

Fund Name	Investment Objective and Principal Investment Strategies
Master Large Cap Growth Portfolio
The investment objective of Master Large Cap Growth Portfolio (the “Fund”) is long-term capital growth. In other words, the Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

The Fund seeks to achieve its objective by investing at least 80% of its assets (which for this purpose means net assets plus any borrowings for investment purposes) in equity securities, primarily common stock, of large cap companies located in the United States that BlackRock selects from among those that are, at the time of purchase, included in the Fund’s benchmark, the Russell 1000® Growth Index. The Fund will invest primarily in equity securities that BlackRock believes have good prospects for earnings growth.

Master Large Cap Value Portfolio
The investment objective of Master Large Cap Value Portfolio (the “Fund”) is long-term capital growth. In other words, each the Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

The Fund seeks to achieve its objective by investing at least 80% of its assets (which for this purpose means net assets plus any borrowings for investment purposes) in equity securities, primarily common stock, of large cap companies located in the United States that BlackRock selects from among those that are, at the time of purchase, included in the Fund’s benchmark, the Russell 1000® Value Index. The Fund will invest primarily in equity securities that BlackRock believes are undervalued.

BlackRock Mid Cap Value Opportunities Fund
The investment objective of the BlackRock Mid Cap Value Opportunities Fund (the “Fund”) is to seek capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.

The Fund tries to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. Mid cap companies are companies that at the time of purchase have market capitalizations in the range of companies included in the Standard & Poor’s (S&P) MidCap 400 Value Index (generally between $941 million and $10.357 billion as of March 31, 2014). This definition of mid-capitalization companies may be changed in response to changes in the market. The Fund purchases securities that Fund management believes have long term potential to grow in size or become more profitable or that the stock market may value more highly in the future. Fund management places particular emphasis on stocks trading at the low end of one or more valuation measures, such as price/book value, or price/sales, price/earnings or price/cash flow ratios. Such companies also may have particular qualities that affect the outlook for such companies, including an attractive market niche. The Fund purchases primarily common stock of U.S. companies in trying to meet its investment objective. The Fund may also invest up to 30% of its total assets in the securities of foreign companies. The Fund may invest in securities denominated in currencies other than the U.S. dollar.

BlackRock Mid-Cap Growth Equity Portfolio	The investment objective of BlackRock Mid-Cap Growth Equity Portfolio (“Mid-Cap Growth Equity” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is long-term capital appreciation.

Mid-Cap Growth Equity normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization companies which Fund management believes have above-average earnings growth potential. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell Midcap® Growth Index (between approximately $0.275 billion and $33.592 billion as of December 31, 2014). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund seeks to buy primarily common stock but also can invest in preferred stock, convertible securities and other equity securities. From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Mid-Cap Growth Equity Portfolio (continued)
The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

BlackRock Flexible Equity Fund	The investment objective of BlackRock Flexible Equity Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to achieve long-term total return.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and equity-like securities and instruments with similar economic characteristics. The Fund seeks to invest primarily in securities issued by North American companies. The Fund may invest in companies of any capitalization size, style or sector. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

The Fund may also invest in equity securities of foreign issuers, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts and similar instruments.

The Fund may invest in derivatives, including but not limited to, total return and credit default swaps, options, futures, options on futures and swaps, and foreign exchange transactions, for hedging purposes, as well as to enhance the return on its portfolio investments.

The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in fixed-income securities when, in the view of the portfolio manager, these securities offer better risk-adjusted return potential than equity securities. The Fund may invest in fixed-income securities of any rating, which may include high yield securities (commonly called “junk bonds”), and the Fund may invest up to 10% of its net assets in distressed securities that are in default or the issuers of which are in bankruptcy.

The Fund may seek to provide exposure (up to 20% of the Fund’s total assets) to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange-traded funds, which are designed to provide exposure to commodity markets without direct investment in physical commodities. The Fund may gain such exposure to commodity markets by investing up to 20% of its total assets in BlackRock Flexible Equity Fund Subsidiary, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

In order to seek to mitigate risk or lower overall volatility, the Fund may invest up to 20% of its net assets in cash or cash equivalents.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Natural Resources Trust
The investment objective of the BlackRock Natural Resources Trust (the “Fund”) is to seek long-term growth of capital and to protect the purchasing power of shareholders’ capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets.

The Fund seeks to achieve its objective by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. Equity securities include common stock, preferred stock, securities convertible into common stock, rights to subscribe for common stock, and derivative securities or instruments, such as options, the value of which is based on a common stock or group of common stocks. Natural resource assets include materials with economic value that are derived from natural sources, either directly or indirectly, such as precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), water, hydrocarbons (e.g., coal, oil and natural gas), timber land, underdeveloped real property and agricultural products (e.g., fertilizers and agricultural chemicals). The Fund normally invests in a portfolio consisting of companies in a variety of natural resource related sectors, such as energy, chemicals, oil, gas, paper, mining, steel or agricultural products. Under certain circumstances, however, the Fund may concentrate its investments in one or more of these sectors. In addition, the Fund will concentrate its investments in one or more issuers in the natural resources related industries. The Fund focuses on investments in companies that provide exposure to commodities where existing, and projected, capacity is forecast to approach levels that represent full utilization of that capacity based upon supply and demand forecasts for the commodity. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund. The Fund will normally invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Fund may invest in securities of issuers with any market capitalization.

BlackRock Small Cap Growth Equity Portfolio	The investment objective of BlackRock Small Cap Growth Equity Portfolio (“Small Cap Growth Equity” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek long-term capital growth.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies and at least 80% of its net assets (plus any borrowings for investment purposes) in securities or instruments of issuers located in the United States. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock, such as derivatives. The Fund seeks to buy primarily common stock but also can invest in preferred stock, convertible securities and other equity securities. The Fund management team focuses on small capitalization companies that Fund management believes have above average prospects for earnings growth. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations, at the time of the Fund’s investment, comparable in size to the companies in the Russell 2000® Index (between approximately $18.958 million and $7.285 billion as of December 31, 2014). In the future, the Fund may define small-capitalization companies using a different index or classification system.

From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Fund may use derivatives, including options, warrants, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the Russell 2000® Index. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Master SmallCap Growth Portfolio
The investment objective of Small Cap Growth Portfolio is to seek long-term capital growth. In other words, Small Cap Growth Portfolio tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

Small Cap Growth Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies and at least 80% of its net assets (plus any borrowings for investment purposes) in securities or instruments of issuers located in the United States. This is a non-fundamental policy of the Portfolio and may not be changed without 60 days’ prior notice to the Portfolio’s interestholders.

Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock, such as derivatives. The Portfolio seeks to buy primarily common stock but also can invest in preferred stock, convertible securities and other equity securities. The Portfolio management team focuses on small capitalization companies that Portfolio management believes have above average prospects for earnings growth. Although a universal definition of small-capitalization companies does not exist, the Portfolio generally defines these companies as those with market capitalizations, at the time of the Portfolio’s investment, comparable in size to the companies in the Russell 2000® Index (between approximately $169 million and $4.1 billion as of May 31, 2014) or to the companies at the time of entry in the S&P SmallCap 600® Index (between approximately $400 million and $1.8 billion as of June 20, 2014). The market capitalizations of companies in each index change with market conditions and the composition of the index. The Portfolio will not sell a company’s securities solely because that company’s market capitalization rises above the Portfolio’s definition of small cap company. A company’s market capitalization may go up or down due to market fluctuations. In the future, the Portfolio may define small-capitalization companies using a different index or classification system.

From time to time the Portfolio may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Portfolio may use derivatives, including options, warrants, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Portfolio and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Portfolio effectively, the Portfolio may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the Russell 2000® Index. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Portfolio’s assets.

Small Cap Growth Portfolio will seek to pursue its investment objective by investing in small cap growth securities in a disciplined manner using proprietary return forecast models. These forecast models are designed to identify aspects of mispricing across stocks, which the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever Portfolio management sees an appropriate opportunity. The Portfolio may engage in active and frequent trading of its investments. Frequent trading will increase the Portfolio’s commission costs, and may increase taxable dividends to the Portfolio’s interestholders. The Portfolio does not consider potential tax consequences to the Portfolio’s interestholders when it decides what securities to sell.

BlackRock U.S. Opportunities Portfolio	The investment objective of BlackRock U.S. Opportunities Portfolio (“U.S. Opportunities” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term capital appreciation.

Under normal market conditions, U.S. Opportunities invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. Although a universal definition of emerging capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to those within the universe of Russell Midcap® Index stocks (between approximately $2.2 billion and $27.12 billion as of May 31, 2014). In the future, the Fund may define emerging capitalization companies using a different index or classification system.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock U.S. Opportunities Portfolio (continued)
The Fund seeks to buy primarily common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk.

Master Value Opportunities LLC
The investment objective of the Master LLC is to seek long term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies that management of the Master LLC believes have special investment value and emerging growth companies regardless of size.

The Master LLC tries to choose investments for capital appreciation — that is, investments that will increase in value. The Master LLC invests in a diversified portfolio primarily consisting of equity securities of small cap and emerging growth companies. Small cap companies are those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® or the S&P SmallCap 600® at the time of the Master LLC’s investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered small market capitalization companies. As of March 31, 2014, the Russell 2000® included companies with capitalizations up to $10.79 billion and the S&P SmallCap 600® included companies with capitalizations up to $4.35 billion. The market capitalizations of companies in each index change with market conditions and the composition of the index. Emerging growth companies are defined as companies of any market capitalization without a long or consistent history of earnings but that Fund management believes have the potential for earnings growth over an extended period of time

The equity securities in which the Master LLC may invest include:
• Common stock
• Preferred stock
• Securities convertible into common stock
• Index securities that are based on a group of common stocks

The Master LLC may invest in derivative instruments, such as options and futures, the values of which are based on a common stock or group of common stocks. The Master LLC may use derivatives to hedge its investment portfolio against market and currency risks as well as to increase the return on its portfolio investments. The derivatives that the Fund may use include, but are not limited to, futures, forwards, options, and indexed securities.

The Master LLC will invest primarily in U.S. companies that do most of their business in the United States, but may invest a portion of its assets in foreign companies. It is anticipated that in the immediate future, the Master LLC will invest not more than 30% of its total assets in the securities of foreign issuers, including issuers in emerging markets.

Master LLC management chooses investments using a fundamental, value-oriented investing style. This means that the Master LLC seeks to invest in companies that Master LLC management believes to be undervalued. Master LLC management may consider a company’s stock to be undervalued when the stock’s current price is less than what the Master LLC believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects. A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. Master LLC management may also determine a company is undervalued if its stock price is down because of temporary factors from which Master LLC management believes the company will recover. Additionally, management of the Master LLC may acquire the securities of companies that are in a particular industry or related industries or market segments together as a “basket” or group in a single transaction. The Master LLC may subsequently sell such “basket” as a unit or it may sell only selected securities and continue to hold other securities acquired in the “basket.”

Fund Name	Investment Objective and Principal Investment Strategies
Master Value Opportunities LLC (continued)
The Master LLC may sell a security if, for example, the stock price increases to the high end of the range of its historical price-book value ratio, if the Master LLC determines that the issuer no longer meets the criteria Master LLC management has established for the purchase of such securities or if Master LLC management thinks there is a more attractive investment opportunity in the same category.

Master LLC management seeks to invest in small companies that:

•  are trading at the low end of their historical price ranges based on a number of financial criteria such as price-book value, enterprise value-sales ratios or enterprise value to earnings before interest, taxes, depreciation and amortization

• have strong management
• have particular qualities that affect the outlook for that company, such as strong research capabilities, new or unusual products or occupation of an attractive market niche

Master LLC management also considers other factors, such as the level of competition in an industry or the extent of government regulation. The Master LLC may also purchase the stock of a company that has suffered a recent earnings decline if Master LLC management believes that the decline is temporary or cyclical and will not significantly affect the company’s long term growth.

The Master LLC has no stated minimum holding period for investments and will buy or sell securities whenever the Master LLC’s management sees an appropriate opportunity.
BlackRock All-Cap Energy & Resources Portfolio
The investment objective of BlackRock All-Cap Energy & Resources Portfolio (“All-Cap Energy & Resources” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term growth of capital.

Under normal conditions, All-Cap Energy & Resources invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). Equity securities include common and preferred stock, convertible securities, warrants, depositary receipts and securities or other instruments whose price is linked to the price of common stock.

The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. The Fund expects to invest primarily in developed markets, but may also invest in emerging markets. The Fund may invest in companies of any size.

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies (commonly known as derivatives).

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer issuers than a diversified fund.
BlackRock Commodity Strategies Fund	The investment objective of BlackRock Commodity Strategies Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek total return.

The Fund utilizes two strategies and under normal circumstances expects to invest approximately 50% of its total assets in each strategy; provided, however, that from time to time, Fund management may alter the weightings if it deems it prudent to do so based on market conditions, trends or movements or other similar factors.

One strategy focuses on investments in commodity-linked derivatives. To meet coverage and collateral requirements associated with these derivative investments, and to invest excess cash, the Fund holds a portion of its portfolio in investment-grade short-term fixed-income securities. The other strategy focuses on equity investments in commodity-related companies, including, but not limited to, companies operating in the mining, energy and agricultural sectors. The Fund invests in equity securities of such companies in order to complement the commodity exposures achieved through investments in commodity-linked derivatives. Taken together, these two strategies offer broad exposure to global commodities market trends across asset classes, industries, sectors, and regions.

Commodities are assets that have tangible properties, such as oil and other energy products, metals, and agricultural products. Commodity-linked derivative instruments include, but are not limited to, commodity-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Commodity Strategies Fund (continued)
Commodity-related companies include, but are not limited to, companies in commodities, natural resources and energy businesses and in associated businesses and companies that provide services or have exposure to such businesses (collectively, the “Commodities Sector”). These companies include, without limitation, companies engaged in the exploration, ownership, production, refinement, processing, transportation, distribution or marketing of commodities, companies that use commodities extensively in their products and companies that provide technology and services to commodity-related companies. This includes companies that are engaged in businesses such as integrated oil, oil and gas exploration and production, energy services and technology, chemicals and oil products, coal and other consumable fuel, gold and precious metals, metals and minerals, forest products, agricultural chemicals and services, farm land, alternative energy sources, environmental services and agricultural products (including crop growers, owners of plantations, and companies that produce and process foods), as well as related transportation companies, equipment manufacturers, service providers and engineering, procurement and construction (“EPC”) companies.

The Fund may make investments directly or through investments in BlackRock Cayman Commodity Strategies Fund, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund formed in the Cayman Islands. The Subsidiary is managed by BlackRock and has the same investment objective as the Fund. The assets of the Subsidiary are subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund, except that the Subsidiary does not invest in equity securities of commodity-related companies, and may invest without limitation in commodity-linked derivative instruments. The Fund will not invest more than 25% of its total assets (measured at the time of investment) in the Subsidiary.

The Fund manages the term structure of its commodity-linked derivative positions and has the flexibility to gain exposure to futures maturities which differ from those in the Fund’s benchmark, the Bloomberg Commodity Index Total ReturnSM (formerly known as the Dow Jones — UBS Commodity Index Total ReturnSM). This is done in an effort to achieve efficient investment results and minimize any adverse effects on returns caused by commodity term structures.

Equity securities held by the Fund may include common stocks, preferred stocks, convertible securities, warrants, depositary receipts, and other instruments whose price is linked to the value of common stock, and equity interests in master limited partnerships. In addition, the Fund may also invest in fixed-income instruments (of any credit quality and any duration) of commodity-related companies.

There are no restrictions on investment in terms of geography or market capitalization. As such, the Fund may invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies.

BlackRock Emerging Markets Fund, Inc.
The investment objective of BlackRock Emerging Markets Fund, Inc. (“Emerging Markets Fund” or the “Fund”) is to seek long-term capital appreciation by investing in securities, principally equity securities, of issuers in countries having smaller capital markets.

Under normal conditions, Emerging Markets Fund invests at least 80% of its total assets in equity securities of issuers located in countries with developing capital markets. Equity securities consist primarily of common and preferred stocks and depositary receipts, and include securities convertible into common stock, and securities or other instruments whose price is linked to the value of common stock. A developing capital market is the market of any country that the World Bank, the International Finance Corporation, the United Nations or its authorities have determined to have a low or middle income economy. Countries with developing capital markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. For this purpose, developing capital markets include, but are not limited to, the markets of all countries that comprise the MSCI Emerging Markets Index. The Fund may also consider an issuer to be located in a country that has a developing capital market if at least 50% of the issuer’s assets, gross revenues or profits in any one of the last two years represents assets or activities located in such countries.

The Fund may also invest in fixed income securities issued by companies and governments in these countries, as well as mezzanine investments. The Fund normally invests in at least three countries at any given time. The Fund can invest in securities denominated in either U.S. dollars or foreign currencies. The Fund has not established any rating or maturity criteria for the debt securities in which it may invest. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Emerging Markets Fund, Inc. (continued)
Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund’s exposure to certain markets may be effected through investments in participation notes or other structured or derivative instruments that are designed to replicate, or otherwise provide exposure to, the performance of securities listed in such markets.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than a diversified fund.
BlackRock Emerging Markets Long/Short Equity Fund	The investment objective of BlackRock Emerging Markets Long/Short Equity Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek total return over the long term.

Under normal conditions, the Fund invests at least 80% of its total assets in global equity instruments and related derivative instruments issued by, or tied economically to, companies in emerging markets. BlackRock considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets IndexSM. BlackRock determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets. The Fund may invest in securities of issuers of any market capitalization and in securities denominated in either U.S. dollars or foreign currencies.

The Fund pursues its investment objective by taking both long and short positions in a variety of global equity instruments. The Fund expects to maintain long and short positions primarily through the use of swap agreements and other derivative instruments, and may invest in such instruments without limitation. Although the Fund intends to maintain an overall long position in its portfolio investments, the Fund generally expects to maintain significant short positions in equity securities and equity-related instruments. In certain circumstances, these short positions may approach or reach the size of the overall long position. The use of both long and short positions better enables the Fund to seek to produce returns that are uncorrelated to those available by investing in the market as a whole. A long position arises where the Fund holds a security in its portfolio or maintains a position through a derivative instrument that provides economic exposure similar to direct ownership of the security. The Fund will have a short position where it sells a security it does not own by delivery of a borrowed security or has entered into a derivative instrument that provides economic exposure similar to a short sale of the security. The Fund takes long positions primarily in securities that BlackRock has identified as attractive and short positions in such securities that BlackRock has identified as overvalued or poised for underperformance.

The Fund may invest up to 20% of its assets in equity instruments issued by or based on companies located outside of emerging markets. When consistent with the Fund’s investment objective, these investments may include short-term investments such as cash and cash equivalents, U.S. Government and agency securities, money market funds (including funds that may be affiliated with or sponsored or managed by BlackRock), commercial paper, certificates of deposit and other bank deposits and bankers’ acceptances.

Equity instruments consist of:

•  Derivative securities or instruments such as options, futures, contracts for difference, forward contracts and swaps (including interest rate swaps and total return swaps), the value of which is based on a common stock or group of common stocks. A contract for difference offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. The Fund may utilize derivative instruments as a significant part of its strategy.

• Common stock
• Depositary receipts
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock EuroFund
The investment objective of the BlackRock EuroFund (the “EuroFund” or the “Fund”) is to seek capital appreciation primarily through investment in equities of corporations domiciled in European countries.

Under normal circumstances, the EuroFund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. For these purposes, “net assets” include any borrowings for investment purposes. Equity securities include common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock. Common stock are securities representing shares of ownership of a corporation. Convertible securities are securities, such as corporate bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or another company. The EuroFund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies in Western European countries, but may also invest in emerging markets in Eastern European countries. Within particular countries the EuroFund considers the condition and growth potential of industry sectors and selects what Fund management believes are companies with attractive valuations or good prospects for earnings growth within those sectors. The Fund may invest in companies of any size.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in foreign securities, which may include securities (i) of foreign government issuers, (ii) of issuers organized or located outside the US, (iii) of issuers which primarily trade in a market located outside the US, or (iv) of issuers doing a substantial amount of business outside the US, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries (but in no less than three different countries). For temporary defensive purposes the Fund may deviate substantially from the allocation described above.

BlackRock Long-Horizon Equity Fund	The investment objective of BlackRock Long-Horizon Equity Fund (the “Fund”) is to provide high total investment return.

The Fund seeks to achieve its investment objective through a fully managed investment policy utilizing global equity securities. The Fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Equity securities include common stock, preferred stock, convertible securities, warrants, and securities or other instruments whose price is linked to the value of common stock. The combination of equity securities will be varied from time to time both with respect to types of securities and markets and in response to changing market and economic trends. In making investment decisions, Fund management conducts bottom-up, company-specific, research to identify stocks it believes have the potential to produce attractive total returns over a long-term investment horizon. In selecting equity investments, the Fund mainly seeks securities that Fund management believes are undervalued. When choosing investments, Fund management considers various factors, including opportunities for equity investments to increase in value, expected dividends, and interest rates. The Fund may invest in the securities of companies of any market capitalization. The Fund may invest a portion of its assets in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein such as stock, bonds or convertible bonds issued by Real Estate Investment Trusts (“REITs”). The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates, and movements in the securities markets.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Long-Horizon Equity Fund (continued)
The Fund has no geographic limits on where it may invest. The Fund may invest in both developed and emerging markets. When choosing investment markets, Fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund will also invest in non-U.S. currencies. The Fund may underweight or overweight a currency based on the Fund management team’s outlook. In addition to its 80% policy set out above, the Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in cash investments if prospective equity returns are expected to be unattractive. Furthermore, for temporary defensive purposes and in case of unusually large cash inflows or redemptions, the Fund may invest without limitation in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short term debt obligations of corporate issuers, certificates of deposit, bankers’ acceptances, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed-income securities.

BlackRock Real Estate Securities Fund
The investment objective of BlackRock Real Estate Securities Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek total return comprised of long-term growth of capital and dividend income.

Under normal conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry inside the United States. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. The Fund may invest up to 20% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry outside the United States and fixed-income investments, such as government, corporate and bank debt obligations.

Real estate industry companies may include real estate investment trusts (“REITs”), REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities.

The Fund concentrates its investments in securities of issuers in the real estate industry.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended.
BlackRock Global Long/Short Equity Fund
The investment objective of BlackRock Global Long/Short Equity Fund (“Global Long/Short Equity Fund” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek total return over the long term.

Under normal circumstances, Global Long/Short Equity Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets. The Fund determines that an investment is tied economically to a developed market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in a developed market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in developed markets; 3) the investment is included in an index representative of developed markets; and 4) the investment is exposed to the economic risks and returns of developed markets. The Fund may invest in securities of issuers of any market capitalization and in securities denominated in either U.S. dollars or foreign currencies.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Global Long/Short Equity Fund (continued)
The Fund pursues its investment objective by taking both long and short positions in a variety of developed market equity instruments. The Fund expects to maintain long and short positions primarily through the use of swap agreements and other derivative instruments, and may invest in such instruments without limitation. Although the Fund intends to maintain an overall long position in its portfolio investments, the Fund generally expects to maintain significant short positions in equity securities and equity-related instruments. In certain circumstances, these short positions may approach or reach the size of the overall long position. The use of both long and short positions better enables the Fund to seek to produce returns that have low correlation to those available by investing in the market as a whole. A long position arises where the Fund holds a security in its portfolio or maintains a position through a derivative instrument that provides economic exposure similar to direct ownership of the security. The Fund will have a short position where it sells a security it does not own by delivery of a borrowed security or has entered into a derivative instrument that provides economic exposure similar to a short sale of the security. The Fund looks to identify overvalued, undervalued or mispriced stocks and other equity instruments through proprietary ranking techniques. The Fund takes long positions primarily in securities that BlackRock has identified as attractive and short positions in such securities that BlackRock has identified as overvalued or poised for underperformance.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities (or derivatives with similar economic characteristics) of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers whose securities primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

The Fund may utilize derivative instruments as a significant part of its strategy.

When consistent with the Fund’s investment objective, the Fund’s investments may include short-term investments such as cash and cash equivalents, U.S. Government and agency securities, money market funds (including funds that may be affiliated with or sponsored or managed by BlackRock), commercial paper, certificates of deposit and other bank deposits and bankers’ acceptances.

Equity instruments consist of:
• Common stock
• Depositary receipts

•  Derivative securities or instruments such as futures, options, contracts for difference, forward contracts and swaps (including, among other swaps, total return swaps), the value of which is based on a common stock or group of common stocks. A contract for difference offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Global Opportunities Portfolio	The investment objective of BlackRock Global Opportunities Portfolio (“Global Opportunities” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term capital appreciation.

Under normal conditions, Global Opportunities will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above-average return potential. The Fund seeks to buy primarily common stock but may also invest in preferred stock and convertible securities. The Fund may invest up to 25% of its total assets in stocks of issuers in emerging market countries.

The Fund may invest up to 25% of its total assets in global fixed-income securities, including corporate bonds, U.S. Government debt securities, non-U.S. Government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds). Investment in fixed-income securities will be made on an opportunistic basis. Securities will be identified based on factors such as relative value and earnings estimate revisions.

From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).

BlackRock Energy & Resources Portfolio	The investment objective of BlackRock Energy & Resources Portfolio (“Energy & Resources” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term growth of capital.

Under normal conditions, Energy & Resources invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). Equity securities include common and preferred stock, convertible securities, warrants, depositary receipts and securities or other instruments whose price is linked to the price of common stock.

The Fund intends to emphasize small companies but may from time to time emphasize companies of other sizes.

The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. The Fund expects to invest primarily in developed markets, but may also invest in emerging markets.

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies (commonly known as derivatives).

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer issuers than a diversified fund.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Science & Technology Opportunities Portfolio
The investment objective of BlackRock Science & Technology Opportunities Portfolio (“Science & Technology Opportunities” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term capital appreciation.

Under normal market conditions, Science & Technology Opportunities invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. science and technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or use of technology. The Fund may invest up to 25% of its net assets in emerging market countries.

Some of the industries likely to be represented in the Fund’s portfolio holdings include: application software, IT consulting and services, internet software and services, networking equipment, telecom equipment, computer hardware, computer storage and peripherals, electronic equipment and instruments, semiconductors and equipment, aerospace and defense, electrical components and equipment, biotechnology, pharmaceuticals, healthcare equipment and supplies, healthcare distribution and services, healthcare facilities, industrial gases, specialty chemicals, advanced materials, internet and catalog retail, integrated telecom services, alternative carriers and wireless telecommunication services.

The Fund seeks to invest primarily in common stock but may also invest in preferred stock and convertible securities. The Fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).

BlackRock Global SmallCap Fund, Inc.
The investment objective of BlackRock Global SmallCap Fund, Inc. (the “Fund”) is to seek long-term growth of capital by investing primarily in a portfolio of equity securities of small cap issuers located in various foreign countries and in the United States.

The Fund invests in a diversified portfolio primarily consisting of equity securities of small cap issuers in various foreign countries and in the United States. Equity securities consist primarily of common and preferred stocks and depositary receipts, and include securities convertible into common stock, and securities or other instruments whose price is linked to the value of common stock. Depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and unsponsored depositary receipts. ADRs are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. EDRs (issued in Europe) and GDRs (issued throughout the world) each evidence a similar ownership arrangement. In addition, the Fund may invest in derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. The Fund may use derivatives to hedge its investment portfolio against market, interest rate and currency risks or to seek to enhance its return. The derivatives that the Fund may use include indexed and inverse securities, options, futures, swaps and forward foreign exchange transactions.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap issuers. Small cap issuers are those whose market capitalization is similar to the market capitalization of companies in the Morgan Stanley Capital International (“MSCI”) All Country World Small Cap IndexSM at the time of the Fund’s investment. As of September 30, 2014, the MSCI All Country World Small Cap IndexSM included companies with free float market capitalizations generally between $24 million and $11,005 billion. The market capitalizations of companies in the index change with market conditions and the composition of the MSCI All Country World Small Cap IndexSM.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Global SmallCap Fund, Inc. (continued)
The Fund will invest in securities of issuers from a variety of countries, including those in emerging markets. The Fund may also invest in equity securities issued by emerging growth companies, which are companies of any market capitalization without a long or consistent history of earnings but that Fund management believes have the potential for earnings growth over an extended period of time.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) — of its total assets in foreign securities, which may include securities (i) of foreign government issuers, (ii) of issuers organized or located outside the US, (iii) of issuers which primarily trade in a market located outside the US, or (iv) of issuers doing a substantial amount of business outside the US, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund may invest in securities denominated in any currency. For temporary defensive purposes, the Fund may deviate substantially from the allocation described above.

BlackRock International Opportunities Portfolio
The investment objective of BlackRock International Opportunities Portfolio (“International Opportunities” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek long-term capital appreciation.

Under normal market conditions, International Opportunities invests at least 80% of its net assets in equity securities issued by foreign companies of any market capitalization. The Fund may invest up to 40% of its net assets in stocks of issuers in emerging market countries.

The Fund seeks to buy primarily common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).

BlackRock Latin America Fund, Inc.
The investment objective of BlackRock Latin America Fund, Inc. (“Latin America Fund” or the “Fund”) is to seek long-term capital appreciation by investing primarily in Latin American equity and debt securities.

Under normal market conditions, Latin America Fund will invest at least 80% of its total assets in Latin American securities. The Fund emphasizes equity securities of companies of any market capitalization located in Latin America. The Fund will not seek to invest in a large number of countries in Latin America. Fund management chooses securities using a combination of “top down” and “bottom up” investment styles. “Top down” means that the Fund seeks to allocate its investments to markets that Fund management believes have the potential to outperform other markets due to economic factors such as government fiscal policies and the direction of interest rates and currency movements. “Bottom up” means that the Fund also selects investments based on Fund management’s assessment of the earnings prospects of individual companies.

The Fund can invest in securities denominated in the currencies of Latin American countries or in other currencies.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than a diversified fund.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Event Driven Equity Fund	The investment objective of BlackRock Event Driven Equity Fund (the “Fund”) is to seek long-term capital growth.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and related derivative instruments with similar economic characteristics. The Fund seeks to achieve its investment objective by employing an event driven strategy, primarily investing in companies that have announced a material change or in companies that BlackRock expects to undergo a material change. A material change that could impact the price of securities for purposes of the Fund’s investment strategies is referred to herein as a “catalyst.” The Fund focuses on identifying investments that have a sufficiently defined catalyst. These catalysts span a broad spectrum and include, for example, announced mergers and acquisitions, spinoffs and split-offs, financial or strategic restructurings, management changes, synergistic acquisitions, as well as other transformative events. The intended goal of the Fund is to profit when the price of a security changes to reflect more accurately the likelihood and potential impact of the occurrence, or non-occurrence, of the extraordinary event. This can be done by taking a long position in a security or other financial instrument that is believed to be underpriced or a short position in a security or other financial instrument that is believed to be overpriced. The Fund expects to maintain long and short positions primarily through the use of swap agreements and other derivative instruments, although the Fund may also take long and short positions directly. At times, the Fund may have significant short positions in equity securities and equity-related instruments.

The Fund normally invests in both U.S. and non-U.S. securities. Non-U.S. securities may be denominated in either U.S. dollars or foreign currencies. The Fund may invest in securities of issuers of any market capitalization.

The Fund’s investment in equity securities may include common stock, preferred stock, securities convertible into common stock, non-convertible preferred stock and depositary receipts. The Fund may gain exposure to equity securities through derivatives.

The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in fixed-income securities and related derivative instruments with similar economic characteristics. The Fund’s investment in fixed-income securities may include fixed and floating rate corporate bonds and municipal securities. The Fund may invest in debt securities of any rating, which may include high yield securities (commonly called “junk bonds”).

The Fund may invest in derivatives, including but not limited to, total return and credit default swaps, contracts for difference, futures, options, indexed and inverse securities and foreign exchange transactions, for hedging purposes, as well as to enhance the return on its portfolio investments. There is no limit to the Fund’s ability to invest in derivatives, except as may be limited by requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and at times the Fund may utilize derivatives to a significant extent.

When consistent with the Fund’s investment objective, the Fund’s investments may include short-term investments such as cash and cash equivalents, U.S. Government and agency securities, money market funds (including funds that may be affiliated with or sponsored or managed by BlackRock), commercial paper, certificates of deposit and other bank deposits and bankers’ acceptances.

The Fund may invest in securities of companies without an identified catalyst to hedge unwanted exposures to an industry or the market as a whole.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
BlackRock Pacific Fund, Inc.
The investment objective of BlackRock Pacific Fund, Inc. (“Pacific Fund” or the “Fund”) is to seek long-term capital appreciation primarily through investment in equity securities of corporations domiciled in Far Eastern or Western Pacific countries, including Japan, Australia, Hong Kong, Taiwan, Singapore, South Korea and India.

Under normal circumstances, Pacific Fund will invest at least 80% of its assets in a portfolio of equity securities of companies located in Far Eastern or Western Pacific countries. For the most part, these securities will be common stock and convertible securities. Many of the companies in which the Fund invests are located in markets generally considered to be emerging markets. The Fund invests in companies it believes are undervalued relative to the market. Current income from dividends and interest will not be an important factor in selecting the securities in which the Fund will invest.

BlackRock Global Dividend Portfolio
The investment objective of the BlackRock Global Dividend Portfolio (the “Global Dividend Portfolio” or the “Fund”) is to seek to provide a level of current income that exceeds the average yield on global stocks generally. Additionally, the Fund seeks to provide long-term capital appreciation.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Global Dividend Portfolio (continued)
Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-paying equity securities and at least 40% of its assets outside of the U.S. (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets outside of the US). The Fund will primarily invest in common stock, preferred stock, securities convertible into common and preferred stock and non- convertible preferred stock. The Fund may invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based. The Fund may invest in securities of companies of any market capitalization, but intends to invest primarily in securities of large capitalization companies. The combination of equity securities will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The Fund may invest in shares of companies through initial public offerings (“IPOs”) and “new issues.”

The Fund may invest up to 20% of its net assets in global fixed income securities, including corporate bonds, U.S. Government debt securities, non-U.S. Government and supranational debt securities (an example of such an entity is the International Bank for Reconstruction and Development (the World Bank)), asset-backed securities, mortgage- backed securities, corporate loans, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds). Investment in fixed income securities will be made on an opportunistic basis. The Fund may invest in fixed-income securities of any duration or maturity.

The Fund has no geographic limits in where it may invest and has no specific policy on the number of different countries in which it will invest. The Fund may invest in both developed and emerging markets. The Fund may emphasize foreign securities when Fund management expects these investments to outperform U.S. securities. The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Fund or to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (at least 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) of its total assets in foreign securities, which may include securities (i) of foreign government issuers, (ii) of issuers organized or located outside the US, (iii) of issuers which primarily trade in a market located outside the US, or (iv) of issuers doing a substantial amount of business outside the US, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from this allocation.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

S&P 500 Index Master Portfolio

S&P 500 Index Master Portfolio (the “Master Portfolio”) seeks to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index (“S&P 500 Index”).

Under normal circumstances, at least 90% of the value of S&P 500 Index Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500 Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of the Master Portfolio’s benchmark index, the S&P 500 Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Master Portfolio’s net assets, before fees and expenses, increased or decreased exactly as the total return of the Master Portfolio’s benchmark index increased or decreased. The Master Portfolio’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Master Portfolio’s expenses, the amount of cash and cash equivalents held by the Master Portfolio, the manner in which the total return of the Master Portfolio’s benchmark index is calculated; the size of the Master Portfolio’s investment portfolio; and the timing, frequency and size of purchases of interests and withdrawals.

Fund Name	Investment Objective and Principal Investment Strategies
S&P 500 Index Master Portfolio (continued)

The Master Portfolio seeks to replicate the total return performance of the S&P 500 Index by investing the Master Portfolio’s assets so that the percentage of assets of the Master Portfolio invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Index. No attempt is made to manage the Master Portfolio using economic, financial or market analysis. In addition, at times, the portfolio composition of the Master Portfolio may be altered (or “rebalanced”) to reflect changes in the characteristics of the index the Master Portfolio tracks.

The Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Master Portfolio may use futures contracts, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. The Master Portfolio may also invest in high-quality money market instruments, including shares of money market funds advised by BFA or its affiliates.

Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market or market segment. One way an index fund seeks to match an index’s performance, before fees and expenses, is by buying and selling all of the index’s securities in the same proportion as they are reflected in the index. This is what the Master Portfolio does.

The Master Portfolio is designed for investors who desire a convenient way to invest in a broad spectrum of U.S. large cap stocks. Although this market has increased in value over the long-term, it fluctuates and has also decreased in value over shorter time periods. This volatility is particularly characteristic of stocks.

The Master Portfolio does not by itself constitute a balanced investment program. Diversifying your investments by buying shares in other funds may improve your long-term return as well as reduce volatility.

Standard & Poor’s (“S&P”) does not sponsor, endorse, sell or promote the Feeder Fund or the Master Portfolio, nor is it affiliated in any way with BlackRock, BFA, the Feeder Fund or the Master Portfolio. “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (a division of McGraw- Hill Financial) licensed for use for certain purposes by BlackRock Institutional Trust Company, N.A. S&P makes no representation or warranty, expressed or implied, regarding the advisability of investing in Feeder Fund or the Master Portfolio.

The past performance of the underlying index is not a guide to future performance. BFA does not guarantee the accuracy or the completeness of the underlying index or any data included therein and BFA shall have no liability for any errors, omissions or interruptions therein. BFA makes no warranty, express or implied, to the owners of interests of the Master Portfolio or to any other person or entity, as to results to be obtained by the Master Portfolio from the use of the underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

BlackRock Small Cap Index Fund
The investment objective of BlackRock Small Cap Index Fund (“Small Cap Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.

Small Cap Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Fund will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund may invest in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund is a “feeder” fund that invests all of its assets in Master Small Cap Index Series, a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the Master Small Cap Index Series level. This structure is sometimes called a “master/ feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master Small Cap Index Series. For simplicity, this prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Master Small Cap Index Series.

Fixed Income Funds

Fund Name	Investment Objective and Principal Investment Strategies
Master Total Return Portfolio	The primary objective of the Total Return Portfolio is to realize a total return that exceeds that of the Barclays Capital U.S. Aggregate Bond Index.

The Portfolio invests primarily in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed and asset-backed securities, convertible securities, preferred securities and government debt obligations.

The Total Return Portfolio typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities. The fixed-income securities in which the Total Return Portfolio invests, include:

• U.S. Government debt securities
• Corporate debt securities issued by U.S. and foreign companies
• Asset-backed securities
• Mortgage-backed securities
• Preferred securities issued by U.S. and foreign companies
• Corporate debt securities and preferred securities convertible into common stock
• Foreign sovereign debt instruments
• Money market securities

Under normal circumstances, the Total Return Portfolio invests at least 80% of its assets in bonds. This 80% policy is a non-fundamental policy of the Portfolio and may not be changed without 60 days’ prior notice to shareholders. The Portfolio invests primarily in fixed-income securities that are rated in the four highest rating categories by at least one of the recognized rating agencies (including Baa or better by Moody’s Investor Service, Inc. (“Moody’s”) or BBB or better by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”). Securities rated in any of the four highest rating categories are known as “investment grade” securities.

The Total Return Portfolio may invest up to 30% of its net assets in securities of foreign issuers, of which 20% (as a percentage of the Portfolio’s net assets) may be in emerging markets issuers. Investments in U.S. dollar-denominated securities of foreign issuers, excluding issuers from emerging markets, are permitted beyond the 30% limit. This means that the Portfolio may invest in such U.S. dollar-denominated securities of foreign issuers without limit.

The Total Return Portfolio may invest in various types of mortgage-backed securities. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other fixed-income securities. The Total Return Portfolio may also enter into reverse repurchase agreements and dollar rolls.

The Total Return Portfolio may invest in fixed-income securities of any duration or maturity. Fixed-income securities frequently have redemption features that permit an issuer to repurchase the security from the Total Return Portfolio at certain times prior to maturity at a specified price, which is generally the amount due at maturity. In many cases, when interest rates go down, issuers redeem fixed-income securities that allow for redemption. When an issuer redeems fixed-income securities, the Portfolio may receive less than the market value of the securities prior to redemption. In addition, the Total Return Portfolio may have to invest the proceeds in new fixed-income securities with lower yields and therefore lose expected future income.

The Portfolio may use derivatives, including, but not limited to, interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, and options on futures and swaps, for hedging purposes, as well as to increase the return on its portfolio investments. Derivatives are financial instruments whose value is derived from another security or an index such as the Barclays U.S. Aggregate Bond Index or the CSFB High Yield Index. The Portfolio may also invest in credit-linked notes, credit-linked trust certificates, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities.

The Total Return Portfolio may invest up to 20% of its net assets in fixed-income securities that are rated below investment grade by at least one of the recognized rating agencies including Moody’s, S&P or Fitch, or in unrated securities of equivalent credit quality.

Fund Name	Investment Objective and Principal Investment Strategies
Master Total Return Portfolio (continued)
The Fund may invest up to 15% of its net assets in collateralized debt obligations (“CDOs”), of which 10% (as a percentage of the Fund’s net assets) may be in collateralized loan obligations (“CLOs”). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

The Total Return Portfolio may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in precious metals, which are designed to provide this exposure without direct investment in physical commodities. The Total Return Portfolio may also gain exposure to commodity markets through the Total Return Portfolio’s investment in the BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Portfolio formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary invests primarily in commodity-related instruments. BlackRock is the manager of the Subsidiary. The Subsidiary (unlike the Total Return Portfolio) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Total Return Portfolio. The Total Return Portfolio will limit its investments in the Subsidiary to 25% of its net assets.

The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by each Feeder Fund. As a result, BlackRock, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of each Feeder Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. Each Feeder Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to each Feeder Fund’s Board of Directors (the “Board”) regarding the Subsidiary’s compliance with its policies and procedures. Each Feeder Fund and Subsidiary test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary complies with asset segregation requirements to the same extent as each Feeder Fund.

BlackRock provides investment management and other services to the Subsidiary. BlackRock does not receive separate compensation from the Subsidiary for providing it with investment management or administrative services. However, each Feeder Fund pays BlackRock based on the Total Return Portfolio’s assets, including the assets invested in the Subsidiary. The Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and audit services with the same or with affiliates of the same service providers that provide those services to each Feeder Fund. The financial statements of the Subsidiary will be consolidated with the Total Return Portfolio’s financial statements in each Feeder Fund’s Annual and Semi-Annual Reports. Each Feeder Fund’s Annual and Semi-Annual Reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover.

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	The BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (“Emerging Markets Flexible Dynamic Bond Portfolio” or the “Fund”) seeks maximum long term total return.

The BlackRock Emerging Markets Flexible Dynamic Bond Portfolio invests primarily in a global portfolio of fixed income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged basis). Fixed income securities are debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. Emerging markets include, but are not limited to, countries that are included in the J.P. Morgan GBI-EM Global Diversified Index.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (continued)
The Fund will invest at least 80% of its assets in fixed income securities issued by governments, their political subdivisions (states, provinces and municipalities), agencies and companies tied economically to an emerging market. Fund management considers securities to be tied economically to an emerging market if (1) the issuer is organized under the laws of or maintains its principal place of business in an emerging market country, (2) the issuer’s securities are traded principally in an emerging market country or (3) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or has at least 50% of its assets in an emerging market country. The full spectrum of available investments, including non-investment grade (high yield or junk) securities (including distressed securities), securities of small cap issuers and derivatives may be utilized in satisfying the Fund’s 80% policy. It is possible that up to 100% of the Fund’s assets may be invested in non-investment grade (high yield or junk) securities. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or will be unrated. The Fund may invest a significant portion of its assets in one country. The Fund may gain exposure to currencies by investing in bonds of emerging market issuers denominated in any currency. The Fund may also gain exposure to currencies through the use of cash and derivatives. The Fund may also buy when-issued securities and participate in delayed delivery transactions.

The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls, which involves a sale by a fund of a mortgage-backed or other security concurrently with an agreement by the fund to repurchase a similar security at a later date at an agreed-upon price).

The Fund may invest up to 10% of its assets in equity securities.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
BlackRock GNMA Portfolio	The investment objective of the BlackRock GNMA Portfolio (the “GNMA Portfolio” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.

Under normal circumstances, the Fund invests at least 80% of its assets in Government National Mortgage Association (“GNMA”) securities. The Fund invests primarily in securities issued by GNMA as well as other U.S. Government securities.

Securities purchased by the Fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the Fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.

The Fund measures its performance against the Barclays GNMA MBS Index (the benchmark). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the benchmark.

The Fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities.

The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate transactions, including swaps (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock High Yield Bond Portfolio
The investment objective of the BlackRock High Yield Bond Portfolio (the “High Yield Fund” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.

The High Yield Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The High Yield Fund normally invests at least 80% of its assets in high yield bonds. The high yield securities (commonly called “junk bonds”) acquired by the High Yield Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the High Yield Fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. The Fund may invest up to 30% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The High Yield Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. The Fund may also invest in convertible and preferred securities. Convertible debt securities will be counted toward the Fund’s 80% policy to the extent they have characteristics similar to the securities included within that policy.

To add additional diversification, the management team can invest in a wide range of securities including corporate bonds, mezzanine investments, collateralized bond obligations, bank loans and mortgage-backed and asset-backed securities. The High Yield Fund can also invest, to the extent consistent with its investment objective, in non-U.S. and emerging market securities and currencies. The High Yield Fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy.

The High Yield Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The High Yield Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The High Yield Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
BlackRock Inflation Protected Bond Portfolio
The investment objective of the BlackRock Inflation Protected Bond Portfolio (the “Inflation Protected Bond Portfolio” or the “Fund”) is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.

Under normal circumstances, the Fund invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

The Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays U.S. Treasury Inflation Protected Securities Index (the benchmark).

The Fund may invest up to 20% of its assets in non-investment grade bonds (high yield or junk bonds) or securities of emerging market issuers. The Fund may also invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers.

The Fund is non-diversified under the Investment Company Act of 1940, as amended, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.
The Fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities.

Non-investment grade bonds acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s (“S&P”) or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.

The Fund may buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock U.S. Government Bond Portfolio
The investment objective of the BlackRock U.S. Government Bond Portfolio (the “U.S. Government Bond Portfolio” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.

Under normal circumstances, the Fund invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±20% of the Barclays U.S. Government/Mortgage Index (the benchmark).

Securities purchased by the Fund generally are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the Fund management team to be of similar quality. In addition, the Fund’s dollar-weighted average maturity will be between 3 and 10 years.

The Fund evaluates sectors of the bond market and individual securities within these sectors. The Fund selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds. The Fund invests primarily in dollar-denominated bonds, but may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. Non-dollar denominated bonds purchased by the Fund are rated in the four highest rating categories at the time of purchase by at least one major rating agency (Baa or better by Moody’s Investor Service, Inc. (“Moody’s”) or BBB or better by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”)) or are determined by the Fund management team to be of similar quality. Securities rated in any of the four highest rating categories are known as “investment grade” securities.

The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
BlackRock Investment Grade Bond Portfolio
The investment objective of the BlackRock Investment Grade Bond Portfolio (the “Investment Grade Bond Portfolio” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds and investments that are the economic equivalent of investment grade bonds. For purposes of the Fund’s 80% policy, these include, but are not limited to, corporate bonds, commercial and residential mortgage-backed securities, asset-backed securities, collateralized mortgage obligations (“CMOs”), municipal securities, preferred securities, pass-throughs, U.S. Treasuries and agency securities, securities issued or guaranteed by foreign governments, their agencies or instrumentalities, and derivative instruments with similar economic characteristics.

The Fund invests primarily in fixed-income securities that are rated in the four highest rating categories by at least one of the recognized rating agencies (Baa or better by Moody’s Investor Service, Inc. (“Moody’s”) or BBB or better by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”)) or are determined by the management team to be of similar quality. Securities rated in any of the four highest rating categories are known as “investment grade” securities.

The Fund maintains an average portfolio duration that is between 0 and 10 years.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Investment Grade Bond Portfolio (continued)
The Fund may invest without limitation in investment grade U.S. dollar-denominated instruments of issuers in each of U.S. and non-U.S. markets. The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in any combination of non-investment grade instruments (commonly known as “high yield” or “junk” bonds) and non-U.S. dollar-denominated instruments. The Fund’s investment in non-U.S. dollar-denominated instruments may be on a currency hedged or unhedged basis. Non-investment grade instruments are instruments that, at the time of acquisition, are rated in the lower rating categories of the major rating agencies (BB or lower by S&P or Fitch or Ba or lower by Moody’s) or are determined by the management team to be of similar quality. The Fund may invest in securities rated C and above or determined by the management team to be of comparable quality. Split rated instruments will be considered to have the higher credit rating. Split rated instruments are instruments that receive different ratings from two or more rating agencies.

The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as repurchase agreements, reverse repurchase agreements or dollar rolls).

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
BlackRock Low Duration Bond Portfolio
The investment objective of the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.

The Low Duration Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0 and 3 years.

The Low Duration Fund normally invests at least 80% of its assets in debt securities. The Low Duration Fund may invest up to 20% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). The Low Duration Fund may also invest up to 25% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Low Duration Fund’s assets may be exposed to non-U.S. currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-U.S. currency exposure if the bond is either (i) U.S. dollar-denominated or (ii) non-U.S. dollar-denominated, but hedged back to U.S. dollars.

The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds.

The Low Duration Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Low Duration Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
BlackRock Core Bond Portfolio
The investment objective of the BlackRock Core Bond Portfolio (the “Core Bond Fund” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.

The Core Bond Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. As of December 31, 2014, the average duration of the benchmark, the Barclays U.S. Aggregate Bond Index, was 5.07 years, as calculated by BlackRock.

The Core Bond Fund may invest up to 25% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Core Bond Fund’s assets may be exposed to non-U.S. currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-U.S. currency exposure if the bond is either (i) U.S. dollar-denominated or (ii) non-U.S. dollar-denominated, but hedged back to U.S. dollars.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Core Bond Portfolio (continued)
The Core Bond Fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the Fund’s management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds.

The Core Bond Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Core Bond Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Core Bond Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
BlackRock Global Long/Short Credit Fund	The investment objective of BlackRock Global Long/Short Credit Fund (the “Fund”) a series of BlackRock FundsSM (the “Trust”), is to seek absolute total returns over a complete market cycle.

The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets. A complete market cycle for fixed income funds such as the Fund is typically three to five years.

Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. Credit-related instruments include, but are not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities (or derivatives with similar economic characteristics) of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers whose securities primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund may invest in credit-related instruments rated below investment grade or deemed equivalent by Fund management, which are commonly referred to as “junk bonds.”

The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. The Fund’s investments in non-U.S. dollar based assets may be made on a currency hedged or unhedged basis.

The Fund may invest up to 20% of its total assets in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock. The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Global Long/Short Credit Fund (continued)
The Fund may also gain both long and short exposure to credit-related instruments by entering into a series of purchase and sale contracts or by investing in, among other instruments, swaps, including total return, credit default, index and interest rate swaps; options; forward contracts; futures contracts and options on futures contracts that provide long or short exposure to other credit obligations; credit-linked notes that provide long or short exposure to other credit obligations; repurchase agreements; reverse repurchase agreements; dollar rolls; exchange-traded funds and closed-end registered investment companies, which may be managed by BlackRock or one of its affiliates; and other similar transactions.

The Fund may engage in short sales for hedging purposes or to enhance total return. The Fund also may make short sales “against the box” without limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

As part of its normal operations, the Fund may hold high quality money market securities and invest in money market funds, including affiliated money market funds, pending investments or when it expects to need cash to pay redeeming shareholders. The Fund also may invest in these securities in order to achieve its investment goal. Money market securities are short term securities consisting primarily of short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset backed commercial paper, corporate notes and repurchase agreements.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund may borrow from banks for investment purposes.
BlackRock World Income Fund, Inc.
The BlackRock World Income Fund, Inc. (“World Income Fund” or the “Fund”) seeks high current income by investing in a global portfolio of fixed income securities denominated in various currencies, including multi-national currency units.

The World Income Fund mainly invests in bonds and other fixed income securities, including preferred stock, that periodically pay interest or dividends. Fixed income securities are securities that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times. These securities may be denominated and pay interest in U.S. dollars or other currencies and may be issued by U.S. or foreign governments or corporations.

The Fund will spread its investments among different types of fixed income securities and different countries based upon Fund management’s analysis of the yield, maturity and currency considerations affecting these securities. The Fund may invest in U.S. and foreign government and corporate fixed income securities, including junk bonds and unrated securities. The Fund normally will invest at least 90% of its assets in fixed income securities, and may invest up to 100% of its assets in securities classified as junk bonds.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) — of its total assets in securities (i) of foreign government issuers, (ii) of issuers organized or located outside the US, (iii) of issuers which primarily trade in a market located outside the US, or (iv) of issuers doing a substantial amount of business outside the US, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

The Fund may invest in securities of any maturity or duration. The average maturity of the Fund’s portfolio securities will vary based upon BlackRock’s view of economic and market conditions. However, the Fund does not expect the average maturity of its portfolio to exceed fifteen years.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock World Income Fund, Inc. (continued)
Fund management presently expects that the Fund will invest primarily in securities denominated in the currencies represented in the J. P. Morgan Global Government Bond Broad Index, but the Fund also can invest in securities denominated in other currencies. Issuers of securities may not always be located in the country in whose currency the securities are denominated. The Fund’s investments ordinarily will be denominated in at least three currencies. No set portion of the Fund’s investments is required to be denominated in any particular currency. Substantially all of the Fund’s investments may be denominated in a single currency, including U.S. dollars.

The Fund may invest in several different kinds of securities issued by the U.S. Government. These include U.S. Treasury obligations (bills, notes and bonds) that have different interest rates and maturities and are issued at different times. These securities are backed by the full faith and credit of the U.S. Government. The Fund also may invest in obligations issued or guaranteed by U.S. Government agencies or other U.S. Government organizations. These include but are not limited to government guaranteed mortgage-related or asset-backed securities. Some of these securities may be backed by the full faith and credit of the U.S. Treasury, some may be supported by the right of the issuer to borrow from the U.S. Treasury, and some are backed only by the credit of the issuer itself.

The obligations of foreign governments and their related organizations have various kinds of government support. These obligations may or may not be supported by the full faith and credit of a foreign government. The Fund may invest in securities issued by international organizations designated or supported by governments or government agencies to promote economic reconstruction or development.

The debt securities in which the Fund invests may include credit-linked notes, credit-linked trust certificates, structured notes or other instruments evidencing interests in special purpose vehicles, trusts or other entities that hold or represent interests in debt securities. In addition, the Fund may invest in corporate loans.

The Fund may use a variety of portfolio strategies to hedge its portfolio against interest rate and currency risk, or to seek to enhance its return. These strategies include the use of derivatives, such as options on portfolio positions or currencies, financial and currency futures and options on these futures, forward foreign currency transactions, indexed and inverse securities, interest rate swaps and credit default swaps. Derivatives are financial instruments whose value is derived from another security or an index such as the J. P. Morgan Global Government Bond Broad Index.

BlackRock Strategic Income Opportunities Portfolio	The BlackRock Strategic Income Opportunities Portfolio (“Strategic Income Opportunities Portfolio” or the “Fund”) seeks total return as is consistent with preservation of capital.

Under normal market conditions, the Strategic Income Opportunities Portfolio will invest in a combination of fixed income securities, including, but not limited to: high yield securities, international securities, emerging markets debt and mortgages. Depending on market conditions, the Fund may invest in other market sectors. Fixed income securities are debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, convertible securities, municipal obligations and zero coupon debt securities. The Fund may invest in preferred securities, illiquid securities, exchange-traded funds (“ETFs”), including affiliated ETFs, and corporate loans. The Fund may engage in short sales for hedging purposes or to enhance total return. In implementing its strategy, the Fund may short up to 15% of the market value of the Fund’s total assets. However, the Fund may make short sales of to-be-announced (“TBA”) mortgage-backed securities and may make short sales “against-the-box” without regard to this restriction. In a short sale against-the-box, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

The Fund may invest significantly in non-investment grade bonds (high yield or junk bonds). Non-investment grade bonds acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s, a division of the McGraw Hill Companies (“S&P”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. The Fund may invest up to 15% of its net assets in collateralized debt obligations (“CDOs”), of which 10% (as a percentage of the Fund’s net assets) may be collateralized in loan obligations (“CLOs”).

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Strategic Income Opportunities Portfolio (continued)
The Fund may also invest significantly in non-dollar denominated bonds and bonds of emerging market issuers. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

The management team may, when consistent with the Fund’s investment goal, buy or sell indexed and inverse floating rate securities and options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls, which involves a sale by the fund of a mortgage-backed or other security concurrently with an agreement by the fund to repurchase a similar security at a later date at an agreed-upon price).

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940 (the “Investment Company Act”).
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
BlackRock High Yield Municipal Fund
The investment objective of BlackRock High Yield Municipal Fund (the “High Yield Fund” or the “Fund”) is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund.

Under normal circumstances, the High Yield Fund seeks to achieve its objective by investing at least 80% of its assets in municipal bonds. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations.

The High Yield Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Although the Fund may invest in municipal bonds in any rating category, Fund management presently intends to invest at least 65% of the Fund’s net assets in medium- to low-quality bonds as rated by at least one independent rating agency (BBB or lower by Standard & Poor’s (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”)), or if unrated, judged to be of comparable quality by BlackRock. Obligations rated below BBB or Baa are commonly known as “junk bonds.” It is possible that the Fund could invest up to 100% of its assets in “junk bonds.”

The Fund may also invest up to 10% of its assets in municipal bonds that are distressed securities. Distressed securities are securities that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition or are rated in the lowest rating categories by at least one independent rating agency (CC or lower by S&P or Fitch or Ca or lower by Moody’s), or if unrated, judged to be of comparable quality by BlackRock. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock National Municipal Fund
The investment objective of BlackRock National Municipal Fund (the “National Fund” or the “Fund”) is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund.

Under normal circumstances, the National Fund seeks to achieve its objective by investing at least 80% of its assets in municipal bonds. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations.

The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Although Fund management presently intends to invest at least 65% of the Fund’s net assets in municipal bonds rated investment grade or in unrated municipal bonds that Fund management believes are of comparable quality, it is possible that in the future the Fund could invest up to 100% of its assets in “junk bonds.” Investment grade bonds are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. The Fund does not intend to invest more than 35% of its net assets in junk bonds or in unrated bonds that Fund management believes are of comparable quality. This is a non-fundamental policy and may be changed by the Board at any time. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.

The Fund may engage in transactions in certain derivatives, such as financial futures contracts and options thereon, indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements. The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, a third party sponsor establishes a special purpose entity, the tender option bond trust (a “TOB Trust”), into which the Fund transfers municipal bonds or other municipal securities. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy. The Fund may invest in tender option bonds on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis it will bear the risk of loss with respect to any liquidation of the TOB Trust.

BlackRock Short-Term Municipal Fund
The investment objective of BlackRock Short-Term Municipal Fund (the “Short-Term Fund” or the “Fund”) is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund.

Under normal circumstances, the Short-Term Fund seeks to achieve its objective by investing at least 80% of its assets in municipal bonds. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations.

The Short-Term Fund invests primarily in investment grade municipal bonds or municipal notes, including variable rate demand obligations. Investment grade bonds are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. Municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and that have a maturity that is generally one year or less.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Short-Term Municipal Fund (continued)
The Fund will maintain a dollar weighted maturity of no more than two years. Because of their shorter maturities, the Fund’s investments will not usually be as sensitive to changes in prevailing interest rates as are long-term municipal bonds. Fluctuations in interest rates on short-term municipal bonds may, however, vary more widely from time to time than those on long-term municipal bonds.

BlackRock Strategic Municipal Opportunities Fund	The investment objective of the BlackRock Strategic Municipal Opportunities Fund (the “Fund”) is to provide shareholders with a high level of income exempt from Federal income taxes.

Under normal circumstances, the Fund will invest at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers including governmental entities or other qualifying issuers, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for Federal income tax purposes (although certain investors may be subject to a Federal alternative minimum tax on dividends attributable to the Fund’s investments in private activity bonds). Issuers may be states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes, variable rate demand obligations, private activity bonds and insured municipal bonds. The Fund may invest in both fixed rate and variable rate obligations.

Under normal circumstances, the Fund seeks to maintain an average portfolio duration of zero to ten years. The Fund may invest in bonds of any maturity. Duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of ten years, its net asset value will fall about 10% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 10% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

The Fund is permitted to engage in transactions in certain derivatives, such as financial futures contracts and options thereon, for hedging purposes or to seek to enhance returns. The Fund may also invest in other derivatives, such as indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements, for hedging purposes (including anticipatory hedges) or to enhance income. Derivatives are financial instruments whose value is derived from another security or an index such as the Barclays Municipal Bond Index. The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments.

The Fund may invest up to 20% of its net assets in securities that are not municipal securities (including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment grade corporate bonds).

The Fund may invest up to 50% of its net assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). Non-investment grade bonds are bonds that, at the time of acquisition, are rated in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Fitch Ratings or Ba or lower by Moody’s Investor Service, Inc.) or are determined by Fund management to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.

The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). The Fund will look through to the underlying municipal bond held by a tender option bond trust for purposes of the Fund’s 80% policy.

The Fund may also buy when-issued securities and participate in delayed delivery transactions.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Money Market Portfolio
The investment objective of BlackRock Money Market Portfolio (the “Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

The Money Market Portfolio seeks to achieve its investment objective by investing in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

The Fund may purchase variable and floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (“SEC”).

BlackRock Secured Credit Portfolio
The investment objective of the BlackRock Secured Credit Portfolio, formerly BlackRock Multi-Sector Bond Portfolio (the “Fund”) is to seek to provide high current income, with a secondary objective of long-term capital appreciation.

The Fund normally invests at least 80% of its assets in secured instruments, including bank loans and bonds, issued primarily, but not exclusively, by below investment grade (below the fourth highest rating of the major rating agencies) issuers. The Fund may invest in instruments of any credit quality without limitation, including instruments rated below investment grade. The Fund anticipates that, under current market conditions, substantially all of its portfolio will consist of instruments rated below investment grade (or determined by the management team to be of similar quality), which are commonly referred to as “junk bonds.”

Collateral supporting the secured instruments generally includes, but is not limited to, all the tangible and intangible assets of the borrower and, in some cases, specific assets of the borrower. The Fund will typically invest in senior secured loans and bonds; however, to a lesser extent the Fund may invest in subordinated loans and bonds and unsecured debt.

The Fund may invest in floating rate and fixed income securities of any duration or maturity. The Fund may invest in securities of foreign issuers, including issuers located in emerging markets, without limitation.

The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

The Fund may also invest up to 15% of its assets in illiquid securities.

The Fund may invest up to 20% of its assets in corporate bonds, commercial and residential mortgage-backed securities, mezzanine investments, CBOs, CDOs, CMOs, asset-backed securities, convertible bonds, U.S. Government mortgage-related securities, U.S. Treasuries and agency securities, preferred securities, and equity securities or derivatives tied to the performance of these securities.

The Fund may use derivatives for hedging purposes, as well as to increase the total return on its portfolio investments.

The Fund may gain exposure to secured instruments indirectly through investment in the BlackRock Floating Rate Income Portfolio (the “Floating Rate Income Portfolio”). The Floating Rate Income Portfolio normally invests at least 80% of its assets in floating rate investments and investments that are the economic equivalent of floating rate investments, which effectively enables the Floating Rate Income Portfolio to achieve a floating rate of income. These investments may include but are not limited to, any combination of the following securities: (i) senior secured floating rate loans or debt; (ii) second lien or other subordinated or unsecured floating rate loans or debt; and (iii) fixed-rate loans or debt with respect to which the Floating Rate Income Portfolio has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating rate interest payments.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Floating Rate Income Portfolio
The primary investment objective of the BlackRock Floating Rate Income Portfolio (the “Floating Rate Income Portfolio” or the “Fund”) is to seek to provide high current income, with a secondary objective of long-term capital appreciation.

The Fund normally invests at least 80% of its assets in floating rate investments and investments that are the economic equivalent of floating rate investments, which effectively enables the Fund to achieve a floating rate of income. These investments may include, but are not limited to, any combination of the following securities: (i) senior secured floating rate loans or debt; (ii) second lien or other subordinated or unsecured floating rate loans or debt; and (iii) fixed-rate loans or debt with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating rate interest payments. The Fund may also purchase, without limitation, participations or assignments in senior floating rate loans or second lien floating rate loans.

For purposes of the Fund’s investments, the term debt includes investments in convertible or preferred securities.

The Fund may invest in investments of any credit quality without limitation, including investments rated below investment grade. The Fund anticipates that, under current market conditions, a substantial portion of its portfolio will consist of leveraged loans rated below investment grade and similar investments. These investments are expected to exhibit credit risks similar to high yield securities, which are commonly referred to as “junk bonds.”

The Fund may invest up to 20% of its assets in fixed income securities with respect to which the Fund has not entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. Such fixed income securities include, but are not limited to, corporate bonds, preferred securities, convertible securities, mezzanine investments, collateralized loan obligations, senior loans, second lien loans, structured products and U.S. government debt securities.

The Fund’s investments in any floating rate and fixed income securities may be of any duration or maturity. The Fund may invest in securities of foreign issuers, including issuers located in emerging markets, without limitation. The Fund may also invest up to 15% of its assets in illiquid securities.

The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

The Fund may invest up to 10% of its assets in common stocks or other equity securities. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in unit offerings with fixed income securities, in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of a distressed fixed income security, or upon the exercise of a right or warrant obtained on account of a fixed income security.

The Fund may buy or sell options or futures on a security or an index of securities, buy or sell options on futures or enter into credit default swaps and interest rate or foreign currency transactions, including swaps and forward contracts (collectively, commonly known as derivatives). The Fund may use derivatives for hedging purposes, but is not required to, as well as to increase the total return on its portfolio investments.

MULTI-ASSET FUNDS

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Managed Volatility Portfolio	The investment objective of BlackRock Managed Volatility Portfolio (the “Fund”), a series of BlackRock FundsSM, is to seek total return.

The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and money market instruments. The Fund has wide flexibility in the relative weightings given to each category.

The Fund may also invest a significant portion of its assets in affiliated and unaffiliated ETFs. See “Information About the ETFs.”

With respect to its equity investments, the Fund may invest in ETFs or individual equity securities to an unlimited extent. The Fund and the ETFs may invest in common stock, preferred stock, securities convertible into common stock, non-convertible preferred stock and depositary receipts. The Fund and the ETFs may invest in securities of both U.S. and non-U.S. issuers without limit, which can be U.S. dollar-based or non-U.S. dollar-based and may be currency hedged or unhedged. The Fund and the ETFs may invest in securities of companies of any market capitalization.

With respect to its fixed-income investments, the Fund may invest in ETFs or individual fixed-income securities to an unlimited extent. The Fund and the ETFs may invest in a portfolio of fixed-income securities such as corporate bonds and notes, commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured either by commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), collateralized debt obligations, asset-backed securities, convertible securities, debt obligations of governments and their sub-divisions (including those of non-U.S. governments), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. The Fund and the ETFs may also invest a significant portion of their assets in non-investment grade bonds (junk bonds or distressed securities), non-investment grade bank loans, foreign bonds (both U.S. dollar- and non-U.S. dollar-denominated) and bonds of emerging market issuers. The Fund and the ETFs may invest in non-U.S. dollar-denominated bonds on a currency hedged or unhedged basis.

With respect to its cash investments, the Fund may hold high quality money market securities, including short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government-sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset-backed commercial paper, corporate notes and repurchase agreements. The Fund may invest a significant portion of its assets in money market funds, including those advised by BlackRock or its affiliates.

The Fund may invest in derivatives, including, but not limited to, interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on its portfolio investments. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non-U.S. currencies. The ETFs may, to varying degrees, also invest in derivatives.

The Fund may invest in U.S. and non-U.S. real estate investment trusts (“REITs”), structured products (including, but not limited to, structured notes, credit linked notes and participation notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities) and floating rate securities (such as bank loans).

The Fund incorporates a volatility control process that seeks to reduce risk when the portfolio’s volatility is expected to exceed 10%. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. Volatility may result in rapid and dramatic price swings. While BlackRock attempts to manage the Fund’s volatility to stabilize performance, there can be no guarantee that the Fund will be successful. The Fund may without limitation allocate assets into cash or short-term fixed-income securities, and away from riskier assets such as equity and high yield fixed-income securities. At any given time, the Fund may be invested entirely in equities, fixed-income or cash. As part of its attempt to manage the Fund’s volatility exposure, during certain periods the Fund may make significant investments in index futures or other derivative instruments designed to reduce the Fund’s exposure to portfolio volatility. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

EXCHANGE TRADED FUNDS (“ETF’s”)

BlackRock Fund Advisors (“BFA”), each ETF’s investment adviser and an affiliate of BlackRock, uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the ETF will substantially outperform the Underlying Index (as defined below) but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

For some ETFs, BFA may invest in all securities included in the Underlying Index in roughly the same proportions as each security is weighted in such Underlying Index in an indexing strategy known as “full replication.” For other ETFs, BFA uses a representative sampling indexing strategy to manage the ETFs. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The ETFs will at all times invest at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The ETF may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index. Certain ETFs may also hold futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the ETF and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Each ETF will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Russell 1000 Growth ETF	The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.

The Fund seeks to track the investment results of the Russell 1000® Growth Index (the “Underlying Index”), which measures the performance of large- and mid-capitalization growth sectors of the U.S. equity market. It is a subset of the Russell 1000® Index, which measures the performance of the large-capitalization sector of the U.S. equity market. As of March 31, 2014, the Underlying Index represented approximately 51% of the total market value of the Russell 1000 Index. The Underlying Index measures the performance of equity securities of Russell 1000 Index issuers with relatively higher price-to-book ratios and higher forecasted growth. Components primarily include consumer discretionary, healthcare, producer durables and technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Russell 1000 Growth ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Frank Russell Company (“Russell”).

iShares Russell 1000 Value ETF	The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics.

The Fund seeks to track the investment results of the Russell 1000® Value Index (the “Underlying Index”), which measures the performance of large- and mid-capitalization value sectors of the U.S. equity market. It is a subset of the Russell 1000® Index, which measures the performance of the large-capitalization sector of the U.S. equity market. As of March 31, 2014, the Underlying Index represented approximately 49% of the total market value of the Russell 1000 Index. The Underlying Index measures the performance of equity securities of Russell 1000 Index issuers with relatively lower price-to-book ratios and lower forecasted growth. Components primarily include energy, financials and healthcare companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Russell 1000 Value ETF (continued)	The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Frank Russell Company (“Russell”).

iShares Russell 2000 ETF	The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities.

The Fund seeks to track the investment results of the Russell 2000® Index (the “Underlying Index”), which measures the performance of the small-capitalization sector of the U.S. equity market. The Underlying Index includes issuers representing approximately 8% of the total market capitalization of all publicly-traded U.S. equity securities. The Underlying Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. As of March 31, 2014, the Underlying Index represented approximately 8% of the total market capitalization of the Russell 3000 Index. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment. Components primarily include financials, producer durables and technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Frank Russell Company (“Russell”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares Russell 2000 Growth ETF	The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics.

The Fund seeks to track the investment results of the Russell 2000 Growth Index (the “Underlying Index”), which measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market. As of March 31, 2014, the Underlying Index represented approximately 51% of the total market value of the Russell 2000 Index. The Underlying Index measures the performance of equity securities of Russell 2000 Index issuers with relatively higher price-to-book ratios and higher forecasted growth. Components primarily include consumer discretionary, healthcare and technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Frank Russell Company (“Russell”).

iShares Russell 2000 Value ETF	The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics.

The Fund seeks to track the investment results of the Russell 2000 Value Index (the “Underlying Index”), which measures the performance of the small-capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market. As of March 31, 2014, the Underlying Index represents approximately 49% of the total market value of the Russell 2000 Index. The Underlying Index measures the performance of equity securities of Russell 2000 Index issuers with relatively lower price-to-book ratios and lower forecasted growth. Components primarily include consumer discretionary, financials and producer durables companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Russell 2000 Value ETF (continued)
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Frank Russell Company (“Russell”).

iShares U.S. Preferred Stock ETF	The iShares U.S. Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. preferred stocks.

The Fund seeks to track the investment results of the S&P U.S. Preferred Stock IndexTM (the “Underlying Index”), which measures the performance of a select group of preferred stocks listed on the New York Stock Exchange (“NYSE”), NYSE Arca, Inc. (“NYSE Arca”), NYSE Amex, NASDAQ Global Select Market, NASDAQ Select Market or NASDAQ Capital Market. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock. The Underlying Index includes preferred stocks with a market capitalization over $100 million that meet minimum price, liquidity, trading volume, maturity and other requirements determined by S&P Dow Jones Indices LLC (“S&P”), a subsidiary of McGraw Hill Financial, Inc. The Underlying Index excludes certain issues of preferred stock, such as those that are issued by special ventures (e.g., toll roads or dam operators) or structured products that are linked to indexes or other stocks.

In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders, and which takes precedence over common stock in the event of the company’s liquidation.

Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance. The Underlying Index may include many different categories of preferred stock, such as floating and fixed-rate preferreds, callable preferreds, convertible preferreds, cumulative and non-cumulative preferreds, trust preferreds or various other traditional and hybrid issues of preferred stock.

As of March 31, 2014, the Underlying Index was concentrated in the financial industry group, which comprised approximately 87% of the market capitalization of the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financials, real estate, telecommunications and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Preferred Stock ETF (continued)
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares Cohen & Steers REIT ETF	The iShares Cohen & Steers REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (“REITs”).

The Fund seeks to track the investment results of the Cohen & Steers Realty Majors Index (the “Underlying Index”), which consists of selected real estate investment trusts (“REITs”). The objective of the Underlying Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Underlying Index based on a review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Underlying Index must meet minimum market capitalization and liquidity requirements. The Underlying Index is weighted according to the total free float adjusted market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Underlying Index. Within the REIT market, the Underlying Index is diversified across property sectors that represent the current market.

Components primarily include REITs. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Cohen & Steers REIT ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Cohen & Steers Capital Management, Inc. (“Cohen & Steers”).

iShares International Select Dividend ETF	The iShares International Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets.

The Fund seeks to track the investment results of the Dow Jones EPAC Select Dividend Index (the “Underlying Index”), which measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. Dividend yield is calculated using a stock’s unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price. The Underlying Index is comprised of 100 of the highest dividend-yielding securities in the Dow Jones Developed Markets ex-U.S. Index, which measures the performance of stocks that trade in developed markets, excluding the United States. To be included in the Underlying Index, (i) the company must have paid dividends in each of the previous three years; (ii) the company’s previous year’s dividend-per-share ratio must be greater than or equal to its three year average annual dividend-per-share ratio; (iii) the company’s five-year average dividend coverage ratio must be greater than or equal to two-thirds of the five-year average dividend coverage ratio of the corresponding Dow Jones Global Indexes® country index, or greater than 118%, whichever is greater; and (iv) the company’s securities must have a three-month average daily dollar trading volume of at least $3 million. The Underlying Index is reviewed annually; however, component changes may take place on a quarterly basis.

As of March 31, 2014, the Underlying Index was comprised of stocks of companies in the following markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of March 31, 2014, the Underlying Index had a total market capitalization of approximately $2.37 trillion. The Fund invests in foreign securities which may in some cases not produce qualifying dividend income. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financials, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares International Select Dividend ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares Select Dividend ETF	The iShares Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities.

The Fund seeks to track the investment results of the Dow Jones U.S. Select Dividend Index (the “Underlying Index”), which measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. Dividend yield is calculated using a stock’s unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price. The Underlying Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (“REITs”)) in the Dow Jones U.S. Index, a broad-based index representative of the total market for U.S. equity securities. To be included in the Underlying Index, each security (i) must have a non negative historical five-year dividend-per-share growth rate; (ii) must have a five-year average dividend coverage ratio of greater than or equal to 167%; (iii) must have a three-month average daily trading volume of 200,000 shares; (iv) must have paid dividends in each of the previous five years; and (v) must have a non-negative trailing 12 month earnings-per-share (EPS). “Dividend payout ratio” reflects the percentage of a company’s earnings paid out as dividends. A ratio of 60% would mean that the company issuing the security paid out approximately 60% of its earnings as dividends. A company with a lower dividend payout ratio has more earnings to support dividends, and adjustments or changes in the level of earnings are therefore less likely to significantly affect the level of dividends paid. Positive dividend growth rate is a measure of dividend consistency, since it provides some indication of a company’s ability to continue to pay dividends. The Underlying Index is reviewed and rebalanced annually.

The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer goods, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Select Dividend ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Basic Materials ETF	The iShares U.S. Basic Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the basic materials sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Basic Materials Index (the “Underlying Index”), which measures the performance of the basic materials sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include basic materials, chemicals and metals and mining companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Consumer Goods ETF	The iShares U.S. Consumer Goods ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer goods sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Consumer Goods Index (the “Underlying Index”), which measures the performance of the consumer goods sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: automobiles and parts, beverages, food producers, household goods and home construction, leisure goods, personal goods and tobacco. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer goods companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Consumer Services ETF	The iShares U.S. Consumer Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer services sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Consumer Services Index (the “Underlying Index”), which measures the performance of the consumer services sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer services companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Consumer Services ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Energy ETF
The iShares U.S. Energy ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the energy sector. The Fund seeks to track the investment results of the Dow Jones U.S. Oil & Gas Index (the “Underlying Index”), which measures the performance of the oil and gas sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include energy, oil and gas, and oil equipment and services companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Financials ETF	The iShares U.S. Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financials sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Financials Index (the “Underlying Index”), which measures the performance of the financial sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financials, insurance and real estate investment trust (“REIT”) companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Healthcare ETF	The iShares U.S. Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Health Care Index (the “Underlying Index”), which measures the performance of the healthcare sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include biotechnology, healthcare and pharmaceuticals companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Healthcare ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Industrials ETF	The iShares U.S. Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the industrials sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Industrials Index (the “Underlying Index”), which measures the performance of the industrials sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: construction and materials, aerospace and defense, general industrials, electronic and electrical equipment, industrial engineering, industrial transportation and support services. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Industrials ETF (continued)
The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Real Estate ETF	The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Real Estate Index (the “Underlying Index”), which measures the performance of the real estate sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include real estate investment trusts (“REITs”). The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Technology ETF	The iShares U.S. Technology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the technology sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Technology Index (the “Underlying Index”), which measures the performance of the technology sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Technology ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Telecommunications ETF	The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Select Telecommunications Index (the “Underlying Index”), which measures the performance of the telecommunications sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include telecommunications companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Utilities ETF	The iShares U.S. Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the utilities sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Utilities Index (the “Underlying Index”), which measures the performance of the utilities sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares China Large-Cap ETF	The iShares China Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange.

The Fund seeks to track the investment results of the FTSE China 50 Index (the “Underlying Index”), which is designed to track the performance of the largest companies in the Chinese equity market that are available to international investors. The Underlying Index consists of 50 of the largest and most liquid Chinese companies. Securities in the Underlying Index are weighted based on the total market value of their shares, so that securities with higher total market values generally have a higher representation in the Underlying Index. Each security in the Underlying Index is a current constituent of the FTSE All-World Index and all of the securities in the Underlying Index currently trade on the Hong Kong Stock Exchange. Components primarily include financials, oil and gas and telecommunications companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares China Large-Cap ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is FTSE International Limited (“FTSE”).

iShares International Developed Real Estate ETF	The iShares International Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S markets.

The Fund seeks to track the investment results of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index (the “Underlying Index”), which measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries (except for the United States) as defined by FTSE EPRA/NAREIT. As of March 31, 2014, the Underlying Index was comprised of stocks of companies in the following markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom. As of March 31, 2014, the Underlying Index had a total market capitalization of approximately $438.6 billion. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include real estate investment trusts (“REITs”). The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

Fund Name	Investment Objective and Principal Investment Strategies
iShares International Developed Real Estate ETF (continued)
The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is FTSE International Limited (“FTSE”).

iShares MSCI Australia ETF	The iShares MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of Australian equities.

The Fund seeks to track the investment results of the MSCI Australia Index (the “Underlying Index”), which consists of stocks traded primarily on the Australian Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer staples, financials and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts (“DRs”) representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Brazil Capped ETF	The iShares MSCI Brazil Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Brazilian equities.

The Fund seeks to track the investment results of the MSCI Brazil 25/50 Index (the “Underlying Index”), which consists of stocks traded primarily on the BM&FBOVESPA (the Brazilian exchange). The Underlying Index is a free float-adjusted market capitalization-weighted index with a capping methodology applied to issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with weight above 5% do not exceed 50% of the Underlying Index weight. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer staples, energy, financials and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts (“DRs”) representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI Canada ETF	The iShares MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of Canadian equities.

The Fund seeks to track the investment results of the MSCI Canada Index (the “Underlying Index”), which consists of stocks traded primarily on the Toronto Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include energy, financials and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Canada ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 90% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI EAFE ETF	The iShares MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.

The Fund seeks to track the investment results of the MSCI EAFE Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”) as an equity benchmark for international stock performance. The Underlying Index includes stocks from Europe, Australasia and the Far East and, as of June 30, 2014, consisted of the following 21 developed market country indexes or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI EAFE ETF (continued)	The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI.

iShares MSCI Emerging Markets ETF	The iShares MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities.

The Fund seeks to track the investment results of the MSCI Emerging Markets Index (the “Underlying Index”), which is designed to measure equity market performance in the global emerging markets. As of June 30, 2014, the Underlying Index consisted of the following 23 emerging market indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include energy, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. BFA will waive portfolio management fees in an amount equal to the portfolio management fees of such other iShares funds for any portion of the Fund’s assets invested in shares of such other funds.

The Fund invests all of its assets that are invested in India in a wholly owned subsidiary located in the Republic of Mauritius (the “Subsidiary”). BFA serves as investment adviser to both the Fund and the Subsidiary. Unless otherwise indicated, the term “Fund,” as used in this prospectus (the “Prospectus”), means the Fund and/or the Subsidiary, as applicable. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI EMU ETF	The iShares MSCI EMU ETF (the “Fund”) seeks to track the investment results of an index composed of equities from countries within the European Monetary Union.

The Fund seeks to track the investment results of the MSCI EMU Index (the “Underlying Index”), which consists of stocks from the following 10 developed market countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts (“DRs”) representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI France ETF	The iShares MSCI France ETF (the “Fund”) seeks to track the investment results of an index composed of French equities.

The Fund seeks to track the investment results of the MSCI France Index (the “Underlying Index”), which consists of stocks traded primarily on the Paris Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI France ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI Germany ETF
The iShares MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of German equities. The Fund seeks to track the investment results of the MSCI Germany Index (the “Underlying Index”), which consists of stocks traded primarily on the Frankfurt Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Germany ETF (continued)
The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares India 50 ETF	The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities.

The Fund seeks to track the investment results of the CNX Nifty IndexTM (the “Underlying Index”), which measures the equity performance of the top 50 companies by free float market capitalization whose equity securities trade in the Indian securities markets. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer staples, energy, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”). The remaining assets will be invested directly by the Fund. The Subsidiary and the Fund will collectively invest at least 80% of the Fund’s total assets in securities that comprise the Underlying Index and in depositary receipts representing securities of the Underlying Index.

Subject to recent legislative developments in India, the Fund may choose to withdraw from the Subsidiary, which may increase the Fund’s India tax expense. BFA serves as investment adviser to both the Fund and the Subsidiary. Unless otherwise indicated, the term “Fund,” as used in this prospectus (the “Prospectus”), means the Fund and/or the Subsidiary, as applicable.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is India Index Services & Products Ltd. (“IISL”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Indonesia ETF	The iShares MSCI Indonesia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Indonesian equities.

The Fund seeks to track the investment results of the MSCI Indonesia Investable Market Index (IMI) (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index designed to measure the performance of equity securities listed on stock exchanges in Indonesia. The Underlying Index may include large-, mid- or small- capitalization companies, and components primarily include consumer discretionary, consumer staples and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI Italy Capped ETF	The iShares MSCI Italy Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Italian equities.

The Fund seeks to track the investment results of the MSCI Italy 25/50 Index (the “Underlying Index”), which consists of stocks traded primarily on the Milan Stock Exchange. The Underlying Index is a free float-adjusted market capitalization-weighted index with a capping methodology applied to issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with weight above 5% do not exceed 50% of the Underlying Index weight. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include energy, financials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Italy Capped ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI Japan ETF	The iShares MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities.

The Fund seeks to track the investment results of the MSCI Japan Index (the “Underlying Index”), which consists of stocks traded primarily on the Tokyo Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 90% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Japan ETF (continued)
The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI Mexico Capped ETF	The iShares MSCI Mexico Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Mexican equities.

The Fund seeks to track the investment results of the MSCI Mexico Investable Market Index (IMI) 25/50 (the “Underlying Index”), which consists of stocks traded primarily on the Mexican Stock Exchange. The Underlying Index is a free float-adjusted market capitalization-weighted index with a capping methodology applied to issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with weight above 5% do not exceed 50% of the Underlying Index weight. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer staples, financials and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Philippines ETF	The iShares MSCI Philippines ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Philippine equities.

The Fund seeks to track the investment results of the MSCI Philippines Investable Market Index (IMI) (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index designed to measure the performance of the Philippine equity markets. The Underlying Index may include large-, mid- or small- capitalization companies, and components primarily include financials, industrials and telecommunications companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI South Africa ETF	The iShares MSCI South Africa ETF (the “Fund”) seeks to track the investment results of an index composed of South African equities.

The Fund seeks to track the investment results of the MSCI South Africa Index (the “Underlying Index”), which consists of stocks traded primarily on the Johannesburg Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and telecommunications companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI South Africa ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 90% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI South Korea Capped ETF	The iShares MSCI South Korea Capped ETF (the “Fund”) seeks to track the investment results of an index composed of South Korean equities.

The Fund seeks to track the investment results of the MSCI Korea 25/50 Index (the “Underlying Index”), which consists of stocks traded primarily on the Stock Market Division of the Korea Exchange. The Underlying Index is a free float-adjusted market capitalization-weighted index with a capping methodology applied to issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with weight above 5% do not exceed 50% of the Underlying Index weight. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI South Korea Capped ETF (continued)	The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI Spain Capped ETF	The iShares MSCI Spain Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Spanish equities.

The Fund seeks to track the investment results of the MSCI Spain 25/50 Index (the “Underlying Index”), which consists of stocks traded primarily on the Madrid Stock Exchange. The Underlying Index is a free float-adjusted market capitalization-weighted index with a capping methodology applied to issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with weight above 5% do not exceed 50% of the Underlying Index weight. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financials, industrials, telecommunications and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Taiwan ETF	The iShares MSCI Taiwan ETF (the “Fund”) seeks to track the investment results of an index composed of Taiwanese equities.

The Fund seeks to track the investment results of the MSCI Taiwan Index (the “Underlying Index”), which consists of stocks traded primarily on the Taiwan Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financials, information technology and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI Turkey ETF	The iShares MSCI Turkey ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Turkish equities.

The Fund seeks to track the investment results of the MSCI Turkey Investable Market Index (IMI) (the “Underlying Index”), which is a free float-adjusted market capitalization index designed to measure broad-based equity market performance in Turkey. The Underlying Index consists of stocks traded primarily on the Istanbul Stock Exchange (ISE). The Underlying Index may include large-, mid- or small- capitalization companies, and components primarily include consumer staples, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Turkey ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI United Kingdom ETF	The iShares MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of U.K. equities.

The Fund seeks to track the investment results of the MSCI United Kingdom Index (the “Underlying Index”), which consists of stocks traded primarily on the London Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer staples, energy and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 90% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares iBoxx $ Investment Grade Corporate Bond ETF	The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds.

The Fund seeks to track the investment results of the Markit iBoxx® USD Liquid Investment Grade Index (the “Underlying Index”), which is a rules-based index consisting of liquid, U.S. dollar-denominated, investment-grade corporate bonds for sale in the United States, as determined by the index provider. The Underlying Index is designed to provide a broad representation of the U.S. dollar-denominated liquid investment-grade corporate bond market. The Underlying Index is a modified market-value weighted index with a cap on each issuer of 3%. There is no limit to the number of issues in the Underlying Index, but as of December 31, 2013, the Underlying Index included approximately 1,152 constituents. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer services, financials, and oil and gas companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The Underlying Index is a subset of the Markit iBoxx USD Corporate Bond Index, an index of over 1,100 investment-grade bonds. Bonds in the Underlying Index are selected from the universe of eligible bonds in the Markit iBoxx USD Corporate Bond Index using defined rules. Currently, the bonds eligible for inclusion in the Underlying Index include U.S. dollar-denominated corporate bonds that: (i) are issued by companies domiciled in countries classified as developed markets by the Index Provider; (ii) are rated investment-grade by Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Services (“Moody’s”) or Standard & Poor’s Ratings Services; (iii) are from issuers with at least $2 billion outstanding face value; (iv) have at least $750 million of outstanding face value; and (v) have at least three years to maturity.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and at least 95% of its assets in investment-grade corporate bonds. The Fund also may invest in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund’s Index Provider is Markit Indices Limited (“Markit”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares iBoxx $ High Yield Corporate Bond ETF	The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds.

The Fund seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index (the “Underlying Index”), which is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the index provider. The Underlying Index is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market. The Underlying Index is a modified market-value weighted index with a cap on each issuer of 3%. Bonds in the Underlying Index are selected using a rules-based criteria, as defined by the index provider. There is no limit to the number of issues in the Underlying Index, but as of December 31, 2013, the Underlying Index included approximately 887 constituents. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer services, industrials, and oil and gas companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Currently, the bonds eligible for inclusion in the Underlying Index include U.S. dollar-denominated high yield corporate bonds that: (i) are issued by companies domiciled in countries classified as developed markets by the index provider; (ii) are rated sub- investment-grade by Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Services (“Moody’s”) or Standard & Poor’s Ratings Services; (iii) are from issuers with at least $1 billion outstanding face value; (iv) have at least $400 million of outstanding face value; (v) have an original maturity date of less than 15 years; and (vi) have at least one year to maturity.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to the securities in the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Markit Indices Limited (“Markit”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core High Dividend ETF	The iShares Core High Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities.

The Fund seeks to track the investment results of the Morningstar® Dividend Yield Focus IndexSM (the “Underlying Index”), which offers exposure to high quality US-domiciled companies that have had strong financial health and an ability to sustain above average dividend payouts. Underlying Index constituents are drawn from the pool of stocks issued by US-domiciled companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities, or The NASDAQ Stock Market. The Underlying Index is a subset of the Morningstar® U.S. Market IndexSM (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). The Underlying Index is comprised of qualified income paying securities that are screened for superior company quality and financial health as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology. Stocks in the Underlying Index represent the top 75 yielding stocks meeting the screening requirements. The Morningstar index methodology determines “company quality” in accordance with the Morningstar Economic MoatTM rating system, in which companies are expected to earn above-average profits and sustain their dividend. Stocks in the Underlying Index are designated as having a rating of either “narrow” or “wide” based on the strength of the company’s competitive advantage. Additionally, companies are screened for “financial health” using Morningstar’s Distance to Default measure, a quantitative option pricing approach that estimates a company’s probability of default. To qualify for inclusion in the Underlying Index, constituents must have a Morningstar Economic Moat rating of “narrow” or “wide” and have a Morningstar Distance to Default score in the top 50% of eligible dividend-paying companies. For those companies that are not assigned a Morningstar Economic Moat rating, these companies must demonstrate a Morningstar Distance to Default score in the top 30% of eligible dividend-paying companies. Additionally, each constituent’s dividend must be deemed to be qualified income.

The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer goods, healthcare and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Morningstar.

Fund Name	Investment Objective and Principal Investment Strategies
iShares J.P. Morgan USD Emerging Markets Bond ETF	The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds.

The Fund seeks to track the investment results of the J.P. Morgan EMBISM Global Core Index (the “Underlying Index”), which is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The methodology is designed to distribute the weight of each country within the Underlying Index by limiting the weights of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.

As of September 30, 2013, the Underlying Index consisted of the following 40 countries: Angola, Argentina, Azerbaijan, Brazil, Chile, China, Colombia, Costa Rica, Cote D’Ivoire, Croatia, the Dominican Republic, Egypt, El Salvador, Ghana, Hungary, Indonesia, Iraq, Kazakhstan, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Mongolia, Morocco, Panama, Peru, the Philippines, Poland, Romania, Russia, Serbia, Slovak Republic, South Africa, Sri Lanka, Turkey, Ukraine, Uruguay, Venezuela and Vietnam. As of September 30, 2013, the Underlying Index’s five highest weighted countries were Brazil, Russia, Turkey, Mexico and the Philippines.

The Underlying Index may change its composition and weighting monthly upon rebalancing. The Underlying Index includes both fixed-rate and floating-rate instruments issued by sovereign and quasi-sovereign entities from index-eligible countries. Quasi-sovereign entities are entities whose securities are either 100% owned by their respective governments or subject to a 100% guarantee that does not rise to the level of constituting the full faith and credit by such governments. Only those instruments which (i) are denominated in U.S. dollars, (ii) have a current face amount outstanding of $1 billion or more, (iii) have at least two years until maturity, (iv) are able to settle internationally through Euroclear or another institution domiciled outside the issuing country, and (v) have bid and offer prices that are available on a daily and timely basis — either from an inter-dealer broker or J.P. Morgan Securities LLC — are considered for inclusion in the Underlying Index. As of September 30, 2013, the Underlying Index consisted of both investment-grade and non-investment-grade bonds. Convertible bonds are not eligible for inclusion in the Underlying Index. The Underlying Index is market value weighted and is rebalanced monthly on the last business day of the month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is JPMorgan Chase & Co. (“J.P. Morgan”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares Intermediate Credit Bond ETF
The iShares Intermediate Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years.

The Fund seeks to track the investment results of the Barclays U.S. Intermediate Credit Bond Index (the “Underlying Index”), which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than 10 years. As of December 31, 2013, there were 3,899 issues in the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include agency securities, and financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The Underlying Index includes investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than 10 years and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country’s currency, but are traded outside of that country in a different country and regulatory system (Eurobonds). The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares 1-3 Year Credit Bond ETF
The iShares 1-3 Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and three years.

The Fund seeks to track the investment results of the Barclays U.S. 1-3 Year Credit Bond Index (the “Underlying Index”), which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years. As of December 31, 2013, there were 1,107 issues in the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies, and primarily include agency securities, and financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The Underlying Index includes investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than three years and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country’s currency but are traded outside of that country in a different monetary and regulatory system (Eurobonds). The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund may also invest its other assets in futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares CMBS ETF	The iShares CMBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities.

The Fund seeks to track the investment results of the Barclays U.S. CMBS (ERISA Only) Index (the “Underlying Index”), which measures the performance of investment-grade commercial mortgage-backed securities (“CMBS”), which are classes of securities (known as “certificates”) that represent interests in “pools” of commercial mortgages. The Underlying Index includes only CMBS that are Employee Retirement Income Security Act of 1974, as amended (“ERISA”) eligible under the underwriter’s exemption, which will deem ERISA eligible the certificates with the first priority of principal repayment, as long as certain conditions are met, including the requirement that the certificates be rated in one of the three highest rating categories by Fitch Ratings, Inc., Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services.

The Underlying Index includes investment-grade CMBS that are ERISA eligible with $300 million or more of aggregate outstanding transaction size. In addition, the original aggregate transaction must be $500 million or more and the tranche size must be $25 million or more. CMBS certificates must have an expected life of at least one year and must be either fixed-rate or subject to an interest rate cap equal to the weighted average coupon of the underlying asset pool. Excluded from the Underlying Index are non-ERISA eligible securities, agency transactions and privately-issued securities, including those which may be resold in accordance with Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). The securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to the securities in the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core U.S. Aggregate Bond ETF	The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market.

The Fund seeks to track the investment results of the Barclays U.S. Aggregate Bond Index (the “Underlying Index”), which measures the performance of the total U.S. investment-grade bond market. As of December 31, 2013, there were 8,727 issues in the Underlying Index.

The Underlying Index includes investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include mortgage-backed pass-through and treasury securities, and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The securities in the Underlying Index have $250 million or more of outstanding face value and have at least one year remaining to maturity, with the exception of amortizing securities such as asset-backed and mortgage-backed securities, which have lower thresholds as defined by the index provider. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Underlying Index. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally seeks to track the performance of the Underlying Index by investing approximately 90% of its assets in the bonds represented in the Underlying Index and in securities that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, as well as in cash and high-quality, liquid short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

As of December 31, 2013, approximately 29.10% of the bonds represented in the Underlying Index were U.S. fixed-rate agency mortgage-backed pass-through securities. U.S. fixed-rate agency mortgage-backed pass-through securities are securities issued by entities such as the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) that are backed by pools of mortgages. Most transactions in fixed-rate mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (“to-be-announced (TBA) transactions”). The Fund may enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core U.S. Aggregate Bond ETF (continued)	The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

iShares 1-3 Year Treasury Bond ETF	The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years.

The Fund seeks to track the investment results of the Barclays U.S. 1-3 Year Treasury Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of December 31, 2013, there were 85 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment-grade, and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares 0-5 Year TIPS Bond ETF	The iShares 0-5 Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than five years.

The Fund seeks to track the investment results of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Underlying Index”), which measures the performance of the inflation-protected public obligations of the U.S. Treasury that have a remaining maturity of less than five years. Inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

The Underlying Index includes all publicly-issued U.S. Treasury inflation-protected securities that have less than five years remaining to maturity, are rated investment-grade and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and have a notional coupon that is fixed-rate or zero. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares Short Treasury Bond ETF	The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year.

The Fund seeks to track the investment results of the Barclays U.S. Short Treasury Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. As of December 31, 2013, there were 65 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of between one and 12 months and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

iShares Short-Term National AMT-Free Muni Bond ETF
The iShares Short-Term National AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years.

The Fund seeks to track the investment results of the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Underlying Index”), which measures the performance of the short-term investment-grade segment of the U.S. municipal bond market. As of December 31, 2013, there were 2,438 issues in the Underlying Index. Components primarily include transportation companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Short-Term National AMT-Free Muni Bond ETF (continued)
The Underlying Index includes municipal bonds from issuers that are primarily state or local governments or agencies such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”). Each bond must have a rating of at least BBB- by Standard & Poor’s Ratings Services, Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- by Fitch Ratings, Inc. (“Fitch”). A bond must be rated by at least one of the three rating agencies in order to qualify for the Underlying Index. For the avoidance of doubt, the lowest rating will be used in determining if the bond is investment-grade. Each bond must be denominated in U.S. dollars. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $100 million. The bond must have a minimum par amount of $25 million to be eligible for inclusion. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to $25 million as of the next rebalancing date. In addition, each bond must have a remaining term to maturity and/or pre-refunded or call date that is less than or equal to five years and greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index, and the securities in the Underlying Index are updated after the close on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index. The Fund may at times invest up to 20% of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in futures contracts, options on futures contracts, options and swaps, as well as cash and cash equivalents, including shares of municipal money market funds advised by BFA or its affiliates, as well as in municipal bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund will generally hold municipal bond securities issued by state and local municipalities whose interest payments are exempt from U.S. federal income tax, the federal AMT and the federal Medicare contribution tax of 3.8% on “net investment income.” In addition, the Fund intends to invest any cash assets in one or more affiliated municipal money market funds, which may be advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones LLC, a subsidiary of The McGraw Hill Financial, Inc. (“SPDJI”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares MBS ETF
The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/or guaranteed by U.S. government agencies. The Fund seeks to track the investment results of the Barclays U.S. MBS Index (the “Underlying Index”), which measures the performance of investment-grade mortgage-backed pass-through securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Government National Mortgage Association (“Ginnie Mae”). The Underlying Index includes fixed-rate mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae and Freddie Mac that have 30-, 20-, 15-year maturities, as well as hybrid adjustable rate mortgages (“ARMs”). All securities in the Underlying Index must have a remaining weighted average maturity of at least one year; hybrid ARMs must be at least one year away from initial reset, must be investment-grade, and must have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be non-convertible. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund seeks to track the performance of the Underlying Index by investing at least 90% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

As of December 31, 2013, approximately 100% of the bonds represented in the Underlying Index were U.S. agency mortgage-backed pass-through securities. The Underlying Index is represented by approximately 97.72% fixed-rate mortgages and 2.28% hybrid ARMs. Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (“to-be-announced (TBA) transactions”). The Fund may enter into such contracts for fixed-rate pass-through securities on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in liquid, short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares 1-3 Year International Treasury Bond ETF
The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds with remaining maturities between one and three years.

The Fund seeks to track the investment results of the S&P/Citigroup International Treasury Bond Index Ex-U.S. 1-3 Year (the “Underlying Index”), which is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the United States that have a remaining maturity of greater than one year and less than or equal to three years. The methodology is designed to balance the weighting of each country within the Underlying Index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding. To be eligible for inclusion in the Underlying Index, the issuing country must be a “Developed Country” as classified by the Bank for International Settlements.

As of September 30, 2013, the Underlying Index included securities issued by governments in the following 18 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to the securities in the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones LLC, a subsidiary of The McGraw Hill Financial, Inc. (“SPDJI”).

iShares Emerging Markets Corporate Bond ETF	The iShares Emerging Markets Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds.

The Fund seeks to track the investment results of the Morningstar® Emerging Markets Corporate Bond IndexSM (the “Underlying Index”), which tracks the performance of the U.S. dollar-denominated emerging market corporate bond market. All bonds included in the Underlying Index are selected according to a set of rule-based inclusion criteria regarding issue size, bond type, maturity, and liquidity. The securities included in the Underlying Index are rebalanced on the first business day of each month. Eligible countries included in the Underlying Index are rebalanced annually at the end of September.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Emerging Markets Corporate Bond ETF (continued)
The Underlying Index includes bonds issued by corporations and quasi-sovereign corporations (more than 50% government ownership) based in Latin American, Eastern European, Middle Eastern/African, and Asian (excluding Japan) countries that meet certain criteria to be classified as emerging market countries by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology. Eligible individual securities must have a minimum outstanding face value of $500 million or more, and eligible issuers must have aggregate outstanding debt of $1 billion or more to be included in the Underlying Index. All securities included in the Underlying Index must be U.S. dollar-denominated fixed rate bonds with a remaining maturity of 13 months or more at the time of rebalancing and a minimum of 36 months to maturity or greater at time of issuance. There are no ratings restrictions on either the individual bonds or the country of risk, but all bonds in the Underlying Index must have at least one credit rating from either Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services or Fitch Ratings, Inc. (“Fitch”).

The Underlying Index is market capitalization-weighted with a 5% capping of issuers and a pro rata distribution of any excess weight across the remaining issuers in the Underlying Index. As of September 30, 2013, the Underlying Index included issuers located in Brazil, Chile, China, Colombia, Hong Kong, India, Indonesia, Israel, Jamaica, Kazakhstan, Kuwait, Malaysia, Mexico, Peru, the Philippines, Qatar, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Thailand, Trinidad and Tobago, Turkey, the Ukraine, the United Arab Emirates and Venezuela. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financials, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Morningstar.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Emerging Markets Local Currency Bond ETF	The iShares Emerging Markets Local Currency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds.

The Fund seeks to track the investment results of the Barclays Emerging Markets Broad Local Currency Bond Index (the “Underlying Index”), which measures the performance of local currency-denominated sovereign bond markets of emerging market countries.

Securities included in the Underlying Index must be issued by countries that satisfy certain eligibility requirements for emerging market countries, and meet separate security-specific requirements.

Eligible issuer countries must have a sovereign rating of A1/A+ or lower using the middle foreign currency long-term debt rating of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services or Fitch Ratings, Inc. (“Fitch”), or be classified by the World Bank as a Low, Low/Middle or Upper/Middle Income country. Countries that are part of the Eurozone are excluded from the Underlying Index, regardless of their rating or World Bank classification. Eligible issuer countries must also have at least the local currency equivalent of U.S. $5 billion face amount of aggregate local currency treasury debt with maturities greater than one year outstanding as of July 1 of the preceding year.

Each security issued by an eligible emerging market country included in the Underlying Index must separately have the local currency equivalent of U.S. $1 billion face amount outstanding and meet certain pricing and maturity requirements. Treasury bills and strips, floating-rate issues, inflation-linked bonds, dual currency bonds, and private placements are excluded from the Underlying Index.

As of September 30, 2013, the Underlying Index included securities issued by Brazil, Chile, Colombia, the Czech Republic, Egypt, Hungary, Indonesia, Israel, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand and Turkey.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to the securities in the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core GNMA Bond ETF
The iShares Core GNMA Bond ETF (the “Fund”) seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”).

The Fund seeks to track the investment results of the Barclays U.S. GNMA Bond Index (the “Underlying Index”), which is a market capitalization-weighted index that measures the performance of mortgage-backed pass-through securities issued by GNMA.

The Underlying Index includes fixed-rate mortgage pass-through securities issued by GNMA that have 30- or 15-year maturities. All securities in the Underlying Index must have a weighted average maturity of at least one year and have $250 million or more of outstanding face value. The securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to the securities in the Underlying Index. However, the Fund may at times invest up to 20% of its assets in cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in mortgage-backed pass-through securities issued by GNMA and treasury bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.

Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (“to-be-announced (TBA) transactions”). The Fund may enter into such contracts for fixed-rate pass-through securities on a regular basis. The Fund, pending settlement of such contracts, will invest the relevant assets in liquid, short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund’s investments in mortgage-backed pass-through securities (including transactions occurring through TBAs) will be limited to GNMA issuances.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core Long-Term USD Bond ETF
The iShares Core Long-Term USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high-yield with remaining maturities greater than ten years.

The Fund seeks to track the investment results of the Barclays U.S. Universal 10+ Year Index (the “Underlying Index”), which measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield with remaining maturities greater than ten years.

The Underlying Index includes U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt), investment-grade and high yield U.S. corporate bonds, Eurodollar bonds, bonds registered with the SEC or exempt from registration at the time of issuance, or offered pursuant to Rule 144A with or without registration rights (“Rule 144A Bonds”) and U.S. dollar-denominated emerging market bonds. The Underlying Index is a subset of the Barclays U.S. Universal Index.

The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include treasury securities, and financials, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The securities in the Underlying Index have at least 10 years remaining to maturity, or at least 10 years remaining to the first call date in the case of callable perpetual securities. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and be non-convertible. Excluded from the Underlying Index are tax-exempt municipal securities, coupon issues that have been stripped from bonds, structured notes, private placements (excluding Rule 144A Bonds) and bonds denominated in euros. The Underlying Index is market-capitalization weighted and is rebalanced on the last day of the month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core MSCI EAFE ETF
The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada.

The Fund seeks to track the investment results of the MSCI EAFE IMI (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”) as an equity benchmark for its international stock performance. The Underlying Index is designed to measure large-, mid- and small-capitalization equity market performance and includes stocks from Europe, Australasia and the Far East and, as of June 30, 2014, consisted of the following 21 developed market countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI.

iShares Core MSCI Emerging Markets ETF	The iShares Core MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities.

The Fund seeks to track the investment results of the MSCI Emerging Markets Investable Market Index (IMI) (the “Underlying Index”), which is designed to measure large-, mid- and small-cap equity market performance in the global emerging markets. As of June 30, 2014, the Underlying Index consisted of the following 23 emerging market countries: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. As of June 30, 2014, the Underlying Index was comprised of 2,653 constituents. Components primarily include consumer discretionary, energy, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core MSCI Emerging Markets ETF (continued)
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.

The Fund invests all of its assets that are invested in India through a wholly owned subsidiary located in the Republic of Mauritius (the “Subsidiary”). BFA serves as investment adviser to both the Fund and the Subsidiary. Unless otherwise indicated, the term “Fund,” as used in this Prospectus, means the Fund and/or the Subsidiary, as applicable. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares Core MSCI Europe ETF	The iShares Core MSCI Europe ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities.

The Fund seeks to track the investment results of the MSCI Europe IMI (the “Underlying Index”), a free float-adjusted market-capitalization weighted index which consists of stocks from the following 15 developed market countries or regions: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, consumer staples, financials, healthcare and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core MSCI Europe ETF (continued)
The Fund generally invests at least 80% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares Core MSCI Pacific ETF	The iShares Core MSCI Pacific ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities.

The Fund seeks to track the investment results of the MSCI Pacific IMI (the “Underlying Index”), a free float-adjusted market-capitalization weighted index which consists of stocks from the following five countries and regions: Australia, Hong Kong, Japan, New Zealand and Singapore. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core MSCI Total International Stock ETF	The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities.

The Fund seeks to track the investment results of the MSCI ACWI ex USA IMI (the “Underlying Index”), which is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States. As of June 30, 2014, the Underlying Index consisted of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, the Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates and the United Kingdom (together, the “ACWI ex U.S. IMI countries”). As of June 30, 2014, the Underlying Index was comprised of 6,071 securities. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund will invest all of its assets that are invested in India through a wholly owned subsidiary located in the Republic of Mauritius (the “Subsidiary”). BFA will serve as investment adviser to both the Fund and the Subsidiary. Unless otherwise indicated, the term “Fund,” as used in this Prospectus, means the Fund and/or the Subsidiary, as applicable.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core S&P Mid-Cap ETF	The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities.

The Fund seeks to track the investment results of the S&P MidCap 400® (the “Underlying Index”), which measures the performance of the mid-capitalization sector of the U.S. equity market. As of March 31, 2014, the Underlying Index included approximately 8% of the market capitalization of all U.S. equity securities. The stocks in the Underlying Index have a market capitalization between $1.2 billion and $5.1 billion at time of entry, and which may fluctuate depending on the overall level of the equity markets, and are selected for liquidity and industry group representation. The Underlying Index consists of stocks from a broad range of industries. Components primarily include financials, industrials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares Core S&P Small-Cap ETF	The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities.

The Fund seeks to track the investment results of the S&P SmallCap 600® (the “Underlying Index”), which measures the performance of the small-capitalization sector of the U.S. equity market. As of March 31, 2014, the Underlying Index included approximately 3% of the market capitalization of all U.S. equity securities. The stocks in the Underlying Index have a market capitalization between $350 million and $1.6 billion at time of entry, which may fluctuate depending on the overall level of the equity markets, and are selected for liquidity and industry group representation. The Underlying Index consists of stocks from a broad range of industries. Components primarily include consumer discretionary, financials, industrials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core S&P Small-Cap ETF (continued)
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares Core S&P Total U.S. Stock Market ETF	The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities.

The Fund seeks to track the investment results of the S&P Composite 1500® (the “Underlying Index”), which comprises the S&P 500®, S&P MidCap 400® and S&P SmallCap 600®, which together represent approximately 91% of the total U.S. equity market as of March 31, 2014. The securities in the Underlying Index are weighted based on the total float-adjusted market value of their outstanding shares. Securities with higher total market values have a larger representation in the Underlying Index. The S&P 500® measures the performance of the large-capitalization sector of the U.S. equity market. As of March 31, 2014, the S&P 500® included approximately 80% of the market capitalization of all U.S. equity securities. The S&P MidCap 400® measures the performance of the mid-capitalization sector of the U.S. equity market. The securities added to the S&P MidCap 400® have a market capitalization between $1.2 billion and $5.1 billion at time of entry, which may fluctuate depending on the overall level of the equity markets, and are selected for liquidity and industry group representation. The securities added to the S&P SmallCap 600® have a market capitalization between $350 million and $1.6 billion at time of entry, which may fluctuate depending on the overall level of the equity markets, and the S&P SmallCap 600® measures the performance of publicly-traded securities in the small-capitalization sector of the U.S. equity market. Components primarily include consumer discretionary, financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core S&P Total U.S. Stock Market ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares Core Short-Term USD Bond ETF
The iShares Core Short-Term USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high yield with remaining maturities between one and five years.

The Fund seeks to track the investment results of the Barclays U.S. Universal 1-5 Year Index (the “Underlying Index”), which measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield with remaining maturities between one and five years. The Underlying Index includes U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt), investment-grade and high yield U.S. corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), Eurodollar bonds, bonds registered with the SEC or exempt from registration at the time of issuance, or offered pursuant to Rule 144A with or without registration rights (“Rule 144A Bonds”) and U.S. dollar-denominated emerging market bonds. The Underlying Index is a subset of the Barclays U.S. Universal Index.

The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include securitized assets, treasury securities, and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The securities in the Underlying Index must be denominated in U.S. dollars and non-convertible. Excluded from the Underlying Index are tax-exempt municipal securities, coupon issues that have been stripped from bonds, structured notes, private placements (excluding Rule 144A Bonds) and bonds denominated in euros. Most transactions in fixed-rate mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (“to-be-announced (TBA) transactions”). The Fund may enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery. The Underlying Index is market-capitalization weighted and is rebalanced on the last day of the month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core Short-Term USD Bond ETF (continued)
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

iShares Core U.S. Credit Bond ETF
The iShares Core U.S. Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds. The Fund seeks to track the investment results of the Barclays U.S. Credit Bond Index (the “Underlying Index”), which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year. As of December 31, 2013, there were 5,656 issues in the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financials, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The Underlying Index includes investment-grade credit securities that have a remaining maturity of greater than or equal to one year and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country’s currency, but are traded outside of that country in a different country and regulatory system (Eurobonds). The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core U.S. Credit Bond ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

iShares Core U.S. Growth ETF	The iShares Core U.S. Growth ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit growth characteristics.

The Fund seeks to track the investment results of the Russell 3000 Growth Index (the “Underlying Index”), which measures the performance of the growth sector of the broad U.S. equity market. It is a subset of the Russell 3000® Index, representing, as of March 31, 2014, approximately 51% of the total market value of the Russell 3000 Index. The Underlying Index measures the performance of equity securities of Russell 3000 Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Russell 3000 Index is a float-adjusted capitalization-weighted index of the largest public issuers domiciled in the U.S. and its territories. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, healthcare, producer durables and technology companies.

The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core U.S. Growth ETF (continued)
The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Frank Russell Company (“Russell”).

iShares Core U.S. Treasury Bond ETF	The iShares Core U.S. Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds.

The Fund seeks investment results of the Barclays U.S. Treasury Bond Index (the “Underlying Index”), which is a market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of one year or more and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to the securities in the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core U.S. Value ETF	The iShares Core U.S. Value ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit value characteristics.

The Fund seeks to track the investment results of the Russell 3000 Value Index (the “Underlying Index”), which measures the performance of the value sector of the broad U.S. equity market. It is a subset of the Russell 3000® Index. As of March 31, 2014, the Underlying Index represents approximately 49% of the total market value of the Russell 3000 Index. The Underlying Index measures the performance of equity securities of Russell 3000 Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Russell 3000 Index is a float-adjusted capitalization-weighted index of the largest public issuers domiciled in the U.S. and its territories. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include energy, financials and healthcare companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Frank Russell Company (“Russell”).

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Oil & Gas Exploration & Production ETF	The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Select Oil Exploration & Production Index (the “Underlying Index”), which measures the performance of the oil exploration and production sub-sector of the U.S. equity market. The Underlying Index includes companies that are engaged in the exploration for and drilling, production, refining, and supply of oil and gas products. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include oil and gas companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares Global Consumer Staples ETF

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector.

The Fund seeks to track the investment results of the S&P Global 1200 Consumer Staples Sector IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (“S&P”), a subsidiary of McGraw Hill Financial, Inc., deems to be part of the consumer staples sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200TM. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer staples companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. As of March 31, 2014, the Underlying Index was comprised of stocks of companies in the following countries: Australia, Belgium, Brazil, Canada, Chilé, China, Denmark, France, Germany, Ireland, Japan, Mexico, the Netherlands, Norway, South Korea, Spain, Sweden, Switzerland, the United Kingdom and the United States.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Global Consumer Staples ETF (continued)
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares 20+ Year Treasury Bond ETF

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years.

The Fund seeks to track the investment results of the Barclays U.S. 20+ Year Treasury Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. As of December 31, 2014, there were 29 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 20 years, are rated investment-grade and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Fund Name	Investment Objective and Principal Investment Strategies
iShares 20+ Year Treasury Bond ETF (continued)

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).

The Underlying Index is sponsored by Barclays Capital Inc. or its affiliates (the “Index Provider” or “Barclays”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Account Information

How to Choose the Share Class that Best Suits Your Needs

Each Fund currently offers multiple share classes (Investor A, Institutional and Class R Shares in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) can help you determine which share class is best suited to your personal financial goals. Investor A Shares, Institutional and Investor R Shares are sometimes referred to herein collectively as “Investor Shares.”

For example, if you select Institutional Shares, you will not pay any sales charge. However, only certain investors may buy Institutional Shares. If you select Investor A Shares, you generally pay a sales charge at the time of purchase and an ongoing service fee of 0.25% per year. You may be eligible for a sales charge reduction or waiver.

If you select Class R Shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year for Class R Shares of shares under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. Classes with lower expenses will have higher net asset values and dividends relative to other share classes.

Each Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of each of the share classes of the Funds.

Share Classes at a Glance1

	Investor A	Institutional	Class R
Availability	Generally available through Financial Intermediaries.
Limited to certain investors, including:
· Individuals and Institutional Investors who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares.
· Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds,investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares.
· Employees, officers and directors/trustees of BlackRock or its affiliates.
· Participants in certain programs sponsored by BlackRock or its affiliates or other Financial Intermediaries.
Available only to certain employer-sponsored retirement plans.
Minimum Investment	$1,000 for all accounts except: · $250 for certain fee-based programs. · $100 for certain employer-sponsored retirement plans. · $50, if establishing an Automatic Investment Plan (AIP).
There is no investment minimum for:
· Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies.
· Employees, officers and directors/trustees of BlackRock or its affiliates.
$2 million for individuals and Institutional Investors.
		$1,000 for investors of Financial Intermediaries that: (i) charge such investors a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform.	$100 for all accounts.

	Investor A	Institutional	Class R
Initial Sales Charge?	Yes. Payable at time of purchase. Lower sales charges are available for larger investments.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No. (May be charged for purchases of $1 million or more that are redeemed within 18 months).	No.	No.
Distribution and Service (12b-1) Fees?	No Distribution Fee. 0.25% Annual Service Fee.	No.	0.25% Annual Distribution Fee. 0.25% Annual Service Fee.
Redemption Fees?	No.	No.	No.
Conversion to Investor A Shares?	N/A	No.	No.
Advantage	Makes sense for investors who are eligible to have the sales charge reduced or eliminated or who have a long-term investment horizon because there are no ongoing distribution fees.	No up-front sales charge so you start off owning more shares. No distribution or service fees.	No up-front sales charge so you start off owning more shares.
Disadvantage	You pay a sales charge up-front, and therefore you start off owning fewer shares.	Limited availability.
Limited availability. You pay ongoing distribution fees each year you own Class R Shares, which means that over the long term you can expect higher total fees per share than Investor A Shares and, as a result, lower total performance.

[1]	Please see “Details About the Share Classes” for more information about each share class.

The following pages will cover the additional details of each share class, including the Institutional Shares requirements, the sales charge table for Investor A Shares, reduced sales charge information, and sales charge waivers.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

Details About the Share Classes

Investor A Shares — Initial Sales Charge Options

The following table shows the front-end sales charges that you may pay if you buy Investor A Shares. The offering price for Investor A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Investor A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Investor A Shares, you will pay a sales charge at the time of purchase as shown in the following table.

Your Investment	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Dealer Compensation As a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 but less than $50,000	4.75%	4.99%	4.50%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $750,000	2.00%	2.04%	1.75%
$750,000 but less than $1,000,000	1.50%	1.52%	1.25%
$1,000,000 and over[2]	0.00%	0.00%	— [2]

[1]	Rounded to the nearest one-hundredth percent.
[2]	If you invest $1,000,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the Financial Intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.

No initial sales charge applies to Investor A Shares that you buy through reinvestment of Fund dividends or capital gains.

Sales Charges Reduced or Eliminated for Investor A Shares

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Investor A Shares at certain fixed dollar levels, known as “breakpoints,” cause a reduction in the front-end sales charge (as described above in the “Investor A Shares — Initial Sales Charge Option” section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege (described under “Account Services and Privileges”), or a waiver of the sales charge (described below).

Reductions or eliminations through a Letter of Intent or right of accumulation will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BlackRock or its affiliates (“BlackRock Funds”) owned by (a) the investor, or (b) the investor’s spouse and any children and a trust, custodial account or fiduciary account for the benefit of any such individuals. For this purpose, the value of an investor’s holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together.

Qualifying Holdings:	Investor Shares, Institutional Shares (in most BlackRock Funds) and investments in the BlackRock CollegeAdvantage 529 Program

Qualifying Holdings may include shares held in accounts held at a Financial Intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the Letter of Intent and right of accumulation, the investor may not combine with the investor’s other holdings shares held in pension, profit sharing or other employer-sponsored retirement plans if those shares are held in the name of a nominee or custodian.

In order to receive a reduced sales charge, at the time an investor purchases shares of a Fund, the investor should inform the Financial Intermediary and/or BlackRock Funds of any other shares of a Fund or any other BlackRock Fund that qualify for a reduced sales charge. Failure by the investor to notify the Financial Intermediary or BlackRock Funds may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.

The Financial Intermediary or BlackRock Funds may request documentation — including account statements and records of the original cost of the shares owned by the investor, the investor’s spouse and/or children showing that the investor qualifies for a reduced sales charge. The investor should retain these records because — depending on where an account is held or the type of account — the Fund and/or the Financial Intermediary or BlackRock Funds may not be able to maintain this information.

For more information, see the SAI or contact your Financial Intermediary.

Letter of Intent

An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating the investor’s intention to buy a specified amount of Investor A, Investor C and/or Institutional Shares and/or make an investment through the BlackRock CollegeAdvantage 529 Program in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund, and the investor must tell the Fund that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by the Fund are not counted toward the sales charge reduction. During the term of the Letter of Intent, the Fund will hold Investor A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, the Fund will redeem enough of the Investor A Shares held in escrow to pay the difference.

Right of Accumulation

Investors have a “right of accumulation” under which the current value of an investor’s existing Investor A and A1, Investor B, B1 and B3, Investor C, C1, C2 and C3, and Institutional Shares in most BlackRock Funds and the investment in the BlackRock CollegeAdvantage 529 Program by the investor or by or on behalf of the investor’s spouse and children may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial Intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same Financial Intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.

Other Front-End Sales Charge Waivers

The following persons may also buy Investor A Shares without paying a sales charge:

■	Certain employer-sponsored retirement plans. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs;
■	Rollovers of current investments through certain employer-sponsored retirement plans, provided the shares are transferred to the same BlackRock Fund as either a direct rollover, or subsequent to distribution, the rolled-over proceeds are contributed to a BlackRock IRA through an account directly with the Fund; or purchases by IRA programs that are sponsored by Financial Intermediary firms provided the Financial Intermediary firm has entered into a Class A Net Asset Value agreement with respect to such program with the Distributor;
■	Insurance company separate accounts;
■	Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Fund;
■	Persons participating in a fee-based program (such as a wrap account) under which they pay advisory fees to a broker-dealer or other financial institution;
■	Financial Intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee;
■	Persons associated with the Fund, the Fund’s manager, the Fund’s sub-adviser, transfer agent, Distributor, fund accounting agents, Barclays PLC (“Barclays”) and their respective affiliates (to the extent permitted by these firms) including: (a) officers, directors and partners; (b) employees and retirees; (c) employees of firms who have entered into selling agreements to distribute shares of BlackRock Funds; (d) immediate family members of such persons; and (e) any trust, pension, profit-sharing or other benefit plan for any of the persons set forth in (a) through (d); and
■	State sponsored 529 college savings plans.

The availability of Investor A Shares sales charge waivers may depend on the policies, procedures and trading platforms of your Financial Intermediary; consult your financial adviser.

Investor A Shares at Net Asset Value

If you invest $1,000,000 or more in Investor A Shares, you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers, see “Contingent Deferred Sales Charge Waivers.”

If you are eligible to buy both Investor A and Institutional Shares, you should buy Institutional Shares since Investor A Shares are subject to a front end sales charge and an annual 0.25% service fee, while Institutional Shares are not. The Distributor normally pays the annual Investor A Shares service fee to dealers as a shareholder servicing fee on a monthly basis.

Contingent Deferred Sales Charge Waivers

The deferred sales charge relating to Investor A Shares may be reduced or waived in certain circumstances, such as:

■	Redemptions of shares purchased through certain employer-sponsored retirement plans and rollovers of current investments in a Fund through such plans;
■	Exchanges pursuant to the exchange privilege, as described in “How to Buy, Sell, Exchange and Transfer Shares — How to Exchange Shares or Transfer Your Account”;
■	Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 70 1⁄2;
■	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1⁄2 years old and you purchased your shares prior to October 2, 2006;
■	Redemptions made with respect to certain retirement plans sponsored by a Fund, BlackRock or an affiliate;
■	Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent);
■	Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares;
■	Involuntary redemptions made of shares in accounts with low balances;
■	Certain redemptions made through the Systematic Withdrawal Plan offered by a Fund, BlackRock or an affiliate;
■	Redemptions related to the payment of BNY Mellon Investment Servicing Trust Company custodial IRA fees; and
■	Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of a Fund.

More information about existing sales charge reductions and waivers is available free of charge in a clear and prominent format via hyperlink at www.blackrock.com and in the SAI, which is available on the website or on request.

Institutional Shares

Institutional Shares are not subject to any sales charge. Only certain investors are eligible to buy Institutional Shares. Your Financial Intermediary can help you determine whether you are eligible to buy Institutional Shares. Each Fund may permit a lower initial investment for certain investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement.

Eligible Institutional investors include the following:

■	Individuals and “Institutional Investors” with a minimum initial investment of $2 million who may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares;
■	Investors of Financial Intermediaries that: (i) charge such investors a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with the Distributor to offer Institutional Shares through a no-load program or investment platform, in each case, with a minimum initial investment of $1,000;
■	Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which is not subject to any minimum initial investment and may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares;

■	Trust department clients of PNC Bank and Bank of America, N.A. and their affiliates for whom they (i) act in a fiduciary capacity (excluding participant directed employee benefit plans); (ii) otherwise have investment discretion; or (iii) act as custodian for at least $2 million in assets, who are not subject to any minimum initial investment;
■	Holders of certain BofA Corp. sponsored UITs who reinvest dividends received from such UITs in shares of the Fund, who are not subject to any minimum initial investment; and
■	Employees, officers and directors/trustees of BlackRock, Inc., BlackRock Funds, BofA Corp., PNC, Barclays or their respective affiliates, who are not subject to any minimum initial investment.

Each Fund reserves the right to modify or waive the above-stated policies at any time.

Class R Shares

Class R Shares are available only to certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. If you buy Class R Shares, you will pay neither an initial sales charge nor a CDSC. However, Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.

Class R Shares do not offer a conversion privilege.

The Distributor currently pays the annual Class R Shares distribution fee and annual Class R Shares service fee to dealers as an ongoing concession and as a shareholder servicing fee, respectively, on a monthly basis.

Distribution and Service Payments

The Funds have adopted plans (the “Plans”) under Rule 12b-1 of the Investment Company Act that allow each Fund to pay distribution fees for the sale of its shares and shareholder servicing fees for certain services provided to its shareholders.

Plan Payments

Under the Plans, Class R Shares pay a distribution fee to the Distributor and/or its affiliates, including PNC and its affiliates, for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of BlackRock and PNC for sales support services provided in connection with the sale of Class R Shares. The distribution fees may also be used to pay Financial Intermediaries for sales support services and related expenses. All Class R Shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the applicable Fund attributable to Class R Shares, as applicable. Institutional and Investor A Shares do not pay a distribution fee.

Under the Plans, a Fund also pays shareholder servicing fees (also referred to as shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Investor A and Class R Shares of the Fund. The shareholder servicing fee payment is calculated as a percentage of the average daily net asset value of Investor A and Class R Shares of a Fund. All Investor A and Class R Shares pay a shareholder servicing fee. Institutional Shares do not pay a shareholder servicing fee.

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor A and Class R Shares:

■	Responding to customer questions on the services performed by the Financial Intermediary and investments in Investor A and Class R Shares;
■	Assisting customers in choosing and changing dividend options, account designations and addresses; and
■	Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plans are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund’s shares. Because the fees paid by a Fund under the Plans are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Class R Shares may over time cost investors more than the front-end sales charge on Investor A Shares. For more information on the Plans, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Funds

In addition to, rather than in lieu of, distribution and shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to the Plans and fees a Fund pays to its transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

The Plans permit BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Funds). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Funds or for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

How to Buy, Sell, Exchange and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your Financial Intermediary. You may also buy, sell, exchange and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, exchanging or transferring shares through BlackRock, call (800) 441-7762. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.

With certain limited exceptions, the Funds are generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another BlackRock Fund) into existing accounts, a Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.

Each Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, the Funds may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in the Fund may be transferred to that state.

How to Buy Shares

	Your Choices	Important Information for You to Know
Initial Purchase	First, select the share class appropriate for you
Refer to the “Share Classes at a Glance” table in this prospectus (be sure to read this prospectus carefully). When you place your initial order, you must indicate which share class you select (if you do not specify a share class and do not qualify to purchase Institutional Shares, you will receive Investor A Shares).

Certain factors, such as the amount of your investment, your time frame for investing, and your financial goals, may affect which share class you choose. Your Financial Intermediary can help you determine which share class is appropriate for you. Class R Shares are available only to certain employer-sponsored retirement plans.

	Next, determine the amount of your investment	· Refer to the minimum initial investment in the “Share Classes at a Glance” table of this prospectus. Be sure to note the maximum investment amounts in Investor C Shares.

· See “Account Information — Details About the Share Classes” for information on a lower initial investment requirement for certain Fund investors if their purchase, combined with purchases by other investors received together by the Fund, meets the minimum investment requirement.

Have your Financial Intermediary submit your purchase order
The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after that time will be priced at the net asset value determined on the next business day.

A broker dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Financial Intermediaries may charge a processing fee to confirm a purchase.
Or contact BlackRock (for accounts held directly with BlackRock)
To purchase shares directly from BlackRock, call (800) 441-7762 and request a new account application. Mail the completed application along with a check payable to “BlackRock Funds” to the Transfer Agent at the address on the application.

Add to Your Investment	Purchase additional shares
For Investor A and Investor C Shares, the minimum investment for additional purchases is generally $50 for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum for additional purchases). The minimums for additional purchases may be waived under certain circumstances. Institutional and Class R Shares have no minimum for additional purchases.

	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares you may contact your Financial Intermediary. For more details on purchasing by Internet see below.

How to Buy Shares (continued)

	Your Choices	Important Information for You to Know
Add to Your Investment (continued)	Or contact BlackRock (for accounts held directly with BlackRock)	Purchase by Telephone: Call (800) 441-7762 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.
Purchase in Writing: You may send a written request to BlackRock at the address on the back cover of this prospectus.
Purchase by VRU: Investor Shares may also be purchased by use of the Fund’s automated voice response unit service (“VRU”) at (800) 441-7762.

Purchase by Internet: You may purchase your shares and view activity in your account by logging onto the BlackRock website at www.blackrock.com/funds. Purchases made on the Internet using the Automated Clearing House (“ACH”) will have a trade date that is the day after the purchase is made.

Certain institutional clients’ purchase orders of Institutional Shares placed by wire prior to the close of business on the NYSE will be priced at the net asset value determined that day. Contact your Financial Intermediary or BlackRock for further information. The Fund limits Internet purchases in shares of the Fund to $25,000 per trade. Different maximums may apply to certain institutional investors.

Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates incurred through fraudulent activity.

Acquire additional shares by reinvesting dividends and capital gains
All dividends and capital gains distributions are automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please call (800) 441-7762, or contact your Financial Intermediary (if your account is not held directly with BlackRock).

	Participate in the Automatic Investment Plan (“AIP”)	BlackRock’s AIP allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account.
Refer to the “Account Services and Privileges” section of this prospectus for additional information.
How to Pay for Shares	Making payment for purchases
Payment for an order must be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary, but in no event later than 4:00 p.m. (Eastern time) on the third business day (in the case of Investor Shares) or the first business day (in the case of Institutional Shares) following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled, and you and your Financial Intermediary will be responsible for any loss to the Fund.

For shares purchased directly from the Fund, a check payable to BlackRock Funds which bears the name of the Fund must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds. The Fund does not accept third-party checks. You may also wire Federal funds to the Fund to purchase shares, but you must call (800) 441-7762 before doing so to confirm the wiring instructions.

How to Buy Shares (continued)

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order
You can make redemption requests through your Financial Intermediary. Shareholders should indicate whether they are redeeming Investor A, Investor B, Investor C, Institutional or Class R Shares. The price of your shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Financial Intermediaries may charge a fee to process a redemption of shares. The Fund may reject an order to sell shares under certain circumstances.
Selling shares held directly with BlackRock

Methods of Redeeming

Redeem by Telephone: You may redeem Investor Shares held directly with BlackRock by telephone request if certain conditions are met and if the amount being sold is less than (i) $100,000 for payments by check or (ii) $250,000 for payments through ACH or wire transfer. Certain redemption requests, such as those in excess of these amounts, must be in writing with a medallion signature guarantee. For Institutional Shares, certain redemption requests may require written instructions with a medallion signature guarantee. Call (800) 441-7762 for details.

You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find alternative redemption methods below.

Redeem by VRU: Investor Shares may also be redeemed by use of the Fund’s automated voice response unit service (VRU). Payment for Investor Shares redeemed by VRU may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire.

Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com/funds. Proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Payment for Investor Shares redeemed by Internet may be made for non-retirement accounts in amounts up to $25,000, either through check, ACH or wire. Different maximums may apply to investors in Institutional Shares.

Redeem in Writing: You may sell shares held at BlackRock by writing to BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019 or for overnight delivery, 4400 Computer Drive, Westborough, Massachusetts 01588. All shareholders on the account must sign the letter. A medallion signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a medallion signature guarantee stamp from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange or registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. Proceeds from redemptions may be sent via check, ACH or wire to the bank account of record.

How to Buy Shares (continued)

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)	Payment of Redemption Proceeds: Redemption proceeds may be paid by check or, if the Fund has verified banking information on file, through ACH or by wire transfer.

Payment by Check: BlackRock will normally mail redemption proceeds within seven days following receipt of a properly completed request. Shares can be redeemed by telephone and the proceeds sent by check to the shareholder at the address on record. Shareholders will pay $15 for redemption proceeds sent by check via overnight mail. You are responsible for any additional charges imposed by your bank for this service.

Each Fund reserves the right to reinvest any dividend or distribution amounts (e.g., income dividends or capital gains) which you have elected to receive by check should your check be returned as undeliverable or remain uncashed for more than 6 months. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the net asset value next calculated, on the day of the investment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains undeliverable or uncashed for more than 6 months, your cash election may also be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the net asset value as of the date of payment of the distribution.

Payment by Wire Transfer: Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund.

If a shareholder has given authorization for expedited redemption, shares can be redeemed by Federal wire transfer to a single previously designated bank account. Shareholders will pay $7.50 for redemption proceeds sent by Federal wire transfer. You are responsible for any additional charges imposed by your bank for this service. No charge for wiring redemption payments with respect to Institutional Shares is imposed by the Fund.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

Payment by ACH: Redemption proceeds may be sent to the shareholder’s bank account (checking or savings) via ACH. Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally sent to the redeeming shareholder the next business day, with receipt at the receiving bank within the next two business days (48-72 hours); provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally sent on the next business day following redemption on which the Fund’s custodian is open for business.

How to Buy Shares (continued)

Your Choices	Important Information for You to Know

The Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. No charge for sending redemption payments via ACH is imposed by the Fund.

* * *
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

How to Exchange Shares or Transfer Your Account

	Your Choices	Important Information for You to Know
Exchange Privilege	Selling shares of one fund to purchase shares of another BlackRock Fund (“exchanging”)
Investor and Institutional Shares of the Fund are generally exchangeable for shares of the same class of another BlackRock Fund.
No exchange privilege is available for Class R Shares.
You can exchange $1,000 or more of Investor Shares from one fund into the same class of another fund which offers that class of shares (you can exchange less than $1,000 of Investor Shares if you already have an account in the fund into which you are exchanging). Investors who currently own Institutional Shares of the Fund may make exchanges into Institutional Shares of other BlackRock Funds except for investors holding shares through certain client accounts at Financial Intermediaries that are omnibus with the Fund and do not meet applicable minimums. There is no required minimum amount with respect to exchanges of Institutional Shares.

You may only exchange into a share class and fund that are open to new investors or in which you have a current account if the fund is closed to new investors.

Some of the BlackRock Funds impose a different initial or deferred sales charge schedule. The CDSC will continue to be measured from the date of the original purchase. The CDSC schedule applicable to your original purchase will apply to the shares you receive in the exchange and any subsequent exchange.

To exercise the exchange privilege, you may contact your Financial Intermediary. Alternatively, if your account is held directly with BlackRock, you may: (i) call (800) 441-7762 and speak with one of our representatives, (ii) make the exchange via the Internet by accessing your account online at www.blackrock.com/funds, or (iii) send a written request to the Fund at the address on the back cover of this prospectus. Please note, if you indicated on your New Account Application that you did not want the Telephone Exchange Privilege, you will not be able to place exchanges via the telephone until you update this option either in writing or by calling (800) 441-7762. The Fund has the right to reject any telephone request for any reason.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future. The Fund may suspend or terminate your exchange privilege at any time for any reason, including if the Fund believes, in its sole discretion, that you are engaging in market timing activities. See “Short-Term Trading Policy” below. For Federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized. Please consult your tax adviser or other Financial Intermediary before making an exchange request.

How to Exchange Shares or Transfer Your Account (continued)

	Your Choices	Important Information for You to Know
Transfer Shares to Another Financial Intermediary	Transfer to a participating Financial Intermediary
You may transfer your shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.

If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.
Transfer to a non-participating Financial Intermediary
You must either:
· Transfer your shares to an account with the Fund; or
· Sell your shares, paying any applicable deferred sales charge.
If your account is held directly with BlackRock, you may call (800) 441-7762 with any questions; otherwise please contact your Financial Intermediary to accomplish the transfer of shares.

Account Services and Privileges

The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Investor Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 441-7762 or visit www.blackrock.com/funds for additional information as well as forms and applications. Otherwise, please contact your Financial Intermediary for assistance in requesting one or more of the following services and privileges.

Automatic Investment Plan	Allows systematic investments on a periodic basis from your checking or savings account.
BlackRock’s AIP allows you to invest a specific amount on a periodic basis from your checking or savings account into your investment account. You may apply for this option upon account opening or by completing the Automatic Investment Plan application. The minimum investment amount for an automatic investment is $50 per portfolio.

Dividend Allocation Plan	Automatically invests your distributions into another BlackRock Fund of your choice pursuant to your instructions, without any fees or sales charges.
Dividend and capital gains distributions may be reinvested in your account to purchase additional shares or paid in cash. Using the Dividend Allocation Plan, you can direct your distributions to your bank account (checking or savings), to purchase shares of another fund at BlackRock without any fees or sales charges, or by check to a special payee. Please call (800) 441-7762 for details. If investing in another BlackRock Fund, the receiving fund must be open to new purchases.

EZ Trader	Allows an investor to purchase or sell Investor Shares by telephone or over the Internet through ACH.
(NOTE: This option is offered to shareholders whose accounts are held directly with BlackRock. Please speak with your Financial Intermediary if your account is held elsewhere.)
Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.

Prior to placing a telephone or Internet purchase or sale order, please call (800) 441-7762 to confirm that your bank information has been updated on your account. Once this is established, you may place your request to sell shares with the Fund by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

Systematic Exchange Plan	This feature can be used by investors to systematically exchange money from one fund to up to four other funds.	A minimum of $10,000 in the initial BlackRock Fund is required, and investments in any additional funds must meet minimum initial investment requirements.
Systematic Withdrawal Plan (“SWP”)	This feature can be used by investors who want to receive regular distributions from their accounts.
To start an SWP, a shareholder must have a current investment of $10,000 or more in a BlackRock Fund.
Shareholders can elect to receive cash payments of $50 or more at any interval they choose. Shareholders may sign up by completing the SWP Application Form, which may be obtained from BlackRock. Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.

To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours’ notice. If a shareholder purchases additional Investor A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money because of the sales charge involved. No CDSC will be assessed on redemptions of Investor A Shares made through the SWP that do not exceed 12% of the account’s net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Investor A Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account’s net asset value on the redemption date. SWP redemptions of Investor A Shares in excess of this limit will still pay any applicable CDSC.

Ask your Financial Intermediary for details.

Reinstatement Privilege
If you redeem Investor A or Institutional Shares, and within 60 days buy new Investor A Shares of the same or another BlackRock Fund (equal to all or a portion of the redemption amount), you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the Fund must receive written notification from the shareholder of record or the Financial Intermediary of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Funds’ Rights

Each Fund may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;
■	Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;
■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act; and
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may redeem the shares in your account if the net asset value of those shares in your account falls below $500 for any reason, including market fluctuation.

You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your Financial Intermediary.

Participation in Fee-Based Programs

If you participate in certain fee-based programs offered by BlackRock or an affiliate of BlackRock, or by Financial Intermediaries that have agreements with the Distributor, you may be able to buy Institutional Shares, including by exchange from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances. You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and service fees. This may be a taxable event, and you will pay any applicable sales charges or redemption fees.

Shareholders that participate in a fee-based program generally have two options at termination. The program can be terminated and the shares liquidated, or the program can be terminated and the shares held in an account. In general, when a shareholder chooses to continue to hold the shares, whatever share class was held in the program can be held after termination. Shares that have been held for less than specified periods within the program may be subject to a fee upon redemption. Shareholders that held Investor A or Institutional Shares in the program are eligible to purchase additional shares of the respective share class of the Fund, but may be subject to upfront sales charges with respect to Investor A Shares. Additional purchases of Institutional Shares are permitted only if you have an existing position at the time of purchase or are otherwise eligible to purchase Institutional Shares.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your Financial Intermediary.

Short-Term Trading Policy

The Board of Trustees (the “Board”) has determined that the interests of long-term shareholders and a Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege for Investor Shares and Institutional Shares is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A fund’s investment in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of a fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Management of the Funds — Valuation of Fund Investments” below.

Each Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to a Fund or shareholders.

If as a result of its own investigation, information provided by a Financial Intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at Financial Intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to Financial Intermediaries that maintain omnibus accounts with the Transfer Agent pursuant to which such Financial Intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a Financial Intermediary is determined by a Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such Financial Intermediary’s agreement with the Distributor, suspend such Financial Intermediary’s trading privileges or take other appropriate actions.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

A Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Fund or long-term shareholders.

Management of the Funds

BlackRock

BlackRock, each Fund’s investment adviser, manages each Fund’s investments and its business operations subject to the oversight of the Board of the Funds. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $4.652 trillion in investment company and other portfolio assets under management as of December 31, 2014.

BlackRock will not receive any management fees from the Funds for its investment advisory services.

BlackRock has agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, if any), of each share class of certain Funds at the levels shown below and in a Fund’s fees and expenses table in the Fund Overview section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses”. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.

With respect to the Funds, BlackRock has contractually (fixed-term and perpetually) agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

	Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
	Fixed-Term Contractual Caps[1]	Perpetual Contractual Caps[2]
Retirement Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%
2020 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%
2025 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%

	Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
	Fixed-Term Contractual Caps[1]	Perpetual Contractual Caps[2]
2030 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%
2035 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%
2040 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%
2045 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%
2050 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%
2055 Fund
Investor A	0.35%	1.35%
Institutional	0.10%	1.10%
Class R	0.59%	1.59%

*	As a percentage of average daily net assets.
[1]	The contractual caps are in effect until March 1, 2016. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of a Fund or by a vote of a majority of the outstanding voting securities of a Fund.
[2]	The contractual caps are in effect until March 1, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of a Fund or by a vote of a majority of the outstanding voting securities of a Fund.

With respect to these contractual agreements described above, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BlackRock, are less than the expense limit for that share class, the share class is required to repay BlackRock up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets and (2) BlackRock or an affiliate serves as the Fund’s manager or administrator.

As stated above, the waivers and reimbursements described in the table above do not include Interest Expense. A Fund’s Interest Expense is required to be reported as part of operating expenses in such Fund’s expense table for accounting purposes. The Funds incur Interest Expense when making certain investments (e.g., tender option bonds) to seek to enhance the yield and total return of their portfolios. The amount of Interest Expense (if any) will fluctuate with a Fund’s use of those investments.

A discussion of the basis for the Board’s approval of the Management Agreement with BlackRock is included in the Funds’ annual shareholder report for the fiscal year ended October 31, 2014.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for each Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of a Fund.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Portfolio Manager Information

Information regarding the portfolio manager of the Funds is set forth below. Further information regarding the portfolio manager, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Each Fund is managed by a team of financial professionals. Philip Green is primarily responsible for the day-to-day management of each Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Philip Green	Responsible for the day-to-day management of the Funds, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2007*	Managing Director of BlackRock since 2006.

*	Since 2013 for the 2055 Fund.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may someday provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Funds’ portfolio investment transactions.

Under a securities lending program approved by the Board of Trustees, each Fund has retained an Affiliate of BlackRock to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent will receive a fee from a Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which a Fund may lend its portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. Each Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the NYSE is open as of the close of business on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

Generally, Institutional Shares will have the highest net asset value because that class has the lowest expenses, Investor A Shares will have a higher net asset value than Class R Shares.

Each Fund’s assets and liabilities are valued primarily on the basis of market quotations. Equity investments and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Each Fund values fixed-income portfolio securities and non-exchange traded derivatives using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Board. Short-term debt securities with remaining maturities of 60 days or less may be valued on the basis of amortized cost.

Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares. Shares of underlying open-end funds are valued at net asset value.

Generally, trading in foreign securities, U.S. Government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or other liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies, and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by the Fund. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Fund’s pricing time.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

A Fund may accept orders from certain authorized Financial Intermediaries or their designees. A Fund will be deemed to receive an order when accepted by the Financial Intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the Financial Intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND
Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Fund will distribute net investment income, if any, and net realized capital gains, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, Financial Intermediary or the Fund. Although this cannot be predicted with any certainty, the Fund anticipates that a significant amount of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

The Funds expect to be eligible to pass through to you certain foreign income taxes (including withholding taxes) paid by underlying funds and tax-exempt interest earned by underlying funds. Short-term capital gain earned by an underlying fund will be ordinary income when distributed to a Fund and will not be offset by the Fund’s capital losses. The Funds may in some circumstances be required to defer perhaps indefinitely their recognition of losses from redemptions from underlying funds under the wash sale rules.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income received by the Fund, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a maximum rate of 15% for individuals with incomes below approximately $400,000 ($450,000 if married filing jointly), amounts adjusted annually for inflation, and 20% for individuals with any income in excess of those amounts that is long-term capital gain or qualified dividend income. To the extent the Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates.

By law, your dividends and redemption proceeds will be subject to a 28% withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of the Fund beginning before January 1, 2015, certain distributions reported by the Fund as either interest related dividends or short-term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

A 30% withholding tax is currently imposed on U.S. source dividends, interest and other income items and will be imposed on redemption proceeds paid after December 31, 2016, to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal year ended October 31, 2014 has been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, whose report on each Fund’s financial statements is included in the Funds’ Annual Report. The information for the fiscal periods prior to October 31, 2014 were audited by another independent accounting firm. The Funds’ financial statements are included in the Funds’ Annual Report, which is available upon request.

BlackRock LifePath® Active Retirement Fund

	Institutional
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$11.41	$10.72
Net investment income[2]	0.23	0.23
Net realized and unrealized gain	0.48	0.90
Net increase from investment operations	0.71	1.13
Distributions from:[3]
Net investment income	(0.27)	(0.18)
Net realized gain	(0.52)	(0.26)
Total distributions	(0.79)	(0.44)
Net asset value, end of period	$11.33	$11.41
Total Return[4]
Based on net asset value	6.61%	10.93%[5]
Ratios to Average Net Assets
Total expenses	1.21%[6]	1.69%[7,8]
Total expenses after fees waived and/or reimbursed	0.22%[6]	0.31%[7,8]
Net investment income	2.09%[6]	2.58%[7,8]
Supplemental Data
Net assets, end of period (000)	$119	$51
Portfolio turnover rate	42%	97%[9]

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.28%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Annualized.
[9]	Portfolio turnover is representative of the Fund for the entire year.

Financial Highlights (continued)

BlackRock LifePath® Active Retirement Fund (continued)

	Investor A
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.32	$10.63	$10.28	$10.05	$8.92
Net investment income[1]	0.21	0.24	0.26	0.23	0.22
Net realized and unrealized gain	0.47	0.85	0.70	0.18	1.08
Net increase from investment operations	0.68	1.09	0.96	0.41	1.30
Distributions from:[2]
Net investment income	(0.25)	(0.14)	(0.28)	(0.18)	(0.17)
Net realized gain	(0.52)	(0.26)	(0.33)	—	—
Total distributions	(0.77)	(0.40)	(0.61)	(0.18)	(0.17)
Net asset value, end of year	$11.23	$11.32	$10.63	$10.28	$10.05
Total Return[3]
Based on net asset value	6.38%	10.59%	9.96%	4.10%[4]	14.69%[5]
Ratios to Average Net Assets
Total expenses	1.27%[6]	1.58%[7]	1.69%[8]	1.62%[9]	1.70%[10]
Total expenses after fees waived and/or reimbursed	0.47%[6]	0.56%[7]	0.73%[8]	0.65%[9]	0.47%[10]
Net investment income	1.92%[6]	2.22%[7]	2.50%[8]	2.23%[9]	2.31%[10]
Supplemental Data
Net assets, end of year (000)	$17,321	$15,076	$9,189	$8,594	$5,429
Portfolio turnover rate	42%	97%	87%	112%	98%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[5]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.46% for the Investor A Shares.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.28%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active Retirement Fund (concluded)

	Class R
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.31	$10.62	$10.26	$10.04	$8.91
Net investment income[1]	0.19	0.22	0.23	0.20	0.18
Net realized and unrealized gain	0.46	0.85	0.70	0.18	1.09
Net increase from investment operations	0.65	1.07	0.93	0.38	1.27
Distributions from:[2]
Net investment income	(0.21)	(0.12)	(0.24)	(0.16)	(0.14)
Net realized gain	(0.52)	(0.26)	(0.33)	—	—
Total distributions	(0.73)	(0.38)	(0.57)	(0.16)	(0.14)
Net asset value, end of year	$11.23	$11.31	$10.62	$10.26	$10.04
Total Return[3]
Based on net asset value	6.12%	10.42%	9.59%	3.76%[4]	14.36%[5]
Ratios to Average Net Assets
Total expenses	1.56%[6]	1.86%[7]	1.91%[8]	1.92%[9]	2.06%[10]
Total expenses after fees waived and/or reimbursed	0.71%[6]	0.80%[7]	0.96%[8]	0.97%[9]	0.81%[10]
Net investment income	1.67%[6]	2.06%[7]	2.21%[8]	1.92%[9]	1.96%[10]
Supplemental Data
Net assets, end of year (000)	$6,169	$5,983	$8,177	$6,299	$5,649
Portfolio turnover rate	42%	97%	87%	112%	98%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.13% for the Class R Shares.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.28%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active 2020 Fund

	Institutional
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$11.47	$10.57
Net investment income[2]	0.21	0.10
Net realized and unrealized gain	0.53	1.23
Net increase from investment operations	0.74	1.33
Distributions from:[3]
Net investment income	(0.32)	(0.17)
Net realized gain	(0.66)	(0.26)
Total distributions	(0.98)	(0.43)
Net asset value, end of period	$11.23	$11.47
Total Return[4]
Based on net asset value	6.90%	13.05%[5]
Ratios to Average Net Assets
Total expenses	0.95%[6]	1.85%[7,8]
Total expenses after fees waived and/or reimbursed	0.21%[6]	0.30%[7,8]
Net investment income	1.85%[6]	2.54%[7,8]
Supplemental Data
Net assets, end of period (000)	$157	$83
Portfolio turnover rate	41%	91%[9]

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.34%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Annualized.
[9]	Portfolio turnover is representative of the Fund for the entire year.

Financial Highlights (continued)

BlackRock LifePath® Active 2020 Fund (continued)

	Investor A
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.40	$10.49	$10.08	$9.84	$8.71
Net investment income[1]	0.19	0.23	0.24	0.20	0.19
Net realized and unrealized gain	0.51	1.07	0.71	0.22	1.09
Net increase from investment operations	0.70	1.30	0.95	0.42	1.28
Distributions from:[2]
Net investment income	(0.29)	(0.13)	(0.25)	(0.18)	(0.15)
Net realized gain	(0.66)	(0.26)	(0.29)	—	—
Total distributions	(0.95)	(0.39)	(0.54)	(0.18)	(0.15)
Net asset value, end of year	$11.15	$11.40	$10.49	$10.08	$9.84
Total Return[3]
Based on net asset value	6.56%	12.83%	9.98%	4.24%[4]	14.78%[5]
Ratios to Average Net Assets
Total expenses	1.18%[6]	1.42%[7]	1.54%[8]	1.52%[9]	1.52%[10]
Total expenses after fees waived and/or reimbursed	0.46%[6]	0.54%[7]	0.72%[8]	0.68%[9]	0.55%[10]
Net investment income	1.68%[6]	2.10%[7]	2.35%[8]	1.97%[9]	2.05%[10]
Supplemental Data
Net assets, end of year (000)	$22,144	$16,884	$11,084	$9,994	$8,433
Portfolio turnover rate	41%	91%	68%	138%	106%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[5]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.54% for the Investor A Shares.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.34%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.36%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active 2020 Fund (concluded)

	Class R
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.30	$10.41	$10.01	$9.77	$8.65
Net investment income[1]	0.16	0.20	0.21	0.17	0.16
Net realized and unrealized gain	0.52	1.06	0.70	0.22	1.09
Net increase from investment operations	0.68	1.26	0.91	0.39	1.25
Distributions from:[2]
Net investment income	(0.26)	(0.11)	(0.22)	(0.15)	(0.13)
Net realized gain	(0.66)	(0.26)	(0.29)	—	—
Total distributions	(0.92)	(0.37)	(0.51)	(0.15)	(0.13)
Net asset value, end of year	$11.06	$11.30	$10.41	$10.01	$9.77
Total Return[3]
Based on net asset value	6.39%	12.50%	9.67%	3.95%[4]	14.53%[5]
Ratios to Average Net Assets
Total expenses	1.40%[6]	1.65%[7]	1.75%[8]	1.79%[9]	1.84%[10]
Total expenses after fees waived and/or reimbursed	0.70%[6]	0.78%[7]	0.94%[8]	0.96%[9]	0.85%[10]
Net investment income	1.46%[6]	1.91%[7]	2.12%[8]	1.69%[9]	1.76%[10]
Supplemental Data
Net assets, end of year (000)	$9,577	$8,991	$8,771	$7,599	$6,655
Portfolio turnover rate	41%	91%	68%	138%	106%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.29% for the Class R Shares.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.34%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.36%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active 2025 Fund

	Institutional
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$11.26	$10.16
Net investment income[2]	0.18	0.16
Net realized and unrealized gain	0.70	1.29
Net increase from investment operations	0.88	1.45
Distributions from:[3]
Net investment income	(0.26)	(0.16)
Net realized gain	(0.37)	(0.19)
Total distributions	(0.63)	(0.35)
Net asset value, end of period	$11.51	$11.26
Total Return[4]
Based on net asset value	8.05%	14.89%[5]
Ratios to Average Net Assets
Total expenses	0.88%[6]	1.84%[7,8]
Total expenses after fees waived and/or reimbursed	0.20%[6]	0.30%[7,8]
Net investment income	1.62%[6]	2.38%[7,8]
Supplemental Data
Net assets, end of period (000)	$437	$30
Portfolio turnover rate	49%	83%[9]

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.37%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Annualized.
[9]	Portfolio turnover is representative of the Fund for the entire year.

Financial Highlights (continued)

BlackRock LifePath® Active 2025 Fund (continued)

	Investor A
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.20	$10.09	$9.88	$9.60	$8.46
Net investment income[1]	0.18	0.20	0.21	0.17	0.15
Net realized and unrealized gain	0.66	1.23	0.70	0.27	1.10
Net increase from investment operations	0.84	1.43	0.91	0.44	1.25
Distributions from:[2]
Net investment income	(0.23)	(0.13)	(0.23)	(0.16)	(0.11)
Net realized gain	(0.37)	(0.19)	(0.47)	—	—
Total distributions	(0.60)	(0.32)	(0.70)	(0.16)	(0.11)
Net asset value, end of year	$11.44	$11.20	$10.09	$9.88	$9.60
Total Return[3]
Based on net asset value	7.79%	14.60%	9.98%	4.54%[4]	14.93%[5]
Ratios to Average Net Assets
Total expenses	1.22%[6]	1.45%[7]	1.82%[8]	1.85%[9]	1.79%[10]
Total expenses after fees waived and/or reimbursed	0.47%[6]	0.54%[7]	0.73%[8]	0.65%[9]	0.55%[10]
Net investment income	1.63%[6]	1.89%[7]	2.13%[8]	1.70%[9]	1.70%[10]
Supplemental Data
Net assets, end of year (000)	$16,970	$17,803	$7,932	$6,181	$4,353
Portfolio turnover rate	49%	83%	76%	119%	116%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[5]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81% for the Investor A Shares.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.37%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.38%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active 2025 Fund (concluded)

	Class R
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.12	$10.03	$9.80	$9.52	$8.41
Net investment income[1]	0.15	0.18	0.18	0.14	0.13
Net realized and unrealized gain	0.66	1.21	0.70	0.27	1.08
Net increase from investment operations	0.81	1.39	0.88	0.41	1.21
Distributions from:[2]
Net investment income	(0.20)	(0.11)	(0.18)	(0.13)	(0.10)
Net realized gain	(0.37)	(0.19)	(0.47)	—	—
Total distributions	(0.57)	(0.30)	(0.65)	(0.13)	(0.10)
Net asset value, end of year	$11.36	$11.12	$10.03	$9.80	$9.52
Total Return[3]
Based on net asset value	7.58%	14.23%	9.72%	4.35%[4]	14.47%[5]
Ratios to Average Net Assets
Total expenses	1.46%[6]	1.72%[7]	2.05%[8]	2.09%[9]	2.13%[10]
Total expenses after fees waived and/or reimbursed	0.71%[6]	0.77%[7]	0.96%[8]	0.95%[9]	0.86%[10]
Net investment income	1.31%[6]	1.71%[7]	1.87%[8]	1.42%[9]	1.49%[10]
Supplemental Data
Net assets, end of year (000)	$12,898	$8,411	$6,593	$5,443	$6,148
Portfolio turnover rate	49%	83%	76%	119%	116%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.35% for the Class R Shares
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.37%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.38%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active 2030 Fund

	Institutional
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$11.18	$9.96
Net investment income[2]	0.18	0.11
Net realized and unrealized gain	0.63	1.49
Net increase from investment operations	0.81	1.60
Distributions from:[3]
Net investment income	(0.28)	(0.16)
Net realized gain	(0.68)	(0.22)
Total distributions	(0.96)	(0.38)
Net asset value, end of period	$11.03	$11.18
Total Return[4]
Based on net asset value	7.65%	16.81%[5]
Ratios to Average Net Assets
Total expenses	1.09%[6]	1.92%[7,8]
Total expenses after fees waived and/or reimbursed	0.22%[6]	0.28%[7,8]
Net investment income	1.64%[6]	2.30%[7,8]
Supplemental Data
Net assets, end of period (000)	$110	$39
Portfolio turnover rate	66%	92%[9]

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Annualized.
[9]	Portfolio turnover is representative of the Fund for the entire year.

Financial Highlights (continued)

BlackRock LifePath® Active 2030 Fund (continued)

	Investor A
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.08	$9.87	$9.68	$9.35	$8.20
Net investment income[1]	0.16	0.19	0.18	0.13	0.12
Net realized and unrealized gain	0.63	1.36	0.69	0.31	1.12
Net increase from investment operations	0.79	1.55	0.87	0.44	1.24
Distributions from:[2]
Net investment income	(0.26)	(0.12)	(0.18)	(0.11)	(0.09)
Net realized gain	(0.68)	(0.22)	(0.50)	—	—
Total distributions	(0.94)	(0.34)	(0.68)	(0.11)	(0.09)
Net asset value, end of year	$10.93	$11.08	$9.87	$9.68	$9.35
Total Return[3]
Based on net asset value	7.46%	16.28%	9.72%	4.69%[4]	15.17%[4]
Ratios to Average Net Assets
Total expenses	1.18%[5]	1.41%[6]	1.53%[7]	1.51%[8]	1.62%[9]
Total expenses after fees waived and/or reimbursed	0.47%[5]	0.52%[6]	0.68%[7]	0.62%[8]	0.59%[9]
Net investment income	1.46%[5]	1.83%[6]	1.84%[7]	1.32%[8]	1.37%[9]
Supplemental Data
Net assets, end of year (000)	$20,020	$17,115	$9,343	$8,008	$6,787
Portfolio turnover rate	66%	92%	73%	117%	114%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[5]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.45%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active 2030 Fund (concluded)

	Class R
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.02	$9.82	$9.62	$9.31	$8.16
Net investment income[1]	0.13	0.18	0.15	0.10	0.09
Net realized and unrealized gain	0.63	1.34	0.70	0.30	1.13
Net increase from investment operations	0.76	1.52	0.85	0.40	1.22
Distributions from:[2]
Net investment income	(0.22)	(0.10)	(0.15)	(0.09)	(0.07)
Net realized gain	(0.68)	(0.22)	(0.50)	—	—
Total distributions	(0.90)	(0.32)	(0.65)	(0.09)	(0.07)
Net asset value, end of year	$10.88	$11.02	$9.82	$9.62	$9.31
Total Return[3]
Based on net asset value	7.26%	16.01%	9.49%	4.25%[4]	14.97%[5]
Ratios to Average Net Assets
Total expenses	1.43%[6]	1.69%[7]	1.77%[8]	1.80%[9]	1.94%[10]
Total expenses after fees waived and/or reimbursed	0.71%[6]	0.76%[7]	0.91%[8]	0.92%[9]	0.88%[10]
Net investment income	1.19%[6]	1.80%[7]	1.59%[8]	1.01%[9]	1.04%[10]
Supplemental Data
Net assets, end of year (000)	$9,567	$7,634	$9,304	$7,463	$7,763
Portfolio turnover rate	66%	92%	73%	117%	114%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.85% for the Class R Shares.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.45%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active 2035 Fund

	Institutional
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$11.34	$10.07
Net investment income[2]	0.16	0.13
Net realized and unrealized gain	0.72	1.60
Net increase from investment operations	0.88	1.73
Distributions from:[3]
Net investment income	(0.23)	(0.22)
Net realized gain	(0.73)	(0.24)
Total distributions	(0.96)	(0.46)
Net asset value, end of period	$11.26	$11.34
Total Return[4]
Based on net asset value	8.17%	18.13%[5]
Ratios to Average Net Assets
Total expenses	1.40%[6]	2.35%[7,8]
Total expenses after fees waived and/or reimbursed	0.22%[6]	0.26%[7,8]
Net investment income	1.47%[6]	2.20%[7,8]
Supplemental Data
Net assets, end of period (000)	$102	$30
Portfolio turnover rate	61%	104%[9]

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Annualized.
[9]	Portfolio turnover is representative of the Fund for the entire year.

Financial Highlights (continued)

BlackRock LifePath® Active 2035 Fund (continued)

	Investor A
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.25	$9.97	$9.39	$9.07	$7.93
Net investment income[1]	0.15	0.18	0.14	0.07	0.08
Net realized and unrealized gain	0.69	1.52	0.74	0.32	1.12
Net increase from investment operations	0.84	1.70	0.88	0.39	1.20
Distributions from:[2]
Net investment income	(0.20)	(0.18)	(0.12)	(0.07)	(0.06)
Net realized gain	(0.73)	(0.24)	(0.18)	—	—
Total distributions	(0.93)	(0.42)	(0.30)	(0.07)	(0.06)
Net asset value, end of year	$11.16	$11.25	$9.97	$9.39	$9.07
Total Return[3]
Based on net asset value	7.94%	17.66%	9.71%	4.32%[4]	15.21%[4]
Ratios to Average Net Assets
Total expenses	1.47%[5]	2.08%[6]	2.29%[7]	2.16%[8]	2.36%[9]
Total expenses after fees waived and/or reimbursed	0.47%[5]	0.51%[6]	0.67%[7]	0.60%[8]	0.56%[9]
Net investment income	1.35%[5]	1.74%[6]	1.44%[7]	0.77%[8]	0.92%[9]
Supplemental Data
Net assets, end of year (000)	$11,926	$8,329	$4,794	$4,878	$3,227
Portfolio turnover rate	61%	104%	76%	94%	115%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[5]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active 2035 Fund (concluded)

	Class R
	Year ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.18	$9.92	$9.31	$9.00	$7.89
Net investment income[1]	0.12	0.16	0.11	0.05	0.05
Net realized and unrealized gain	0.69	1.50	0.75	0.31	1.11
Net increase from investment operations	0.81	1.66	0.86	0.36	1.16
Distributions from:[2]
Net investment income	(0.18)	(0.16)	(0.07)	(0.05)	(0.05)
Net realized gain	(0.73)	(0.24)	(0.18)	—	—
Total distributions	(0.91)	(0.40)	(0.25)	(0.05)	(0.05)
Net asset value, end of year	$11.08	$11.18	$9.92	$9.31	$9.00
Total Return[3]
Based on net asset value	7.65%	17.30%	9.53%	3.96%[4]	14.76%[5]
Ratios to Average Net Assets
Total expenses	1.72%[6]	2.36%[7]	2.62%[8]	2.43%[9]	2.85%[10]
Total expenses after fees waived and/or reimbursed	0.71%[6]	0.75%[7]	0.91%[8]	0.91%[9]	0.91%[10]
Net investment income	1.08%[6]	1.53%[7]	1.20%[8]	0.48%[9]	0.56%[10]
Supplemental Data
Net assets, end of year (000)	$8,060	$4,797	$3,248	$3,273	$4,219
Portfolio turnover rate	61%	104%	76%	94%	115%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.64% for the Class R Shares.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active 2040 Fund

	Institutional
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$11.48	$9.96
Net investment income[2]	0.18	0.12
Net realized and unrealized gain	0.75	1.76
Net increase from investment operations	0.93	1.88
Distributions from:[3]
Net investment income	(0.24)	(0.20)
Net realized gain	(0.65)	(0.16)
Total distributions	(0.89)	(0.36)
Net asset value, end of period	$11.52	$11.48
Total Return[4]
Based on net asset value	8.49%	19.72%[5]
Ratios to Average Net Assets
Total expenses	1.26%[6]	1.94%[7,8]
Total expenses after fees waived and/or reimbursed	0.22%[6]	0.26%[7,8]
Net investment income	1.56%[6]	1.81%[7,8]
Supplemental Data
Net assets, end of period (000)	$120	$88
Portfolio turnover rate	57%	102%[9]

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.48%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Annualized.
[9]	Portfolio turnover is representative of the Fund for the entire year.

Financial Highlights (continued)

BlackRock LifePath® Active 2040 Fund (continued)

	Investor A
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.37	$9.86	$9.50	$9.17	$8.01
Net investment income[1]	0.15	0.18	0.13	0.08	0.07
Net realized and unrealized gain	0.75	1.65	0.73	0.32	1.14
Net increase from investment operations	0.90	1.83	0.86	0.40	1.21
Distributions from:[2]
Net investment income	(0.22)	(0.16)	(0.11)	(0.07)	(0.05)
Net realized gain	(0.65)	(0.16)	(0.39)	—	—
Total distributions	(0.87)	(0.32)	(0.50)	(0.07)	(0.05)
Net asset value, end of year	$11.40	$11.37	$9.86	$9.50	$9.17
Total Return[3]
Based on net asset value	8.25%	19.08%	9.56%	4.30%[4]	15.21%[5]
Ratios to Average Net Assets
Total expenses	1.41%[6]	1.80%[7]	2.05%[8]	2.16%[9]	2.34%[10]
Total expenses after fees waived and/or reimbursed	0.47%[6]	0.51%[7]	0.68%[8]	0.66%[9]	0.66%[10]
Net investment income	1.36%[6]	1.68%[7]	1.38%[8]	0.82%[9]	0.84%[10]
Supplemental Data
Net assets, end of year (000)	$13,008	$11,640	$6,203	$5,199	$4,621
Portfolio turnover rate	57%	102%	68%	99%	114%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[5]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.08% for the Investor A Shares.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.48%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active 2040 Fund (concluded)

	Class R
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.32	$9.83	$9.47	$9.14	$7.99
Net investment income[1]	0.12	0.16	0.10	0.05	0.06
Net realized and unrealized gain	0.76	1.63	0.73	0.33	1.13
Net increase from investment operations	0.88	1.79	0.83	0.38	1.19
Distributions from:[2]
Net investment income	(0.19)	(0.14)	(0.08)	(0.05)	(0.04)
Net realized gain	(0.65)	(0.16)	(0.39)	—	—
Total distributions	(0.84)	(0.30)	(0.47)	(0.05)	(0.04)
Net asset value, end of year	$11.36	$11.32	$9.83	$9.47	$9.14
Total Return[3]
Based on net asset value	8.06%	18.71%	9.20%	4.18%[4]	14.93%[5]
Ratios to Average Net Assets
Total expenses	1.67%[6]	2.10%[7]	2.35%[8]	2.51%[9]	2.83%[10]
Total expenses after fees waived and/or reimbursed	0.71%[6]	0.75%[7]	0.91%[8]	0.91%[9]	0.91%[10]
Net investment income	1.07%[6]	1.53%[7]	1.09%[8]	0.56%[9]	0.65%[10]
Supplemental Data
Net assets, end of year (000)	$7,346	$5,786	$5,211	$3,414	$3,496
Portfolio turnover rate	57%	102%	68%	99%	114%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81% for the Class R Shares.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.48%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active 2045 Fund

	Institutional
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$12.14	$10.38
Net investment income[2]	0.19	0.14
Net realized and unrealized gain	0.78	1.95
Net increase from investment operations	0.97	2.09
Distributions from:[3]
Net investment income	(0.24)	(0.22)
Net realized gain	(0.62)	(0.11)
Total distributions	(0.86)	(0.33)
Net asset value, end of period	$12.25	$12.14
Total Return[4]
Based on net asset value	8.31%	20.95%[5]
Ratios to Average Net Assets
Total expenses	1.96%[6]	2.93%[7,8]
Total expenses after fees waived and/or reimbursed	0.22%[6]	0.25%[7,8]
Net investment income	1.61%[6]	1.89%[7,8]
Supplemental Data
Net assets, end of period (000)	$72	$73
Portfolio turnover rate	72%	101%[9]

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Annualized.
[9]	Portfolio turnover is representative of the Fund for the entire year.

Financial Highlights (continued)

BlackRock LifePath® Active 2045 Fund (continued)

	Investor A
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.99	$10.24	$9.55	$9.21	$8.08
Net investment income[1]	0.15	0.18	0.13	0.07	0.07
Net realized and unrealized gain	0.78	1.86	0.82	0.35	1.10
Net increase from investment operations	0.93	2.04	0.95	0.42	1.17
Distributions from:[2]
Net investment income	(0.22)	(0.18)	(0.10)	(0.08)	(0.04)
Net realized gain	(0.62)	(0.11)	(0.16)	—	—
Total distributions	(0.84)	(0.29)	(0.26)	(0.08)	(0.04)
Net asset value, end of year	$12.08	$11.99	$10.24	$9.55	$9.21
Total Return[3]
Based on net asset value	8.02%	20.45%	10.29%	4.50%[4]	14.55%[4]
Ratios to Average Net Assets
Total expenses	2.00%[5]	2.80%[6]	3.50%[7]	4.24%[8]	4.76%[9]
Total expenses after fees waived and/or reimbursed	0.47%[5]	0.50%[6]	0.70%[7]	0.67%[8]	0.67%[9]
Net investment income	1.29%[5]	1.59%[6]	1.33%[7]	0.73%[8]	0.83%[9]
Supplemental Data
Net assets, end of year (000)	$6,396	$4,944	$2,641	$1,656	$950
Portfolio turnover rate	72%	101%	103%	82%	123%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[5]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active 2045 Fund (concluded)

	Class R
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.90	$10.16	$9.48	$9.15	$8.04
Net investment income[1]	0.12	0.15	0.11	0.05	0.05
Net realized and unrealized gain	0.77	1.85	0.80	0.34	1.10
Net increase from investment operations	0.89	2.00	0.91	0.39	1.15
Distributions from:[2]
Net investment income	(0.18)	(0.15)	(0.07)	(0.06)	(0.04)
Net realized gain	(0.62)	(0.11)	(0.16)	—	—
Total distributions	(0.80)	(0.26)	(0.23)	(0.06)	(0.04)
Net asset value, end of year	$11.99	$11.90	$10.16	$9.48	$9.15
Total Return[3]
Based on net asset value	7.79%	20.14%	9.92%	4.24%[4]	14.38%[5]
Ratios to Average Net Assets
Total expenses	2.20%[6]	3.04%[7]	3.78%[8]	4.41%[9]	5.29%[10]
Total expenses after fees waived and/or reimbursed	0.70%[6]	0.74%[7]	0.94%[8]	0.91%[9]	0.91%[10]
Net investment income	1.00%[6]	1.39%[7]	1.10%[8]	0.50%[9]	0.55%[10]
Supplemental Data
Net assets, end of year (000)	$6,527	$3,447	$2,526	$2,168	$2,094
Portfolio turnover rate	72%	101%	103%	82%	123%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.25% for the Class R Shares.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active 2050 Fund

	Institutional
	Year Ended October 31, 2014	Period November 27, 2012[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$11.11	$9.45
Net investment income[2]	0.16	0.13
Net realized and unrealized gain	0.77	1.87
Net increase from investment operations	0.93	2.00
Distributions from:[3]
Net investment income	(0.21)	(0.20)
Net realized gain	(0.52)	(0.14)
Total distributions	(0.73)	(0.34)
Net asset value, end of period	$11.31	$11.11
Total Return[4]
Based on net asset value	8.69%	22.07%[5]
Ratios to Average Net Assets
Total expenses	1.91%[6]	3.16%[7,8]
Total expenses after fees waived and/or reimbursed	0.24%[6]	0.24%[7,8]
Net investment income	1.49%[6]	1.60%[7,8]
Supplemental Data
Net assets, end of period (000)	$180	$136
Portfolio turnover rate	68%	93%[9]

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Annualized.
[9]	Portfolio turnover is representative of the Fund for the entire year.

Financial Highlights (continued)

BlackRock LifePath® Active 2050 Fund (continued)

	Investor A
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.00	$9.35	$8.99	$8.71	$7.58
Net investment income[1]	0.14	0.15	0.12	0.07	0.07
Net realized and unrealized gain	0.75	1.80	0.70	0.31	1.10
Net increase from investment operations	0.89	1.95	0.82	0.38	1.17
Distributions from:[2]
Net investment income	(0.19)	(0.16)	(0.10)	(0.07)	(0.04)
Net realized gain	(0.52)	(0.14)	(0.36)	(0.03)	—
Total distributions	(0.71)	(0.30)	(0.46)	(0.10)	(0.04)
Net asset value, end of year	$11.18	$11.00	$9.35	$8.99	$8.71
Total Return[3]
Based on net asset value	8.38%	21.47%	9.69%	4.39%[4]	15.42%[4]
Ratios to Average Net Assets
Total expenses	2.27%[5]	3.40%[6]	4.42%[7]	4.87%[8]	5.60%[9]
Total expenses after fees waived and/or reimbursed	0.48%[5]	0.49%[6]	0.68%[7]	0.67%[8]	0.67%[9]
Net investment income	1.23%[5]	1.52%[6]	1.35%[7]	0.73%[8]	0.83%[9]
Supplemental Data
Net assets, end of year (000)	$5,965	$4,009	$2,000	$1,374	$1,063
Portfolio turnover rate	68%	93%	81%	96%	104%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.
[5]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active 2050 Fund (concluded)

	Class R
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.96	$9.31	$8.95	$8.68	$7.56
Net investment income[1]	0.10	0.14	0.10	0.04	0.05
Net realized and unrealized gain	0.76	1.79	0.69	0.32	1.09
Net increase from investment operations	0.86	1.93	0.79	0.36	1.14
Distributions from:[2]
Net investment income	(0.16)	(0.14)	(0.07)	(0.06)	(0.02)
Net realized gain	(0.52)	(0.14)	(0.36)	(0.03)	—
Total distributions	(0.68)	(0.28)	(0.43)	(0.09)	(0.02)
Net asset value, end of year	$11.14	$10.96	$9.31	$8.95	$8.68
Total Return[3]
Based on net asset value	8.10%	21.31%	9.32%	4.17%[4]	15.13%[4]
Ratios to Average Net Assets
Total expenses	2.45%[5]	3.66%[6]	4.72%[7]	5.17%[8]	6.20%[9]
Total expenses after fees waived and/or reimbursed	0.72%[5]	0.73%[6]	0.92%[7]	0.91%[8]	0.91%[9]
Net investment income	0.93%[5]	1.37%[6]	1.12%[7]	0.48%[8]	0.58%[9]
Supplemental Data
Net assets, end of year (000)	$5,811	$2,626	$2,165	$1,688	$1,506
Portfolio turnover rate	68%	93%	81%	96%	104%

[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Includes payment received from an affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

Financial Highlights (continued)

BlackRock LifePath® Active 2055 Fund

	Institutional
	Year Ended October 31, 2014	Period February 28, 2013[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$11.43	$10.00
Net investment income[2]	0.19	0.08
Net realized and unrealized gain	0.87	1.35
Net increase from investment operations	1.06	1.43
Distributions from:[3]
Net investment income	(0.26)	—
Net realized gain	(0.12)	—
Total distributions	(0.38)	—
Net asset value, end of period	$12.11	$11.43
Total Return[4]
Based on net asset value	9.28%	14.30%[5]
Ratios to Average Net Assets
Total expenses	6.44%[6]	11.19%[7,8,9]
Total expenses after fees waived and/or reimbursed	0.24%[6]	0.24%[7,9]
Net investment income	1.60%[6]	1.05%[7,9]
Supplemental Data
Net assets, end of period (000)	$30	$29
Portfolio turnover rate	47%	45%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional would have been 12.47%.
[9]	Annualized.

Financial Highlights (continued)

BlackRock LifePath® Active 2055 Fund (continued)

	Investor A
	Year Ended October 31, 2014	Period February 28, 2013[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of year	$11.42	$10.00
Net investment income[2]	0.13	0.06
Net realized and unrealized gain	0.88	1.36
Net increase from investment operations	1.01	1.42
Distributions from:[3]
Net investment income	(0.25)	—
Net realized gain	(0.12)	—
Total distributions	(0.37)	—
Net asset value, end of year	$12.06	$11.42
Total Return[4]
Based on net asset value	8.96%	14.20%[5]
Ratios to Average Net Assets
Total expenses	6.74%[6]	9.51%[7,8,9]
Total expenses after fees waived and/or reimbursed	0.49%[6]	0.49%[7,9]
Net investment income	1.08%[6]	0.80%[7,9]
Supplemental Data
Net assets, end of year (000)	$201	$81
Portfolio turnover rate	47%	45%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor A would have been 10.80%.
[9]	Annualized.

Financial Highlights (concluded)

BlackRock LifePath® Active 2055 Fund (concluded)

	Class R
	Year Ended October 31, 2014	Period February 28, 2013[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$11.40	$10.00
Net investment income[2]	0.12	0.04
Net realized and unrealized gain	0.86	1.36
Net increase from investment operations	0.98	1.40
Distributions from:[3]
Net investment income	(0.21)	—
Net realized gain	(0.12)	—
Total distributions	(0.33)	—
Net asset value, end of period	$12.05	$11.40
Total Return[4]
Based on net asset value	8.71%	14.00%[5]
Ratios to Average Net Assets
Total expenses	7.49%[6]	11.84%[7,8,9]
Total expenses after fees waived and/or reimbursed	0.73%[6]	0.73%[7,9]
Net investment income	1.07%[6]	0.57%[7,9]
Supplemental Data
Net assets, end of period (000)	$38	$28
Portfolio turnover rate	47%	45%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class R would have been 13.12%.
[9]	Annualized.

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

■	Access the BlackRock website at http://www.blackrock.com/edelivery; and
■	Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Certain Fund Policies

Anti-Money Laundering Requirements

Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism, or economic sanctions.

Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about a Fund, please see the SAI.

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies and pooled investment vehicles in which a Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Barclays U.S. Aggregate Bond Index — A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index — An index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.

Bloomberg Commodity Index — A broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Index is composed of futures contracts on physical commodities. The index is designed to minimize concentration in any one commodity or sector.

FTSE EPRA/NAREIT Developed Real Estate U.S. Index — A global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe and Asia.

Management Fee — a fee paid to BlackRock for managing a Fund.

MSCI ACWI ex-U.S. IMI Index — The MSCI All Country World ex-U.S. Investable Market Index measures the investment return of stocks issued by companies located outside the United States.

MSCI EAFE Index — A free-float adjusted, market capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Other Expenses — include accounting, transfer agency, custody, professional fees and registration fees.

Russell Indexes — A group of indexes that are widely used to benchmark investment performance. The most common Russell index is the Russell 2000 Index, an index of U.S. small-cap stocks, which measures the performance of the 2,000 smallest U.S. companies in the Russell 3000 Index.

Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.

Shareholder Fees — these fees include sales charges that you may pay when you buy or sell shares of a Fund.

For More Information

Fund and Service Providers

FUND

BlackRock Funds II
    BlackRock LifePath® Active Retirement Fund
    BlackRock LifePath® Active 2020 Fund
    BlackRock LifePath® Active 2025 Fund
    BlackRock LifePath® Active 2030 Fund
    BlackRock LifePath® Active 2035 Fund
    BlackRock LifePath® Active 2040 Fund
    BlackRock LifePath® Active 2045 Fund
    BlackRock LifePath® Active 2050 Fund
    BlackRock LifePath® Active 2055 Fund
100 Bellevue Parkway
Wilmington, Delaware 19809

Written Correspondence:
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01588
(800) 441-7762

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1700
Philadelphia, Pennsylvania 19103

ACCOUNTING SERVICES PROVIDER

BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022

CUSTODIAN

The Bank of New York Mellon
One Wall Street
New York, New York 10286

COUNSEL

Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Additional Information

For more information:

This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of a Fund’s investments. The annual report describes a Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected a Fund’s performance for the last fiscal year.

Statement of Additional Information

A Statement of Additional Information (“SAI”), dated February 27, 2015, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day.
Call: (800) 441-7762.

Purchases and Redemptions

Call your Financial Intermediary or BlackRock Investor Services at (800) 441-7762.

World Wide Web

General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock Funds II
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail

BlackRock Funds II
4400 Computer Drive
Westborough, Massachusetts 01588

Internal Wholesalers/Broker Dealer Support

Available on any business day to support investment professionals. Call: (800) 882-0052.

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549. Information about obtaining documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-22061
© BlackRock Advisors, LLC

PRO-LCPP-0215R2

FEBRUARY 27, 2015, AS AMENDED DECEMBER 22, 2015

PROSPECTUS

BlackRock LifePath® Active Funds of BlackRock Funds II  |  Class K Shares

>	BlackRock LifePath® Active Retirement Fund Class K: BIPBX
>	BlackRock LifePath® Active 2020 Fund Class K: BIPCX
>	BlackRock LifePath® Active 2025 Fund Class K: BIPDX
>	BlackRock LifePath® Active 2030 Fund Class K: BIPEX
>	BlackRock LifePath® Active 2035 Fund Class K: BIPGX
>	BlackRock LifePath® Active 2040 Fund Class K: BIPHX
>	BlackRock LifePath® Active 2045 Fund Class K: BIPJX
>	BlackRock LifePath® Active 2050 Fund Class K: BIPKX
>	BlackRock LifePath® Active 2055 Fund Class K: BIPLX

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Fund Overview
Key facts and details about the Funds listed in this prospectus, including investment objectives, principal investment strategies, principal risk factors, fee and expense information, and historical performance information

	Key Facts About BlackRock LifePath® Active Retirement Fund	3
	Key Facts About BlackRock LifePath® Active 2020 Fund	9
	Key Facts About BlackRock LifePath® Active 2025 Fund	16
	Key Facts About BlackRock LifePath® Active 2030 Fund	23
	Key Facts About BlackRock LifePath® Active 2035 Fund	30
	Key Facts About BlackRock LifePath® Active 2040 Fund	37
	Key Facts About BlackRock LifePath® Active 2045 Fund	44
	Key Facts About BlackRock LifePath® Active 2050 Fund	51
	Key Facts About BlackRock LifePath® Active 2055 Fund	58
	Important Additional Information	64

Details About the Funds	Investment Time Horizons	65
	Which Fund to Consider	66
	A Further Discussion of the Principal Investment Strategies	66
	Investment Risks	68
	Information About Underlying Funds	85

Account Information	Information about account services, sales charges and waivers, shareholder transactions, and distributions and other payments
	Details About the Share Class	186
	How to Buy, Sell and Transfer Shares	187
	Funds’ Rights	192
	Short-Term Trading Policy	192

Management of the Funds	Information about BlackRock and the Portfolio Manager
	BlackRock	194
	Portfolio Manager Information	196
	Conflicts of Interest	196
	Valuation of Fund Investments	197
	Dividends, Distributions and Taxes	198

Financial Highlights	Financial Performance of the Funds	200

General Information	Shareholder Documents	209
	Certain Fund Policies	209
	Statement of Additional Information	210
Glossary	Glossary of Investment Terms	211

For More Information	Fund and Service Providers	Inside Back Cover
	Additional Information	Back Cover

Fund Overview

Key Facts About BlackRock LifePath® Active Retirement Fund

Investment Objective

The investment objective of BlackRock LifePath® Active Retirement Fund (the “Retirement Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	0.88%
Acquired Fund Fees and Expenses[2]	0.53%
Total Annual Fund Operating Expenses[2]	1.41%
Fee Waivers and/or Expense Reimbursements[3]	(0.88)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.53%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 189, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets until March 1, 2025, and (ii) 0.00% (for (for Class K Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$54	$359	$687	$1,615

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

3

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. In pursuit of its investment objective, the Fund will be broadly diversified across global asset classes, and will generally seek to maintain an asset allocation of 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, although the allocation may shift over time depending on market conditions. The Fund may also seek asset allocation to equity and fixed income by investing in underlying funds that invest in a mix of equity and fixed income (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income underlying fund percentages noted above based on the multi-asset fund’s underlying investments in equity and fixed income instruments. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Although the Fund will generally seek to maintain an asset allocation of 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/– 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective.

Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

The allocation to underlying funds that invest in equity may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Because the Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Fund’s risk profile.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

4

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New

5

regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

6

■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to December 31, 2014 as reflected in the bar chart and the table are the returns of the Fund when it had a different investment objective and followed different investment strategies. The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class. The table compares the Fund’s performance to that of the Barclays U.S. Aggregate Bond Index® and the Retirement Custom Benchmark. The Retirement Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The Retirement Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the Retirement Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares
ANNUAL TOTAL RETURNS
Retirement Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 12.52% (quarter ended September 30, 2009) and the lowest return for a quarter was –13.35% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active Retirement Fund — Class K Shares
Return Before Taxes	4.67%	8.35%	5.16%
Return After Taxes on Distributions	1.75%	6.57%	3.78%
Return After Taxes on Distributions and Sale of Shares	3.65%	6.13%	3.67%
Barclays U.S. Aggregate Bond Index® (Reflects no deduction for fees, expenses or taxes)	5.97%	4.45%	5.01%
Retirement Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	5.24%	7.64%	4.28%

7

[1]	The Retirement Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”).

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

8

Fund Overview

Key Facts About BlackRock LifePath® Active 2020 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2020 Fund (the “2020 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	0.75%
Acquired Fund Fees and Expenses[2]	0.56%
Total Annual Fund Operating Expenses[2]	1.31%
Fee Waivers and/or Expense Reimbursements[3]	(0.75)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.56%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 189, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets until March 1, 2025, and (ii) 0.00% (for Class K Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$57	$341	$646	$1,513

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

9

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).
The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in

10

funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or muli-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2020, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

11

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

12

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

13

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2020.” The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2020 Custom Benchmark. The 2020 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2020 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2020 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares
ANNUAL TOTAL RETURNS
2020 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 12.99% (quarter ended September 30, 2009) and the lowest return for a quarter was –14.54% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2020 Fund — Class K Shares
Return Before Taxes	4.57%	8.85%	5.15%
Return After Taxes on Distributions	2.27%	7.15%	3.85%
Return After Taxes on Distributions and Sale of Shares	3.54%	6.59%	3.71%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	15.64%	6.80%
2020 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	5.45%	8.32%	4.36%

[1]	The 2020 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

14

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”).

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

15

Fund Overview

Key Facts About BlackRock LifePath® Active 2025 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2025 Fund (the “2025 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	0.81%
Acquired Fund Fees and Expenses[2]	0.59%
Total Annual Fund Operating Expenses[2]	1.40%
Fee Waivers and/or Expense Reimbursements[3]	(0.81)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.59%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 189, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets until March 1, 2025, and (ii) 0.00% (for Class K Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$60	$363	$688	$1,610

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

16

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in

17

funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2025, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

18

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

19

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

20

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2025.” The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2025 Custom Benchmark. The 2025 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2025 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2025 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares
ANNUAL TOTAL RETURNS
2025 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 13.82% (quarter ended September 30, 2009) and the lowest return for a quarter was –16.35% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2025 Fund — Class K Shares
Return Before Taxes	5.04%	9.35%	5.10%
Return After Taxes on Distributions	2.48%	7.71%	3.89%
Return After Taxes on Distributions and Sale of Shares	4.01%	6.99%	3.70%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	15.64%	6.80%
2025 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	5.66%	8.94%	4.21%

[1]	The 2025 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

21

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”).

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

22

Fund Overview

Key Facts About BlackRock LifePath® Active 2030 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2030 Fund (the “2030 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	0.77%
Acquired Fund Fees and Expenses[2]	0.61%
Total Annual Fund Operating Expenses[2]	1.38%
Fee Waivers and/or Expense Reimbursements[3]	(0.77)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.61%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 189, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets until March 1, 2025, and (ii) 0.00% (for Class K Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$62	$361	$682	$1,591

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

23

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in

24

funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2030, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

25

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

26

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

27

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2030.” The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2030 Custom Benchmark. The 2030 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2030 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2030 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares
ANNUAL TOTAL RETURNS
2030 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 14.84% (quarter ended June 30, 2009) and the lowest return for a quarter was –18.14% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2030 Fund — Class K Shares
Return Before Taxes	4.32%	9.46%	4.77%
Return After Taxes on Distributions	1.96%	7.70%	3.56%
Return After Taxes on Distributions and Sale of Shares	3.70%	7.10%	3.50%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	15.64%	6.80%
2030 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	5.83%	9.51%	3.68%

[1]	The 2030 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

28

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”).

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

29

Fund Overview

Key Facts About BlackRock LifePath® Active 2035 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2035 Fund (the “2035 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	1.07%
Acquired Fund Fees and Expenses[2]	0.62%
Total Annual Fund Operating Expenses[2]	1.69%
Fee Waivers and/or Expense Reimbursements[3]	(1.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.62%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 189, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets until March 1, 2025, and (ii) 0.00% (for Class K Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$63	$413	$787	$1,838

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

30

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in

31

funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2035, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

32

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

33

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

34

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2035.” The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2035 Custom Benchmark. The 2035 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2035 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2035 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares
ANNUAL TOTAL RETURNS
2035 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 15.66% (quarter ended June 30, 2009) and the lowest return for a quarter was –19.31% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2035 Fund — Class K Shares
Return Before Taxes	4.31%	9.62%	4.38%
Return After Taxes on Distributions	2.54%	8.33%	3.50%
Return After Taxes on Distributions and Sale of Shares	3.49%	7.46%	3.33%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	15.64%	6.80%
2035 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	5.97%	9.98%	3.71%

[1]	The 2035 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

35

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”).

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

36

Fund Overview

Key Facts About BlackRock LifePath® Active 2040 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2040 Fund (the “2040 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	0.97%
Acquired Fund Fees and Expenses[2]	0.66%
Total Annual Fund Operating Expenses[2]	1.63%
Fee Waivers and/or Expense Reimbursements[3]	(0.97)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.66%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 189, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets until March 1, 2025, and (ii) 0.00% (for Class K Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$67	$426	$808	$1,881

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

37

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in

38

funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2040, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

39

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

40

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

41

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2040.” The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2040 Custom Benchmark. The 2040 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2040 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2040 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares
ANNUAL TOTAL RETURNS
2040 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 15.67% (quarter ended June 30, 2009) and the lowest return for a quarter was –19.19% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2040 Fund — Class K Shares
Return Before Taxes	4.31%	9.92%	4.77%
Return After Taxes on Distributions	1.81%	8.39%	3.73%
Return After Taxes on Distributions and Sale of Shares	4.01%	7.61%	3.58%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	15.64%	6.80%
2040 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	6.10%	10.37%	3.97%

[1]	The 2040 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

42

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”).

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

43

Fund Overview

Key Facts About BlackRock LifePath® Active 2045 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2045 Fund (the “2045 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	1.65%
Acquired Fund Fees and Expenses[2]	0.65%
Total Annual Fund Operating Expenses[2]	2.30%
Fee Waivers and/or Expense Reimbursements[3]	(1.65)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.65%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 189, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets until March 1, 2025, and (ii) 0.00% (for Class K Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$66	$422	$803	$1,870

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

44

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in

45

funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2045, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

46

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.

■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

47

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

48

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2045.” The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2045 Custom Benchmark. The 2045 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2045 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2045 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares
ANNUAL TOTAL RETURNS
2045 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 15.63% (quarter ended June 30, 2009) and the lowest return for a quarter was –18.92% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2045 Fund — Class K Shares
Return Before Taxes	3.76%	10.22%	5.03%
Return After Taxes on Distributions	1.92%	9.03%	4.22%
Return After Taxes on Distributions and Sale of Shares	3.38%	7.94%	3.85%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	15.64%	6.80%
2045 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	6.27%	10.73%	4.19%

[1]	The 2045 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

49

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”).

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

50

Fund Overview

Key Facts About BlackRock LifePath® Active 2050 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2050 Fund (the “2050 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	1.78%
Acquired Fund Fees and Expenses[2]	0.63%
Total Annual Fund Operating Expenses[2]	2.41%
Fee Waivers and/or Expense Reimbursements[3]	(1.78)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.63%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 189, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets until March 1, 2025, and (ii) 0.00% (for Class K Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$64	$416	$792	$1,849

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

51

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in

52

funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2050, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

53

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

54

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

55

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to November 27, 2012 as reflected in the bar chart and the table are the returns of the Fund when it followed a different glide path under the name “BlackRock Prepared Portfolio 2050.” The returns for Class K Shares prior to November 27, 2012 are the returns of the predecessor class. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2050 Custom Benchmark. The 2050 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2050 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2050 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares
ANNUAL TOTAL RETURNS
2050 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 15.83% (quarter ended September 30, 2009) and the lowest return for a quarter was –20.51% (quarter ended December 31, 2008).

As of 12/31/14 Average Annual Total Returns	1 Year	5 Years	Since Inception (April 20, 2007)
BlackRock LifePath® Active 2050 Fund — Class K Shares
Return Before Taxes	3.78%	10.41%	4.50%
Return After Taxes on Distributions	2.07%	9.07%	3.53%
Return After Taxes on Distributions and Sale of Shares	3.38%	8.02%	3.34%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	15.64%	6.80%
2050 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	6.45%	11.04%	4.39%

[1]	The 2050 Custom Benchmark reflects the returns of the Barclays U.S. Aggregate Bond Index®, the Russell 3000 Index®, and the MSCI EAFE Index® for periods prior to November 27, 2012, and the returns of the Russell 1000 Index®, the Russell 2000 Index®, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index® and Barclays U.S. TIPS Index for periods subsequent to November 27, 2012.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

56

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”).

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2007	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information and Financial Intermediary compensation, please turn to “Important Additional Information” on page 64 of the prospectus.

57

Fund Overview

Key Facts About BlackRock LifePath® Active 2055 Fund

Investment Objective

The investment objective of BlackRock LifePath® Active 2055 Fund (the “2055 Fund” or the “Fund”) is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee	None
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	6.55%
Acquired Fund Fees and Expenses[2]	0.65%
Total Annual Fund Operating Expenses[2]	7.20%
Fee Waivers and/or Expense Reimbursements[3]	(6.55)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.65%

[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus on page 189, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to (i) 1.00% (for Class K Shares) of average daily net assets until March 1, 2025, and (ii) 0.00% (for Class K Shares) of average daily net assets until March 1, 2016. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$66	$422	$803	$1,870

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

58

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund, which is a fund of funds, allocates and reallocates its assets among a combination of equity, fixed income and money market funds (the “underlying funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock employs a multidimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multidimensional approach, BlackRock aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain underlying funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the “glide path” are general, long-term targets, BlackRock may adjust the proportion of equity funds and fixed income funds in the Fund based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BlackRock may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. The Fund may also seek asset allocation to equity and fixed income by investing in

59

funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity fund and fixed income fund percentages listed for the “glide path” based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BlackRock’s second step in the structuring of the Fund is the selection of the underlying funds. Factors such as fund classifications, historical risk and performance, and the relationship to other underlying funds in the Fund are considered when selecting underlying funds. The specific underlying funds selected for the Fund are determined at BlackRock’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See “Description of Underlying Funds” for a list of the underlying funds, their classification into equity, fixed income or multi-asset funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed income funds, BlackRock seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds), market capitalization (including both large cap and small cap funds), region (including domestic and international (including emerging market) funds), or other factors. The fixed income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or “junk bonds”), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

At the time the Fund reaches its target retirement date in 2055, the asset allocation of the Fund is expected to be 40% in underlying funds that invest in equity and 60% in underlying funds that invest in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of the Fund, the Board of Trustees of the Fund (the “Board”) may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund (such as the BlackRock LifePath® Active Retirement Fund) subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an underlying fund or ETF and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. The Fund may also use derivatives as part of a strategy designed to reduce exposure to other risks and to enhance returns, in which case their use would involve leveraging risk.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

60

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s portfolio would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■	Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

61

—	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Investments in Mutual Funds and ETFs Risk — The Fund’s investments are concentrated in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade bonds, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund.
■	REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Small and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

62

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 1000 Index® and the 2055 Custom Benchmark. The 2055 Custom Benchmark reflects the investment advisor’s change of the component indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. The 2055 Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the 2055 Custom Benchmark’s actual allocation over time, which may be different than the current allocation. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Class K Shares
ANNUAL TOTAL RETURNS
2055 Fund
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 3.77% (quarter ended June 30, 2014) and the lowest return for a quarter was –1.74% (quarter ended September 30, 2014).

As of 12/31/14 Average Annual Total Returns	1 Year	Since Inception (February 28, 2013)
BlackRock LifePath® Active 2055 Fund — Class K Shares
Return Before Taxes	3.73%	12.78%
Return After Taxes on Distributions	1.56%	10.83%
Return After Taxes on Distributions and Sale of Shares	3.69%	9.57%
Russell 1000 Index® (Reflects no deduction for fees, expenses or taxes)	13.24%	20.65%
2055 Custom Benchmark[1] (Reflects no deduction for fees, expenses or taxes)	6.59%	12.20%

[1]	The 2055 Custom Benchmark reflects the returns of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index and Barclays U.S. TIPS Index.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Manager

The Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”).

63

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2013	Managing Director, BlackRock, Inc.

* * *

For important information about the purchase and sale of Fund shares, tax information, and Financial Intermediary compensation, please see “Important Additional Information” below.

Important Additional Information

Purchase and Sale of Fund Shares

Class K Shares of each Fund are available only to (i) employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (“Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares, (iii) “Institutional Investors,” which include but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Fund’s distributor to purchase such shares and (iv) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares prior to September 1, 2015 and have continually held Class K Shares of the Fund in the same account since September 1, 2015.

You may purchase or redeem shares of a Fund each day the New York Stock Exchange is open. Purchase orders may also be placed by calling (800) 537-4942, by mail (c/o BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019), or online at www.blackrock.com. Institutional Investors are subject to a $5 million minimum initial investment requirement. Other investors, including Employer-Sponsored Retirement Plans, have no minimum initial investment requirement. There is no minimum investment amount for additional purchases.

Tax Information

Different income tax rules apply depending on whether you are invested through an “exempt plan.” Specifically, because of the special tax rules applicable to investments by qualified plans exempt from tax under section 401(a) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), if you are invested through such a plan, you will not be taxed on dividends paid by the Funds or on the proceeds of a redemption or an exchange of shares of the Funds, provided the shares are not debt-financed property to the plan. If you are not invested through such a plan, the Fund’s dividends and the proceeds from any redemption or exchange may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend a Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

64

Details About the Funds

Included in this prospectus are sections that tell you about buying and selling shares, management information, shareholder features of the BlackRock LifePath® Active Retirement Fund (the “Retirement Fund”), the BlackRock LifePath® Active 2020 Fund (the “2020 Fund”), the BlackRock LifePath® Active 2025 Fund (the “2025 Fund”), the BlackRock LifePath® Active 2030 Fund (the “2030 Fund”), the BlackRock LifePath® Active 2035 Fund (the “2035 Fund”), the BlackRock LifePath® Active 2040 Fund (the “2040 Fund”), the BlackRock LifePath® Active 2045 Fund (the “2045 Fund”), the BlackRock LifePath® Active 2050 Fund (the “2050 Fund”) and the BlackRock LifePath® Active 2055 Fund (the “2055 Fund”) (each a “Fund” and collectively the “Funds”) and your rights as a shareholder.

Investment Time Horizons

The Funds are intended to provide distinct investment programs to meet the different investment objectives, time horizons and risk tolerances of a range of investors. Each Fund is managed for a specific target retirement date (the date included in the name of the Fund), except for the Retirement Fund, which is already in its “retirement phase.” Each of the Funds was created by BlackRock Advisors, LLC (“BlackRock”), the Funds’ manager.

An investor’s time horizon marks the point when the investor plans to start making net withdrawals from his or her investments, in other words, the time when they will cease making new contributions to their investments. For many Fund investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other Fund investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each Fund has its own time horizon, which affects the targeted risk level of that Fund and, in turn, its asset allocation.

The allocations for the Retirement Fund reflect the expectation that investors in or near retirement, or otherwise seeking current income, are willing to take some risk of loss of their investment in hopes of achieving moderate long-term growth of capital. The Retirement Fund is designed to help balance three risk factors that investors face during retirement: market risk (potential declines in market values), longevity risk (living longer than expected) and inflation risk (loss of purchasing power). Specifically, the Retirement Fund seeks to enable investors to maintain a steady withdrawal rate (about 3-5% per year) throughout their retirement while minimizing the risk of exhausting their investment. The withdrawal rate is the rate at which investors can redeem shares from the Fund, which is not necessarily equal to the rate of return of the Fund. There is no guarantee that the performance of the Retirement Fund will be sufficient to enable this withdrawal rate or that any one withdrawal rate is appropriate for all investors. Investors should work with a financial advisor or other expert to determine a sustainable withdrawal rate for their circumstances, and that withdrawal rate should be periodically reassessed throughout retirement as the value of the investor’s portfolio changes.

The investment objective of each Fund is as follows:

■	The Retirement Fund seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Retirement Fund will be broadly diversified across global asset classes.
■	Each of the 2020 Fund, the 2025 Fund, the 2030 Fund, the 2035 Fund, the 2040 Fund, the 2045 Fund, the 2050 Fund and the 2055 Fund seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, each such Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The investment objective of each Fund is a non-fundamental policy of each Fund and may not be changed without 30 days’ prior notice to shareholders.

You should carefully consider the asset allocation and risks of each Fund before deciding whether to invest.

65

The Funds are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities and fixed income, including money market instruments. To implement the asset allocation strategy, each Fund invests in a combination of underlying funds in proportions based on its own comprehensive investment strategy that gradually becomes more conservative as the year in the Fund’s name approaches, except for the Retirement Fund, which is already in its most conservative phase.

Which Fund to Consider

The first step in choosing which Fund to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of the Funds (except for the Retirement Fund) is actually a year — a “target year” when you might expect to begin withdrawing your money. Selecting the Fund that may be most appropriate for your investment may be as simple as matching your target year with the closest Fund target year.

For example, let’s say that you are investing for retirement purposes, and that you expect to retire at age 65. If you are 45 years old, you have 20 years before retirement. By adding 20 to the current year, you can define your “target year.” If you expect to retire in the year 2032, as in this example, you may conclude that 2030 Fund is the most appropriate Fund for you.

The investment mix of the Funds gradually shifts from a greater concentration of higher-risk investments (namely, underlying funds that invest primarily in equity securities) to a greater concentration of lower-risk investments (namely, underlying funds that invest primarily in fixed income securities), thereby making the Funds increasingly conservative.

In making your investment decision, you should keep in mind:

■	The Funds’ investment strategies derive from the risk tolerance of average investors with a particular time horizon.
■	The Funds’ time horizons are based on the year in their name, except for the Retirement Fund, which is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a Fund with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a Fund with a shorter time horizon. The final choice is yours.

A Further Discussion of the Principal Investment Strategies

The Funds with longer time horizons invest a greater portion of their assets in underlying funds that invest in equity securities, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Funds with shorter time horizons invest a greater portion of their assets in underlying funds that invest in fixed income, including money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the Funds with shorter time horizons have lower expected returns than the Funds with longer time horizons.

As each Fund approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the underlying funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a Fund as it approaches its time horizon.

For example, the Retirement Fund has entered its “retirement phase” and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. This does not mean, however, that it invests exclusively, or primarily, in underlying funds that are money market funds. Rather, because BlackRock believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, almost all of the Retirement Fund’s assets will continue to be allocated to underlying funds that are equity and fixed-income funds.

In determining the allocation of assets to the underlying funds, BlackRock analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the underlying funds. The allocations are monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the Funds, BlackRock focuses on long-term targets and objectives. The progression over time of a Fund’s asset allocation based on the glide path to more conservative asset classes is a

66

relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The underlying funds invest in a mix of equity securities and fixed income securities, including money market instruments. The underlying funds may include funds that seek exposure to commodities (including commodity indexes). Certain underlying funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds, and commodities and derivatives, which are subject to additional risks, as described in the “Details About the Funds — Investment Risks” section of this prospectus. The investment model adjusts each Fund’s risk level by gradually making it more conservative as the year in the Fund’s name approaches, except for the Retirement Fund, which is already in its most conservative phase. Under normal circumstances, each Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs.

When a Fund reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of the Retirement Fund. Such Fund and the Retirement Fund may then continue to operate as separate funds or, subject to approval by the Fund’s Board of Trustees, they may be merged into a single fund.

BlackRock regularly monitors the allocations of the Funds to ensure that they are consistent with each Fund’s current allocation strategy. The Funds may be brought back to the intended allocations either through the direction of daily cash flows to suitable underlying funds or by monthly rebalancing if necessary.

Because each of the Funds invests principally in shares of underlying funds, each is considered “non-diversified” under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial market’s assessment of the financial condition, of a company whose securities are held by the fund. However, in the case of the Funds, this risk is reduced because the underlying funds are themselves generally diversified.

Each Fund may, when consistent with its investment objective, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. A Fund typically uses derivatives as a substitute for taking a position in the underlying asset, and such derivative exposure shall be included in the Fund’s equity or fixed income asset allocation as determined by Fund management. Each Fund may also use derivatives to reduce exposure to other risks, such as currency risk, in which case such derivatives exposure may be included in the Fund’s equity or fixed income allocation as determined by Fund management. Each Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. A Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

Other Strategies

Each Fund may also invest or engage in the following investments/strategies:

■	Money Market Securities — In addition to investing in an underlying money market fund, which may include an affiliated money market fund, each Fund may also invest in high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The Funds will not be deemed to deviate from their normal strategies if they hold these securities pending investments.
■	Temporary Defensive Strategies — It is possible that in extreme market conditions a Fund temporarily may invest some or all of its assets in high quality money market securities. Such a temporary defensive strategy would be inconsistent with a Fund’s principal investment strategies. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the Fund’s opportunity to achieve its investment objective.
ABOUT THE PORTFOLIO MANAGER OF THE FUNDS
Each Fund is managed by a team of financial professionals. Philip Green is the portfolio manager and is primarily responsible for the day-to-day management of each Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio manager.

67

Investment Risks

This section contains a discussion of the general risks of investing in a Fund. The “Investment Objectives and Policies” section in the Statement of Additional Information (“SAI”) also includes more information about each Fund, its investments and the related risks. As with any fund, there can be no guarantee that a Fund will meet its investment objective or that a Fund’s performance will be positive for any period of time. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

By owning shares of underlying funds, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities of U.S. and non-U.S. companies, including small and medium sized companies. Fixed income funds may include funds that invest in domestic and non-U.S. bonds, U.S. Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the underlying funds may invest in derivatives. The risks set forth below are the principal risks of investing in the underlying funds. The principal risks of investing in each Fund are set forth in the relevant Fund’s section of this Prospectus. In the following discussion, references to a “Fund” shall mean any one or more of the relevant underlying funds and the Funds, where applicable (the “Underlying Funds”).

Principal Risks of Investing in the Funds or the Underlying Funds:

■	Affiliated Fund Risk — In managing the Fund, BlackRock will have authority to select and substitute underlying funds. BlackRock may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to BlackRock by some underlying funds are higher than the fees paid by other underlying funds. However, BlackRock is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
■	Allocation Risk — The Fund’s ability to achieve its investment goal depends upon BlackRock’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BlackRock’s evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds’ performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the Fund. If an underlying fund were to change its investment objective or policies, the Fund might be forced to withdraw its investment from the underlying fund at a disadvantageous time and price.
■	Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
■	Commodities Related Investments Risks — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
■	Concentration Risk — Certain Funds may concentrate in a specific industry. A Fund’s strategy of concentrating in a specific industry’s companies means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.
■	Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
■	Corporate Loans Risk — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less

68

exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
■	Counterparty Risk — The counterparty to an over-the-counter derivatives contract or a borrower of the Fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.
■	Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

■	Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
■	Derivatives Risk — Derivatives are volatile and involve significant risks, including:

Volatility Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

69

Market and Liquidity Risk — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.

Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Hedging Risk — When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.

Tax Risk — The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service (the “IRS”).

Regulatory Risk — The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. The Dodd-Frank Wall Street Reform Act (the “Reform Act”) substantially increases regulation of the over-the-counter (“OTC”) derivatives market and participants in that market, including imposing clearing and reporting requirements on transactions involving instruments that fall within the Reform Act’s definition of “swap” and “security-based swap,” which terms generally include OTC derivatives and imposing registration and potential substantive requirements on certain swap and security-based swap market participants. In addition, under the Reform Act, the Fund may be subject to additional recordkeeping and reporting requirements. Other future regulatory developments may also impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BlackRock cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Risks Specific to Certain Derivatives Used by the Fund

Swaps — Swap agreements are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.
Credit Default Swaps — Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund, the underlying funds and/or ETFs. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

70

Forward Foreign Currency Exchange Contracts — Forward foreign currency exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
Indexed and Inverse Securities — Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.
Futures — Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
Options — An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
Contracts for Difference — Contracts for difference are subject to liquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the contracts for difference transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty under the contract for difference and the return on related assets in its portfolio, the contracts for difference transaction may increase the Fund’s financial risk. Contracts for difference, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the Fund is liable. Contracts for difference are not registered with the Securities and Exchange Commission (“SEC”) or any U.S. regulator, and are not subject to U.S. regulation.
Commodity-Linked Derivatives — The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.
Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

71

In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.
Commodity-Linked Notes — Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and general derivatives risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.
■	Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
■	Dollar Rolls Risk — A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the adviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.
■	Emerging Markets Risk — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing

72

private and foreign investments and private property. Many emerging markets do not have income tax treaties with the United States, and as a result, investments by the Fund may be subject to higher withholding taxes in such countries. In addition, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

■	Equity Securities Risk — Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
■	Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.
■	Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Currency Risk — Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the

73

imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

Governmental Supervision and Regulation/Accounting Standards — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as such regulations exist in the United States. They also may not have laws to protect investors that are comparable to U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on material nonpublic information about that company. In addition, some countries may have legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

■	Geographic Concentration Risk — From time to time, the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
■	High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund’s portfolio turnover rate A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later.
■	Income Producing Stock Availability Risk — Depending upon market conditions, income producing common stock that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to produce current income while remaining fully diversified.
■	Inflation-Indexed Bonds Risk — The principal value of an investment is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-indexed bonds.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value.

74

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

■	Investments in Mutual Funds and ETFs Risk — The Fund will invest substantially all of its assets in underlying BlackRock funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund may also directly invest in ETFs. The Fund’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the underlying funds and ETFs. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the underlying funds and ETFs.

One underlying fund may buy the same securities that another underlying fund sells. In addition, the Fund may buy the same securities that an underlying fund sells, or vice-versa. If this happens, an investor in the Fund would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Also, an investor in the Fund may receive taxable gains from portfolio transactions by an underlying fund, as well as taxable gains from transactions in shares of the underlying fund by the Fund. Certain of the underlying funds may hold common portfolio securities, thereby reducing the diversification benefits of the Fund.

As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

■	Investments in Securities Prior to Their Date of Issue Risk — The Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.
■	Investment Style Risk — Because different kinds of stocks go in and out of favor depending on market conditions, the Fund’s performance may be better or worse than other funds with different investment styles (e.g., growth vs. value, large cap vs. small cap).
■	Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
■	Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investment in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

75

■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Mezzanine Securities Risk — Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to the additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.
■	Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
■	Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States at times has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) generally have increased and may continue to increase, and a decline in or flattening of real estate values (as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

76

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:
General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.
Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.
Tax-Exempt Status Risk — In making investments, the Fund and the Manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the Fund nor its Manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. The IRS has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from Federal income tax (contrary to indications from the issuer) could affect the Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.
■	“New Issues” Risk — “New issues” are initial public offerings (“IPOs”) of equity securities. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and therefore investors should not rely on these past gains as an indication of future performances. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering. When an initial public offering is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.
■	Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

77

■	Non-Investment Grade Securities Risk — Although non-investment grade securities generally pay higher rates of interest than investment grade securities, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund. The major risks of non-investment grade investments include:
—	Non-investment grade securities may be issued by less creditworthy issuers. Issuers of non-investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of non-investment grade securities, leaving few or no assets available to repay holders of non-investment grade securities.
—	Prices of non-investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of non-investment grade securities than on other higher rated fixed-income securities.
—	Issuers of non-investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
—	Non-investment grade securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems non-investment grade securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.
—	Non-investment grade securities may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the non-investment grade securities market, and there may be significant differences in the prices quoted for non-investment grade securities by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.
—	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

■	Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
■	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.
■	Real Estate Investment Trust (“REIT”) Investment Risk — In addition to the risks facing real estate related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
■	Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
■	Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to

78

retire in the target year identified in the Fund name, if applicable; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
■	Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.
■	Rights Risk — The failure to exercise subscription rights to purchase common stock would result in the dilution of the Fund’s interest in the issuing company. The market for such rights is not well developed, and, accordingly, the Fund may not always realize full value on the sale of rights.
■	Second Lien Loans Risk — Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien loans generally have greater price volatility than senior loans and may be less liquid.

There is also a possibility that originators will not be able to sell participations in second lien loans, which would create greater credit risk exposure for the holders of such loans. Second lien loans share the same risks as other below investment grade securities.

■	Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.
■	Senior Loans Risk — There is less readily available, reliable information about most senior loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a borrower or its securities limiting the Fund’s investments, and BlackRock relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, the Fund is particularly dependent on the analytical abilities of BlackRock.

An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.

No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Adverse market conditions may impair the liquidity of some actively traded senior loans. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. See “Liquidity Risk.”

Although senior loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. If the terms of a senior loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the senior loans. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of senior loans.

79

If a senior loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. If a senior loan is acquired through a participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

Senior loans made in connection with highly leveraged transactions are subject to greater risks than other senior loans. For example, the risks of default or bankruptcy of the borrower or the risks that other creditors of the borrower may seek to nullify or subordinate the Fund’s claims on any collateral securing the loan are greater in highly leveraged transactions.

■	Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails or there are other adverse developments, or if management changes, the Fund’s investment in a small cap or emerging growth company may lose substantial value. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the market as a whole. In addition, small cap and emerging growth securities may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Investing in small cap and emerging growth securities requires a longer term view.

■	Sovereign Debt Risk — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
■	Structured Products Risk — Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured products may be thinly traded or have a limited trading market. In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero.
■	Tender Option Bonds and Related Securities Risk — The Fund’s use of tender option bonds may reduce the Fund’s return and/or increase volatility. Investments in tender option bonds expose the Fund to counterparty risk and leverage risk. An investment tender option bonds typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on residual interest tender option bonds (“TOB Residuals”) and inverse floaters will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals and inverse floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals and inverse floaters generally will underperform the market for fixed rate municipal securities in a rising interest rate environment.
■	Treasury Obligations Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

80

■	U.S. Companies that Generate Revenue Abroad Risk — Many U.S. companies in which the Fund may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.
■	U.S. Government Mortgage-Related Securities Risk — There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.
■	Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Investment in a Particular Geographic Region or Country Risk

Asia-Pacific Countries — In addition to the risks of investing in non-U.S. securities and the risks of investing in emerging markets, the developing market Asia-Pacific countries are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a substantial role in regulating and supervising the economy.

Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.

Some developing Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company.

Europe — Any adverse developments in connection with the ongoing development of the Economic and Monetary Union (EMU) could potentially destabilize the EMU and/or could adversely affect the Fund’s European investments.

India — India is an emerging market and demonstrates significantly higher volatility from time to time in comparison to more developed markets. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets may offer higher potential for losses.

81

Moreover, governmental actions can have a significant effect on the economic conditions in India, which could adversely affect the value and liquidity of investments. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The limited liquidity of the Indian securities markets may also affect the Fund’s ability to acquire or dispose of securities at the price and time that it desires.

Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. In addition, the Reserve Bank of India (“RBI”) has imposed limits on foreign ownership which may decrease the liquidity of the Fund’s portfolio and result in extreme volatility in the prices of Indian securities. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as applicable in the United States, may increase the risk of loss.

Further, certain Indian regulatory approvals, including approvals from the SEBI, the central government and the tax authorities (to the extent that tax benefits need to be utilized), may be required before the Fund can make investments in Indian companies. Furthermore, the Fund may require the prior approvals of the Foreign Investment Promotion Board of the Ministry of Finance of the government of India (the “FIPB”) and the RBI for them to invest in certain Indian companies operating in specified sectors or beyond certain specified investment limit ceilings. There is a risk that these approvals may not be given or cancelled at a later point in time, during the life cycle of the Fund.

Japan — There are special risks associated with investments in Japan. Because the Fund invests in Japan, the value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in Japan. Political, social or economic disruptions in Japan or in other countries in the region may adversely affect the values of Japanese securities and thus the Fund’s holdings. Additionally, since securities in Japan are denominated and quoted in yen, the value of the Fund’s Japanese securities as measured in U.S. dollars may be affected by fluctuations in the value of the Japanese yen relative to the U.S. dollar. Japanese securities are also subject to the more general risks associated with foreign securities, which are discussed above.

Latin America — The economies of Latin American countries have in the past experienced considerable difficulties, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the Latin American economies.

Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which the Fund invests and, therefore, the value of Fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Latin American countries.

Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long-term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity,

82

and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.

Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other foreign countries.

Russia — Because of the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders, and it is possible for a shareholder to lose its registration through fraud, negligence or mere oversight.

Investments in a Particular Market Segment

■	Consumer Discretionary Sector Risk — The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumer’s disposable income and consumer preferences, fads and marketing campaigns.
■	Consumer Staples Sector Risk — The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.
■	Energy and Natural Resources Risk — The Fund’s investments in energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.
■	Financial Services Industry Risk — When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the Fund’s investments may lose value during such periods.

■	Health Sciences and Healthcare Companies Risk — The Fund’s investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. The goods and services of health sciences companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense price and other competitive pressures.
■	Industrials Sector Risk — The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
■	Science and Technology Risk — The Fund’s investments in science and technology companies exposes the Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

83

■	Telecommunications Risk — The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. The telecommunications industry is also heavily regulated. Certain companies in the U.S., for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered.
■	Utility Industry Risk — When interest rates go up, the value of securities issued by utilities companies historically has gone down. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects.

ETF-Specific Risk

■	Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager’s investment management strategy may not produce the intended results.
■	Passive Investment Risk — ETFs are not actively managed and may be affected by a general decline in market segments relating to its index. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.
■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Shares of an ETF May Trade at Prices Other Than Net Asset Value — Shares of an ETF trade on exchanges at prices at, above or below their most recent net asset value. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at net asset value (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values), large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated net asset value, exchange prices are not expected to correlate exactly with an ETF’s net asset value due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from net asset value. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

■	Tracking Error Risk — Imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

84

Information About Underlying Funds

Description of Underlying Funds

Under normal circumstances, each Fund intends to invest primarily in affiliated open-end funds and affiliated ETFs. Each Fund may invest in any of the underlying funds. Underlying funds may include open-end funds that are managed by the Funds’ portfolio manager. The following table sets forth (i) the names of the underlying funds, and (ii) brief descriptions of the underlying funds’ investment objectives and principal investment strategies. The list of underlying funds is subject to change at the discretion of BlackRock without notice to shareholders. In addition, the investment objective and principal investment strategies of each underlying fund are subject to change without notice to shareholders.

Prospectuses for any of these underlying funds can be accessed at www.blackrock.com/prospectus or obtained by calling (800) 537-4942.

Equity Funds

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Basic Value Fund, Inc.
The investment objective of the BlackRock Basic Value Fund, Inc. (the “Fund”) is to seek capital appreciation and, secondarily, income by investing in securities, primarily equity securities, that management of the Fund believes are undervalued and therefore represent basic investment value.

The Fund invests primarily in equity securities that Fund management believes are undervalued, which means that their prices are less than Fund management believes they are worth. Equity securities primarily consist of common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. Fund management places particular emphasis on companies with below average price/earnings ratios that may pay above average dividends. The Fund invests primarily in common stock of U.S. companies. The Fund focuses on companies with market capitalizations of over $5 billion.

BlackRock Equity Dividend Fund	The investment objective of BlackRock Equity Dividend Fund (the “Fund”) is to seek long-term total return and current income.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large cap securities. The Fund may also invest in convertible securities and non-convertible preferred stock. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies.

BlackRock chooses investments for the Fund that it believes will both increase in value over the long term and provide current income, focusing on investments that will do both instead of those that will favor current income over capital appreciation.

Master Focus Growth LLC	The investment objective of the Master LLC is long-term capital appreciation.

The Master LLC is a non-diversified fund that tries to achieve its investment objective by investing primarily in common stock of not less than 25 to not more than 45 companies that Master LLC management believes have strong earnings and revenue growth and capital appreciation potential (also known as “aggressive growth companies”). Companies are selected through a process of both top-down macro-economic analysis of economic and business conditions, and bottom-up analysis of the business fundamentals of individual companies. The Master LLC will emphasize common stock of companies with mid to large stock market capitalizations; however, the Master LLC also may invest in the common stock of small companies. The stocks are selected from a universe of companies that Master LLC management believes have above average growth potential. Master LLC management will make investment decisions based on judgments regarding several valuation parameters relative to anticipated rates of growth in earnings and potential rates of return on equity.

The Master LLC generally invests at least 65% of its total assets in equity securities. Equity securities consist of common stock and American Depository Receipts (“ADRs”). The Master LLC may invest without limitation in the securities of foreign companies in the form of ADRs.

85

Fund Name	Investment Objective and Principal Investment Strategies
Master Focus Growth LLC (continued)
In addition to ADRs, the Master LLC may also invest up to 20% of its total assets in other forms of securities of foreign companies, including European Depositary Receipts (“EDRs”), which are receipts typically issued in Europe evidencing an ownership arrangement with the foreign company or other securities convertible into securities of foreign companies.

BlackRock Capital Appreciation Fund, Inc.	The investment objective of the BlackRock Capital Appreciation Fund, Inc. (the “Fund”) is to seek long-term growth of capital.

The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that Fund management believes have exhibited above-average growth rates in earnings over the long term. In other words, Fund management tries to choose investments that will increase in value over the long term.

The Fund will generally invest at least 65% of its total assets in the following equity securities:
• Common stock;
• Convertible preferred stock;
• Securities convertible into common stock; and
• Rights to subscribe to common stock.
Of these securities the Fund generally seeks to invest primarily in common stock.
The Fund may invest in companies of any size but emphasizes investments in companies that have medium to large stock market capitalizations (currently, approximately $2 billion or more).

Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The Fund may purchase securities pursuant to the exercise of subscription rights, which allow an issuer’s existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.

BlackRock Health Sciences Opportunities Portfolio
The investment objective of BlackRock Health Sciences Opportunities Portfolio (“Health Sciences Opportunities” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term growth of capital.

Under normal market conditions, Health Sciences Opportunities invests at least 80% of its total assets in equity securities, primarily common stock, of companies in health sciences and related industries. The health sciences sector can include companies in health care equipment and supplies, health care providers and services, biotechnology, and pharmaceuticals. Health sciences and related industries can include, but are not limited to, businesses involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that may design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support. The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in health sciences or related industries, and may invest in companies located in non-U.S. countries.

The Fund reserves the right to invest up to 20% of its total assets in other types of securities. These may include stocks of companies not associated with health sciences.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer issuers than a diversified fund.

86

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock International Fund
The investment objective of BlackRock International Fund (“International Fund” or the “Fund”), a series of BlackRock Series, Inc. (the “Corporation”), is to seek long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States.

International Fund is a “feeder” fund that invests all of its assets in Master International Portfolio, a series of BlackRock Master LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the level of Master International Portfolio. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master International Portfolio. For simplicity, the sections of this prospectus relating to International Fund use the term “Fund” or the name of the Fund to include the underlying Master International Portfolio.

The Fund invests primarily in stocks of companies located outside the United States. The Fund may purchase common stock, preferred stock, convertible securities and other instruments.

The Fund will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above average return potential. The Fund may invest in securities issued by companies of all sizes but will focus mainly on medium and large capitalization companies. Companies will be located in developed countries of Europe and the Far East, and in countries with emerging capital markets anywhere in the world. The Fund may invest up to 25% of its total assets in global fixed income securities, including corporate bonds, U.S. government debt securities, non-U.S. government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds).

Fund management selects companies that it believes are undervalued or have good prospects for earnings growth. The Fund chooses investments predominantly using a “bottom up” investment style using a global sector-based investment process. The Fund’s allocations to particular countries are based on Fund management’s evaluation of individual companies.

Under normal circumstances, the Fund will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) of its total assets in securities (i) of foreign government issuers, (ii) of issuers organized or located outside the United States, (iii) of issuers which primarily trade in a market located outside the United States, or (iv) of issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).

Master Large Cap Core Portfolio
The investment objective of Master Large Cap Core Portfolio (the “Fund”) is long-term capital growth. In other words, the Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

The Fund seeks to achieve its objective by investing at least 80% of its assets (which for this purpose means net assets plus any borrowings for investment purposes) in equity securities, primarily common stock, of large cap companies located in the United States that BlackRock selects from among those that are, at the time of purchase, included in the Fund’s benchmark, Russell 1000® Index. The Fund will use an investment approach that blends both growth and value.

87

Fund Name	Investment Objective and Principal Investment Strategies
Master Large Cap Growth Portfolio
The investment objective of Master Large Cap Growth Portfolio (the “Fund”) is long-term capital growth. In other words, the Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

The Fund seeks to achieve its objective by investing at least 80% of its assets (which for this purpose means net assets plus any borrowings for investment purposes) in equity securities, primarily common stock, of large cap companies located in the United States that BlackRock selects from among those that are, at the time of purchase, included in the Fund’s benchmark, the Russell 1000® Growth Index. The Fund will invest primarily in equity securities that BlackRock believes have good prospects for earnings growth.

Master Large Cap Value Portfolio
The investment objective of Master Large Cap Value Portfolio (the “Fund”) is long-term capital growth. In other words, each the Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

The Fund seeks to achieve its objective by investing at least 80% of its assets (which for this purpose means net assets plus any borrowings for investment purposes) in equity securities, primarily common stock, of large cap companies located in the United States that BlackRock selects from among those that are, at the time of purchase, included in the Fund’s benchmark, the Russell 1000® Value Index. The Fund will invest primarily in equity securities that BlackRock believes are undervalued.

BlackRock Mid Cap Value Opportunities Fund
The investment objective of the BlackRock Mid Cap Value Opportunities Fund (the “Fund”) is to seek capital appreciation and, secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.

The Fund tries to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. Mid cap companies are companies that at the time of purchase have market capitalizations in the range of companies included in the Standard & Poor’s (S&P) MidCap 400 Value Index (generally between $941 million and $10.357 billion as of March 31, 2014). This definition of mid-capitalization companies may be changed in response to changes in the market. The Fund purchases securities that Fund management believes have long term potential to grow in size or become more profitable or that the stock market may value more highly in the future. Fund management places particular emphasis on stocks trading at the low end of one or more valuation measures, such as price/book value, or price/sales, price/earnings or price/cash flow ratios. Such companies also may have particular qualities that affect the outlook for such companies, including an attractive market niche. The Fund purchases primarily common stock of U.S. companies in trying to meet its investment objective. The Fund may also invest up to 30% of its total assets in the securities of foreign companies. The Fund may invest in securities denominated in currencies other than the U.S. dollar.

BlackRock Mid-Cap Growth Equity Portfolio	The investment objective of BlackRock Mid-Cap Growth Equity Portfolio (“Mid-Cap Growth Equity” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is long-term capital appreciation.

Mid-Cap Growth Equity normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization companies which Fund management believes have above-average earnings growth potential. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell Midcap® Growth Index (between approximately $0.275 billion and $33.592 billion as of December 31, 2014). In the future, the Fund may define mid-capitalization companies using a different index or classification system. The Fund seeks to buy primarily common stock but also can invest in preferred stock, convertible securities and other equity securities. From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

88

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Mid-Cap Growth Equity Portfolio (continued)
The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (commonly known as derivatives). The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. Fund management also may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

BlackRock Flexible Equity Fund	The investment objective of BlackRock Flexible Equity Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to achieve long-term total return.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and equity-like securities and instruments with similar economic characteristics. The Fund seeks to invest primarily in securities issued by North American companies. The Fund may invest in companies of any capitalization size, style or sector. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

The Fund may also invest in equity securities of foreign issuers, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts and similar instruments.

The Fund may invest in derivatives, including but not limited to, total return and credit default swaps, options, futures, options on futures and swaps, and foreign exchange transactions, for hedging purposes, as well as to enhance the return on its portfolio investments.

The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in fixed-income securities when, in the view of the portfolio manager, these securities offer better risk-adjusted return potential than equity securities. The Fund may invest in fixed-income securities of any rating, which may include high yield securities (commonly called “junk bonds”), and the Fund may invest up to 10% of its net assets in distressed securities that are in default or the issuers of which are in bankruptcy.

The Fund may seek to provide exposure (up to 20% of the Fund’s total assets) to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange-traded funds, which are designed to provide exposure to commodity markets without direct investment in physical commodities. The Fund may gain such exposure to commodity markets by investing up to 20% of its total assets in BlackRock Flexible Equity Fund Subsidiary, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

In order to seek to mitigate risk or lower overall volatility, the Fund may invest up to 20% of its net assets in cash or cash equivalents.

89

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Natural Resources Trust
The investment objective of the BlackRock Natural Resources Trust (the “Fund”) is to seek long-term growth of capital and to protect the purchasing power of shareholders’ capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets.

The Fund seeks to achieve its objective by investing primarily in equity securities of companies with substantial natural resource assets. Under normal circumstances, the Fund will invest at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. Equity securities include common stock, preferred stock, securities convertible into common stock, rights to subscribe for common stock, and derivative securities or instruments, such as options, the value of which is based on a common stock or group of common stocks. Natural resource assets include materials with economic value that are derived from natural sources, either directly or indirectly, such as precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), water, hydrocarbons (e.g., coal, oil and natural gas), timber land, underdeveloped real property and agricultural products (e.g., fertilizers and agricultural chemicals). The Fund normally invests in a portfolio consisting of companies in a variety of natural resource related sectors, such as energy, chemicals, oil, gas, paper, mining, steel or agricultural products. Under certain circumstances, however, the Fund may concentrate its investments in one or more of these sectors. In addition, the Fund will concentrate its investments in one or more issuers in the natural resources related industries. The Fund focuses on investments in companies that provide exposure to commodities where existing, and projected, capacity is forecast to approach levels that represent full utilization of that capacity based upon supply and demand forecasts for the commodity. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund. The Fund will normally invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Fund may invest in securities of issuers with any market capitalization.

BlackRock Small Cap Growth Equity Portfolio	The investment objective of BlackRock Small Cap Growth Equity Portfolio (“Small Cap Growth Equity” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek long-term capital growth.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies and at least 80% of its net assets (plus any borrowings for investment purposes) in securities or instruments of issuers located in the United States. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock, such as derivatives. The Fund seeks to buy primarily common stock but also can invest in preferred stock, convertible securities and other equity securities. The Fund management team focuses on small capitalization companies that Fund management believes have above average prospects for earnings growth. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations, at the time of the Fund’s investment, comparable in size to the companies in the Russell 2000® Index (between approximately $18.958 million and $7.285 billion as of December 31, 2014). In the future, the Fund may define small-capitalization companies using a different index or classification system.

From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Fund may use derivatives, including options, warrants, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the Russell 2000® Index. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

90

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Master SmallCap Growth Portfolio
The investment objective of Small Cap Growth Portfolio is to seek long-term capital growth. In other words, Small Cap Growth Portfolio tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

Small Cap Growth Portfolio will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies and at least 80% of its net assets (plus any borrowings for investment purposes) in securities or instruments of issuers located in the United States. This is a non-fundamental policy of the Portfolio and may not be changed without 60 days’ prior notice to the Portfolio’s interestholders.

Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock, such as derivatives. The Portfolio seeks to buy primarily common stock but also can invest in preferred stock, convertible securities and other equity securities. The Portfolio management team focuses on small capitalization companies that Portfolio management believes have above average prospects for earnings growth. Although a universal definition of small-capitalization companies does not exist, the Portfolio generally defines these companies as those with market capitalizations, at the time of the Portfolio’s investment, comparable in size to the companies in the Russell 2000® Index (between approximately $169 million and $4.1 billion as of May 31, 2014) or to the companies at the time of entry in the S&P SmallCap 600® Index (between approximately $400 million and $1.8 billion as of June 20, 2014). The market capitalizations of companies in each index change with market conditions and the composition of the index. The Portfolio will not sell a company’s securities solely because that company’s market capitalization rises above the Portfolio’s definition of small cap company. A company’s market capitalization may go up or down due to market fluctuations. In the future, the Portfolio may define small-capitalization companies using a different index or classification system.

From time to time the Portfolio may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Portfolio may use derivatives, including options, warrants, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Portfolio and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Portfolio effectively, the Portfolio may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the Russell 2000® Index. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Portfolio’s assets.

Small Cap Growth Portfolio will seek to pursue its investment objective by investing in small cap growth securities in a disciplined manner using proprietary return forecast models. These forecast models are designed to identify aspects of mispricing across stocks, which the Portfolio can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. The Portfolio has no stated minimum holding period for investments, and will buy or sell securities whenever Portfolio management sees an appropriate opportunity. The Portfolio may engage in active and frequent trading of its investments. Frequent trading will increase the Portfolio’s commission costs, and may increase taxable dividends to the Portfolio’s interestholders. The Portfolio does not consider potential tax consequences to the Portfolio’s interestholders when it decides what securities to sell.

91

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock U.S. Opportunities Portfolio	The investment objective of BlackRock U.S. Opportunities Portfolio (“U.S. Opportunities” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term capital appreciation.

Under normal market conditions, U.S. Opportunities invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. Although a universal definition of emerging capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to those within the universe of Russell Midcap® Index stocks (between approximately $2.2 billion and $27.12 billion as of May 31, 2014). In the future, the Fund may define emerging capitalization companies using a different index or classification system.

The Fund seeks to buy primarily common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk.

Master Value Opportunities LLC
The investment objective of the Master LLC is to seek long term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies that management of the Master LLC believes have special investment value and emerging growth companies regardless of size.

The Master LLC tries to choose investments for capital appreciation — that is, investments that will increase in value. The Master LLC invests in a diversified portfolio primarily consisting of equity securities of small cap and emerging growth companies. Small cap companies are those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® or the S&P SmallCap 600® at the time of the Master LLC’s investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered small market capitalization companies. As of March 31, 2014, the Russell 2000® included companies with capitalizations up to $10.79 billion and the S&P SmallCap 600® included companies with capitalizations up to $4.35 billion. The market capitalizations of companies in each index change with market conditions and the composition of the index. Emerging growth companies are defined as companies of any market capitalization without a long or consistent history of earnings but that Fund management believes have the potential for earnings growth over an extended period of time

The equity securities in which the Master LLC may invest include:
• Common stock
• Preferred stock
• Securities convertible into common stock
• Index securities that are based on a group of common stocks.

The Master LLC may invest in derivative instruments, such as options and futures, the values of which are based on a common stock or group of common stocks. The Master LLC may use derivatives to hedge its investment portfolio against market and currency risks as well as to increase the return on its portfolio investments. The derivatives that the Fund may use include, but are not limited to, futures, forwards, options, and indexed securities.

The Master LLC will invest primarily in U.S. companies that do most of their business in the United States, but may invest a portion of its assets in foreign companies. It is anticipated that in the immediate future, the Master LLC will invest not more than 30% of its total assets in the securities of foreign issuers, including issuers in emerging markets.

92

Fund Name	Investment Objective and Principal Investment Strategies
Master Value Opportunities LLC (continued)
Master LLC management chooses investments using a fundamental, value-oriented investing style. This means that the Master LLC seeks to invest in companies that Master LLC management believes to be undervalued. Master LLC management may consider a company’s stock to be undervalued when the stock’s current price is less than what the Master LLC believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects. A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. Master LLC management may also determine a company is undervalued if its stock price is down because of temporary factors from which Master LLC management believes the company will recover. Additionally, management of the Master LLC may acquire the securities of companies that are in a particular industry or related industries or market segments together as a “basket” or group in a single transaction. The Master LLC may subsequently sell such “basket” as a unit or it may sell only selected securities and continue to hold other securities acquired in the “basket.”

The Master LLC may sell a security if, for example, the stock price increases to the high end of the range of its historical price-book value ratio, if the Master LLC determines that the issuer no longer meets the criteria Master LLC management has established for the purchase of such securities or if Master LLC management thinks there is a more attractive investment opportunity in the same category.

Master LLC management seeks to invest in small companies that:

•  are trading at the low end of their historical price ranges based on a number of financial criteria such as price-book value, enterprise value-sales ratios or enterprise value to earnings before interest, taxes, depreciation and amortization

• have strong management
• have particular qualities that affect the outlook for that company, such as strong research capabilities, new or unusual products or occupation of an attractive market niche

Master LLC management also considers other factors, such as the level of competition in an industry or the extent of government regulation. The Master LLC may also purchase the stock of a company that has suffered a recent earnings decline if Master LLC management believes that the decline is temporary or cyclical and will not significantly affect the company’s long term growth.

The Master LLC has no stated minimum holding period for investments and will buy or sell securities whenever the Master LLC’s management sees an appropriate opportunity.
BlackRock All-Cap Energy & Resources Portfolio
The investment objective of BlackRock All-Cap Energy & Resources Portfolio (“All-Cap Energy & Resources” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term growth of capital.

Under normal conditions, All-Cap Energy & Resources invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). Equity securities include common and preferred stock, convertible securities, warrants, depositary receipts and securities or other instruments whose price is linked to the price of common stock.

The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. The Fund expects to invest primarily in developed markets, but may also invest in emerging markets. The Fund may invest in companies of any size.

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies (commonly known as derivatives).

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer issuers than a diversified fund.

93

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Commodity Strategies Fund	The investment objective of BlackRock Commodity Strategies Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek total return.

The Fund utilizes two strategies and under normal circumstances expects to invest approximately 50% of its total assets in each strategy; provided, however, that from time to time, Fund management may alter the weightings if it deems it prudent to do so based on market conditions, trends or movements or other similar factors.

One strategy focuses on investments in commodity-linked derivatives. To meet coverage and collateral requirements associated with these derivative investments, and to invest excess cash, the Fund holds a portion of its portfolio in investment-grade short-term fixed-income securities. The other strategy focuses on equity investments in commodity-related companies, including, but not limited to, companies operating in the mining, energy and agricultural sectors. The Fund invests in equity securities of such companies in order to complement the commodity exposures achieved through investments in commodity-linked derivatives. Taken together, these two strategies offer broad exposure to global commodities market trends across asset classes, industries, sectors, and regions.

Commodities are assets that have tangible properties, such as oil and other energy products, metals, and agricultural products. Commodity-linked derivative instruments include, but are not limited to, commodity-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Commodity-related companies include, but are not limited to, companies in commodities, natural resources and energy businesses and in associated businesses and companies that provide services or have exposure to such businesses (collectively, the “Commodities Sector”). These companies include, without limitation, companies engaged in the exploration, ownership, production, refinement, processing, transportation, distribution or marketing of commodities, companies that use commodities extensively in their products and companies that provide technology and services to commodity-related companies. This includes companies that are engaged in businesses such as integrated oil, oil and gas exploration and production, energy services and technology, chemicals and oil products, coal and other consumable fuel, gold and precious metals, metals and minerals, forest products, agricultural chemicals and services, farm land, alternative energy sources, environmental services and agricultural products (including crop growers, owners of plantations, and companies that produce and process foods), as well as related transportation companies, equipment manufacturers, service providers and engineering, procurement and construction (“EPC”) companies.

The Fund may make investments directly or through investments in BlackRock Cayman Commodity Strategies Fund, Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund formed in the Cayman Islands. The Subsidiary is managed by BlackRock and has the same investment objective as the Fund. The assets of the Subsidiary are subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund, except that the Subsidiary does not invest in equity securities of commodity-related companies, and may invest without limitation in commodity-linked derivative instruments. The Fund will not invest more than 25% of its total assets (measured at the time of investment) in the Subsidiary.

The Fund manages the term structure of its commodity-linked derivative positions and has the flexibility to gain exposure to futures maturities which differ from those in the Fund’s benchmark, the Bloomberg Commodity Index Total ReturnSM (formerly known as the Dow Jones — UBS Commodity Index Total ReturnSM). This is done in an effort to achieve efficient investment results and minimize any adverse effects on returns caused by commodity term structures.

Equity securities held by the Fund may include common stocks, preferred stocks, convertible securities, warrants, depositary receipts, and other instruments whose price is linked to the value of common stock, and equity interests in master limited partnerships. In addition, the Fund may also invest in fixed-income instruments (of any credit quality and any duration) of commodity-related companies.

There are no restrictions on investment in terms of geography or market capitalization. As such, the Fund may invest in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies.

94

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Emerging Markets Fund, Inc.
The investment objective of BlackRock Emerging Markets Fund, Inc. (“Emerging Markets Fund” or the “Fund”) is to seek long-term capital appreciation by investing in securities, principally equity securities, of issuers in countries having smaller capital markets.

Under normal conditions, Emerging Markets Fund invests at least 80% of its total assets in equity securities of issuers located in countries with developing capital markets. Equity securities consist primarily of common and preferred stocks and depositary receipts, and include securities convertible into common stock, and securities or other instruments whose price is linked to the value of common stock. A developing capital market is the market of any country that the World Bank, the International Finance Corporation, the United Nations or its authorities have determined to have a low or middle income economy. Countries with developing capital markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa. For this purpose, developing capital markets include, but are not limited to, the markets of all countries that comprise the MSCI Emerging Markets Index. The Fund may also consider an issuer to be located in a country that has a developing capital market if at least 50% of the issuer’s assets, gross revenues or profits in any one of the last two years represents assets or activities located in such countries.

The Fund may also invest in fixed income securities issued by companies and governments in these countries, as well as mezzanine investments. The Fund normally invests in at least three countries at any given time. The Fund can invest in securities denominated in either U.S. dollars or foreign currencies. The Fund has not established any rating or maturity criteria for the debt securities in which it may invest. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund’s exposure to certain markets may be effected through investments in participation notes or other structured or derivative instruments that are designed to replicate, or otherwise provide exposure to, the performance of securities listed in such markets.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than a diversified fund.
BlackRock Emerging Markets Long/Short Equity Fund	The investment objective of BlackRock Emerging Markets Long/Short Equity Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek total return over the long term.

Under normal conditions, the Fund invests at least 80% of its total assets in global equity instruments and related derivative instruments issued by, or tied economically to, companies in emerging markets. BlackRock considers an emerging market country to include any country that is: 1) generally recognized to be an emerging market country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets IndexSM. BlackRock determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets. The Fund may invest in securities of issuers of any market capitalization and in securities denominated in either U.S. dollars or foreign currencies.

The Fund pursues its investment objective by taking both long and short positions in a variety of global equity instruments. The Fund expects to maintain long and short positions primarily through the use of swap agreements and other derivative instruments, and may invest in such instruments without limitation. Although the Fund intends to maintain an overall long position in its portfolio investments, the Fund generally expects to maintain significant short positions in equity securities and equity-related instruments. In certain circumstances, these short positions may approach or reach the size of the overall long position. The use of both long and short positions better enables the Fund to seek to produce returns that are uncorrelated to those available by investing in the market as a whole. A long position arises where the Fund holds a security in its portfolio or maintains a position through a derivative instrument that provides economic exposure similar to direct ownership of the security. The Fund will have a short position where it sells a security it does not own by delivery of a borrowed security or has entered into a derivative instrument that provides economic exposure similar to a short sale of the security. The Fund takes long positions primarily in securities that BlackRock has identified as attractive and short positions in such securities that BlackRock has identified as overvalued or poised for underperformance.

95

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Emerging Markets Long/Short Equity Fund (continued)
The Fund may invest up to 20% of its assets in equity instruments issued by or based on companies located outside of emerging markets. When consistent with the Fund’s investment objective, these investments may include short-term investments such as cash and cash equivalents, U.S. Government and agency securities, money market funds (including funds that may be affiliated with or sponsored or managed by BlackRock), commercial paper, certificates of deposit and other bank deposits and bankers’ acceptances.

Equity instruments consist of:

•  Derivative securities or instruments such as options, futures, contracts for difference, forward contracts and swaps (including interest rate swaps and total return swaps), the value of which is based on a common stock or group of common stocks. A contract for difference offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. The Fund may utilize derivative instruments as a significant part of its strategy.

• Common stock
• Depositary receipts
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
BlackRock EuroFund
The investment objective of the BlackRock EuroFund (the “EuroFund” or the “Fund”) is to seek capital appreciation primarily through investment in equities of corporations domiciled in European countries.

Under normal circumstances, the EuroFund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. For these purposes, “net assets” include any borrowings for investment purposes. Equity securities include common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock. Common stock are securities representing shares of ownership of a corporation. Convertible securities are securities, such as corporate bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or another company. The EuroFund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies in Western European countries, but may also invest in emerging markets in Eastern European countries. Within particular countries the EuroFund considers the condition and growth potential of industry sectors and selects what Fund management believes are companies with attractive valuations or good prospects for earnings growth within those sectors. The Fund may invest in companies of any size.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in foreign securities, which may include securities (i) of foreign government issuers, (ii) of issuers organized or located outside the U.S., (iii) of issuers which primarily trade in a market located outside the U.S., or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries (but in no less than three different countries). For temporary defensive purposes the Fund may deviate substantially from the allocation described above.

96

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Long-Horizon Equity Fund	The investment objective of BlackRock Long-Horizon Equity Fund (the “Fund”) is to provide high total investment return.

The Fund seeks to achieve its investment objective through a fully managed investment policy utilizing global equity securities. The Fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Equity securities include common stock, preferred stock, convertible securities, warrants, and securities or other instruments whose price is linked to the value of common stock. The combination of equity securities will be varied from time to time both with respect to types of securities and markets and in response to changing market and economic trends. In making investment decisions, Fund management conducts bottom-up, company-specific, research to identify stocks it believes have the potential to produce attractive total returns over a long-term investment horizon. In selecting equity investments, the Fund mainly seeks securities that Fund management believes are undervalued. When choosing investments, Fund management considers various factors, including opportunities for equity investments to increase in value, expected dividends, and interest rates. The Fund may invest in the securities of companies of any market capitalization. The Fund may invest a portion of its assets in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein such as stock, bonds or convertible bonds issued by Real Estate Investment Trusts (“REITs”). The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates, and movements in the securities markets.

The Fund has no geographic limits on where it may invest. The Fund may invest in both developed and emerging markets. When choosing investment markets, Fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates. In addition to investing in foreign securities, the Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund will also invest in non-U.S. currencies. The Fund may underweight or overweight a currency based on the Fund management team’s outlook. In addition to its 80% policy set out above, the Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in cash investments if prospective equity returns are expected to be unattractive. Furthermore, for temporary defensive purposes and in case of unusually large cash inflows or redemptions, the Fund may invest without limitation in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short term debt obligations of corporate issuers, certificates of deposit, bankers’ acceptances, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed-income securities.

BlackRock Real Estate Securities Fund
The investment objective of BlackRock Real Estate Securities Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek total return comprised of long-term growth of capital and dividend income.

Under normal conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry inside the United States. An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. The Fund may invest up to 20% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry outside the United States and fixed-income investments, such as government, corporate and bank debt obligations.

Real estate industry companies may include real estate investment trusts (“REITs”), REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry. The Fund primarily buys common stock but also can invest in preferred stock and convertible securities.

The Fund concentrates its investments in securities of issuers in the real estate industry.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended.

97

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Global Long/Short Equity Fund
The investment objective of BlackRock Global Long/Short Equity Fund (“Global Long/Short Equity Fund” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek total return over the long term.

Under normal circumstances, Global Long/Short Equity Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets. The Fund determines that an investment is tied economically to a developed market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in a developed market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in developed markets; 3) the investment is included in an index representative of developed markets; and 4) the investment is exposed to the economic risks and returns of developed markets. The Fund may invest in securities of issuers of any market capitalization and in securities denominated in either U.S. dollars or foreign currencies.

The Fund pursues its investment objective by taking both long and short positions in a variety of developed market equity instruments. The Fund expects to maintain long and short positions primarily through the use of swap agreements and other derivative instruments, and may invest in such instruments without limitation. Although the Fund intends to maintain an overall long position in its portfolio investments, the Fund generally expects to maintain significant short positions in equity securities and equity-related instruments. In certain circumstances, these short positions may approach or reach the size of the overall long position. The use of both long and short positions better enables the Fund to seek to produce returns that have low correlation to those available by investing in the market as a whole. A long position arises where the Fund holds a security in its portfolio or maintains a position through a derivative instrument that provides economic exposure similar to direct ownership of the security. The Fund will have a short position where it sells a security it does not own by delivery of a borrowed security or has entered into a derivative instrument that provides economic exposure similar to a short sale of the security. The Fund looks to identify overvalued, undervalued or mispriced stocks and other equity instruments through proprietary ranking techniques. The Fund takes long positions primarily in securities that BlackRock has identified as attractive and short positions in such securities that BlackRock has identified as overvalued or poised for underperformance.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities (or derivatives with similar economic characteristics) of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers whose securities primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

The Fund may utilize derivative instruments as a significant part of its strategy.

When consistent with the Fund’s investment objective, the Fund’s investments may include short-term investments such as cash and cash equivalents, U.S. Government and agency securities, money market funds (including funds that may be affiliated with or sponsored or managed by BlackRock), commercial paper, certificates of deposit and other bank deposits and bankers’ acceptances.

Equity instruments consist of:
• Common stock
• Depositary receipts

•  Derivative securities or instruments such as futures, options, contracts for difference, forward contracts and swaps (including, among other swaps, total return swaps), the value of which is based on a common stock or group of common stocks. A contract for difference offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

98

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Global Opportunities Portfolio	The investment objective of BlackRock Global Opportunities Portfolio (“Global Opportunities” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term capital appreciation.

Under normal conditions, Global Opportunities will invest at least 75% of its total assets in global equity securities of any market capitalization, selected for their above-average return potential. The Fund seeks to buy primarily common stock but may also invest in preferred stock and convertible securities. The Fund may invest up to 25% of its total assets in stocks of issuers in emerging market countries.

The Fund may invest up to 25% of its total assets in global fixed-income securities, including corporate bonds, U.S. Government debt securities, non-U.S. Government and supranational debt securities, asset-backed securities, mortgage-backed securities, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds). Investment in fixed-income securities will be made on an opportunistic basis. Securities will be identified based on factors such as relative value and earnings estimate revisions.

From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund will invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).

BlackRock Energy & Resources Portfolio	The investment objective of BlackRock Energy & Resources Portfolio (“Energy & Resources” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term growth of capital.

Under normal conditions, Energy & Resources invests at least 80% of its total assets in equity securities of global energy and natural resources companies and companies in associated businesses, as well as utilities (such as gas, water, cable, electrical and telecommunications utilities). Equity securities include common and preferred stock, convertible securities, warrants, depositary receipts and securities or other instruments whose price is linked to the price of common stock.

The Fund intends to emphasize small companies but may from time to time emphasize companies of other sizes.

The Fund will concentrate its investments (i.e., invest more than 25% of its assets) in energy or natural resources companies. The Fund may invest without limit in companies located anywhere in the world and will generally invest in at least three countries and in companies tied economically to a number of countries. The Fund expects to invest primarily in developed markets, but may also invest in emerging markets.

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies (commonly known as derivatives).

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer issuers than a diversified fund.
BlackRock Science & Technology Opportunities Portfolio
The investment objective of BlackRock Science & Technology Opportunities Portfolio (“Science & Technology Opportunities” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term capital appreciation.

Under normal market conditions, Science & Technology Opportunities invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. science and technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or use of technology. The Fund may invest up to 25% of its net assets in emerging market countries.

99

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Science & Technology Opportunities Portfolio (continued)
Some of the industries likely to be represented in the Fund’s portfolio holdings include: application software, IT consulting and services, internet software and services, networking equipment, telecom equipment, computer hardware, computer storage and peripherals, electronic equipment and instruments, semiconductors and equipment, aerospace and defense, electrical components and equipment, biotechnology, pharmaceuticals, healthcare equipment and supplies, healthcare distribution and services, healthcare facilities, industrial gases, specialty chemicals, advanced materials, internet and catalog retail, integrated telecom services, alternative carriers and wireless telecommunication services.

The Fund seeks to invest primarily in common stock but may also invest in preferred stock and convertible securities. The Fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).

BlackRock Global SmallCap Fund, Inc.
The investment objective of BlackRock Global SmallCap Fund, Inc. (the “Fund”) is to seek long-term growth of capital by investing primarily in a portfolio of equity securities of small cap issuers located in various foreign countries and in the United States.

The Fund invests in a diversified portfolio primarily consisting of equity securities of small cap issuers in various foreign countries and in the United States. Equity securities consist primarily of common and preferred stocks and depositary receipts, and include securities convertible into common stock, and securities or other instruments whose price is linked to the value of common stock. Depositary receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and unsponsored depositary receipts. ADRs are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. EDRs (issued in Europe) and GDRs (issued throughout the world) each evidence a similar ownership arrangement. In addition, the Fund may invest in derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. The Fund may use derivatives to hedge its investment portfolio against market, interest rate and currency risks or to seek to enhance its return. The derivatives that the Fund may use include indexed and inverse securities, options, futures, swaps and forward foreign exchange transactions.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap issuers. Small cap issuers are those whose market capitalization is similar to the market capitalization of companies in the Morgan Stanley Capital International (“MSCI”) All Country World Small Cap IndexSM at the time of the Fund’s investment. As of September 30, 2014, the MSCI All Country World Small Cap IndexSM included companies with free float market capitalizations generally between $24 million and $11,005 billion. The market capitalizations of companies in the index change with market conditions and the composition of the MSCI All Country World Small Cap IndexSM.

The Fund will invest in securities of issuers from a variety of countries, including those in emerging markets. The Fund may also invest in equity securities issued by emerging growth companies, which are companies of any market capitalization without a long or consistent history of earnings but that Fund management believes have the potential for earnings growth over an extended period of time.

100

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Global SmallCap Fund, Inc. (continued)
Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) — of its total assets in foreign securities, which may include securities (i) of foreign government issuers, (ii) of issuers organized or located outside the U.S., (iii) of issuers which primarily trade in a market located outside the U.S., or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund may invest in securities denominated in any currency. For temporary defensive purposes, the Fund may deviate substantially from the allocation described above.

BlackRock International Opportunities Portfolio
The investment objective of BlackRock International Opportunities Portfolio (“International Opportunities” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek long-term capital appreciation.

Under normal market conditions, International Opportunities invests at least 80% of its net assets in equity securities issued by foreign companies of any market capitalization. The Fund may invest up to 40% of its net assets in stocks of issuers in emerging market countries.

The Fund seeks to buy primarily common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future).

BlackRock Latin America Fund, Inc.
The investment objective of BlackRock Latin America Fund, Inc. (“Latin America Fund” or the “Fund”) is to seek long-term capital appreciation by investing primarily in Latin American equity and debt securities.

Under normal market conditions, Latin America Fund will invest at least 80% of its total assets in Latin American securities. The Fund emphasizes equity securities of companies of any market capitalization located in Latin America. The Fund will not seek to invest in a large number of countries in Latin America. Fund management chooses securities using a combination of “top down” and “bottom up” investment styles. “Top down” means that the Fund seeks to allocate its investments to markets that Fund management believes have the potential to outperform other markets due to economic factors such as government fiscal policies and the direction of interest rates and currency movements. “Bottom up” means that the Fund also selects investments based on Fund management’s assessment of the earnings prospects of individual companies.

The Fund can invest in securities denominated in the currencies of Latin American countries or in other currencies.

Fund management may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than a diversified fund.

101

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Event Driven Equity Fund	The investment objective of BlackRock Event Driven Equity Fund (the “Fund”) is to seek long-term capital growth.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and related derivative instruments with similar economic characteristics. The Fund seeks to achieve its investment objective by employing an event driven strategy, primarily investing in companies that have announced a material change or in companies that BlackRock expects to undergo a material change. A material change that could impact the price of securities for purposes of the Fund’s investment strategies is referred to herein as a “catalyst.” The Fund focuses on identifying investments that have a sufficiently defined catalyst. These catalysts span a broad spectrum and include, for example, announced mergers and acquisitions, spinoffs and split-offs, financial or strategic restructurings, management changes, synergistic acquisitions, as well as other transformative events. The intended goal of the Fund is to profit when the price of a security changes to reflect more accurately the likelihood and potential impact of the occurrence, or non-occurrence, of the extraordinary event. This can be done by taking a long position in a security or other financial instrument that is believed to be underpriced or a short position in a security or other financial instrument that is believed to be overpriced. The Fund expects to maintain long and short positions primarily through the use of swap agreements and other derivative instruments, although the Fund may also take long and short positions directly. At times, the Fund may have significant short positions in equity securities and equity-related instruments.

The Fund normally invests in both U.S. and non-U.S. securities. Non-U.S. securities may be denominated in either U.S. dollars or foreign currencies. The Fund may invest in securities of issuers of any market capitalization.

The Fund’s investment in equity securities may include common stock, preferred stock, securities convertible into common stock, non-convertible preferred stock and depositary receipts. The Fund may gain exposure to equity securities through derivatives.

The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in fixed-income securities and related derivative instruments with similar economic characteristics. The Fund’s investment in fixed-income securities may include fixed and floating rate corporate bonds and municipal securities. The Fund may invest in debt securities of any rating, which may include high yield securities (commonly called “junk bonds”).

The Fund may invest in derivatives, including but not limited to, total return and credit default swaps, contracts for difference, futures, options, indexed and inverse securities and foreign exchange transactions, for hedging purposes, as well as to enhance the return on its portfolio investments. There is no limit to the Fund’s ability to invest in derivatives, except as may be limited by requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and at times the Fund may utilize derivatives to a significant extent.

When consistent with the Fund’s investment objective, the Fund’s investments may include short-term investments such as cash and cash equivalents, U.S. Government and agency securities, money market funds (including funds that may be affiliated with or sponsored or managed by BlackRock), commercial paper, certificates of deposit and other bank deposits and bankers’ acceptances.

The Fund may invest in securities of companies without an identified catalyst to hedge unwanted exposures to an industry or the market as a whole.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
BlackRock Pacific Fund, Inc.
The investment objective of BlackRock Pacific Fund, Inc. (“Pacific Fund” or the “Fund”) is to seek long-term capital appreciation primarily through investment in equity securities of corporations domiciled in Far Eastern or Western Pacific countries, including Japan, Australia, Hong Kong, Taiwan, Singapore, South Korea and India.

Under normal circumstances, Pacific Fund will invest at least 80% of its assets in a portfolio of equity securities of companies located in Far Eastern or Western Pacific countries. For the most part, these securities will be common stock and convertible securities. Many of the companies in which the Fund invests are located in markets generally considered to be emerging markets. The Fund invests in companies it believes are undervalued relative to the market. Current income from dividends and interest will not be an important factor in selecting the securities in which the Fund will invest.

102

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Global Dividend Portfolio
The investment objective of the BlackRock Global Dividend Portfolio (the “Global Dividend Portfolio” or the “Fund”) is to seek to provide a level of current income that exceeds the average yield on global stocks generally. Additionally, the Fund seeks to provide long-term capital appreciation.

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-paying equity securities and at least 40% of its assets outside of the U.S. (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets outside of the U.S.). The Fund will primarily invest in common stock, preferred stock, securities convertible into common and preferred stock and non- convertible preferred stock. The Fund may invest in securities of non-U.S. issuers that can be U.S. dollar based or non-U.S. dollar based. The Fund may invest in securities of companies of any market capitalization, but intends to invest primarily in securities of large capitalization companies. The combination of equity securities will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The Fund may invest in shares of companies through initial public offerings (“IPOs”) and “new issues.”

The Fund may invest up to 20% of its net assets in global fixed income securities, including corporate bonds, U.S. Government debt securities, non-U.S. Government and supranational debt securities (an example of such an entity is the International Bank for Reconstruction and Development (the World Bank)), asset-backed securities, mortgage-backed securities, corporate loans, emerging market debt securities and non-investment grade debt securities (high yield or junk bonds). Investment in fixed income securities will be made on an opportunistic basis. The Fund may invest in fixed-income securities of any duration or maturity.

The Fund has no geographic limits in where it may invest and has no specific policy on the number of different countries in which it will invest. The Fund may invest in both developed and emerging markets. The Fund may emphasize foreign securities when Fund management expects these investments to outperform U.S. securities. The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to seek to increase the return of the Fund or to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (at least 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) of its total assets in foreign securities, which may include securities (i) of foreign government issuers, (ii) of issuers organized or located outside the U.S., (iii) of issuers which primarily trade in a market located outside the U.S., or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from this allocation.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund is a non-diversified portfolio under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

S&P 500 Index Master Portfolio

S&P 500 Index Master Portfolio (the “Master Portfolio”) seeks to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index (“S&P 500 Index”).

Under normal circumstances, at least 90% of the value of S&P 500 Index Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500 Index. The Master Portfolio attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of the Master Portfolio’s benchmark index, the S&P 500 Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Master Portfolio’s net assets, before fees and expenses, increased or decreased exactly as the total return of the Master Portfolio’s benchmark index increased or decreased. The Master Portfolio’s ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Master Portfolio’s expenses, the amount of cash and cash equivalents held by the Master Portfolio, the manner in which the total return of the Master Portfolio’s benchmark index is calculated; the size of the Master Portfolio’s investment portfolio; and the timing, frequency and size of purchases of interests and withdrawals.

103

Fund Name	Investment Objective and Principal Investment Strategies
S&P 500 Index Master Portfolio (continued)

The Master Portfolio seeks to replicate the total return performance of the S&P 500 Index by investing the Master Portfolio’s assets so that the percentage of assets of the Master Portfolio invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Index. No attempt is made to manage the Master Portfolio using economic, financial or market analysis. In addition, at times, the portfolio composition of the Master Portfolio may be altered (or “rebalanced”) to reflect changes in the characteristics of the index the Master Portfolio tracks.

The Master Portfolio also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Master Portfolio may use futures contracts, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index. The Master Portfolio may also invest in high-quality money market instruments, including shares of money market funds advised by BFA or its affiliates.

Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market or market segment. One way an index fund seeks to match an index’s performance, before fees and expenses, is by buying and selling all of the index’s securities in the same proportion as they are reflected in the index. This is what the Master Portfolio does.

The Master Portfolio is designed for investors who desire a convenient way to invest in a broad spectrum of U.S. large cap stocks. Although this market has increased in value over the long-term, it fluctuates and has also decreased in value over shorter time periods. This volatility is particularly characteristic of stocks.

The Master Portfolio does not by itself constitute a balanced investment program. Diversifying your investments by buying shares in other funds may improve your long-term return as well as reduce volatility.

Standard & Poor’s (“S&P”) does not sponsor, endorse, sell or promote the Feeder Fund or the Master Portfolio, nor is it affiliated in any way with BlackRock, BFA, the Feeder Fund or the Master Portfolio. “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (a division of McGraw- Hill Financial) licensed for use for certain purposes by BlackRock Institutional Trust Company, N.A. S&P makes no representation or warranty, expressed or implied, regarding the advisability of investing in Feeder Fund or the Master Portfolio.

The past performance of the underlying index is not a guide to future performance. BFA does not guarantee the accuracy or the completeness of the underlying index or any data included therein and BFA shall have no liability for any errors, omissions or interruptions therein. BFA makes no warranty, express or implied, to the owners of interests of the Master Portfolio or to any other person or entity, as to results to be obtained by the Master Portfolio from the use of the underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

BlackRock Small Cap Index Fund
The investment objective of BlackRock Small Cap Index Fund (“Small Cap Index Fund” or the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.

Small Cap Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Fund will be substantially invested in securities in the Russell 2000, and will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Russell 2000. The Fund may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index.

The Fund may invest in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund is a “feeder” fund that invests all of its assets in Master Small Cap Index Series, a series of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. All investments are made at the Master Small Cap Index Series level. This structure is sometimes called a “master/ feeder” structure. The Fund’s investment results will correspond directly to the investment results of Master Small Cap Index Series. For simplicity, this prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Master Small Cap Index Series.

104

Fixed Income Funds

Fund Name	Investment Objective and Principal Investment Strategies
Master Total Return Portfolio	The primary objective of the Total Return Portfolio is to realize a total return that exceeds that of the Barclays Capital U.S. Aggregate Bond Index.

The Portfolio invests primarily in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed and asset-backed securities, convertible securities, preferred securities and government debt obligations.

The Total Return Portfolio typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities. The fixed-income securities in which the Total Return Portfolio invests, include:

• U.S. Government debt securities
• Corporate debt securities issued by U.S. and foreign companies
• Asset-backed securities
• Mortgage-backed securities
• Preferred securities issued by U.S. and foreign companies
• Corporate debt securities and preferred securities convertible into common stock
• Foreign sovereign debt instruments
• Money market securities

Under normal circumstances, the Total Return Portfolio invests at least 80% of its assets in bonds. This 80% policy is a non-fundamental policy of the Portfolio and may not be changed without 60 days’ prior notice to shareholders. The Portfolio invests primarily in fixed-income securities that are rated in the four highest rating categories by at least one of the recognized rating agencies (including Baa or better by Moody’s Investor Service, Inc. (“Moody’s”) or BBB or better by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”). Securities rated in any of the four highest rating categories are known as “investment grade” securities.

The Total Return Portfolio may invest up to 30% of its net assets in securities of foreign issuers, of which 20% (as a percentage of the Portfolio’s net assets) may be in emerging markets issuers. Investments in U.S. dollar-denominated securities of foreign issuers, excluding issuers from emerging markets, are permitted beyond the 30% limit. This means that the Portfolio may invest in such U.S. dollar-denominated securities of foreign issuers without limit.

The Total Return Portfolio may invest in various types of mortgage-backed securities. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other fixed-income securities. The Total Return Portfolio may also enter into reverse repurchase agreements and dollar rolls.

The Total Return Portfolio may invest in fixed-income securities of any duration or maturity. Fixed-income securities frequently have redemption features that permit an issuer to repurchase the security from the Total Return Portfolio at certain times prior to maturity at a specified price, which is generally the amount due at maturity. In many cases, when interest rates go down, issuers redeem fixed-income securities that allow for redemption. When an issuer redeems fixed-income securities, the Portfolio may receive less than the market value of the securities prior to redemption. In addition, the Total Return Portfolio may have to invest the proceeds in new fixed-income securities with lower yields and therefore lose expected future income.

The Portfolio may use derivatives, including, but not limited to, interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, and options on futures and swaps, for hedging purposes, as well as to increase the return on its portfolio investments. Derivatives are financial instruments whose value is derived from another security or an index such as the Barclays U.S. Aggregate Bond Index or the CSFB High Yield Index. The Portfolio may also invest in credit-linked notes, credit-linked trust certificates, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities.

The Total Return Portfolio may invest up to 20% of its net assets in fixed-income securities that are rated below investment grade by at least one of the recognized rating agencies including Moody’s, S&P or Fitch, or in unrated securities of equivalent credit quality.

105

Fund Name	Investment Objective and Principal Investment Strategies
Master Total Return Portfolio (continued)
The Fund may invest up to 15% of its net assets in collateralized debt obligations (“CDOs”), of which 10% (as a percentage of the Fund’s net assets) may be in collateralized loan obligations (“CLOs”). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

The Total Return Portfolio may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in precious metals, which are designed to provide this exposure without direct investment in physical commodities. The Total Return Portfolio may also gain exposure to commodity markets through the Total Return Portfolio’s investment in the BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Portfolio formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary invests primarily in commodity-related instruments. BlackRock is the manager of the Subsidiary. The Subsidiary (unlike the Total Return Portfolio) may invest without limitation in commodity-related instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Total Return Portfolio. The Total Return Portfolio will limit its investments in the Subsidiary to 25% of its net assets.

The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by each Feeder Fund. As a result, BlackRock, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of each Feeder Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. Each Feeder Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to each Feeder Fund’s Board of Directors (the “Board”) regarding the Subsidiary’s compliance with its policies and procedures. Each Feeder Fund and Subsidiary test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary complies with asset segregation requirements to the same extent as each Feeder Fund.

BlackRock provides investment management and other services to the Subsidiary. BlackRock does not receive separate compensation from the Subsidiary for providing it with investment management or administrative services. However, each Feeder Fund pays BlackRock based on the Total Return Portfolio’s assets, including the assets invested in the Subsidiary. The Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and audit services with the same or with affiliates of the same service providers that provide those services to each Feeder Fund. The financial statements of the Subsidiary will be consolidated with the Total Return Portfolio’s financial statements in each Feeder Fund’s Annual and Semi-Annual Reports. Each Feeder Fund’s Annual and Semi-Annual Reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover.

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	The BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (“Emerging Markets Flexible Dynamic Bond Portfolio” or the “Fund”) seeks maximum long term total return.

The BlackRock Emerging Markets Flexible Dynamic Bond Portfolio invests primarily in a global portfolio of fixed income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged basis). Fixed income securities are debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. Emerging markets include, but are not limited to, countries that are included in the J.P. Morgan GBI-EM Global Diversified Index.

106

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (continued)
The Fund will invest at least 80% of its assets in fixed income securities issued by governments, their political subdivisions (states, provinces and municipalities), agencies and companies tied economically to an emerging market. Fund management considers securities to be tied economically to an emerging market if (1) the issuer is organized under the laws of or maintains its principal place of business in an emerging market country, (2) the issuer’s securities are traded principally in an emerging market country or (3) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or has at least 50% of its assets in an emerging market country. The full spectrum of available investments, including non-investment grade (high yield or junk) securities (including distressed securities), securities of small cap issuers and derivatives may be utilized in satisfying the Fund’s 80% policy. It is possible that up to 100% of the Fund’s assets may be invested in non-investment grade (high yield or junk) securities. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or will be unrated. The Fund may invest a significant portion of its assets in one country. The Fund may gain exposure to currencies by investing in bonds of emerging market issuers denominated in any currency. The Fund may also gain exposure to currencies through the use of cash and derivatives. The Fund may also buy when-issued securities and participate in delayed delivery transactions.

The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls, which involves a sale by a fund of a mortgage-backed or other security concurrently with an agreement by the fund to repurchase a similar security at a later date at an agreed-upon price).

The Fund may invest up to 10% of its assets in equity securities.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
BlackRock GNMA Portfolio	The investment objective of the BlackRock GNMA Portfolio (the “GNMA Portfolio” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.

Under normal circumstances, the Fund invests at least 80% of its assets in Government National Mortgage Association (“GNMA”) securities. The Fund invests primarily in securities issued by GNMA as well as other U.S. Government securities.

Securities purchased by the Fund are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the Fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.

The Fund measures its performance against the Barclays GNMA MBS Index (the benchmark). Under normal circumstances, the Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the benchmark.

The Fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities.

The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate transactions, including swaps (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

107

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock High Yield Bond Portfolio
The investment objective of the BlackRock High Yield Bond Portfolio (the “High Yield Fund” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.

The High Yield Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The High Yield Fund normally invests at least 80% of its assets in high yield bonds. The high yield securities (commonly called “junk bonds”) acquired by the High Yield Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Fitch Ratings, Inc. or Ba or lower by Moody’s Investor Services) or will be determined by the High Yield Fund management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. The Fund may invest up to 30% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The High Yield Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. The Fund may also invest in convertible and preferred securities. Convertible debt securities will be counted toward the Fund’s 80% policy to the extent they have characteristics similar to the securities included within that policy.

To add additional diversification, the management team can invest in a wide range of securities including corporate bonds, mezzanine investments, collateralized bond obligations, bank loans and mortgage-backed and asset-backed securities. The High Yield Fund can also invest, to the extent consistent with its investment objective, in non-U.S. and emerging market securities and currencies. The High Yield Fund may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy.

The High Yield Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The High Yield Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The High Yield Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
BlackRock Inflation Protected Bond Portfolio
The investment objective of the BlackRock Inflation Protected Bond Portfolio (the “Inflation Protected Bond Portfolio” or the “Fund”) is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.

Under normal circumstances, the Fund invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.

The Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays U.S. Treasury Inflation Protected Securities Index (the benchmark).

The Fund may invest up to 20% of its assets in non-investment grade bonds (high yield or junk bonds) or securities of emerging market issuers. The Fund may also invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers.

The Fund is non-diversified under the Investment Company Act of 1940, as amended, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.
The Fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities.

Non-investment grade bonds acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s (“S&P”) or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.

The Fund may buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

108

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock U.S. Government Bond Portfolio
The investment objective of the BlackRock U.S. Government Bond Portfolio (the “U.S. Government Bond Portfolio” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.

Under normal circumstances, the Fund invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±20% of the Barclays U.S. Government/Mortgage Index (the benchmark).

Securities purchased by the Fund generally are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the Fund management team to be of similar quality. In addition, the Fund’s dollar-weighted average maturity will be between 3 and 10 years.

The Fund evaluates sectors of the bond market and individual securities within these sectors. The Fund selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds. The Fund invests primarily in dollar-denominated bonds, but may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. Non-dollar denominated bonds purchased by the Fund are rated in the four highest rating categories at the time of purchase by at least one major rating agency (Baa or better by Moody’s Investor Service, Inc. (“Moody’s”) or BBB or better by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”)) or are determined by the Fund management team to be of similar quality. Securities rated in any of the four highest rating categories are known as “investment grade” securities.

The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
BlackRock Investment Grade Bond Portfolio
The investment objective of the BlackRock Investment Grade Bond Portfolio (the “Investment Grade Bond Portfolio” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds and investments that are the economic equivalent of investment grade bonds. For purposes of the Fund’s 80% policy, these include, but are not limited to, corporate bonds, commercial and residential mortgage-backed securities, asset-backed securities, collateralized mortgage obligations (“CMOs”), municipal securities, preferred securities, pass-throughs, U.S. Treasuries and agency securities, securities issued or guaranteed by foreign governments, their agencies or instrumentalities, and derivative instruments with similar economic characteristics.

The Fund invests primarily in fixed-income securities that are rated in the four highest rating categories by at least one of the recognized rating agencies (Baa or better by Moody’s Investor Service, Inc. (“Moody’s”) or BBB or better by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”)) or are determined by the management team to be of similar quality. Securities rated in any of the four highest rating categories are known as “investment grade” securities.

The Fund maintains an average portfolio duration that is between 0 and 10 years.

109

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Investment Grade Bond Portfolio (continued)
The Fund may invest without limitation in investment grade U.S. dollar-denominated instruments of issuers in each of U.S. and non-U.S. markets. The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in any combination of non-investment grade instruments (commonly known as “high yield” or “junk” bonds) and non-U.S. dollar-denominated instruments. The Fund’s investment in non-U.S. dollar-denominated instruments may be on a currency hedged or unhedged basis. Non-investment grade instruments are instruments that, at the time of acquisition, are rated in the lower rating categories of the major rating agencies (BB or lower by S&P or Fitch or Ba or lower by Moody’s) or are determined by the management team to be of similar quality. The Fund may invest in securities rated C and above or determined by the management team to be of comparable quality. Split rated instruments will be considered to have the higher credit rating. Split rated instruments are instruments that receive different ratings from two or more rating agencies.

The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as repurchase agreements, reverse repurchase agreements or dollar rolls).

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
BlackRock Low Duration Bond Portfolio
The investment objective of the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.

The Low Duration Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0 and 3 years.

The Low Duration Fund normally invests at least 80% of its assets in debt securities. The Low Duration Fund may invest up to 20% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). The Low Duration Fund may also invest up to 25% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Low Duration Fund’s assets may be exposed to non-U.S. currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-U.S. currency exposure if the bond is either (i) U.S. dollar-denominated or (ii) non-U.S. dollar-denominated, but hedged back to U.S. dollars.

The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds.

The Low Duration Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Low Duration Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

110

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Core Bond Portfolio
The investment objective of the BlackRock Core Bond Portfolio (the “Core Bond Fund” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.

The Core Bond Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the benchmark. As of December 31, 2014, the average duration of the benchmark, the Barclays U.S. Aggregate Bond Index, was 5.07 years, as calculated by BlackRock.

The Core Bond Fund may invest up to 25% of its assets in assets of foreign issuers, of which 10% (as a percentage of the Fund’s assets) may be invested in emerging markets issuers. Up to 10% of the Core Bond Fund’s assets may be exposed to non-U.S. currency risk. A bond of a foreign issuer, including an emerging market issuer, will not count toward the 10% limit on non-U.S. currency exposure if the bond is either (i) U.S. dollar-denominated or (ii) non-U.S. dollar-denominated, but hedged back to U.S. dollars.

The Core Bond Fund only buys securities that are rated investment grade at the time of purchase by at least one major rating agency or determined by the Fund’s management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating.

The management team evaluates sectors of the bond market and individual securities within these sectors. The management team selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds.

The Core Bond Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Core Bond Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Core Bond Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
BlackRock Global Long/Short Credit Fund	The investment objective of BlackRock Global Long/Short Credit Fund (the “Fund”) a series of BlackRock FundsSM (the “Trust”), is to seek absolute total returns over a complete market cycle.

The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets. A complete market cycle for fixed income funds such as the Fund is typically three to five years.

Under normal circumstances, the Fund invests at least 80% of its total assets in credit-related instruments. Credit-related instruments include, but are not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities (or derivatives with similar economic characteristics) of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers whose securities primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund may invest in credit-related instruments rated below investment grade or deemed equivalent by Fund management, which are commonly referred to as “junk bonds.”

111

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Global Long/Short Credit Fund (continued)
The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. The Fund’s investments in non-U.S. dollar based assets may be made on a currency hedged or unhedged basis.

The Fund may invest up to 20% of its total assets in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock. The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

The Fund may also gain both long and short exposure to credit-related instruments by entering into a series of purchase and sale contracts or by investing in, among other instruments, swaps, including total return, credit default, index and interest rate swaps; options; forward contracts; futures contracts and options on futures contracts that provide long or short exposure to other credit obligations; credit-linked notes that provide long or short exposure to other credit obligations; repurchase agreements; reverse repurchase agreements; dollar rolls; exchange-traded funds and closed-end registered investment companies, which may be managed by BlackRock or one of its affiliates; and other similar transactions.

The Fund may engage in short sales for hedging purposes or to enhance total return. The Fund also may make short sales “against the box” without limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

As part of its normal operations, the Fund may hold high quality money market securities and invest in money market funds, including affiliated money market funds, pending investments or when it expects to need cash to pay redeeming shareholders. The Fund also may invest in these securities in order to achieve its investment goal. Money market securities are short term securities consisting primarily of short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset backed commercial paper, corporate notes and repurchase agreements.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund may borrow from banks for investment purposes.
BlackRock World Income Fund, Inc.
The BlackRock World Income Fund, Inc. (“World Income Fund” or the “Fund”) seeks high current income by investing in a global portfolio of fixed income securities denominated in various currencies, including multi-national currency units.

The World Income Fund mainly invests in bonds and other fixed income securities, including preferred stock, that periodically pay interest or dividends. Fixed income securities are securities that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times. These securities may be denominated and pay interest in U.S. dollars or other currencies and may be issued by U.S. or foreign governments or corporations.

The Fund will spread its investments among different types of fixed income securities and different countries based upon Fund management’s analysis of the yield, maturity and currency considerations affecting these securities. The Fund may invest in U.S. and foreign government and corporate fixed income securities, including junk bonds and unrated securities. The Fund normally will invest at least 90% of its assets in fixed income securities, and may invest up to 100% of its assets in securities classified as junk bonds.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) — of its total assets in securities (i) of foreign government issuers, (ii) of issuers organized or located outside the U.S., (iii) of issuers which primarily trade in a market located outside the U.S., or (iv) of issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). For temporary defensive purposes the Fund may deviate very substantially from the allocation described above.

112

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock World Income Fund, Inc. (continued)
The Fund may invest in securities of any maturity or duration. The average maturity of the Fund’s portfolio securities will vary based upon BlackRock’s view of economic and market conditions. However, the Fund does not expect the average maturity of its portfolio to exceed fifteen years.

Fund management presently expects that the Fund will invest primarily in securities denominated in the currencies represented in the J. P. Morgan Global Government Bond Broad Index, but the Fund also can invest in securities denominated in other currencies. Issuers of securities may not always be located in the country in whose currency the securities are denominated. The Fund’s investments ordinarily will be denominated in at least three currencies. No set portion of the Fund’s investments is required to be denominated in any particular currency. Substantially all of the Fund’s investments may be denominated in a single currency, including U.S. dollars.

The Fund may invest in several different kinds of securities issued by the U.S. Government. These include U.S. Treasury obligations (bills, notes and bonds) that have different interest rates and maturities and are issued at different times. These securities are backed by the full faith and credit of the U.S. Government. The Fund also may invest in obligations issued or guaranteed by U.S. Government agencies or other U.S. Government organizations. These include but are not limited to government guaranteed mortgage-related or asset-backed securities. Some of these securities may be backed by the full faith and credit of the U.S. Treasury, some may be supported by the right of the issuer to borrow from the U.S. Treasury, and some are backed only by the credit of the issuer itself.

The obligations of foreign governments and their related organizations have various kinds of government support. These obligations may or may not be supported by the full faith and credit of a foreign government. The Fund may invest in securities issued by international organizations designated or supported by governments or government agencies to promote economic reconstruction or development.

The debt securities in which the Fund invests may include credit-linked notes, credit-linked trust certificates, structured notes or other instruments evidencing interests in special purpose vehicles, trusts or other entities that hold or represent interests in debt securities. In addition, the Fund may invest in corporate loans.

The Fund may use a variety of portfolio strategies to hedge its portfolio against interest rate and currency risk, or to seek to enhance its return. These strategies include the use of derivatives, such as options on portfolio positions or currencies, financial and currency futures and options on these futures, forward foreign currency transactions, indexed and inverse securities, interest rate swaps and credit default swaps. Derivatives are financial instruments whose value is derived from another security or an index such as the J. P. Morgan Global Government Bond Broad Index.

113

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Strategic Income Opportunities Portfolio	The BlackRock Strategic Income Opportunities Portfolio (“Strategic Income Opportunities Portfolio” or the “Fund”) seeks total return as is consistent with preservation of capital.

Under normal market conditions, the Strategic Income Opportunities Portfolio will invest in a combination of fixed income securities, including, but not limited to: high yield securities, international securities, emerging markets debt and mortgages. Depending on market conditions, the Fund may invest in other market sectors. Fixed income securities are debt obligations such as bonds and debentures, U.S. Government securities, debt obligations of domestic and non-U.S. corporations, debt obligations of non-U.S. governments and their political subdivisions, asset-backed securities, various mortgage-backed securities (both residential and commercial), other floating or variable rate obligations, convertible securities, municipal obligations and zero coupon debt securities. The Fund may invest in preferred securities, illiquid securities, exchange-traded funds (“ETFs”), including affiliated ETFs, and corporate loans. The Fund may engage in short sales for hedging purposes or to enhance total return. In implementing its strategy, the Fund may short up to 15% of the market value of the Fund’s total assets. However, the Fund may make short sales of to-be-announced (“TBA”) mortgage-backed securities and may make short sales “against-the-box” without regard to this restriction. In a short sale against-the-box, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

The Fund may invest significantly in non-investment grade bonds (high yield or junk bonds). Non-investment grade bonds acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s, a division of the McGraw Hill Companies (“S&P”), or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. The Fund may invest up to 15% of its net assets in collateralized debt obligations (“CDOs”), of which 10% (as a percentage of the Fund’s net assets) may be collateralized in loan obligations (“CLOs”).

The Fund may also invest significantly in non-dollar denominated bonds and bonds of emerging market issuers. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

The management team may, when consistent with the Fund’s investment goal, buy or sell indexed and inverse floating rate securities and options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls, which involves a sale by the fund of a mortgage-backed or other security concurrently with an agreement by the fund to repurchase a similar security at a later date at an agreed-upon price).

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The Fund is a non-diversified portfolio under the Investment Company Act of 1940 (the “Investment Company Act”).
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

114

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock High Yield Municipal Fund
The investment objective of BlackRock High Yield Municipal Fund (the “High Yield Fund” or the “Fund”) is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund.

Under normal circumstances, the High Yield Fund seeks to achieve its objective by investing at least 80% of its assets in municipal bonds. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations.

The High Yield Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Although the Fund may invest in municipal bonds in any rating category, Fund management presently intends to invest at least 65% of the Fund’s net assets in medium- to low-quality bonds as rated by at least one independent rating agency (BBB or lower by Standard & Poor’s (“S&P”) or Fitch Ratings, Inc. (“Fitch”) or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”)), or if unrated, judged to be of comparable quality by BlackRock. Obligations rated below BBB or Baa are commonly known as “junk bonds.” It is possible that the Fund could invest up to 100% of its assets in “junk bonds.”

The Fund may also invest up to 10% of its assets in municipal bonds that are distressed securities. Distressed securities are securities that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition or are rated in the lowest rating categories by at least one independent rating agency (CC or lower by S&P or Fitch or Ca or lower by Moody’s), or if unrated, judged to be of comparable quality by BlackRock. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.

BlackRock National Municipal Fund
The investment objective of BlackRock National Municipal Fund (the “National Fund” or the “Fund”) is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund.

Under normal circumstances, the National Fund seeks to achieve its objective by investing at least 80% of its assets in municipal bonds. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations.

The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Although Fund management presently intends to invest at least 65% of the Fund’s net assets in municipal bonds rated investment grade or in unrated municipal bonds that Fund management believes are of comparable quality, it is possible that in the future the Fund could invest up to 100% of its assets in “junk bonds.” Investment grade bonds are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. The Fund does not intend to invest more than 35% of its net assets in junk bonds or in unrated bonds that Fund management believes are of comparable quality. This is a non-fundamental policy and may be changed by the Board at any time. The Fund will usually invest in municipal bonds that have a maturity of five years or longer.

115

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock National Municipal Fund (continued)
The Fund may engage in transactions in certain derivatives, such as financial futures contracts and options thereon, indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements. The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, a third party sponsor establishes a special purpose entity, the tender option bond trust (a “TOB Trust”), into which the Fund transfers municipal bonds or other municipal securities. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy. The Fund may invest in tender option bonds on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis it will bear the risk of loss with respect to any liquidation of the TOB Trust.

BlackRock Short-Term Municipal Fund
The investment objective of BlackRock Short-Term Municipal Fund (the “Short-Term Fund” or the “Fund”) is to provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund.

Under normal circumstances, the Short-Term Fund seeks to achieve its objective by investing at least 80% of its assets in municipal bonds. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations.

The Short-Term Fund invests primarily in investment grade municipal bonds or municipal notes, including variable rate demand obligations. Investment grade bonds are securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. Municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax) and that have a maturity that is generally one year or less.

The Fund will maintain a dollar weighted maturity of no more than two years. Because of their shorter maturities, the Fund’s investments will not usually be as sensitive to changes in prevailing interest rates as are long-term municipal bonds. Fluctuations in interest rates on short-term municipal bonds may, however, vary more widely from time to time than those on long-term municipal bonds.

116

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Strategic Municipal Opportunities Fund	The investment objective of the BlackRock Strategic Municipal Opportunities Fund (the “Fund”) is to provide shareholders with a high level of income exempt from Federal income taxes.

Under normal circumstances, the Fund will invest at least 80% of its assets in municipal bonds. Municipal bonds may be obligations of a variety of issuers including governmental entities or other qualifying issuers, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for Federal income tax purposes (although certain investors may be subject to a Federal alternative minimum tax on dividends attributable to the Fund’s investments in private activity bonds). Issuers may be states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes, variable rate demand obligations, private activity bonds and insured municipal bonds. The Fund may invest in both fixed rate and variable rate obligations.

Under normal circumstances, the Fund seeks to maintain an average portfolio duration of zero to ten years. The Fund may invest in bonds of any maturity. Duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of ten years, its net asset value will fall about 10% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 10% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

The Fund is permitted to engage in transactions in certain derivatives, such as financial futures contracts and options thereon, for hedging purposes or to seek to enhance returns. The Fund may also invest in other derivatives, such as indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements, for hedging purposes (including anticipatory hedges) or to enhance income. Derivatives are financial instruments whose value is derived from another security or an index such as the Barclays Municipal Bond Index. The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments.

The Fund may invest up to 20% of its net assets in securities that are not municipal securities (including, but not limited to, taxable municipal bonds, U.S. Treasury and Government agency issues, and investment grade corporate bonds).

The Fund may invest up to 50% of its net assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”). Non-investment grade bonds are bonds that, at the time of acquisition, are rated in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Fitch Ratings or Ba or lower by Moody’s Investor Service, Inc.) or are determined by Fund management to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.

The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. The Fund may invest in tender option bonds and residual interest tender option bonds and may also invest in securities the return of which is inversely related to changes in an interest rate (“inverse floaters”). The Fund will look through to the underlying municipal bond held by a tender option bond trust for purposes of the Fund’s 80% policy.

The Fund may also buy when-issued securities and participate in delayed delivery transactions.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

117

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Money Market Portfolio
The investment objective of BlackRock Money Market Portfolio (the “Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

The Money Market Portfolio seeks to achieve its investment objective by investing in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.

The Fund may purchase variable and floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

The Fund seeks to maintain a net asset value of $1.00 per share.

The securities purchased by the Fund are subject to the quality, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (“SEC”).

BlackRock Secured Credit Portfolio
The investment objective of the BlackRock Secured Credit Portfolio, formerly BlackRock Multi-Sector Bond Portfolio (the “Fund”) is to seek to provide high current income, with a secondary objective of long-term capital appreciation.

The Fund normally invests at least 80% of its assets in secured instruments, including bank loans and bonds, issued primarily, but not exclusively, by below investment grade (below the fourth highest rating of the major rating agencies) issuers. The Fund may invest in instruments of any credit quality without limitation, including instruments rated below investment grade. The Fund anticipates that, under current market conditions, substantially all of its portfolio will consist of instruments rated below investment grade (or determined by the management team to be of similar quality), which are commonly referred to as “junk bonds.”

Collateral supporting the secured instruments generally includes, but is not limited to, all the tangible and intangible assets of the borrower and, in some cases, specific assets of the borrower. The Fund will typically invest in senior secured loans and bonds; however, to a lesser extent the Fund may invest in subordinated loans and bonds and unsecured debt.

The Fund may invest in floating rate and fixed income securities of any duration or maturity. The Fund may invest in securities of foreign issuers, including issuers located in emerging markets, without limitation.

The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

The Fund may also invest up to 15% of its assets in illiquid securities.

The Fund may invest up to 20% of its assets in corporate bonds, commercial and residential mortgage-backed securities, mezzanine investments, CBOs, CDOs, CMOs, asset-backed securities, convertible bonds, U.S. Government mortgage-related securities, U.S. Treasuries and agency securities, preferred securities, and equity securities or derivatives tied to the performance of these securities.

The Fund may use derivatives for hedging purposes, as well as to increase the total return on its portfolio investments.

The Fund may gain exposure to secured instruments indirectly through investment in the BlackRock Floating Rate Income Portfolio (the “Floating Rate Income Portfolio”). The Floating Rate Income Portfolio normally invests at least 80% of its assets in floating rate investments and investments that are the economic equivalent of floating rate investments, which effectively enables the Floating Rate Income Portfolio to achieve a floating rate of income. These investments may include but are not limited to, any combination of the following securities: (i) senior secured floating rate loans or debt; (ii) second lien or other subordinated or unsecured floating rate loans or debt; and (iii) fixed-rate loans or debt with respect to which the Floating Rate Income Portfolio has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating rate interest payments.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

118

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Floating Rate Income Portfolio
The primary investment objective of the BlackRock Floating Rate Income Portfolio (the “Floating Rate Income Portfolio” or the “Fund”) is to seek to provide high current income, with a secondary objective of long-term capital appreciation.

The Fund normally invests at least 80% of its assets in floating rate investments and investments that are the economic equivalent of floating rate investments, which effectively enables the Fund to achieve a floating rate of income. These investments may include, but are not limited to, any combination of the following securities: (i) senior secured floating rate loans or debt; (ii) second lien or other subordinated or unsecured floating rate loans or debt; and (iii) fixed-rate loans or debt with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating rate interest payments. The Fund may also purchase, without limitation, participations or assignments in senior floating rate loans or second lien floating rate loans.

For purposes of the Fund’s investments, the term debt includes investments in convertible or preferred securities.

The Fund may invest in investments of any credit quality without limitation, including investments rated below investment grade. The Fund anticipates that, under current market conditions, a substantial portion of its portfolio will consist of leveraged loans rated below investment grade and similar investments. These investments are expected to exhibit credit risks similar to high yield securities, which are commonly referred to as “junk bonds.”

The Fund may invest up to 20% of its assets in fixed income securities with respect to which the Fund has not entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. Such fixed income securities include, but are not limited to, corporate bonds, preferred securities, convertible securities, mezzanine investments, collateralized loan obligations, senior loans, second lien loans, structured products and U.S. government debt securities.

The Fund’s investments in any floating rate and fixed income securities may be of any duration or maturity. The Fund may invest in securities of foreign issuers, including issuers located in emerging markets, without limitation. The Fund may also invest up to 15% of its assets in illiquid securities.

The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

The Fund may invest up to 10% of its assets in common stocks or other equity securities. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in unit offerings with fixed income securities, in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of a distressed fixed income security, or upon the exercise of a right or warrant obtained on account of a fixed income security.

The Fund may buy or sell options or futures on a security or an index of securities, buy or sell options on futures or enter into credit default swaps and interest rate or foreign currency transactions, including swaps and forward contracts (collectively, commonly known as derivatives). The Fund may use derivatives for hedging purposes, but is not required to, as well as to increase the total return on its portfolio investments.

119

MULTI-ASSET FUNDS

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Managed Volatility Portfolio	The investment objective of BlackRock Managed Volatility Portfolio (the “Fund”), a series of BlackRock FundsSM, is to seek total return.

The Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and money market instruments. The Fund has wide flexibility in the relative weightings given to each category.

The Fund may also invest a significant portion of its assets in affiliated and unaffiliated ETFs. See “Information About the ETFs.”

With respect to its equity investments, the Fund may invest in ETFs or individual equity securities to an unlimited extent. The Fund and the ETFs may invest in common stock, preferred stock, securities convertible into common stock, non-convertible preferred stock and depositary receipts. The Fund and the ETFs may invest in securities of both U.S. and non-U.S. issuers without limit, which can be U.S. dollar-based or non-U.S. dollar-based and may be currency hedged or unhedged. The Fund and the ETFs may invest in securities of companies of any market capitalization.

With respect to its fixed-income investments, the Fund may invest in ETFs or individual fixed-income securities to an unlimited extent. The Fund and the ETFs may invest in a portfolio of fixed-income securities such as corporate bonds and notes, commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured either by commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), collateralized debt obligations, asset-backed securities, convertible securities, debt obligations of governments and their sub-divisions (including those of non-U.S. governments), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. The Fund and the ETFs may also invest a significant portion of their assets in non-investment grade bonds (junk bonds or distressed securities), non-investment grade bank loans, foreign bonds (both U.S. dollar- and non-U.S. dollar-denominated) and bonds of emerging market issuers. The Fund and the ETFs may invest in non-U.S. dollar-denominated bonds on a currency hedged or unhedged basis.

With respect to its cash investments, the Fund may hold high quality money market securities, including short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government-sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset-backed commercial paper, corporate notes and repurchase agreements. The Fund may invest a significant portion of its assets in money market funds, including those advised by BlackRock or its affiliates.

The Fund may invest in derivatives, including, but not limited to, interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on its portfolio investments. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non-U.S. currencies. The ETFs may, to varying degrees, also invest in derivatives.

The Fund may invest in U.S. and non-U.S. real estate investment trusts (“REITs”), structured products (including, but not limited to, structured notes, credit linked notes and participation notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities) and floating rate securities (such as bank loans).

120

Fund Name	Investment Objective and Principal Investment Strategies
BlackRock Managed Volatility Portfolio (continued)
The Fund incorporates a volatility control process that seeks to reduce risk when the portfolio’s volatility is expected to exceed 10%. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. Volatility may result in rapid and dramatic price swings. While BlackRock attempts to manage the Fund’s volatility to stabilize performance, there can be no guarantee that the Fund will be successful. The Fund may without limitation allocate assets into cash or short-term fixed-income securities, and away from riskier assets such as equity and high yield fixed-income securities. At any given time, the Fund may be invested entirely in equities, fixed-income or cash. As part of its attempt to manage the Fund’s volatility exposure, during certain periods the Fund may make significant investments in index futures or other derivative instruments designed to reduce the Fund’s exposure to portfolio volatility. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

121

EXCHANGE TRADED FUNDS (“ETF’s”)

BlackRock Fund Advisors (“BFA”), each ETF’s investment adviser and an affiliate of BlackRock, uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the ETF will substantially outperform the Underlying Index (as defined below) but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

For some ETFs, BFA may invest in all securities included in the Underlying Index in roughly the same proportions as each security is weighted in such Underlying Index in an indexing strategy known as “full replication.” For other ETFs, BFA uses a representative sampling indexing strategy to manage the ETFs. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The ETFs will at all times invest at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The ETF may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index. Certain ETFs may also hold futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the ETF and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Each ETF will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Fund Name	Investment Objective and Principal Investment Strategies
iShares Russell 1000 Growth ETF	The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.

The Fund seeks to track the investment results of the Russell 1000® Growth Index (the “Underlying Index”), which measures the performance of large- and mid-capitalization growth sectors of the U.S. equity market. It is a subset of the Russell 1000® Index, which measures the performance of the large-capitalization sector of the U.S. equity market. As of March 31, 2014, the Underlying Index represented approximately 51% of the total market value of the Russell 1000 Index. The Underlying Index measures the performance of equity securities of Russell 1000 Index issuers with relatively higher price-to-book ratios and higher forecasted growth. Components primarily include consumer discretionary, healthcare, producer durables and technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

122

Fund Name	Investment Objective and Principal Investment Strategies
iShares Russell 1000 Growth ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Frank Russell Company (“Russell”).

iShares Russell 1000 Value ETF	The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics.

The Fund seeks to track the investment results of the Russell 1000® Value Index (the “Underlying Index”), which measures the performance of large- and mid-capitalization value sectors of the U.S. equity market. It is a subset of the Russell 1000® Index, which measures the performance of the large-capitalization sector of the U.S. equity market. As of March 31, 2014, the Underlying Index represented approximately 49% of the total market value of the Russell 1000 Index. The Underlying Index measures the performance of equity securities of Russell 1000 Index issuers with relatively lower price-to-book ratios and lower forecasted growth. Components primarily include energy, financials and healthcare companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

123

Fund Name	Investment Objective and Principal Investment Strategies
iShares Russell 1000 Value ETF (continued)	The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Frank Russell Company (“Russell”).

iShares Russell 2000 ETF	The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities.

The Fund seeks to track the investment results of the Russell 2000® Index (the “Underlying Index”), which measures the performance of the small-capitalization sector of the U.S. equity market. The Underlying Index includes issuers representing approximately 8% of the total market capitalization of all publicly-traded U.S. equity securities. The Underlying Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. As of March 31, 2014, the Underlying Index represented approximately 8% of the total market capitalization of the Russell 3000 Index. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment. Components primarily include financials, producer durables and technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Frank Russell Company (“Russell”).

124

Fund Name	Investment Objective and Principal Investment Strategies
iShares Russell 2000 Growth ETF	The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics.

The Fund seeks to track the investment results of the Russell 2000 Growth Index (the “Underlying Index”), which measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market. As of March 31, 2014, the Underlying Index represented approximately 51% of the total market value of the Russell 2000 Index. The Underlying Index measures the performance of equity securities of Russell 2000 Index issuers with relatively higher price-to-book ratios and higher forecasted growth. Components primarily include consumer discretionary, healthcare and technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Frank Russell Company (“Russell”).

iShares Russell 2000 Value ETF	The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics.

The Fund seeks to track the investment results of the Russell 2000 Value Index (the “Underlying Index”), which measures the performance of the small-capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market. As of March 31, 2014, the Underlying Index represents approximately 49% of the total market value of the Russell 2000 Index. The Underlying Index measures the performance of equity securities of Russell 2000 Index issuers with relatively lower price-to-book ratios and lower forecasted growth. Components primarily include consumer discretionary, financials and producer durables companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

125

Fund Name	Investment Objective and Principal Investment Strategies
iShares Russell 2000 Value ETF (continued)
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Frank Russell Company (“Russell”).

iShares U.S. Preferred Stock ETF	The iShares U.S. Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. preferred stocks.

The Fund seeks to track the investment results of the S&P U.S. Preferred Stock IndexTM (the “Underlying Index”), which measures the performance of a select group of preferred stocks listed on the New York Stock Exchange (“NYSE”), NYSE Arca, Inc. (“NYSE Arca”), NYSE Amex, NASDAQ Global Select Market, NASDAQ Select Market or NASDAQ Capital Market. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock. The Underlying Index includes preferred stocks with a market capitalization over $100 million that meet minimum price, liquidity, trading volume, maturity and other requirements determined by S&P Dow Jones Indices LLC (“S&P”), a subsidiary of McGraw Hill Financial, Inc. The Underlying Index excludes certain issues of preferred stock, such as those that are issued by special ventures (e.g., toll roads or dam operators) or structured products that are linked to indexes or other stocks.

In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders, and which takes precedence over common stock in the event of the company’s liquidation.

Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance. The Underlying Index may include many different categories of preferred stock, such as floating and fixed-rate preferreds, callable preferreds, convertible preferreds, cumulative and non-cumulative preferreds, trust preferreds or various other traditional and hybrid issues of preferred stock.

As of March 31, 2014, the Underlying Index was concentrated in the financial industry group, which comprised approximately 87% of the market capitalization of the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financials, real estate, telecommunications and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

126

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Preferred Stock ETF (continued)
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares Cohen & Steers REIT ETF	The iShares Cohen & Steers REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (“REITs”).

The Fund seeks to track the investment results of the Cohen & Steers Realty Majors Index (the “Underlying Index”), which consists of selected real estate investment trusts (“REITs”). The objective of the Underlying Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Underlying Index based on a review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Underlying Index must meet minimum market capitalization and liquidity requirements. The Underlying Index is weighted according to the total free float adjusted market value of each REIT’s outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Underlying Index. Within the REIT market, the Underlying Index is diversified across property sectors that represent the current market.

Components primarily include REITs. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

127

Fund Name	Investment Objective and Principal Investment Strategies
iShares Cohen & Steers REIT ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Cohen & Steers Capital Management, Inc. (“Cohen & Steers”).

iShares International Select Dividend ETF	The iShares International Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets.

The Fund seeks to track the investment results of the Dow Jones EPAC Select Dividend Index (the “Underlying Index”), which measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. Dividend yield is calculated using a stock’s unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price. The Underlying Index is comprised of 100 of the highest dividend-yielding securities in the Dow Jones Developed Markets ex-U.S. Index, which measures the performance of stocks that trade in developed markets, excluding the United States. To be included in the Underlying Index, (i) the company must have paid dividends in each of the previous three years; (ii) the company’s previous year’s dividend-per-share ratio must be greater than or equal to its three year average annual dividend-per-share ratio; (iii) the company’s five-year average dividend coverage ratio must be greater than or equal to two-thirds of the five-year average dividend coverage ratio of the corresponding Dow Jones Global Indexes® country index, or greater than 118%, whichever is greater; and (iv) the company’s securities must have a three-month average daily dollar trading volume of at least $3 million. The Underlying Index is reviewed annually; however, component changes may take place on a quarterly basis.

As of March 31, 2014, the Underlying Index was comprised of stocks of companies in the following markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of March 31, 2014, the Underlying Index had a total market capitalization of approximately $2.37 trillion. The Fund invests in foreign securities which may in some cases not produce qualifying dividend income. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financials, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

128

Fund Name	Investment Objective and Principal Investment Strategies
iShares International Select Dividend ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares Select Dividend ETF	The iShares Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities.

The Fund seeks to track the investment results of the Dow Jones U.S. Select Dividend Index (the “Underlying Index”), which measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. Dividend yield is calculated using a stock’s unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price. The Underlying Index is comprised of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (“REITs”)) in the Dow Jones U.S. Index, a broad-based index representative of the total market for U.S. equity securities. To be included in the Underlying Index, each security (i) must have a non negative historical five-year dividend-per-share growth rate; (ii) must have a five-year average dividend coverage ratio of greater than or equal to 167%; (iii) must have a three-month average daily trading volume of 200,000 shares; (iv) must have paid dividends in each of the previous five years; and (v) must have a non-negative trailing 12 month earnings-per-share (EPS). “Dividend payout ratio” reflects the percentage of a company’s earnings paid out as dividends. A ratio of 60% would mean that the company issuing the security paid out approximately 60% of its earnings as dividends. A company with a lower dividend payout ratio has more earnings to support dividends, and adjustments or changes in the level of earnings are therefore less likely to significantly affect the level of dividends paid. Positive dividend growth rate is a measure of dividend consistency, since it provides some indication of a company’s ability to continue to pay dividends. The Underlying Index is reviewed and rebalanced annually.

The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer goods, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

129

Fund Name	Investment Objective and Principal Investment Strategies
iShares Select Dividend ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Basic Materials ETF	The iShares U.S. Basic Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the basic materials sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Basic Materials Index (the “Underlying Index”), which measures the performance of the basic materials sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include basic materials, chemicals and metals and mining companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

130

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Consumer Goods ETF	The iShares U.S. Consumer Goods ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer goods sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Consumer Goods Index (the “Underlying Index”), which measures the performance of the consumer goods sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: automobiles and parts, beverages, food producers, household goods and home construction, leisure goods, personal goods and tobacco. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer goods companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Consumer Services ETF	The iShares U.S. Consumer Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer services sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Consumer Services Index (the “Underlying Index”), which measures the performance of the consumer services sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer services companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

131

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Consumer Services ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Energy ETF
The iShares U.S. Energy ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the energy sector. The Fund seeks to track the investment results of the Dow Jones U.S. Oil & Gas Index (the “Underlying Index”), which measures the performance of the oil and gas sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include energy, oil and gas, and oil equipment and services companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

132

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Financials ETF	The iShares U.S. Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financials sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Financials Index (the “Underlying Index”), which measures the performance of the financial sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financials, insurance and real estate investment trust (“REIT”) companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Healthcare ETF	The iShares U.S. Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Health Care Index (the “Underlying Index”), which measures the performance of the healthcare sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include biotechnology, healthcare and pharmaceuticals companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

133

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Healthcare ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Industrials ETF	The iShares U.S. Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the industrials sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Industrials Index (the “Underlying Index”), which measures the performance of the industrials sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: construction and materials, aerospace and defense, general industrials, electronic and electrical equipment, industrial engineering, industrial transportation and support services. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

134

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Industrials ETF (continued)	The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Real Estate ETF	The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Real Estate Index (the “Underlying Index”), which measures the performance of the real estate sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include real estate investment trusts (“REITs”). The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

135

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Technology ETF	The iShares U.S. Technology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the technology sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Technology Index (the “Underlying Index”), which measures the performance of the technology sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Telecommunications ETF	The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Select Telecommunications Index (the “Underlying Index”), which measures the performance of the telecommunications sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include telecommunications companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

136

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Telecommunications ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares U.S. Utilities ETF	The iShares U.S. Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the utilities sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Utilities Index (the “Underlying Index”), which measures the performance of the utilities sector of the U.S. equity market. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

137

Fund Name	Investment Objective and Principal Investment Strategies
iShares China Large-Cap ETF	The iShares China Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange.

The Fund seeks to track the investment results of the FTSE China 50 Index (the “Underlying Index”), which is designed to track the performance of the largest companies in the Chinese equity market that are available to international investors. The Underlying Index consists of 50 of the largest and most liquid Chinese companies. Securities in the Underlying Index are weighted based on the total market value of their shares, so that securities with higher total market values generally have a higher representation in the Underlying Index. Each security in the Underlying Index is a current constituent of the FTSE All-World Index and all of the securities in the Underlying Index currently trade on the Hong Kong Stock Exchange. Components primarily include financials, oil and gas and telecommunications companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is FTSE International Limited (“FTSE”).

iShares International Developed Real Estate ETF	The iShares International Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S markets.

The Fund seeks to track the investment results of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index (the “Underlying Index”), which measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries (except for the United States) as defined by FTSE EPRA/NAREIT. As of March 31, 2014, the Underlying Index was comprised of stocks of companies in the following markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom. As of March 31, 2014, the Underlying Index had a total market capitalization of approximately $438.6 billion. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include real estate investment trusts (“REITs”). The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

138

Fund Name	Investment Objective and Principal Investment Strategies
iShares International Developed Real Estate ETF (continued)
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is FTSE International Limited (“FTSE”).

iShares MSCI Australia ETF	The iShares MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of Australian equities.

The Fund seeks to track the investment results of the MSCI Australia Index (the “Underlying Index”), which consists of stocks traded primarily on the Australian Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer staples, financials and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

139

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Australia ETF (continued)
The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts (“DRs”) representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI Brazil Capped ETF	The iShares MSCI Brazil Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Brazilian equities.

The Fund seeks to track the investment results of the MSCI Brazil 25/50 Index (the “Underlying Index”), which consists of stocks traded primarily on the BM&FBOVESPA (the Brazilian exchange). The Underlying Index is a free float-adjusted market capitalization-weighted index with a capping methodology applied to issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with weight above 5% do not exceed 50% of the Underlying Index weight. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer staples, energy, financials and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts (“DRs”) representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

140

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Brazil Capped ETF (continued)	The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI Canada ETF	The iShares MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of Canadian equities.

The Fund seeks to track the investment results of the MSCI Canada Index (the “Underlying Index”), which consists of stocks traded primarily on the Toronto Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include energy, financials and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 90% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI EAFE ETF	The iShares MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.

The Fund seeks to track the investment results of the MSCI EAFE Index (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”) as an equity benchmark for international stock performance. The Underlying Index includes stocks from Europe, Australasia and the Far East and, as of June 30, 2014, consisted of the following 21 developed market country indexes or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

141

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI EAFE ETF (continued)
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI.

iShares MSCI Emerging Markets ETF	The iShares MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities.

The Fund seeks to track the investment results of the MSCI Emerging Markets Index (the “Underlying Index”), which is designed to measure equity market performance in the global emerging markets. As of June 30, 2014, the Underlying Index consisted of the following 23 emerging market indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include energy, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

142

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Emerging Markets ETF (continued)
The Fund generally invests at least 90% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. BFA will waive portfolio management fees in an amount equal to the portfolio management fees of such other iShares funds for any portion of the Fund’s assets invested in shares of such other funds.

The Fund invests all of its assets that are invested in India in a wholly owned subsidiary located in the Republic of Mauritius (the “Subsidiary”). BFA serves as investment adviser to both the Fund and the Subsidiary. Unless otherwise indicated, the term “Fund,” as used in this prospectus (the “Prospectus”), means the Fund and/or the Subsidiary, as applicable. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI EMU ETF	The iShares MSCI EMU ETF (the “Fund”) seeks to track the investment results of an index composed of equities from countries within the European Monetary Union.

The Fund seeks to track the investment results of the MSCI EMU Index (the “Underlying Index”), which consists of stocks from the following 10 developed market countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 95% of its assets in the securities of its Underlying Index and in depositary receipts (“DRs”) representing securities in its Underlying Index. The Fund will at all times invest at least 80% of its assets in the securities of the Underlying Index or in DRs representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

143

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI EMU ETF (continued)	The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI France ETF	The iShares MSCI France ETF (the “Fund”) seeks to track the investment results of an index composed of French equities.

The Fund seeks to track the investment results of the MSCI France Index (the “Underlying Index”), which consists of stocks traded primarily on the Paris Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

144

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Germany ETF
The iShares MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of German equities. The Fund seeks to track the investment results of the MSCI Germany Index (the “Underlying Index”), which consists of stocks traded primarily on the Frankfurt Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares India 50 ETF	The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities.

The Fund seeks to track the investment results of the CNX Nifty IndexTM (the “Underlying Index”), which measures the equity performance of the top 50 companies by free float market capitalization whose equity securities trade in the Indian securities markets. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer staples, energy, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”). The remaining assets will be invested directly by the Fund. The Subsidiary and the Fund will collectively invest at least 80% of the Fund’s total assets in securities that comprise the Underlying Index and in depositary receipts representing securities of the Underlying Index.

Subject to recent legislative developments in India, the Fund may choose to withdraw from the Subsidiary, which may increase the Fund’s India tax expense. BFA serves as investment adviser to both the Fund and the Subsidiary. Unless otherwise indicated, the term “Fund,” as used in this prospectus (the “Prospectus”), means the Fund and/or the Subsidiary, as applicable.

145

Fund Name	Investment Objective and Principal Investment Strategies
iShares India 50 ETF (continued)
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is India Index Services & Products Ltd. (“IISL”).

iShares MSCI Indonesia ETF	The iShares MSCI Indonesia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Indonesian equities.

The Fund seeks to track the investment results of the MSCI Indonesia Investable Market Index (IMI) (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index designed to measure the performance of equity securities listed on stock exchanges in Indonesia. The Underlying Index may include large-, mid- or small- capitalization companies, and components primarily include consumer discretionary, consumer staples and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

146

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Indonesia ETF (continued)
The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI Italy Capped ETF	The iShares MSCI Italy Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Italian equities.

The Fund seeks to track the investment results of the MSCI Italy 25/50 Index (the “Underlying Index”), which consists of stocks traded primarily on the Milan Stock Exchange. The Underlying Index is a free float-adjusted market capitalization-weighted index with a capping methodology applied to issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with weight above 5% do not exceed 50% of the Underlying Index weight. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include energy, financials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

147

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Japan ETF	The iShares MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities.

The Fund seeks to track the investment results of the MSCI Japan Index (the “Underlying Index”), which consists of stocks traded primarily on the Tokyo Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 90% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI Mexico Capped ETF	The iShares MSCI Mexico Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Mexican equities.

The Fund seeks to track the investment results of the MSCI Mexico Investable Market Index (IMI) 25/50 (the “Underlying Index”), which consists of stocks traded primarily on the Mexican Stock Exchange. The Underlying Index is a free float-adjusted market capitalization-weighted index with a capping methodology applied to issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with weight above 5% do not exceed 50% of the Underlying Index weight. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer staples, financials and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

148

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Mexico Capped ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI Philippines ETF	The iShares MSCI Philippines ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Philippine equities.

The Fund seeks to track the investment results of the MSCI Philippines Investable Market Index (IMI) (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index designed to measure the performance of the Philippine equity markets. The Underlying Index may include large-, mid- or small- capitalization companies, and components primarily include financials, industrials and telecommunications companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

149

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI South Africa ETF	The iShares MSCI South Africa ETF (the “Fund”) seeks to track the investment results of an index composed of South African equities.

The Fund seeks to track the investment results of the MSCI South Africa Index (the “Underlying Index”), which consists of stocks traded primarily on the Johannesburg Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and telecommunications companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 90% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI South Korea Capped ETF	The iShares MSCI South Korea Capped ETF (the “Fund”) seeks to track the investment results of an index composed of South Korean equities.

The Fund seeks to track the investment results of the MSCI Korea 25/50 Index (the “Underlying Index”), which consists of stocks traded primarily on the Stock Market Division of the Korea Exchange. The Underlying Index is a free float-adjusted market capitalization-weighted index with a capping methodology applied to issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with weight above 5% do not exceed 50% of the Underlying Index weight. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

150

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI South Korea Capped ETF (continued)
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI Spain Capped ETF	The iShares MSCI Spain Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Spanish equities.

The Fund seeks to track the investment results of the MSCI Spain 25/50 Index (the “Underlying Index”), which consists of stocks traded primarily on the Madrid Stock Exchange. The Underlying Index is a free float-adjusted market capitalization-weighted index with a capping methodology applied to issuer weights so that no single issuer of a component exceeds 25% of the Underlying Index weight, and all issuers with weight above 5% do not exceed 50% of the Underlying Index weight. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financials, industrials, telecommunications and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

151

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Spain Capped ETF (continued)
The Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI Taiwan ETF	The iShares MSCI Taiwan ETF (the “Fund”) seeks to track the investment results of an index composed of Taiwanese equities.

The Fund seeks to track the investment results of the MSCI Taiwan Index (the “Underlying Index”), which consists of stocks traded primarily on the Taiwan Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financials, information technology and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

152

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI Turkey ETF	The iShares MSCI Turkey ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Turkish equities.

The Fund seeks to track the investment results of the MSCI Turkey Investable Market Index (IMI) (the “Underlying Index”), which is a free float-adjusted market capitalization index designed to measure broad-based equity market performance in Turkey. The Underlying Index consists of stocks traded primarily on the Istanbul Stock Exchange (ISE). The Underlying Index may include large-, mid- or small- capitalization companies, and components primarily include consumer staples, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares MSCI United Kingdom ETF	The iShares MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of U.K. equities.

The Fund seeks to track the investment results of the MSCI United Kingdom Index (the “Underlying Index”), which consists of stocks traded primarily on the London Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer staples, energy and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

153

Fund Name	Investment Objective and Principal Investment Strategies
iShares MSCI United Kingdom ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will at all times invest at least 90% of its assets in the securities of its Underlying Index and in depositary receipts representing securities in its Underlying Index. The Fund may invest the remainder of its assets in other securities, including securities not in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares iBoxx $ Investment Grade Corporate Bond ETF	The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds.

The Fund seeks to track the investment results of the Markit iBoxx® USD Liquid Investment Grade Index (the “Underlying Index”), which is a rules-based index consisting of liquid, U.S. dollar-denominated, investment-grade corporate bonds for sale in the United States, as determined by the index provider. The Underlying Index is designed to provide a broad representation of the U.S. dollar-denominated liquid investment-grade corporate bond market. The Underlying Index is a modified market-value weighted index with a cap on each issuer of 3%. There is no limit to the number of issues in the Underlying Index, but as of December 31, 2013, the Underlying Index included approximately 1,152 constituents. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer services, financials, and oil and gas companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The Underlying Index is a subset of the Markit iBoxx USD Corporate Bond Index, an index of over 1,100 investment-grade bonds. Bonds in the Underlying Index are selected from the universe of eligible bonds in the Markit iBoxx USD Corporate Bond Index using defined rules. Currently, the bonds eligible for inclusion in the Underlying Index include U.S. dollar-denominated corporate bonds that: (i) are issued by companies domiciled in countries classified as developed markets by the Index Provider; (ii) are rated investment-grade by Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Services (“Moody’s”) or Standard & Poor’s Ratings Services; (iii) are from issuers with at least $2 billion outstanding face value; (iv) have at least $750 million of outstanding face value; and (v) have at least three years to maturity.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

154

Fund Name	Investment Objective and Principal Investment Strategies
iShares iBoxx $ Investment Grade Corporate Bond ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and at least 95% of its assets in investment-grade corporate bonds. The Fund also may invest in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund’s Index Provider is Markit Indices Limited (“Markit”).
iShares iBoxx $ High Yield Corporate Bond ETF	The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds.

The Fund seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index (the “Underlying Index”), which is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the index provider. The Underlying Index is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market. The Underlying Index is a modified market-value weighted index with a cap on each issuer of 3%. Bonds in the Underlying Index are selected using a rules-based criteria, as defined by the index provider. There is no limit to the number of issues in the Underlying Index, but as of December 31, 2013, the Underlying Index included approximately 887 constituents. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer services, industrials, and oil and gas companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Currently, the bonds eligible for inclusion in the Underlying Index include U.S. dollar-denominated high yield corporate bonds that: (i) are issued by companies domiciled in countries classified as developed markets by the index provider; (ii) are rated sub- investment-grade by Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Services (“Moody’s”) or Standard & Poor’s Ratings Services; (iii) are from issuers with at least $1 billion outstanding face value; (iv) have at least $400 million of outstanding face value; (v) have an original maturity date of less than 15 years; and (vi) have at least one year to maturity.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

155

Fund Name	Investment Objective and Principal Investment Strategies
iShares iBoxx $ High Yield Corporate Bond ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to the securities in the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Markit Indices Limited (“Markit”).

iShares Core High Dividend ETF	The iShares Core High Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities.

The Fund seeks to track the investment results of the Morningstar® Dividend Yield Focus IndexSM (the “Underlying Index”), which offers exposure to high quality U.S.-domiciled companies that have had strong financial health and an ability to sustain above average dividend payouts. Underlying Index constituents are drawn from the pool of stocks issued by U.S.-domiciled companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities, or The NASDAQ Stock Market. The Underlying Index is a subset of the Morningstar® U.S. Market IndexSM (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). The Underlying Index is comprised of qualified income paying securities that are screened for superior company quality and financial health as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology. Stocks in the Underlying Index represent the top 75 yielding stocks meeting the screening requirements. The Morningstar index methodology determines “company quality” in accordance with the Morningstar Economic MoatTM rating system, in which companies are expected to earn above-average profits and sustain their dividend. Stocks in the Underlying Index are designated as having a rating of either “narrow” or “wide” based on the strength of the company’s competitive advantage. Additionally, companies are screened for “financial health” using Morningstar’s Distance to Default measure, a quantitative option pricing approach that estimates a company’s probability of default. To qualify for inclusion in the Underlying Index, constituents must have a Morningstar Economic Moat rating of “narrow” or “wide” and have a Morningstar Distance to Default score in the top 50% of eligible dividend-paying companies. For those companies that are not assigned a Morningstar Economic Moat rating, these companies must demonstrate a Morningstar Distance to Default score in the top 30% of eligible dividend-paying companies. Additionally, each constituent’s dividend must be deemed to be qualified income.

The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer goods, healthcare and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

156

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core High Dividend ETF (continued)
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index or in depositary receipts representing securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Morningstar.

iShares J.P. Morgan USD Emerging Markets Bond ETF	The iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds.

The Fund seeks to track the investment results of the J.P. Morgan EMBISM Global Core Index (the “Underlying Index”), which is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The methodology is designed to distribute the weight of each country within the Underlying Index by limiting the weights of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.

As of September 30, 2013, the Underlying Index consisted of the following 40 countries: Angola, Argentina, Azerbaijan, Brazil, Chile, China, Colombia, Costa Rica, Cote D’Ivoire, Croatia, the Dominican Republic, Egypt, El Salvador, Ghana, Hungary, Indonesia, Iraq, Kazakhstan, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Mongolia, Morocco, Panama, Peru, the Philippines, Poland, Romania, Russia, Serbia, Slovak Republic, South Africa, Sri Lanka, Turkey, Ukraine, Uruguay, Venezuela and Vietnam. As of September 30, 2013, the Underlying Index’s five highest weighted countries were Brazil, Russia, Turkey, Mexico and the Philippines.

The Underlying Index may change its composition and weighting monthly upon rebalancing. The Underlying Index includes both fixed-rate and floating-rate instruments issued by sovereign and quasi-sovereign entities from index-eligible countries. Quasi-sovereign entities are entities whose securities are either 100% owned by their respective governments or subject to a 100% guarantee that does not rise to the level of constituting the full faith and credit by such governments. Only those instruments which (i) are denominated in U.S. dollars, (ii) have a current face amount outstanding of $1 billion or more, (iii) have at least two years until maturity, (iv) are able to settle internationally through Euroclear or another institution domiciled outside the issuing country, and (v) have bid and offer prices that are available on a daily and timely basis — either from an inter-dealer broker or J.P. Morgan Securities LLC — are considered for inclusion in the Underlying Index. As of September 30, 2013, the Underlying Index consisted of both investment-grade and non-investment-grade bonds. Convertible bonds are not eligible for inclusion in the Underlying Index. The Underlying Index is market value weighted and is rebalanced monthly on the last business day of the month.

157

Fund Name	Investment Objective and Principal Investment Strategies
iShares J.P. Morgan USD Emerging Markets Bond ETF (continued)
BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is JPMorgan Chase & Co. (“J.P. Morgan”).

iShares Intermediate Credit Bond ETF
The iShares Intermediate Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years.

The Fund seeks to track the investment results of the Barclays U.S. Intermediate Credit Bond Index (the “Underlying Index”), which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than 10 years. As of December 31, 2013, there were 3,899 issues in the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include agency securities, and financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The Underlying Index includes investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than 10 years and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country’s currency, but are traded outside of that country in a different country and regulatory system (Eurobonds). The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

158

Fund Name	Investment Objective and Principal Investment Strategies
iShares Intermediate Credit Bond ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

iShares 1-3 Year Credit Bond ETF
The iShares 1-3 Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and three years.

The Fund seeks to track the investment results of the Barclays U.S. 1-3 Year Credit Bond Index (the “Underlying Index”), which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years. As of December 31, 2013, there were 1,107 issues in the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies, and primarily include agency securities, and financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The Underlying Index includes investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than three years and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country’s currency but are traded outside of that country in a different monetary and regulatory system (Eurobonds). The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

159

Fund Name	Investment Objective and Principal Investment Strategies
iShares 1-3 Year Credit Bond ETF (continued)
The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund may also invest its other assets in futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

iShares CMBS ETF	The iShares CMBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities.

The Fund seeks to track the investment results of the Barclays U.S. CMBS (ERISA Only) Index (the “Underlying Index”), which measures the performance of investment-grade commercial mortgage-backed securities (“CMBS”), which are classes of securities (known as “certificates”) that represent interests in “pools” of commercial mortgages. The Underlying Index includes only CMBS that are Employee Retirement Income Security Act of 1974, as amended (“ERISA”) eligible under the underwriter’s exemption, which will deem ERISA eligible the certificates with the first priority of principal repayment, as long as certain conditions are met, including the requirement that the certificates be rated in one of the three highest rating categories by Fitch Ratings, Inc., Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services.

The Underlying Index includes investment-grade CMBS that are ERISA eligible with $300 million or more of aggregate outstanding transaction size. In addition, the original aggregate transaction must be $500 million or more and the tranche size must be $25 million or more. CMBS certificates must have an expected life of at least one year and must be either fixed-rate or subject to an interest rate cap equal to the weighted average coupon of the underlying asset pool. Excluded from the Underlying Index are non-ERISA eligible securities, agency transactions and privately-issued securities, including those which may be resold in accordance with Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). The securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to the securities in the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

160

Fund Name	Investment Objective and Principal Investment Strategies
iShares CMBS ETF (continued)	The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

iShares Core U.S. Aggregate Bond ETF	The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market.

The Fund seeks to track the investment results of the Barclays U.S. Aggregate Bond Index (the “Underlying Index”), which measures the performance of the total U.S. investment-grade bond market. As of December 31, 2013, there were 8,727 issues in the Underlying Index.

The Underlying Index includes investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include mortgage-backed pass-through and treasury securities, and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The securities in the Underlying Index have $250 million or more of outstanding face value and have at least one year remaining to maturity, with the exception of amortizing securities such as asset-backed and mortgage-backed securities, which have lower thresholds as defined by the index provider. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Underlying Index. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally seeks to track the performance of the Underlying Index by investing approximately 90% of its assets in the bonds represented in the Underlying Index and in securities that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, as well as in cash and high-quality, liquid short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

161

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core U.S. Aggregate Bond ETF (continued)
As of December 31, 2013, approximately 29.10% of the bonds represented in the Underlying Index were U.S. fixed-rate agency mortgage-backed pass-through securities. U.S. fixed-rate agency mortgage-backed pass-through securities are securities issued by entities such as the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) that are backed by pools of mortgages. Most transactions in fixed-rate mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (“to-be-announced (TBA) transactions”). The Fund may enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

iShares 1-3 Year Treasury Bond ETF	The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years.

The Fund seeks to track the investment results of the Barclays U.S. 1-3 Year Treasury Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of December 31, 2013, there were 85 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment-grade, and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

162

Fund Name	Investment Objective and Principal Investment Strategies
iShares 1-3 Year Treasury Bond ETF (continued)
The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

iShares 0-5 Year TIPS Bond ETF	The iShares 0-5 Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than five years.

The Fund seeks to track the investment results of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Underlying Index”), which measures the performance of the inflation-protected public obligations of the U.S. Treasury that have a remaining maturity of less than five years. Inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

The Underlying Index includes all publicly-issued U.S. Treasury inflation-protected securities that have less than five years remaining to maturity, are rated investment-grade and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and have a notional coupon that is fixed-rate or zero. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

163

Fund Name	Investment Objective and Principal Investment Strategies
iShares 0-5 Year TIPS Bond ETF (continued)
The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).
iShares Short Treasury Bond ETF	The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year.

The Fund seeks to track the investment results of the Barclays U.S. Short Treasury Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months. As of December 31, 2013, there were 65 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of between one and 12 months and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

164

Fund Name	Investment Objective and Principal Investment Strategies
iShares Short-Term National AMT-Free Muni Bond ETF
The iShares Short-Term National AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years.

The Fund seeks to track the investment results of the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Underlying Index”), which measures the performance of the short-term investment-grade segment of the U.S. municipal bond market. As of December 31, 2013, there were 2,438 issues in the Underlying Index. Components primarily include transportation companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The Underlying Index includes municipal bonds from issuers that are primarily state or local governments or agencies such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”). Each bond must have a rating of at least BBB- by Standard & Poor’s Ratings Services, Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- by Fitch Ratings, Inc. (“Fitch”). A bond must be rated by at least one of the three rating agencies in order to qualify for the Underlying Index. For the avoidance of doubt, the lowest rating will be used in determining if the bond is investment-grade. Each bond must be denominated in U.S. dollars. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $100 million. The bond must have a minimum par amount of $25 million to be eligible for inclusion. To remain in the Underlying Index, bonds must maintain a minimum par amount greater than or equal to $25 million as of the next rebalancing date. In addition, each bond must have a remaining term to maturity and/or pre-refunded or call date that is less than or equal to five years and greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index, and the securities in the Underlying Index are updated after the close on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index. The Fund may at times invest up to 20% of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index, and in futures contracts, options on futures contracts, options and swaps, as well as cash and cash equivalents, including shares of municipal money market funds advised by BFA or its affiliates, as well as in municipal bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund will generally hold municipal bond securities issued by state and local municipalities whose interest payments are exempt from U.S. federal income tax, the federal AMT and the federal Medicare contribution tax of 3.8% on “net investment income.” In addition, the Fund intends to invest any cash assets in one or more affiliated municipal money market funds, which may be advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones LLC, a subsidiary of The McGraw Hill Financial, Inc. (“SPDJI”).

165

Fund Name	Investment Objective and Principal Investment Strategies
iShares MBS ETF
The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/or guaranteed by U.S. government agencies. The Fund seeks to track the investment results of the Barclays U.S. MBS Index (the “Underlying Index”), which measures the performance of investment-grade mortgage-backed pass-through securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Government National Mortgage Association (“Ginnie Mae”). The Underlying Index includes fixed-rate mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae and Freddie Mac that have 30-, 20-, 15-year maturities, as well as hybrid adjustable rate mortgages (“ARMs”). All securities in the Underlying Index must have a remaining weighted average maturity of at least one year; hybrid ARMs must be at least one year away from initial reset, must be investment-grade, and must have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be non-convertible. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund seeks to track the performance of the Underlying Index by investing at least 90% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

As of December 31, 2013, approximately 100% of the bonds represented in the Underlying Index were U.S. agency mortgage-backed pass-through securities. The Underlying Index is represented by approximately 97.72% fixed-rate mortgages and 2.28% hybrid ARMs. Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (“to-be-announced (TBA) transactions”). The Fund may enter into such contracts for fixed-rate pass-through securities on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in liquid, short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

166

Fund Name	Investment Objective and Principal Investment Strategies
iShares 1-3 Year International Treasury Bond ETF
The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds with remaining maturities between one and three years.

The Fund seeks to track the investment results of the S&P/Citigroup International Treasury Bond Index Ex-U.S. 1-3 Year (the “Underlying Index”), which is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the United States that have a remaining maturity of greater than one year and less than or equal to three years. The methodology is designed to balance the weighting of each country within the Underlying Index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding. To be eligible for inclusion in the Underlying Index, the issuing country must be a “Developed Country” as classified by the Bank for International Settlements.

As of September 30, 2013, the Underlying Index included securities issued by governments in the following 18 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to the securities in the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones LLC, a subsidiary of The McGraw Hill Financial, Inc. (“SPDJI”).

iShares Emerging Markets Corporate Bond ETF	The iShares Emerging Markets Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds.

The Fund seeks to track the investment results of the Morningstar® Emerging Markets Corporate Bond IndexSM (the “Underlying Index”), which tracks the performance of the U.S. dollar-denominated emerging market corporate bond market. All bonds included in the Underlying Index are selected according to a set of rule-based inclusion criteria regarding issue size, bond type, maturity, and liquidity. The securities included in the Underlying Index are rebalanced on the first business day of each month. Eligible countries included in the Underlying Index are rebalanced annually at the end of September.

167

Fund Name	Investment Objective and Principal Investment Strategies
iShares Emerging Markets Corporate Bond ETF (continued)
The Underlying Index includes bonds issued by corporations and quasi-sovereign corporations (more than 50% government ownership) based in Latin American, Eastern European, Middle Eastern/African, and Asian (excluding Japan) countries that meet certain criteria to be classified as emerging market countries by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology. Eligible individual securities must have a minimum outstanding face value of $500 million or more, and eligible issuers must have aggregate outstanding debt of $1 billion or more to be included in the Underlying Index. All securities included in the Underlying Index must be U.S. dollar-denominated fixed rate bonds with a remaining maturity of 13 months or more at the time of rebalancing and a minimum of 36 months to maturity or greater at time of issuance. There are no ratings restrictions on either the individual bonds or the country of risk, but all bonds in the Underlying Index must have at least one credit rating from either Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services or Fitch Ratings, Inc. (“Fitch”).

The Underlying Index is market capitalization-weighted with a 5% capping of issuers and a pro rata distribution of any excess weight across the remaining issuers in the Underlying Index. As of September 30, 2013, the Underlying Index included issuers located in Brazil, Chile, China, Colombia, Hong Kong, India, Indonesia, Israel, Jamaica, Kazakhstan, Kuwait, Malaysia, Mexico, Peru, the Philippines, Qatar, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Thailand, Trinidad and Tobago, Turkey, the Ukraine, the United Arab Emirates and Venezuela. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financials, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Morningstar.

168

Fund Name	Investment Objective and Principal Investment Strategies
iShares Emerging Markets Local Currency Bond ETF	The iShares Emerging Markets Local Currency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds.

The Fund seeks to track the investment results of the Barclays Emerging Markets Broad Local Currency Bond Index (the “Underlying Index”), which measures the performance of local currency-denominated sovereign bond markets of emerging market countries.

Securities included in the Underlying Index must be issued by countries that satisfy certain eligibility requirements for emerging market countries, and meet separate security-specific requirements.

Eligible issuer countries must have a sovereign rating of A1/A+ or lower using the middle foreign currency long-term debt rating of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services or Fitch Ratings, Inc. (“Fitch”), or be classified by the World Bank as a Low, Low/Middle or Upper/Middle Income country. Countries that are part of the Eurozone are excluded from the Underlying Index, regardless of their rating or World Bank classification. Eligible issuer countries must also have at least the local currency equivalent of U.S. $5 billion face amount of aggregate local currency treasury debt with maturities greater than one year outstanding as of July 1 of the preceding year.

Each security issued by an eligible emerging market country included in the Underlying Index must separately have the local currency equivalent of U.S. $1 billion face amount outstanding and meet certain pricing and maturity requirements. Treasury bills and strips, floating-rate issues, inflation-linked bonds, dual currency bonds, and private placements are excluded from the Underlying Index.

As of September 30, 2013, the Underlying Index included securities issued by Brazil, Chile, Colombia, the Czech Republic, Egypt, Hungary, Indonesia, Israel, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand and Turkey.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to the securities in the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

169

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core GNMA Bond ETF
The iShares Core GNMA Bond ETF (the “Fund”) seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”).

The Fund seeks to track the investment results of the Barclays U.S. GNMA Bond Index (the “Underlying Index”), which is a market capitalization-weighted index that measures the performance of mortgage-backed pass-through securities issued by GNMA.

The Underlying Index includes fixed-rate mortgage pass-through securities issued by GNMA that have 30- or 15-year maturities. All securities in the Underlying Index must have a weighted average maturity of at least one year and have $250 million or more of outstanding face value. The securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to the securities in the Underlying Index. However, the Fund may at times invest up to 20% of its assets in cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in mortgage-backed pass-through securities issued by GNMA and treasury bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.

Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (“to-be-announced (TBA) transactions”). The Fund may enter into such contracts for fixed-rate pass-through securities on a regular basis. The Fund, pending settlement of such contracts, will invest the relevant assets in liquid, short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund’s investments in mortgage-backed pass-through securities (including transactions occurring through TBAs) will be limited to GNMA issuances.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

170

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core Long-Term USD Bond ETF
The iShares Core Long-Term USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high-yield with remaining maturities greater than ten years.

The Fund seeks to track the investment results of the Barclays U.S. Universal 10+ Year Index (the “Underlying Index”), which measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield with remaining maturities greater than ten years.

The Underlying Index includes U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt), investment-grade and high yield U.S. corporate bonds, Eurodollar bonds, bonds registered with the SEC or exempt from registration at the time of issuance, or offered pursuant to Rule 144A with or without registration rights (“Rule 144A Bonds”) and U.S. dollar-denominated emerging market bonds. The Underlying Index is a subset of the Barclays U.S. Universal Index.

The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include treasury securities, and financials, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The securities in the Underlying Index have at least 10 years remaining to maturity, or at least 10 years remaining to the first call date in the case of callable perpetual securities. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and be non-convertible. Excluded from the Underlying Index are tax-exempt municipal securities, coupon issues that have been stripped from bonds, structured notes, private placements (excluding Rule 144A Bonds) and bonds denominated in euros. The Underlying Index is market-capitalization weighted and is rebalanced on the last day of the month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities in the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

171

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core MSCI EAFE ETF
The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada.

The Fund seeks to track the investment results of the MSCI EAFE IMI (the “Underlying Index”), which has been developed by MSCI Inc. (“MSCI”) as an equity benchmark for its international stock performance. The Underlying Index is designed to measure large-, mid- and small-capitalization equity market performance and includes stocks from Europe, Australasia and the Far East and, as of June 30, 2014, consisted of the following 21 developed market countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI.

iShares Core MSCI Emerging Markets ETF	The iShares Core MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities.

The Fund seeks to track the investment results of the MSCI Emerging Markets Investable Market Index (IMI) (the “Underlying Index”), which is designed to measure large-, mid- and small-cap equity market performance in the global emerging markets. As of June 30, 2014, the Underlying Index consisted of the following 23 emerging market countries: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. As of June 30, 2014, the Underlying Index was comprised of 2,653 constituents. Components primarily include consumer discretionary, energy, financials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

172

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core MSCI Emerging Markets ETF (continued)
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.

The Fund invests all of its assets that are invested in India through a wholly owned subsidiary located in the Republic of Mauritius (the “Subsidiary”). BFA serves as investment adviser to both the Fund and the Subsidiary. Unless otherwise indicated, the term “Fund,” as used in this Prospectus, means the Fund and/or the Subsidiary, as applicable. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is calculated by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares Core MSCI Europe ETF	The iShares Core MSCI Europe ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities.

The Fund seeks to track the investment results of the MSCI Europe IMI (the “Underlying Index”), a free float-adjusted market-capitalization weighted index which consists of stocks from the following 15 developed market countries or regions: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, consumer staples, financials, healthcare and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

173

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core MSCI Europe ETF (continued)
The Fund generally invests at least 80% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

iShares Core MSCI Pacific ETF	The iShares Core MSCI Pacific ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities.

The Fund seeks to track the investment results of the MSCI Pacific IMI (the “Underlying Index”), a free float-adjusted market-capitalization weighted index which consists of stocks from the following five countries and regions: Australia, Hong Kong, Japan, New Zealand and Singapore. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

174

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core MSCI Total International Stock ETF	The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities.

The Fund seeks to track the investment results of the MSCI ACWI ex USA IMI (the “Underlying Index”), which is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States. As of June 30, 2014, the Underlying Index consisted of companies in the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, the Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates and the United Kingdom (together, the “ACWI ex U.S. IMI countries”). As of June 30, 2014, the Underlying Index was comprised of 6,071 securities. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 80% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund will invest all of its assets that are invested in India through a wholly owned subsidiary located in the Republic of Mauritius (the “Subsidiary”). BFA will serve as investment adviser to both the Fund and the Subsidiary. Unless otherwise indicated, the term “Fund,” as used in this Prospectus, means the Fund and/or the Subsidiary, as applicable.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is MSCI Inc. (“MSCI”).

175

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core S&P Mid-Cap ETF	The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities.

The Fund seeks to track the investment results of the S&P MidCap 400® (the “Underlying Index”), which measures the performance of the mid-capitalization sector of the U.S. equity market. As of March 31, 2014, the Underlying Index included approximately 8% of the market capitalization of all U.S. equity securities. The stocks in the Underlying Index have a market capitalization between $1.2 billion and $5.1 billion at time of entry, and which may fluctuate depending on the overall level of the equity markets, and are selected for liquidity and industry group representation. The Underlying Index consists of stocks from a broad range of industries. Components primarily include financials, industrials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares Core S&P Small-Cap ETF	The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities.

The Fund seeks to track the investment results of the S&P SmallCap 600® (the “Underlying Index”), which measures the performance of the small-capitalization sector of the U.S. equity market. As of March 31, 2014, the Underlying Index included approximately 3% of the market capitalization of all U.S. equity securities. The stocks in the Underlying Index have a market capitalization between $350 million and $1.6 billion at time of entry, which may fluctuate depending on the overall level of the equity markets, and are selected for liquidity and industry group representation. The Underlying Index consists of stocks from a broad range of industries. Components primarily include consumer discretionary, financials, industrials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

176

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core S&P Small-Cap ETF (continued)
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares Core S&P Total U.S. Stock Market ETF	The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities.

The Fund seeks to track the investment results of the S&P Composite 1500® (the “Underlying Index”), which comprises the S&P 500®, S&P MidCap 400® and S&P SmallCap 600®, which together represent approximately 91% of the total U.S. equity market as of March 31, 2014. The securities in the Underlying Index are weighted based on the total float-adjusted market value of their outstanding shares. Securities with higher total market values have a larger representation in the Underlying Index. The S&P 500® measures the performance of the large-capitalization sector of the U.S. equity market. As of March 31, 2014, the S&P 500® included approximately 80% of the market capitalization of all U.S. equity securities. The S&P MidCap 400® measures the performance of the mid-capitalization sector of the U.S. equity market. The securities added to the S&P MidCap 400® have a market capitalization between $1.2 billion and $5.1 billion at time of entry, which may fluctuate depending on the overall level of the equity markets, and are selected for liquidity and industry group representation. The securities added to the S&P SmallCap 600® have a market capitalization between $350 million and $1.6 billion at time of entry, which may fluctuate depending on the overall level of the equity markets, and the S&P SmallCap 600® measures the performance of publicly-traded securities in the small-capitalization sector of the U.S. equity market. Components primarily include consumer discretionary, financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

177

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core S&P Total U.S. Stock Market ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares Core Short-Term USD Bond ETF
The iShares Core Short-Term USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high yield with remaining maturities between one and five years.

The Fund seeks to track the investment results of the Barclays U.S. Universal 1-5 Year Index (the “Underlying Index”), which measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield with remaining maturities between one and five years. The Underlying Index includes U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt), investment-grade and high yield U.S. corporate bonds, mortgage-backed pass-through securities (“MBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), Eurodollar bonds, bonds registered with the SEC or exempt from registration at the time of issuance, or offered pursuant to Rule 144A with or without registration rights (“Rule 144A Bonds”) and U.S. dollar-denominated emerging market bonds. The Underlying Index is a subset of the Barclays U.S. Universal Index.

The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include securitized assets, treasury securities, and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The securities in the Underlying Index must be denominated in U.S. dollars and non-convertible. Excluded from the Underlying Index are tax-exempt municipal securities, coupon issues that have been stripped from bonds, structured notes, private placements (excluding Rule 144A Bonds) and bonds denominated in euros. Most transactions in fixed-rate mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (“to-be-announced (TBA) transactions”). The Fund may enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds advised by BFA or its affiliates. The Fund will assume its pro rata share of the fees and expenses of any money market fund that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery. The Underlying Index is market-capitalization weighted and is rebalanced on the last day of the month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

178

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core Short-Term USD Bond ETF (continued)
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

iShares Core U.S. Credit Bond ETF
The iShares Core U.S. Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds. The Fund seeks to track the investment results of the Barclays U.S. Credit Bond Index (the “Underlying Index”), which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to one year. As of December 31, 2013, there were 5,656 issues in the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include financials, industrials and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

The Underlying Index includes investment-grade credit securities that have a remaining maturity of greater than or equal to one year and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country’s currency, but are traded outside of that country in a different country and regulatory system (Eurobonds). The Underlying Index is market capitalization-weighted, and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

179

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core U.S. Credit Bond ETF (continued)
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

iShares Core U.S. Growth ETF	The iShares Core U.S. Growth ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit growth characteristics.

The Fund seeks to track the investment results of the Russell 3000 Growth Index (the “Underlying Index”), which measures the performance of the growth sector of the broad U.S. equity market. It is a subset of the Russell 3000® Index, representing, as of March 31, 2014, approximately 51% of the total market value of the Russell 3000 Index. The Underlying Index measures the performance of equity securities of Russell 3000 Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Russell 3000 Index is a float-adjusted capitalization-weighted index of the largest public issuers domiciled in the U.S. and its territories. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer discretionary, healthcare, producer durables and technology companies.

The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

180

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core U.S. Growth ETF (continued)
The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Frank Russell Company (“Russell”).

iShares Core U.S. Treasury Bond ETF	The iShares Core U.S. Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds.

The Fund seeks investment results of the Barclays U.S. Treasury Bond Index (the “Underlying Index”), which is a market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of one year or more and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The securities in the Underlying Index are updated on the last calendar day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the securities of the Underlying Index and in investments that provide substantially similar exposure to the securities in the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Barclays Capital Inc. or its affiliates (“Barclays”).

181

Fund Name	Investment Objective and Principal Investment Strategies
iShares Core U.S. Value ETF	The iShares Core U.S. Value ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities that exhibit value characteristics.

The Fund seeks to track the investment results of the Russell 3000 Value Index (the “Underlying Index”), which measures the performance of the value sector of the broad U.S. equity market. It is a subset of the Russell 3000® Index. As of March 31, 2014, the Underlying Index represents approximately 49% of the total market value of the Russell 3000 Index. The Underlying Index measures the performance of equity securities of Russell 3000 Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Russell 3000 Index is a float-adjusted capitalization-weighted index of the largest public issuers domiciled in the U.S. and its territories. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include energy, financials and healthcare companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is Frank Russell Company (“Russell”).

182

Fund Name	Investment Objective and Principal Investment Strategies
iShares U.S. Oil & Gas Exploration & Production ETF	The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector.

The Fund seeks to track the investment results of the Dow Jones U.S. Select Oil Exploration & Production Index (the “Underlying Index”), which measures the performance of the oil exploration and production sub-sector of the U.S. equity market. The Underlying Index includes companies that are engaged in the exploration for and drilling, production, refining, and supply of oil and gas products. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include oil and gas companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before the fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares Global Consumer Staples ETF

The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector.

The Fund seeks to track the investment results of the S&P Global 1200 Consumer Staples Sector IndexTM (the “Underlying Index”), which measures the performance of companies that S&P Dow Jones Indices LLC (“S&P”), a subsidiary of McGraw Hill Financial, Inc., deems to be part of the consumer staples sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200TM. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include consumer staples companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. As of March 31, 2014, the Underlying Index was comprised of stocks of companies in the following countries: Australia, Belgium, Brazil, Canada, Chilé, China, Denmark, France, Germany, Ireland, Japan, Mexico, the Netherlands, Norway, South Korea, Spain, Sweden, Switzerland, the United Kingdom and the United States.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

183

Fund Name	Investment Objective and Principal Investment Strategies
iShares Global Consumer Staples ETF (continued)
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a product of an organization (the “Index Provider”) that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc. (“SPDJI”).

iShares 20+ Year Treasury Bond ETF

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years.

The Fund seeks to track the investment results of the Barclays U.S. 20+ Year Treasury Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. As of December 31, 2014, there were 29 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 20 years, are rated investment-grade and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

184

Fund Name	Investment Objective and Principal Investment Strategies
iShares 20+ Year Treasury Bond ETF (continued)

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund may invest up to 10% of its assets in U.S. government bonds not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).

The Underlying Index is sponsored by Barclays Capital Inc. or its affiliates (the “Index Provider” or “Barclays”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

185

Account Information

Details About the Share Class

Each Fund currently offers multiple share classes (Class K Shares in this prospectus), each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio of a Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Only certain investors are eligible to buy Class K Shares. Shareholders who received Class K Shares in connection with the re-classification of Institutional Shares as Class K Shares must meet the availability criteria below in order to make additional purchases of Class K Shares. Either your financial professional or your selected securities dealer, broker, investment adviser, service provider, or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) can help you determine whether you are eligible to buy Class K Shares.

Each Fund’s shares are distributed by BlackRock Investments, LLC (the “Distributor”), an affiliate of BlackRock.

The table below summarizes key features of Class K Shares of the Funds.

Class K Shares at a Glance

Availability

Available only to (i) employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs and SARSEPs) (“Employer-Sponsored Retirement Plans”), (ii) collective trust funds, investment companies and other pooled investment vehicles, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares, (iii) “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts, each of which may purchase shares of the Fund through a Financial Intermediary that has entered into an agreement with the Distributor to purchase such shares and (iv) any other investors who met the eligibility criteria for BlackRock Shares or Class K Shares prior to September 1, 2015 and have continually held Class K Shares of the Fund in the same account since September 1, 2015.

Minimum Investment
There is no minimum initial investment requirement for any Employer-Sponsored Retirement Plans or any other eligible investors other than Institutional Investors.
$5 million minimum initial investment for Institutional Investors.
There is no minimum investment amount for additional purchases.

Initial Sales Charge?	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No.
Distribution and Service (12b-1) Fees?	No.
Redemption Fees?	No.

Each Fund reserves the right to modify or waive the above-stated policies at any time.

When Class K Shares are purchased through a customer’s account in an Employer-Sponsored Retirement Plan through procedures established by the Employer-Sponsored Retirement Plan, confirmation of share purchases and redemptions will be sent to the Employer-Sponsored Retirement Plan. A customer’s ownership of shares will be recorded by the Employer-Sponsored Retirement Plan and reflected in the account statements provided by the Employer-Sponsored Retirement Plan to its participants.

If you purchased your shares through an Employer-Sponsored Retirement Plan and you transfer your investment from an Employer-Sponsored Retirement Plan to a type of account, such as an individual retirement account, that is not an eligible Class K Share investor in the Fund, you must liquidate your investment in Class K Shares of the Fund and purchase a share class of another fund advised by BlackRock or its affiliates that is available for purchase by that type of account.

For investors not purchasing shares through an Employer-Sponsored Retirement Plan, please see below for information on how to buy, sell and transfer shares.

186

How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell, exchange and transfer shares through your Financial Intermediary. If you are not purchasing shares through an Employer-Sponsored Retirement Plan, you may also buy, sell and transfer shares through BlackRock, if your account is held directly with BlackRock. To learn more about buying, selling, exchanging or transferring shares through BlackRock, call (800) 537-4942. Because the selection of a mutual fund involves many considerations, your Financial Intermediary may help you with this decision.

With certain limited exceptions, the Funds are generally available only to investors residing in the United States and may not be distributed by a foreign Financial Intermediary. Under this policy, in order to accept new accounts or additional investments (including by way of exchange from another BlackRock Fund) into existing accounts, a Fund generally requires that (i) a shareholder that is a natural person be a U.S. citizen or resident alien, in each case residing within the United States or a U.S. territory (including APO/FPO/DPO addresses), and have a valid U.S. taxpayer identification number, and (ii) a Financial Intermediary or a shareholder that is an entity be domiciled in the United States and have a valid U.S. taxpayer identification number or be domiciled in a U.S. territory and have a valid U.S. taxpayer identification number or IRS Form W-8. Any existing account that is updated to reflect a non-U.S. address will also be restricted from making additional investments.

A Fund may reject any purchase order, modify or waive the minimum initial or subsequent investment requirements for any shareholders and suspend and resume the sale of any share class of the Fund at any time for any reason. In addition, a Fund may waive certain requirements regarding the purchase, sale, exchange or transfer of shares described below.

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, a shareholder’s shares in a Fund may be transferred to that state.

How to Buy Shares

	Your Choices	Important Information for You to Know
Initial Purchase	Determine the amount of your investment	There is no minimum initial investment for any Employer-Sponsored Retirement Plans or any other investors other than Institutional Investors.
For Institutional Investors, there is a $5 million minimum investment for all accounts.
Have your Financial Intermediary submit your purchase order
The price of your shares is based on the next your purchase order calculation of the Fund’s net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Certain Financial Intermediaries, however, may require submission of orders prior to that time. Purchase orders placed after that time will be priced at the net asset value determined on the next business day. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown in the Fund’s “Fees and Expenses” table.

The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain Financial Intermediaries may charge a processing fee to confirm a purchase.
	Or contact BlackRock (for accounts held directly with BlackRock)	For investors not purchasing shares through an Employer-Sponsored Retirement Plan, to purchase shares directly from BlackRock, call (800) 537-4942 and request a new account application.
Add to Your Investment	Purchase additional shares	There is no minimum investment amount for additional purchases.
	Have your Financial Intermediary submit your purchase order for additional shares	To purchase additional shares, you may contact your Financial Intermediary or Employer-Sponsored Retirement Plan.
Or contact BlackRock (for accounts held directly with BlackRock)
For investors not purchasing shares through an Employer-Sponsored Retirement Plan:
Purchase by Telephone: Call the Fund at (800) 537-4942 and speak with one of our representatives. The Fund has the right to reject any telephone request for any reason.

187

How to Buy Shares (continued)

	Your Choices	Important Information for You to Know
Add to Your Investment (continued)	Or contact BlackRock (for accounts held directly with BlackRock) (continued)
Purchase by Internet: You may purchase your shares, and view activity in your account, by logging onto the BlackRock website at www.blackrock.com. Purchases made on the Internet using the Automated Clearing House (“ACH”) will have a trade date that is the day after the purchase is made. Certain institutional clients’ purchase orders placed by wire prior to the close of business on the NYSE will be priced at the net asset value determined that day. Contact your Financial Intermediary or BlackRock for further information. Limits on amounts that may be purchased via Internet may vary. For additional information call BlackRock at (800) 537-4942.

Please read the On-Line Services Disclosure Statement and User Agreement, the Terms and Conditions page and the Consent to Electronic Delivery Agreement (if you consent to electronic delivery), before attempting to transact online.

The Fund employs reasonable procedures to confirm that transactions entered over the Internet are genuine. By entering into the User Agreement with the Fund in order to open an account through the website, the shareholder waives any right to reclaim any losses from the Fund or any of its affiliates, incurred through fraudulent activity.

Acquire additional shares by reinvesting dividends and capital gains
All dividends and capital gains distributions are dividends and capital gains automatically reinvested without a sales charge. To make any changes to your dividend and/or capital gains distributions options, please call BlackRock at (800) 537-4942 (for investors who are not purchasing shares through an Employer-Sponsored Retirement Plan) or contact your Financial Intermediary.

How to Pay for Shares	Making payment for purchases
If you are purchasing shares through an Employer-Sponsored Retirement Plan, payment for an order must be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary, but in no event later than 4:00 p.m. (Eastern time) on the first business day following the receipt of the order. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Funds.

If you are not purchasing shares through an Employer-Sponsored Retirement Plan, payment for shares must normally be made in Federal funds or other immediately available funds by the time specified by your Financial Intermediary but in no event later than 4:00 p.m. (Eastern time) on the first business day following the receipt of the order. Payment may also, at the discretion of the Fund, be made in the form of securities that are permissible investments for the respective fund. If payment is not received by this time, the order will be canceled and you and your Financial Intermediary will be responsible for any loss to the Fund.

188

How to Sell Shares

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares	Have your Financial Intermediary submit your sales order
If you purchased shares through an Employer-Sponsored Retirement Plan, you can make redemption requests through your Financial Intermediary in accordance with the procedures applicable to your accounts. These procedures may vary according to the type of account and the Financial Intermediary involved, and customers should consult their Financial Intermediary in this regard. Financial Intermediaries are responsible for transmitting redemption orders and crediting their customers’ accounts with redemption proceeds on a timely basis. Information relating to such redemption services and charges to process a redemption of shares, if any, should be obtained by customers from their Financial Intermediaries.

The price of Class K Shares is based on the next calculation of the Fund’s net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.

Certain Financial Intermediaries may charge a fee to process a redemption of shares. The Fund may reject an order to sell shares under certain circumstances. If you did not purchase your shares through an Employer-Sponsored Retirement Plan, you can make redemption requests through your Financial Intermediary. The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your Financial Intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. (Eastern time)). Certain Financial Intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day. The Fund may reject an order to sell shares under certain circumstances.

	Selling shares held directly with BlackRock	Methods of Redeeming if You Did Not Purchase Your Shares Through an Employer-Sponsored Retirement Plan
Redeem by Telephone: You may sell shares held at BlackRock by telephone request. Call (800) 537-4942 for details.

The Fund, its administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures. The Fund may refuse a telephone redemption request if it believes it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Please find below alternative redemption methods.
Redeem by Internet: You may redeem in your account, by logging onto the BlackRock website at www.blackrock.com. Proceeds from Internet redemptions will be sent via wire to the bank account of record.

Redeem in Writing: Redemption requests may be sent in proper form to BlackRock, P.O. Box 9819, Providence, Rhode Island 02940-8019 or for overnight delivery, 4400 Computer Drive, Westborough, Massachusetts 01588. Under certain circumstances, a medallion signature guarantee will be required.

189

How to Sell Shares (continued)

	Your Choices	Important Information for You to Know
Full or Partial Redemption of Shares (continued)	Selling shares held directly with BlackRock (continued)
Payment by Check: Each Fund reserves the right to reinvest any dividend or distribution amounts (e.g., income dividends or capital gains) which you have elected to receive by check should your check be returned as undeliverable or remain uncashed for more than 6 months. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the net asset value next calculated, on the day of the investment. When reinvested, those amounts are subject to the risk of loss like any fund investment. If you elect to receive distributions in cash and a check remains undeliverable or uncashed for more than 6 months, your cash election may also be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the net asset value as of the date of payment of the distribution.

Payment of Redemption Proceeds by Wire Transfer:
Payment for redeemed shares for which a redemption order is received before 4:00 p.m. (Eastern time) on a business day is normally made in Federal funds wired to the redeeming shareholder on the next business day, provided that the Fund’s custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern time) or on a day when the Fund’s custodian is closed is normally wired in Federal funds on the next business day following redemption on which the Fund’s custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiving a redemption order if, in the judgment of the Fund, an earlier payment could adversely affect the Fund. Shares can be redeemed by Federal wire transfer to a single previously designated bank account. No charge for wiring redemption payments with respect to Class K Shares is imposed by the Fund. You are responsible for any additional charges imposed by your bank for wire transfers.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder’s firm or bank. To change the name of the single, designated bank account to receive wire redemption proceeds, it is necessary to send a written request to the Fund at the address on the back cover of this prospectus.

***
If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund may delay mailing your proceeds. This delay will usually not exceed ten days.

190

How to Transfer Your Account

	Your Choices	Important Information for You to Know
Transfer Shares to Another Financial Intermediary	Transfer to a participating financial intermediary
You may transfer your Class K Shares of the Fund only to another Financial Intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. All future trading of these assets must be coordinated by the receiving firm.
Please contact your Financial Intermediary to accomplish the transfer of shares.

	Transfer to a non-participating financial intermediary	You must either: · Transfer your Class K Shares to an account with the Fund; or
· Sell your Class K Shares. Please contact your Financial Intermediary to accomplish the transfer of shares.

Additional Purchase and Redemption Information Applicable to the Fund if You Are Not Purchasing Shares Through an Employer-Sponsored Retirement Plan

If you are not purchasing shares through an Employer-Sponsored Retirement Plan, the Fund may authorize one or more banks, savings and loan associations and other financial institutions (each a “Service Organization”) to accept purchase and redemption orders on its behalf. Such Service Organizations may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. If you purchase or redeem shares through a Service Organization or its designee, that entity may have its own deadlines for the receipt of the purchase or redemption order that may be earlier than those stated in the prospectus. The Fund will be deemed to have received a purchase or redemption order when a Service Organization or, if applicable, that Service Organization’s authorized designee, accepts the order. These orders will be priced at the Fund’s net asset value per share next calculated after they are so accepted.

191

Funds’ Rights

Each Fund may:

■	Suspend the right of redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act;
■	Postpone the date of payment upon redemption if trading is halted or restricted on the NYSE or under other emergency conditions described in the Investment Company Act or if a redemption request is made before the Fund has collected payment for the purchase of shares;
■	Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the Investment Company Act; and
■	Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may redeem the shares in your account if the net asset value of those shares in your account falls below $500 for any reason, including market fluctuation.

You will be notified that the value of your account is less than the Fund Minimum before the Fund makes any involuntary redemption. This notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $500 before the Fund makes an involuntary redemption. This involuntary redemption will not charge any deferred sales charge, and may not apply to accounts of certain employer-sponsored retirement plans (not including IRAs), qualified state tuition plan (529 Plan) accounts, and select fee-based programs at your Financial Intermediary.

Short-Term Trading Policy

The Board of Trustees (the “Board”) has determined that the interests of long-term shareholders and a Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a Fund and its returns to shareholders. For example, large flows of cash into and out of a Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Fund’s investment objective. Frequent trading may cause a Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a Fund’s performance.

A fund’s investment in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of a fund’s portfolio securities and the determination of the fund’s net asset value as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (“junk bonds”) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. Each Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Management of the Funds — Valuation of Fund Investments” below.

A Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Fund shares that it determines may be detrimental to a Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Fund shares because certain legitimate strategies will not result in harm to a Fund or its shareholders.

If as a result of its own investigation, information provided by a Financial Intermediary or other third party, or otherwise, a Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If a Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with a Fund, the Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions

192

placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Fund. Certain accounts, such as omnibus accounts and accounts at Financial Intermediaries, however, include multiple investors and such accounts typically provide the Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by a Fund. While the Funds monitor for market timing activity, the Funds may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Funds. The Distributor has entered into agreements with respect to Financial Intermediaries that maintain omnibus accounts with the Transfer Agent pursuant to which such Financial Intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a Financial Intermediary is determined by a Fund to be engaged in market timing or other improper trading activity, the Fund’s Distributor may terminate such Financial Intermediary’s agreement with the Distributor, suspend such Financial Intermediary’s trading privileges or take other appropriate actions.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

A Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to a Fund or long-term shareholders.

193

Management of the Funds

BlackRock

BlackRock, each Fund’s investment adviser, manages each Fund’s investments and its business operations subject to the oversight of the Board of the Funds. While BlackRock is ultimately responsible for the management of the Funds, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. BlackRock is an indirect, wholly-owned subsidiary of BlackRock, Inc.

BlackRock, a registered investment adviser, was organized in 1994 to perform advisory services for investment companies. BlackRock and its affiliates had approximately $4.652 trillion in investment company and other portfolio assets under management as of December 31, 2014.

BlackRock will not receive any management fees from the Funds for its investment advisory services.

BlackRock has agreed to cap net expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business, if any), of each share class of certain Funds at the levels shown below in a Fund’s fees and expenses table in the Fund Overview section of this prospectus. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this prospectus as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if these operating expenses exceed a certain limit.

194

With respect to the Funds, BlackRock has contractually (fixed-term and perpetually) agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

	Caps on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fees and Expenses and certain other Fund expenses)
	Fixed-Term Contractual Caps[1]	Perpetual Contractual Caps[2]
Retirement Fund
Class K	0.00%	1.00%
2020 Fund
Class K	0.00%	1.00%
2025 Fund
Class K	0.00%	1.00%
2030 Fund
Class K	0.00%	1.00%
2035 Fund
Class K	0.00%	1.00%
2040 Fund
Class K	0.00%	1.00%
2045 Fund
Class K	0.00%	1.00%
2050 Fund
Class K	0.00%	1.00%
2055 Fund
Class K	0.00%	1.00%

*	As a percentage of average daily net assets.
[1]	The contractual caps are in effect until March 1, 2016. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of a Fund or by a vote of a majority of the outstanding voting securities of a Fund.
[2]	The contractual caps are in effect until March 1, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of a Fund or by a vote of a majority of the outstanding voting securities of a Fund.

With respect to the contractual agreements described above, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BlackRock, are less than the expense limit for that share class, the share class is required to repay BlackRock up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets and (2) BlackRock or an affiliate serves as the Fund’s manager or administrator.

As stated above, the waivers and reimbursements described in the table above do not include Interest Expense. A Fund’s Interest Expense is required to be reported as part of operating expenses in such Fund’s expense table for accounting purposes. The Funds incur Interest Expense when making certain investments (e.g., tender option bonds) to seek to enhance the yield and total return of their portfolios. The amount of Interest Expense (if any) will fluctuate with a Fund’s use of those investments.

A discussion of the basis for the Board’s approval of the Management Agreement with BlackRock is included in the Funds’ annual shareholder report for the fiscal year ended October 31, 2014.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market

195

or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for each Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of a Fund.

Legal Proceedings. On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the Investment Company Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees from one year prior to the filing of the lawsuit and purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Portfolio Manager Information

Information regarding the portfolio manager of the Funds is set forth below. Further information regarding the portfolio manager, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Each Fund is managed by a team of financial professionals. Philip Green is primarily responsible for the day-to-day management of each Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Philip Green	Responsible for the day-to-day management of the Funds, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2007*	Managing Director of BlackRock since 2006.

*	Since 2013 for the 2055 Fund.

Conflicts of Interest

The investment activities of BlackRock and its affiliates (including BlackRock, Inc. and PNC and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders.

BlackRock and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow investment programs similar to that of the Funds. BlackRock and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

196

In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates and/or their internal policies designed to comply with such restrictions.

In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may someday provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Affiliates in connection with the Fund’s portfolio investment transactions.

Under a securities lending program approved by the Board of Trustees, each Fund has retained an Affiliate of BlackRock to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent will receive a fee from a Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which a Fund may lend its portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. BlackRock has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

Valuation of Fund Investments

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. Each Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the NYSE is open as of the close of business on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

Each Fund’s assets and liabilities are valued primarily on the basis of market quotations. Equity investments and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported sale price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. Each Fund values fixed-income portfolio securities and non-exchange traded derivatives using market prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Board. Short-term debt securities with remaining maturities of 60 days or less may be valued on the basis of amortized cost.

Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares. Shares of underlying open-end funds are valued at net asset value.

Generally, trading in foreign securities, U.S. Government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BlackRock to be reliable, a Fund’s investments are valued at fair value. Fair value determinations are made by BlackRock in accordance with procedures approved by the Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or other liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies, and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one

197

or more assets or liabilities held by the Fund. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Fund’s pricing time.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

A Fund may accept orders from certain authorized Financial Intermediaries or their designees. A Fund will be deemed to receive an order when accepted by the Financial Intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the Financial Intermediary could be held liable for any losses.

Dividends, Distributions and Taxes

BUYING A DIVIDEND
Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a Fund has declared but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

Each Fund will distribute net investment income, if any, and net realized capital gains, if any, at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your financial professional, Financial Intermediary or the Fund. Although this cannot be predicted with any certainty, the Fund anticipates that a significant amount of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Fund held the assets sold.

The Funds expect to be eligible to pass through to you certain foreign income taxes (including withholding taxes) paid by underlying funds and tax-exempt interest earned by underlying funds. Short-term capital gain earned by an underlying fund will be ordinary income when distributed to a Fund and will not be offset by the Fund’s capital losses. The Funds may in some circumstances be required to defer perhaps indefinitely their recognition of losses from redemptions from underlying funds under the wash sale rules.

Because of the special tax rules applicable to investments by qualified plans exempt from tax under section 401(a) of the Internal Revenue Code, if you are invested through such a plan, you will not be taxed on dividends paid by the Fund or on the proceeds of a redemption or an exchange of shares of the Fund, provided the shares are not debt-financed property to the plan.

If you are not invested through such a plan, you will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Certain dividend income received by the Fund, including dividends received from qualifying foreign corporations, and long-term capital gains are eligible for taxation at a maximum rate of 15% for individuals with incomes below approximately $400,000 ($450,000 if married filing jointly), amounts adjusted annually for inflation, and 20% for individuals with any income in excess of those amounts that is long-term capital gain or qualified dividend income. To the extent the Fund makes any distributions derived from long-term capital gains and qualifying dividend income, such distributions will be eligible for taxation at the reduced rate.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, interest, dividends and net gain from investments) of U.S. individuals with income exceeding $200,000 or $250,000 if married and filing jointly, and of trusts and estates.

198

By law, your dividends and redemption proceeds will be subject to a 28% withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

If you are neither a tax resident nor a citizen of the United States or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years of the Fund beginning before January 1, 2015, certain distributions reported by the Fund as either interest related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax.

A 30% withholding tax is currently imposed on U.S. source dividends, interest and other income items and will be imposed on redemption proceeds paid after December 31, 2016, to (i) certain foreign financial institutions and investment funds, and (ii) certain other foreign entities. To avoid withholding, foreign financial institutions and investment funds will generally either need to (a) collect and report to the IRS detailed information identifying their U.S. accounts and U.S. account holders, comply with due diligence procedures for identifying U.S. accounts and withhold tax on certain payments made to noncomplying foreign entities and account holders or (b) if an intergovernmental agreement is entered into and implementing legislation is adopted, comply with the agreement and legislation. Other foreign entities will generally either need to provide detailed information identifying each substantial U.S. owner or certify there are no such owners.

Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

199

Financial Highlights

The Financial Highlights table is intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and/or distributions). The information for the fiscal year ended October 31, 2014 has been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, whose report on each Fund’s financial statements is included in the Funds’ Annual Report. The information for the fiscal periods prior to October 31, 2014 were audited by another independent accounting firm. The Funds’ financial statements are included in the Funds’ Annual Report, which is available upon request.

BlackRock LifePath® Active Retirement Fund

	Class K1
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$10.42	$10.72	$10.37	$10.12	$8.97
Net investment income[2]	0.25	0.26	0.30	0.27	0.26
Net realized and unrealized gain	0.47	0.88	0.70	0.19	1.08
Net increase from investment operations	0.72	1.14	1.00	0.46	1.34
Distributions from:[3]
Net investment income	(0.28)	(0.18)	(0.32)	(0.21)	(0.19)
Net realized gain	(0.52)	(0.26)	(0.33)	—	—
Total distributions	(0.80)	(0.44)	(0.65)	(0.21)	(0.19)
Net asset value, end of year	$11.34	$11.42	$10.72	$10.37	$10.12
Total Return[4]
Based on net asset value	6.74%	11.03%	10.31%	4.56%[5]	15.09%[6]
Ratios to Average Net Assets
Total expenses	0.92%[7]	1.30%[8]	1.50%[9]	1.51%[10]	1.55%[11]
Total expenses after fees waived and/or reimbursed	0.12%[7]	0.20%[8]	0.28%[9]	0.27%[10]	0.10%[11]
Net investment income	2.26%[7]	2.45%[8]	2.88%[9]	2.61%[10]	2.70%[11]
Supplemental Data
Net assets, end of year (000)	$608	$521	$139	$96	$54
Portfolio turnover rate	42%	97%	87%	112%	98%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[6]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.86% for the Class K Shares.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.28%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.33%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[11]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

200

Financial Highlights (continued)

BlackRock LifePath® Active 2020 Fund

	Class K1
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.48	$10.57	$10.16	$9.90	$8.75
Net investment income[2]	0.22	0.26	0.28	0.25	0.23
Net realized and unrealized gain	0.54	1.08	0.71	0.22	1.09
Net increase from investment operations	0.76	1.34	0.99	0.47	1.32
Distributions from:[3]
Net investment income	(0.33)	(0.17)	(0.29)	(0.21)	(0.17)
Net realized gain	(0.66)	(0.26)	(0.29)	—	—
Total distributions	(0.99)	(0.43)	(0.58)	(0.21)	(0.17)
Net asset value, end of year	$11.25	$11.48	$10.57	$10.16	$9.90
Total Return[4]
Based on net asset value	7.04%	13.16%	10.41%	4.78%[5]	15.26%[6]
Ratios to Average Net Assets
Total expenses	0.80%[7]	1.09%[8]	1.25%[9]	1.26%[10]	1.21%[11]
Total expenses after fees waived and/or reimbursed	0.11%[7]	0.18%[8]	0.27%[9]	0.25%[10]	0.11%[11]
Net investment income	2.01%[7]	2.43%[8]	2.75%[9]	2.40%[10]	2.50%[11]
Supplemental Data
Net assets, end of year (000)	$1,396	$946	$594	$326	$262
Portfolio turnover rate	41%	91%	68%	138%	106%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[6]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.15% for the Class K Shares.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.34%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.36%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[11]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

201

Financial Highlights (continued)

BlackRock LifePath® Active 2025 Fund

	Class K1
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.28	$10.16	$9.95	$9.66	$8.50
Net investment income[2]	0.22	0.23	0.25	0.22	0.20
Net realized and unrealized gain	0.66	1.24	0.70	0.27	1.10
Net increase from investment operations	0.88	1.47	0.95	0.49	1.30
Distributions from:[3]
Net investment income	(0.26)	(0.16)	(0.27)	(0.20)	(0.14)
Net realized gain	(0.37)	(0.19)	(0.47)	—	—
Total distributions	(0.63)	(0.35)	(0.74)	(0.20)	(0.14)
Net asset value, end of year	$11.53	$11.28	$10.16	$9.95	$9.66
Total Return[4]
Based on net asset value	8.14%	14.99%	10.38%	5.05%[5]	15.41%[6]
Ratios to Average Net Assets
Total expenses	0.88%[7]	1.21%[8]	1.60%[9]	1.64%[10]	1.59%[11]
Total expenses after fees waived and/or reimbursed	0.12%[7]	0.18%[8]	0.25%[9]	0.23%[10]	0.13%[11]
Net investment income	1.94%[7]	2.19%[8]	2.57%[9]	2.14%[10]	2.22%[11]
Supplemental Data
Net assets, end of year (000)	$570	$478	$184	$116	$64
Portfolio turnover rate	49%	83%	76%	119%	116%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[6]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.29% for the Class K Shares.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.37%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.38%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[11]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

202

Financial Highlights (continued)

BlackRock LifePath® Active 2030 Fund

	Class K1
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.19	$9.96	$9.76	$9.43	$8.25
Net investment income[2]	0.20	0.21	0.22	0.17	0.16
Net realized and unrealized gain	0.63	1.40	0.71	0.31	1.13
Net increase from investment operations	0.83	1.61	0.93	0.48	1.29
Distributions from:[3]
Net investment income	(0.29)	(0.16)	(0.23)	(0.15)	(0.11)
Net realized gain	(0.68)	(0.22)	(0.50)	—	—
Total distributions	(0.97)	(0.38)	(0.73)	(0.15)	(0.11)
Net asset value, end of year	$11.05	$11.19	$9.96	$9.76	$9.43
Total Return[4]
Based on net asset value	7.80%	16.80%	10.24%	5.04%[5]	15.76%[6]
Ratios to Average Net Assets
Total expenses	0.83%[7]	1.09%[8]	1.22%[9]	1.21%[10]	1.34%[11]
Total expenses after fees waived and/or reimbursed	0.12%[7]	0.16%[8]	0.22%[9]	0.20%[10]	0.15%[11]
Net investment income	1.80%[7]	2.08%[8]	2.30%[9]	1.74%[10]	1.81%[11]
Supplemental Data
Net assets, end of year (000)	$1,143	$1,021	$432	$355	$302
Portfolio turnover rate	66%	92%	73%	117%	114%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[6]	Includes payment received from an affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.64% for the Class K Shares.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.42%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.45%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[11]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

203

Financial Highlights (continued)

BlackRock LifePath® Active 2035 Fund

	Class K1
	Year ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.35	$10.07	$9.46	$9.13	$7.98
Net investment income[2]	0.19	0.20	0.18	0.12	0.12
Net realized and unrealized gain	0.70	1.54	0.77	0.31	1.12
Net increase from investment operations	0.89	1.74	0.95	0.43	1.24
Distributions from:[3]
Net investment income	(0.24)	(0.22)	(0.16)	(0.10)	(0.09)
Net realized gain	(0.73)	(0.24)	(0.18)	—	—
Total distributions	(0.97)	(0.46)	(0.34)	(0.10)	(0.09)
Net asset value, end of year	$11.27	$11.35	$10.07	$9.46	$9.13
Total Return[4]
Based on net asset value	8.27%	18.01%	10.45%	4.73%[5]	15.55%[5]
Ratios to Average Net Assets
Total expenses	1.09%[6]	1.70%[7]	1.98%[8]	1.84%[9]	2.19%[9]
Total expenses after fees waived and/or reimbursed	0.12%[6]	0.15%[7]	0.18%[8]	0.17%[9]	0.17%[9]
Net investment income	1.74%[6]	1.93%[7]	1.87%[8]	1.23%[9]	1.38%[9]
Supplemental Data
Net assets, end of year (000)	$878	$719	$234	$207	$70
Portfolio turnover rate	61%	104%	76%	94%	115%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.46%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

204

Financial Highlights (continued)

BlackRock LifePath® Active 2040 Fund

	Class K1
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.48	$9.96	$9.60	$9.25	$8.07
Net investment income[2]	0.18	0.24	0.18	0.13	0.11
Net realized and unrealized gain	0.77	1.64	0.72	0.33	1.15
Net increase from investment operations	0.95	1.88	0.90	0.46	1.26
Distributions from:[3]
Net investment income	(0.25)	(0.20)	(0.15)	(0.11)	(0.08)
Net realized gain	(0.65)	(0.16)	(0.39)	—	—
Total distributions	(0.90)	(0.36)	(0.54)	(0.11)	(0.08)
Net asset value, end of year	$11.53	$11.48	$9.96	$9.60	$9.25
Total Return[4]
Based on net asset value	8.66%	19.49%	10.01%	4.95%[5]	15.67%[5]
Ratios to Average Net Assets
Total expenses	1.01%[6]	1.46%[7]	1.68%[8]	1.78%[9]	1.89%[10]
Total expenses after fees waived and/or reimbursed	0.12%[6]	0.15%[7]	0.18%[8]	0.17%[9]	0.17%[10]
Net investment income	1.61%[6]	2.21%[7]	1.81%[8]	1.31%[9]	1.32%[10]
Supplemental Data
Net assets, end of year (000)	$847	$468	$401	$224	$204
Portfolio turnover rate	57%	102%	68%	99%	114%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.48%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

205

Financial Highlights (continued)

BlackRock LifePath® Active 2045 Fund

	Class K1
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$12.16	$10.38	$9.68	$9.32	$8.16
Net investment income[2]	0.20	0.22	0.18	0.12	0.12
Net realized and unrealized gain	0.78	1.89	0.82	0.36	1.12
Net increase from investment operations	0.98	2.11	1.00	0.48	1.24
Distributions from:[3]
Net investment income	(0.25)	(0.22)	(0.14)	(0.12)	(0.08)
Net realized gain	(0.62)	(0.11)	(0.16)	—	—
Total distributions	(0.87)	(0.33)	(0.30)	(0.12)	(0.08)
Net asset value, end of year	$12.27	$12.16	$10.38	$9.68	$9.32
Total Return[4]
Based on net asset value	8.38%	20.92%	10.76%	5.10%[5]	15.20%[5]
Ratios to Average Net Assets
Total expenses	1.60%[6]	2.42%[7]	3.17%[8]	4.10%[9]	4.80%[10]
Total expenses after fees waived and/or reimbursed	0.12%[6]	0.14%[7]	0.20%[8]	0.17%[9]	0.17%[10]
Net investment income	1.65%[6]	1.95%[7]	1.82%[8]	1.19%[9]	1.33%[10]
Supplemental Data
Net assets, end of year (000)	$589	$404	$222	$133	$35
Portfolio turnover rate	72%	101%	103%	82%	123%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

206

Financial Highlights (continued)

BlackRock LifePath® Active 2050 Fund

	Class K1
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$11.12	$9.45	$9.08	$8.79	$7.64
Net investment income[2]	0.17	0.18	0.17	0.11	0.11
Net realized and unrealized gain	0.77	1.83	0.70	0.32	1.10
Net increase from investment operations	0.94	2.01	0.87	0.43	1.21
Distributions from:[3]
Net investment income	(0.22)	(0.20)	(0.14)	(0.11)	(0.06)
Net realized gain	(0.52)	(0.14)	(0.36)	(0.03)	—
Total distributions	(0.74)	(0.34)	(0.50)	(0.14)	(0.06)
Net asset value, end of year	$11.32	$11.12	$9.45	$9.08	$8.79
Total Return[4]
Based on net asset value	8.76%	21.94%	10.20%	4.91%[5]	15.86%[5]
Ratios to Average Net Assets
Total expenses	1.73%[6]	2.82%[7]	3.86%[8]	4.00%[9]	4.88%[10]
Total expenses after fees waived and/or reimbursed	0.13%[6]	0.13%[7]	0.18%[8]	0.17%[9]	0.17%[10]
Net investment income	1.55%[6]	1.76%[7]	1.88%[8]	1.21%[9]	1.36%[10]
Supplemental Data
Net assets, end of year (000)	$551	$344	$137	$76	$139
Portfolio turnover rate	68%	93%	81%	96%	104%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K Shares total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.50%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[9]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

207

Financial Highlights (concluded)

BlackRock LifePath® Active 2055 Fund

	Class K
	Year Ended October 31, 2014	Period February 28, 2013[1] to October 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$11.44	$10.00
Net investment income[2]	0.20	0.08
Net realized and unrealized gain	0.87	1.36
Net increase from investment operations	1.07	1.44
Distributions from:[3]
Net investment income	(0.27)	—
Net realized gain	(0.12)	—
Total distributions	(0.39)	—
Net asset value, end of period	$12.12	$11.44
Total Return[4]
Based on net asset value	9.46%	14.40%[5]
Ratios to Average Net Assets
Total expenses	6.05%[6]	10.80%[7,8,9]
Total expenses after fees waived and/or reimbursed	0.14%[6]	0.14%[7,9]
Net investment income	1.70%[6]	1.16%[7,9]
Supplemental Data
Net assets, end of period (000)	$2,333	$2,203
Portfolio turnover rate	47%	45%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[7]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K would have been 12.08%.
[9]	Annualized.

208

General Information

Shareholder Documents

Electronic Access to Annual Reports, Semi-Annual Reports and Prospectuses

Electronic copies of most financial reports and prospectuses are available on BlackRock’s website. Shareholders can sign up for e-mail notifications of annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program. To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages: Please contact your Financial Intermediary. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

■	Access the BlackRock website at http://www.blackrock.com/edelivery; and
■	Log into your account.

Delivery of Shareholder Documents

The Funds deliver only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 537-4942.

Certain Fund Policies

Anti-Money Laundering Requirements

Each Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, each Fund is required to obtain sufficient information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of Financial Intermediaries. Such information may be verified using third-party sources. This information will be used only for compliance with the Patriot Act or other applicable laws, regulations and rules in connection with money laundering, terrorism, or economic sanctions.

Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your Financial Intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

209

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Statement of Additional Information

If you would like further information about the Funds, including how each Fund invests, please see the SAI.

For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI. The Funds make their top ten holdings available on a monthly basis at www.blackrock.com generally within 5 business days after the end of the month to which the information applies.

210

Glossary

This glossary contains an explanation of some of the common terms used in this prospectus. For additional information about a Fund, please see the SAI.

Acquired Fund Fees and Expenses — fees and expenses charged by other investment companies and pooled investment vehicles in which a Fund invests a portion of its assets.

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Barclays U.S. Aggregate Bond Index — A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index — An index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating Financial Intermediaries, advertising and promotion.

Bloomberg Commodity Index — A broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Index is composed of futures contracts on physical commodities. The index is designed to minimize concentration in any one commodity or sector.

FTSE EPRA/NAREIT Developed Real Estate U.S. Index — A global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe and Asia.

Management Fee — a fee paid to BlackRock for managing a Fund.

MSCI ACWI ex-U.S. IMI Index — The MSCI All Country World ex-U.S. Investable Market Index measures the investment return of stocks issued by companies located outside the United States.

MSCI EAFE Index — A free-float adjusted, market capitalization weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

Other Expenses — include accounting, transfer agency, custody, professional fees and registration fees.

Russell Indexes — A group of indexes that are widely used to benchmark investment performance. The most common Russell index is the Russell 2000 Index, an index of U.S. small-cap stocks, which measures the performance of the 2,000 smallest U.S. companies in the Russell 3000 Index.

Service Fees — fees used to compensate Financial Intermediaries for certain shareholder servicing activities.

Shareholder Fees — these fees include sales charges that you may pay when you buy or sell shares of a Fund.

211

For More Information

Fund and Service Providers

FUND

BlackRock Funds II
    BlackRock LifePath® Active Retirement Fund
    BlackRock LifePath® Active 2020 Fund
    BlackRock LifePath® Active 2025 Fund
    BlackRock LifePath® Active 2030 Fund
    BlackRock LifePath® Active 2035 Fund
    BlackRock LifePath® Active 2040 Fund
    BlackRock LifePath® Active 2045 Fund
    BlackRock LifePath® Active 2050 Fund
    BlackRock LifePath® Active 2055 Fund
100 Bellevue Parkway
Wilmington, Delaware 19809

Written Correspondence:
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail:
4400 Computer Drive
Westborough, Massachusetts 01588
(800) 537-4942

MANAGER AND ADMINISTRATOR

BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1700
Philadelphia, Pennsylvania 19103

ACCOUNTING SERVICES PROVIDER

BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR

BlackRock Investments, LLC
40 East 52nd Street
New York, New York 10022

CUSTODIAN

The Bank of New York Mellon
One Wall Street
New York, New York 10286

COUNSEL

Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Additional Information

For more information:

This prospectus contains important information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. More information about the Funds is available at no charge upon request. This information includes:

Annual/Semi-Annual Reports

These reports contain additional information about each of a Fund’s investments. The annual report describes a Fund’s performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected a Fund’s performance for the last fiscal year.

Statement of Additional Information

A Statement of Additional Information (“SAI”), dated February 27, 2015, has been filed with the Securities and Exchange Commission (“SEC”). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund’s annual and semi-annual reports, by calling (800) 537-4942. The SAI, as supplemented from time to time, is incorporated by reference into this prospectus.

BlackRock Investor Services

Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8:00 a.m. to 6:00 p.m. (Eastern time), on any business day. Call: (800) 537-4942.

Purchases and Redemptions

Call your Financial Intermediary or BlackRock Investor Services at (800) 537-4942.

World Wide Web

General Fund information and specific Fund performance, including the SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/prospectus. Mutual fund prospectuses and literature can also be requested via this website.

Written Correspondence

BlackRock Funds II
P.O. Box 9819
Providence, Rhode Island 02940-8019

Overnight Mail

BlackRock Funds II
4400 Computer Drive
Westborough, Massachusetts 01588

Internal Wholesalers/Broker Dealer Support

Available on any business day to support investment professionals. Call: (800) 882-0052.

Portfolio Characteristics and Holdings

A description of a Fund’s policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

Securities and Exchange Commission

You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC’s website (http://www.sec.gov) or the SEC’s Public Reference Room in Washington, D.C. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549. Information about obtaining documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-22061
© BlackRock Advisors, LLC

PRO-LCPP-K-0215R2